                                                     Registration Nos. 033-37128
                                                                       811-03365
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 25                     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 518                            [X]

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                     METLIFE INVESTORS USA INSURANCE COMPANY
                               (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
              (Address of Depositor's Principal Executive Offices)
               (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752


                     (Name and Address of Agent for Service)
                               Eric T. Steigerwalt
                                    President
                     MetLife Investors USA Insurance Company

                        11225 North Community House Road
                               Charlotte, NC 28277

                                    Copy to:

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

     [X] on April 28, 2014 pursuant to paragraph (b) of Rule 485.

     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     [ ] on (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Group Flexible Payment Variable Annuity
Contracts

================================================================================

                              GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                                                      ISSUED BY

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                                                            AND

                                        METLIFE INVESTORS USA INSURANCE COMPANY

       This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts (the "Contracts") issued by
   MetLife Investors USA Separate Account A (the "Separate Account") by MetLife Investors USA Insurance Company ("MetLife Investors USA" or we or us). Please
      read it carefully before you invest and keep it for future reference. The Contracts are designed to provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("Qualified Plans").

    The Contracts are issued to an employer or organization, which is the owner ("Owner") of the Contract. After completing an enrollment form and arranging for your Purchase Payments to begin, you are a participant ("Participant") and, except as provided below, a certificate ("Certificate") will be provided to you that gives you a summary of the Contract provisions. The Certificate also serves as evidence of your participation in the plan (Plan). Certificates are not provided to Participants under deferred compensation or qualified corporate retirement plans.

 THE CONTRACTS ARE NOT CURRENTLY OFFERED FOR SALE, HOWEVER, CERTIFICATES MAY BE
                           ISSUED TO NEW PARTICIPANTS UNDER EXISTING CONTRACTS.

   You decide how to allocate your Purchase Payments among the funds offered as investment options under the Contracts (the "Funds"). You may allocate your
        Purchase Payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by us, or to the Separate Account. The Separate Account, in turn, invests in the following underlying Funds:


THE ALGER PORTFOLIOS -- CLASS I-2
   Alger Small Cap Growth Portfolio



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)
   American Funds Global Small Capitalization Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund

DWS VARIABLE SERIES I (CLASS A)
   DWS International VIP*

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)
   Asset Manager/SM/ Portfolio
   Contrafund(R) Portfolio
   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio**

MET INVESTORS SERIES TRUST (CLASS A)
   Invesco Small Cap Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)
   Barclays Aggregate Bond Index Portfolio
   BlackRock Bond Income Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Large Cap Value Portfolio
   Met/Artisan Mid Cap Value Portfolio
   MetLife Mid Cap Stock Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   MSCI EAFE(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   WMC Core Equity Opportunities Portfolio

T. ROWE PRICE GROWTH STOCK FUND, INC.**
   T. Rowe Price Growth Stock Fund, Inc.

* DWS International VIP is not available under Retirement Companion Contracts. ** Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund, Inc.
   are not available for use with Contracts purchased in connection with 403(b) Plans.

You can choose any combination of the Funds. Your Participant's Account will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses. Please read these prospectuses carefully before you invest.

The Contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal


If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 28, 2014. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 52 of the Prospectus.


The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

April 28, 2014

TABLE OF CONTENTS                                                           PAGE


GLOSSARY................................................................... 3

SUMMARY OF THE CONTRACTS................................................... 5

FEE TABLES AND EXAMPLES.................................................... 9


 FINANCIAL AND PERFORMANCE INFORMATION..................................... 13

 DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL
 ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS............ 14
    The Insurance Company.................................................. 14
    The General Account.................................................... 14
    The Separate Account................................................... 15
    The Funds.............................................................. 16
    Principal Underwriter.................................................. 19
    Servicing Agent........................................................ 20

 CONTRACT CHARGES.......................................................... 21
    Premium and Other Taxes................................................ 21
    Surrender Charge....................................................... 21
    Administrative Fees.................................................... 23
    Transaction Charges.................................................... 23
    Mortality and Expense Risk Charge...................................... 23
    Distribution Expense Charge............................................ 24
    Income Taxes........................................................... 24
    Fund Expenses.......................................................... 24
    Free Look Period....................................................... 24
    Deferred Compensation Plans............................................ 25

 DESCRIPTION OF THE CONTRACTS.............................................. 26
    General................................................................ 26
    Assignment............................................................. 26
    Purchase Payments...................................................... 26
    Transfers.............................................................. 27
    Restrictions on Transfers.............................................. 28
    Loans (403(b) Plans only).............................................. 31
    Modification of the Contracts.......................................... 32

 ACCUMULATION PERIOD....................................................... 33
    Crediting Accumulation Units in the Separate Account................... 33



    Separate Account Accumulation Unit Current Values...................... 33
    Surrender from the Separate Account.................................... 33
    Payment of Surrender Amount............................................ 34
    Account Statements..................................................... 34

 ANNUITY BENEFITS.......................................................... 35
    Variable Annuity Payments.............................................. 35
    Assumed Investment Return.............................................. 35
    Election of Annuity Date and Form of Annuity........................... 35
    Election of Annuity Date............................................... 35
    Form of Annuity........................................................ 36
    Frequency of Payment................................................... 38
    Level Payments Varying Annually........................................ 38
    Annuity Unit Values.................................................... 39

 DEATH BENEFITS............................................................ 39
    Death Before the Annuity Date.......................................... 39
    Death After the Annuity Date........................................... 40
    Abandoned Property Requirements........................................ 41

 FEDERAL TAX CONSIDERATIONS................................................ 42

 VOTING RIGHTS............................................................. 50

 LEGAL PROCEEDINGS......................................................... 51

 ADDITIONAL INFORMATION.................................................... 52

 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................. 52


APPENDIX A -- CONDENSED FINANCIAL INFORMATION -- PART 1...................  A-1
APPENDIX A -- CONDENSED FINANCIAL INFORMATION -- PART 2................... A-11
APPENDIX B -- PARTICIPATING INVESTMENT PORTFOLIOS.........................  B-1
APPENDIX C -- ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS.............  C-1
APPENDIX D -- PREMIUM TAX TABLE...........................................  D-1


MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period that begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and MetLife Investors USA covering your rights.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period when you first receive your Certificate. During this time period, you may cancel your interest in the Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or your Participant's Account in some states).

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE - The date on which Annuity payments begin if you do not select another date.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of your interest in each Separate Account Series and your interest in the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by us under Delaware law to receive and invest amounts allocated by you and other Participants under the Contracts and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

SUMMARY OF THE CONTRACTS

THE CONTRACTS

The Contracts may be offered to:

..   Qualified Plans such as:

   *  Section 403(b) tax-sheltered annuities;

   *  Section 457 deferred compensation plans; and

   *  Section 401 pension and profit sharing plans.

[SIDE BAR: Please see the section "Federal Tax Considerations" for more information.]
Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the Contract.


This Prospectus describes all the material features of the Contract.


THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment).

There is no initial sales charge; however, the charges and deductions described under "Contract Charges" will be deducted from the Participant's Account.

[SIDE BAR: Please see "Transfers" for more information.]

Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Participant's Account allocated to the General Account or to the Series.

You can transfer amounts allocated to the Separate Account:

..   between any of the Series, at any time and as many times as you choose

..   to the General Account at any time before the amount has been applied to a
    Variable Annuity option

See, however, restrictions on transfers in "Description of the Contracts - Restrictions on Transfers."

[SIDE BAR: Please see "The Separate Account" and "The Funds" for more information.]

SEPARATE ACCOUNT

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more Series of the Separate Account, each of which invests in one of the underlying Funds.

[SIDE BAR: Please see "Contract Charges" for more information.]

CHARGES AND DEDUCTIONS

The following fees and expenses apply under the Contracts:

                Fee or Expense                  Amount of Fee
                -----------------------------------------------
                Daily Deductions

                . Distribution expenses                .000274%
                                               (0.10% per year)

                . Mortality and Expense risks          .003425%
                                               (1.25% per year)

ANNUAL DEDUCTIONS

There is an Administrative Fee of $21.50 plus $2.50 for each Series in which you invest. MetLife Investors USA currently waives these administrative fees for any Certificate Year during which you contribute $2,000 or more to your Participant's Account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).

TRANSACTION CHARGES

A charge of $10 may be deducted for:

..   A transfer from any Series;

..   A full or partial surrender (the charge will be no more than 2% of the amount of the surrender); or

..   Annuitization of all or a part of your Participant's Account.

We currently waive the transaction charge for transfers from any Series, but reserve the right to impose the charge in the future. See, however, restrictions on transfers in "Description of the Contracts - Restrictions on Transfers."

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)


             .  Deducted if you            7% of Purchase Payment
                request a full or         and amounts credited to
                partial surrender of it. This charge applies Purchase Payments from for 60 months after the
                the Separate Account          Purchase Payment is
                within 60 months after                  received.
                the Purchase Payment
                is made.

However, for 403(b) plans, we will not deduct any surrender charge once nine
(9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE INTERNAL REVENUE CODE.

The following expenses may be waived for certain deferred compensation plans:

..   administrative fees

..   transaction charges

..   distribution fees

..   surrender charges on certain surrenders

           PREMIUM TAXES

           . Payable to a state or government agency       0% - 3.5%
             with respect to the Contract. It may be
             deducted on or after the date the tax is
             incurred. Currently, MetLife Investors USA
             deducts these taxes upon annuitization.

[SIDE BAR: Please see "Free Look Period" for more information.]

FREE LOOK PERIOD

You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

[SIDE BAR: Please see "Surrender Charge" and "Federal Tax Considerations" for more information.]

SURRENDER

You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial surrender if:

..   it would cause your interest in any Series or the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)

However, if you are surrendering the entire amount allocated to a Series; these restrictions do not apply.

You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

LOANS - 403(B) PLANS ONLY

You may be able to obtain a loan from the portion of your Participant's Account allocated to the General Account. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default in repayments.

MetLife Investors USA:

..   may terminate loans

..   change the terms under which loans are made

Any action taken by MetLife Investors USA would not affect outstanding loans.

[SIDE BAR: Please see "Death Benefits" for more information.]

DEATH BENEFIT

You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

..   the total of all Purchase Payments less any partial surrenders; or

..   the value of the Participant's Account at settlement.

If the death occurs on or after age 65, the death benefit will be equal to the Participant's Account.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contract. Your actual Certificate and any endorsements are the controlling documents.

[SIDE BAR: Please see "Description of Contracts - Market Timing" for more information.]

RESTRICTIONS ON TRANSFERS

MetLife Investors USA has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Participants or the Funds. Upon detection of this activity, restrictions may be imposed on transfers.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CERTIFICATE. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CERTIFICATE, SURRENDER THE CERTIFICATE, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES (RANGING FROM 0% TO 3.5%, WHICH ARE APPLICABLE ONLY IN CERTAIN JURISDICTIONS -- SEE APPENDIX D) MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

PARTICIPANT TRANSACTION EXPENSES TABLE

SURRENDER CHARGE/1/                                                                                              7%
  (as a percentage of amounts accumulated with respect to a Purchase Payment, including amounts credited to it)
TRANSACTION CHARGE/2/
  (each surrender and annuitization)                                                                             $10
TRANSFER FEE PER TRANSFER/3/                                                                                     $10

--------------------------------------------------------------------------------


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE, NOT INCLUDING FUND FEES AND EXPENSES.


--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE

ADMINISTRATIVE CHARGE/4/                                                                                        $21.50 plus
 (deducted annually)                                                                                            $ 2.50 for
                                                                                                                each Series
SEPARATE ACCOUNT ANNUAL EXPENSES
  (referred to as Separate Account Product Charges) (as a percentage of average Participant's Account value in the Separate Account)
Mortality and Expense Risk Charge                                                                                     1.25%
Distribution Expense Charge                                                                                           0.10%
                                                                                                                      -----
Total Separate Account Annual Expenses/5/                                                                             1.35%

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE
PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE MAKING YOUR ALLOCATIONS TO THE INVESTMENT OPTIONS.


--------------------------------------------------------------------------------

                                                                                                  Minimum Maximum
                                                                                                  ------- -------
Total Annual Fund Operating Expenses                                                               0.26%   1.02%
(expenses that are deducted from Fund assets, including management fees, 12b-1/Service fees, and other expenses) as of December 31, 2013

--------------------------------------------------------------------------------

Notes

1.  Surrender charges decline based on date of Purchase Payment. (See Expenses
- Surrender Charge)



                    Number of Complete months from
                    Receipt of Purchase Payment     % Charge
                    ------------------------------  --------
                         60 months or less             7
                         More than 60 months           0



Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

2. In the event of a surrender, the charge is the lesser of $10 or 2% of the amount surrendered.

3. This fee applies to each transfer from a Series. We currently waive this charge.

4. The Administrative Charge is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Participant's Account value is $10,000 or more at the end of the Certificate Year.

5. Total Separate Account Expenses are 1.25% under the Retirement Companion version of the Contract.

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.




                                                DISTRIBUTION                                              NET
                                                   AND/OR             ACQUIRED   TOTAL    FEE WAIVER     TOTAL
                                                  SERVICE               FUND    ANNUAL      AND/OR      ANNUAL
                                     MANAGEMENT   (12B-1)     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
               FUND                     FEE         FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
SERIES(R)--CLASS 2
----------------------------------------------------------------------------------------------------------------
 American Funds Global Small
   Capitalization Fund                  0.70%       0.25%      0.04%     --      0.99%         --        0.99%
----------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund             0.33%       0.25%      0.02%     --      0.60%         --        0.60%
----------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income
   Fund                                 0.27%       0.25%      0.02%     --      0.54%         --        0.54%
----------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I--CLASS A
----------------------------------------------------------------------------------------------------------------
 DWS International VIP                  0.79%         --       0.23%     --      1.02%         --        1.02%
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS--INITIAL CLASS
----------------------------------------------------------------------------------------------------------------
 Asset Manager/SM/ Portfolio            0.50%         --       0.13%     --      0.63%         --        0.63%
----------------------------------------------------------------------------------------------------------------
 Contrafund(R) Portfolio                0.55%         --       0.09%     --      0.64%         --        0.64%
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio                       0.55%         --       0.11%     --      0.66%         --        0.66%
----------------------------------------------------------------------------------------------------------------
 Money Market Portfolio                 0.17%         --       0.09%     --      0.26%         --        0.26%
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio                     0.70%         --       0.14%     --      0.84%         --        0.84%
----------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST--
CLASS A
----------------------------------------------------------------------------------------------------------------
 Invesco Small Cap Growth Portfolio     0.85%         --       0.02%     --      0.87%       0.02%       0.85%
----------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond Debenture
   Portfolio                            0.51%         --       0.03%     --      0.54%         --        0.54%
----------------------------------------------------------------------------------------------------------------
 MFS(R) Research International
   Portfolio                            0.68%         --       0.07%     --      0.75%       0.06%       0.69%
----------------------------------------------------------------------------------------------------------------
 Morgan Stanley Mid Cap Growth
   Portfolio                            0.64%         --       0.05%     --      0.69%       0.01%       0.68%
----------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio           0.48%         --       0.03%     --      0.51%         --        0.51%
----------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Value
   Portfolio                            0.57%         --       0.02%     --      0.59%         --        0.59%
----------------------------------------------------------------------------------------------------------------
 Third Avenue Small Cap Value
   Portfolio                            0.73%         --       0.03%     --      0.76%       0.02%       0.74%
----------------------------------------------------------------------------------------------------------------

                                                 DISTRIBUTION                                              NET
                                                    AND/OR             ACQUIRED   TOTAL    FEE WAIVER     TOTAL
                                                   SERVICE               FUND    ANNUAL      AND/OR      ANNUAL
                                      MANAGEMENT   (12B-1)     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                FUND                     FEE         FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
-----------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND--
CLASS A
-----------------------------------------------------------------------------------------------------------------
 Barclays Aggregate Bond Index
   Portfolio                             0.25%        --        0.03%      --     0.28%       0.01%       0.27%
-----------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio         0.33%        --        0.02%      --     0.35%       0.00%       0.35%
-----------------------------------------------------------------------------------------------------------------
 BlackRock Capital Appreciation
   Portfolio                             0.69%        --        0.02%      --     0.71%       0.01%       0.70%
-----------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Value Portfolio     0.63%        --        0.02%      --     0.65%       0.06%       0.59%
-----------------------------------------------------------------------------------------------------------------
 Met/Artisan Mid Cap Value Portfolio     0.81%        --        0.02%      --     0.83%         --        0.83%
-----------------------------------------------------------------------------------------------------------------
 MetLife Mid Cap Stock Index
   Portfolio                             0.25%        --        0.05%    0.02%    0.32%       0.00%       0.32%
-----------------------------------------------------------------------------------------------------------------
 MetLife Stock Index Portfolio           0.25%        --        0.02%      --     0.27%       0.01%       0.26%
-----------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Portfolio           0.55%        --        0.04%      --     0.59%         --        0.59%
-----------------------------------------------------------------------------------------------------------------
 MFS(R) Value Portfolio                  0.70%        --        0.02%      --     0.72%       0.14%       0.58%
-----------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index Portfolio            0.30%        --        0.10%    0.01%    0.41%       0.00%       0.41%
-----------------------------------------------------------------------------------------------------------------
 Neuberger Berman Genesis Portfolio      0.80%        --        0.03%      --     0.83%       0.01%       0.82%
-----------------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index Portfolio         0.25%        --        0.06%    0.11%    0.42%       0.00%       0.42%
-----------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Growth
   Portfolio                             0.60%        --        0.03%      --     0.63%       0.01%       0.62%
-----------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Growth
   Portfolio                             0.48%        --        0.04%      --     0.52%         --        0.52%
-----------------------------------------------------------------------------------------------------------------
 WMC Core Equity Opportunities
   Portfolio                             0.70%        --        0.02%      --     0.72%       0.11%       0.61%
-----------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK
FUND, INC.
-----------------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock
   Fund, Inc.                            0.52%        --        0.17%      --     0.69%         --        0.69%
-----------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS--CLASS I-2
-----------------------------------------------------------------------------------------------------------------
 Alger Small Cap Growth Portfolio        0.81%        --        0.14%      --     0.95%         --        0.95%



The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CERTIFICATE WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CERTIFICATE FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF THE APPLICABLE TIME PERIOD:


                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
---------------------------------------------------------------------------------------------------------------
                 (a) $970                  (a) $1,438                  (a) $2,000                  (a) $2,888
                 (b) $895                  (b) $1,209                  (b) $1,616                  (b) $2,106


(2) IF YOU DO NOT SURRENDER YOUR CERTIFICATE OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
---------------------------------------------------------------------------------------------------------------
                 (a) $260                    (a) $798                  (a) $1,360                  (a) $2,878
                 (b) $185                    (b) $569                  (b)   $976                  (b) $2,096


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

FINANCIAL AND PERFORMANCE INFORMATION

[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]


PERFORMANCE INFORMATION

We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.

For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

FINANCIAL INFORMATION


Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the section "Additional Information" of this Prospectus for information on how to obtain a copy of the Statement of Additional Information.

DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


THE INSURANCE COMPANY


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect, wholly-owned subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

In 2013, MetLife, Inc. announced its plans to merge MetLife Investors USA, MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company (MetLife Investors), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors, like MetLife Investors USA and MetLife Insurance Company of Connecticut, is a U.S. insurance company that issues variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate to the General Account. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. THE GENERAL ACCOUNT PROVISIONS OF THE CONTRACT ARE NOT INTENDED TO BE OFFERED BY THIS PROSPECTUS. Please see the terms of your Certificate for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. Any obligations that exceed the assets in the Separate Account are payable by the General Account. The amount of the death benefit that exceeds the Contract Value is paid from the General Account. Benefit amounts paid from the General Account are subject to the claims-paying ability of MetLife Investors USA and MetLife Investors USA's long-term ability to make such payments and are not guaranteed by any other party. For other annuity contracts and life insurance policies that MetLife Investors USA issues, all amounts owed under the contracts and policies are paid from the General Account. MetLife Investors USA is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the General Account. However, there is no guarantee that MetLife Investors USA will be able to meet all claims-paying obligations. There are risks to purchasing any insurance product.

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Over twenty-five of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

The investment adviser to certain of the Funds offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

THE FUNDS


The following Funds are available as investment options under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277,
(800) 343-8496. Certain Funds described in the prospectuses may not be available with your Contract. Appendix B contains a summary of investment objectives and the names of the subadviser, if any, for each Fund.


THE ALGER PORTFOLIOS (CLASS I-2)

The Alger Portfolios is a mutual fund with multiple portfolios, one of which is offered under the Contract. Fred Alger Management, Inc. is the investment adviser to each of the portfolios. The following Class I-2 portfolio is available under the Contract:

 Alger Small Cap Growth Portfolio

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the Contract. Capital Research and Management Company is the investment adviser to each Series. The following Class 2 funds are available under the Contract:

 American Funds Global Small Capitalization Fund
 American Funds Growth Fund
 American Funds Growth-Income Fund

DWS VARIABLE SERIES I (CLASS A)

DWS Variable Series I is a mutual fund with multiple series, one of which is offered under the Contract. Deutsche Investment Management Americas Inc. is the investment adviser to each series. The following Class A series is available under the Contract:

 DWS International VIP (1)

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the Contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

 Asset Manager/SM/ Portfolio
 Contrafund(R) Portfolio
 Growth Portfolio
 Money Market Portfolio
 Overseas Portfolio (2)

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Contract:

 Invesco Small Cap Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio
 T. Rowe Price Large Cap Value Portfolio
 Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser for all of the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

 Barclays Aggregate Bond Index Portfolio
 BlackRock Bond Income Portfolio
 BlackRock Capital Appreciation Portfolio
 BlackRock Large Cap Value Portfolio


 Met/Artisan Mid Cap Value Portfolio
 MetLife Mid Cap Stock Index Portfolio
 MetLife Stock Index Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio
 MSCI EAFE(R) Index Portfolio
 Neuberger Berman Genesis Portfolio
 Russell 2000(R) Index Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio

 WMC Core Equity Opportunities Portfolio


T. ROWE PRICE GROWTH STOCK FUND, INC.(2)

The T. Rowe Price Growth Stock Fund, Inc. is a mutual fund. T. Rowe Price Associates, Inc. is the investment adviser for the fund.


(1) Not available under Retirement Companion Contracts.
(2) Not available for 403(b) plans.

[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those retail mutual funds. The Funds most likely will not have the same performance experience as any retail mutual fund. Moreover, a Series that invests in a retail fund will have lower investment performance than the retail fund due to Contract charges and expenses.]
Shares of each Fund are purchased for the corresponding Series. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.

The Funds listed above other than the T. Rowe Price Growth Stock Fund, Inc. are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative instruments, non-investment grade securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

[SIDE BAR: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.]

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to MetLife Investors USA's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Owners.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of a Fund or its affiliates may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in MetLife Investors USA's role as intermediary, with respect to the Funds. MetLife Investors USA and its affiliates may profit from these payments.

These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser (other than our affiliate, MetLife Advisers, LLC) or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the adviser to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Tables and Examples - Fund Expenses" and "Principal Underwriter.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or to our Distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.

HOW WE SELECT THE FUNDS. We select the Funds offered through the Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payment to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Funds" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Funds advised by our affiliates than those that are not, we may be more inclined to offer Funds advised by our affiliates in the variable insurance products we issue. In some cases, we have included Funds based on recommendations made by selling firms. These selling firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Account value to such Funds. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Participant's Account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Participants. We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Principal Underwriter.")

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

SUBSTITUTION OF FUND SHARES. MetLife Investors USA may substitute shares of another fund for Fund shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. The substituted fund may have different fees and expenses. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act. Furthermore, we may close investment portfolios to allocation of purchase payments or Contract value, or both, at any time in our sole discretion.

PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("Distributor"), 1095 Avenue of the Americas, New York, NY 10036, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority ("FINRA"), an affiliate principal underwriter for the Contracts. FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. The Distributor is a Missouri corporation.


MetLife Investors USA has entered into a distribution agreement with MetLife Investors Distribution Company, for the distribution of the Certificates. We pay compensation to Distributor for sales of the Contracts and Certificates by the selling firm.

We pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


We and Distributor have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the Contracts. All selling firms receive commissions and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Participants or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8.5% of purchase payments. We also pay commissions when a Participant elects to begin receiving Annuity payments. (See "Annuity Benefits
- Variable Annuity Payments.")

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the American Funds Global Small Capitalization Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the Contracts.

SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company provide MetLife Investors USA with personnel and administrative services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CONTRACT CHARGES

MetLife Investors USA deducts the charges described below, and we may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM AND OTHER TAXES


MetLife Investors USA reserves the right to deduct from Purchase Payments, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Participant's Account value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin. See Appendix D for more information.


SURRENDER CHARGE

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]
No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Internal Revenue Code.

DIVORCE. A withdrawal pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Participant's Account and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

The following schedule shows the surrender charges that apply during the sixty months following each Purchase Payment:

                      Number of Months
                 Since Purchase Payment Date  Surrender Charge
                 ---------------------------------------------
                    60 months or less                7%
                    More than 60 months              0%

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                             the surrender amount
--------------------------------------------------------------------------------
          1 - the percentage surrender charge expressed as a decimal

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

MetLife Investors USA will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.

EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a surrender. You do not pay the surrender charge:

..   on transfers made within the Contract;

..   on withdrawals of Purchase Payments you made over 60 months ago;

..   If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;

..   If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year (subject to Internal Revenue Code restrictions);


..   If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement. This Contract feature is not available in Massachusetts and South Dakota;


..   When you are an officer, director or full time employee of MetLife
    Investors USA or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only;

..   on required minimum distributions from, or excess contributions to, a qualified contract (but only with respect to amounts required to be distributed from this contract); and

..   If permitted in your state, if you are the Plan Participant and you make a direct transfer of your Participant's Account to another funding option or annuity contract issued by MetLife Investors USA or one of its affiliates and MetLife Investors USA or its affiliate agrees.

ADMINISTRATIVE FEES

An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Participant's Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction. Contract administration expenses we incur include:

..   the cost of Contract issuance;

..   rent;

..   stationery and postage;

..   telephone and travel expenses;

..   salaries;

..   legal, administrative, actuarial and accounting fees;

..   periodic reports; and

..   office equipment, and custodial expenses.

The administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.

[SIDE BAR: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.]

TRANSACTION CHARGES

A $10 transaction charge will be deducted from your Account for each transfer from a Series (see "Transfers") and upon annuitizaton of all or a portion of your Participant's Account (see "Annuity Benefits"). When you make a full or partial surrender, a transaction charge will be deducted from your Participant's Account in an amount equal to the lesser of:

..   $10 or

..   2% of the amount surrendered.

These charges are at cost. MetLife Investors USA does not anticipate profiting from them. Transaction charges for transfers from one Series of the Separate Account to another Series of the Separate Account are currently waived. (See, however, "Description of the Contracts - Restrictions on Transfers.")

MORTALITY AND EXPENSE RISK CHARGE


MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the Contract. You pay the mortality and expense risk charge during the accumulation phase and the income phase. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.


If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

DISTRIBUTION EXPENSE CHARGE

MetLife Investors USA also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:

..   commissions,

..   fees,

..   registration costs,

..   direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)

As compensation for assuming this risk, MetLife Investors USA will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described under "Surrender Charge" above, will never exceed 9% of purchase payments.


INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


FUND EXPENSES

There are deductions from and expenses paid out of the assets of the various Funds, which are described in the fee table in this prospectus and in the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.

FREE LOOK PERIOD

You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to MetLife Investors USA, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Certificate will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DEFERRED COMPENSATION PLANS

For qualified Section 457 deferred compensation Plans, MetLife Investors USA may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

..   death,

..   disability,

..   retirement,

..   termination of employment,

..   unforseeable emergency, or

..   transfer to another investment provider.

DESCRIPTION OF THE CONTRACTS

GENERAL

The Contracts (known as the Flexible Bonus Annuity, Form 226R1) are group contracts designed to provide annuity benefits to employees of the following:

..   Public School Systems;

..   Churches;

..   Certain tax-exempt organizations under Section 501(c)(3) of the Code;

..   Employees covered under various types of Section 457 deferred compensation
    Plans; and

..   Retirement plans held by trusts which qualify under Section 401 of the Code.

The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.

A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, except as provided below, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. NO CERTIFICATES ARE ISSUED TO PARTICIPANTS UNDER DEFERRED COMPENSATION OR QUALIFIED CORPORATE RETIREMENT PLANS.

The group Contracts may be restricted by the Plan as to your exercise of certain rights provided under the Contracts. You should refer to the Plan for information concerning these restrictions.

Due to IRS regulations affecting 403(b) plans, we will only issue new Certificates where your employer currently permits salary reduction contributions to be made to the Certificate.

ASSIGNMENT

If permitted by the Plan, you may assign your interest in the Contract by providing MetLife Investors USA with written notice. Where a Contract is issued in connection with a non-governmental deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.

MetLife Investors USA will not be bound by the assignment until written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

PURCHASE PAYMENTS

You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by MetLife Investors USA. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (or such lesser amount as is required by federal tax law). Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Payment of Surrender Amount.")

If you send a Purchase Payment or transaction request to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Participant's Account.

TRANSFERS

ACCUMULATION UNITS

Except as otherwise limited under restrictions on transfers, you may transfer Accumulation Units from one Series to another or from a Series to the General Account at any time.

You may not make a transfer from the General Account to Accumulation Units of a Series of more than 20% of your interest in the General Account in any one year. It is important to note that it will take over 10 years (assuming no additional purchase payments or transfers into the General Account and discounting any accrued interest) to make a complete transfer of your interest from the General Account to Accumulation Units of a Series because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining interest in the General Account rather than transfers based upon a fixed number of years. For example (based upon the assumptions above), if your initial interest in the General Account is $100, the 20% transfer allowance only allows you to transfer up to $20 the first year. If you transfer the maximum transfer allowance that year, you may only transfer up to $16 the following year based on the 20% transfer allowance of the $80 interest remaining in the General Account for the year. It is important to consider when deciding to invest in the General Account whether this 20% transfer allowance restriction fits your risk tolerance and time horizon.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone, Internet or other means approved by MetLife Investors USA. If MetLife Investors USA permits transfers by telephone, you will be required to complete an authorization on the Certificate enrollment or on another form that MetLife Investors USA may require. MetLife Investors USA will employ reasonable procedures to confirm that telephone or Internet instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.


Telephone or computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277.

Transfers will be effected on the first Valuation Date after receipt of written, telephone or Internet instructions. Accumulation Unit values are determined as of the close of trading on the New York Stock Exchange. The New York Stock Exchange usually closes at 4:00 p.m. Eastern time but may close earlier or later. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that Valuation Date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.


ANNUITY UNITS

You may convert Annuity Units from one Series to another at any time. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Participants to make transfers may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the

Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which may in turn adversely affect Participants and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., Alger Small Cap Growth Portfolio, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, DWS International VIP, Fidelity VIP Overseas Portfolio, Lord Abbett Bond Debenture Portfolio, Invesco Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Russell 2000(R) Index Portfolio and T. Rowe Price Small Cap Growth Portfolio - (the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Participant's Account value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Funds available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Participants) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Participants engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Participant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Funds except where the portfolio manager of a particular underlying Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

LOANS -- 403(B) PLANS ONLY

If you are in a 403(b) Plan, you may obtain a loan under the Contract from the value of your Participant's Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Participant's Account serves as the only security for the loan. MetLife Investors USA may terminate a loan at its discretion in the event of a request for surrender.

The Internal Revenue Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.

Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations").

MetLife Investors USA may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.

Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the proceeds. At this time, there is no fee for administration.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

..   death benefits

..   deductions from Purchase Payments

..   deductions from Participant's Accounts for transaction charges

..   deductions from the Separate Account for actuarial risk and administrative expense risk fees

..   guaranteed rates with respect to fixed benefits

MetLife Investors USA and the Owner may change the Contract by mutual agreement at any time. No such change may affect any Participant's Account where the Participant's interest is nonforfeitable, without the written consent of that Participant. Changes must be made in writing. Any changes must comply with state laws where the Contract is delivered. MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

..   with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;

..   with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or

..   to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

MetLife Investors USA Insurance Company

11225 North Community House Road
Charlotte, NC 28277

Phone: (800) 283-4536

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
[SIDE BAR: The Net Investment Factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.]
The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. Purchase Payments and transfer requests are credited to a Participant's Account on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. The value of Accumulation Units is determined each Business Day as of the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. The NET INVESTMENT FACTOR is determined for any Business Day by dividing
(i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse Federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal and may be restricted by the plan or Federal tax law. These consequences are discussed in more detail under "Federal Tax Considerations." You should consult your tax adviser before making a withdrawal.

The surrender value of your Participant's Account in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after surrender value of less than $200. However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

..   The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

..   The SEC permits the suspension of withdrawals.

..   The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

..   all transactions for the period being reported

..   the number of Accumulation Units that are credited to your Participant's
    Account in each Series

..   the current Accumulation Unit value for each Series

..   your Participant's Account as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

VARIABLE ANNUITY PAYMENTS

The value of your Participant's Account in each Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

..   the month in which you attain age 75, or

..   the date you are required to take a distribution under the terms of the
    Plan to which the Contract was issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

[SIDE BAR: There are two people who are involved in payments under your
Annuity: -  you - the Beneficiary]

FORM OF ANNUITY

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed Annuity payment and Variable Annuity payment basis. Option 5 is available on a Fixed Annuity payment basis only.

OPTION 1 -- LIFE ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.

OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option. If your Contract is a Qualified Contract, this option may not always satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Option 4 and/or the duration of the guarantee period under Options 2 and 5.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied under the Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 is calculated on the basis of:

..   the mortality table specified in the Contract

..   the age, and where permitted, the sex of the Annuitant

..   the type of Annuity payment option selected, and

..   the assumed investment return selected.

For example, if you select an Annuity Option that guarantees payments for your lifetime and your spouse's lifetime, your payments will be lower than if you selected an Annuity Option with payments over only your lifetime. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether you are alive (such as a Life Annuity with 120, 180, or 240 Monthly Payments Certain and Installment Life Refund Annuity) result in payments smaller than with Annuity Options without such guarantee (such as Life Annuity and Joint and Last Survivor Life Annuity). In addition, to the extent the Annuity Option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

If you were issued a certificate before state law mandated unisex annuity rates (if applicable in your state) and that certificate had annuity rates that took the annuitant's sex into account, the annuity rates we use for that certificate will not be less than the guaranteed rates in the certificate when it was issued.

The Fixed Annuity payments described in Option 5 are calculated on the basis of:

..   the number of years in the payment period, and

..   the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT


Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement (choosing less frequent payments will result in each payment being larger.)


Payments from each Series must be at least $50. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your Variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly Variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly Variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

..   First, MetLife Investors USA determines the change in investment experience
    (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.

..   Next, it subtracts the daily equivalent of your insurance-related charge
    (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

..   Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

..   Finally, the previous Annuity Unit Value is multiplied by this result.

DEATH BEFORE THE ANNUITY DATE

If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:

..   your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments (including any applicable surrender charge); or

..   your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

1) A lump sum that must be made within five (5) years of your death; or

2) Annuity income under Annuity Income Options One, Two or Five described in
   Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:

..   Payments must begin within one year of your death (However, if your spouse is the sole designated beneficiary under a Qualified Contract, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

..   The guaranteed period under Option Two or the designated period under
    Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

..   The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

The death benefit will be determined when MetLife Investors USA receives both due proof of death and an election for the payment method. Note that if MetLife Investors USA is notified of your death before any requested transaction is completed (including transactions under a dollar cost averaging or reallocation program), we will cancel the request.

If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.



If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

..   Your Beneficiary(ies) and you die at the same time.

..   Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

..   have all the remaining rights and powers under a Contract, and

..   be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA (Employee Retirement Income Security Act of 1974) annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.

FEDERAL TAX CONSIDERATIONS




INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transactions under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.

QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include distributions made:

(a) on account of your death or disability, or

(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

In addition, a withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if:
(1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

  (a) minimum distribution requirements, or

  (b) financial hardship.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from this Contract directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your

Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the annuitant of a qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

  (a) the calendar year in which You reach age 70 1/2, or

  (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)

SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and
(4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

2. Is exchanged to another permissible investment under your 403(b) plan;

3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;

4. Occurs after You die, leave your job or become disabled (as defined by the Code);

5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

7. Relates to rollover or after-tax contributions; or

8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.

DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA
Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code
Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.


VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Participant's Account.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and others who have voting interests in the Funds. MetLife Investors USA will send you, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners and Participants. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

LEGAL PROCEEDINGS
MetLife Investors USA, like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors USA does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.

ADDITIONAL INFORMATION


You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated April 28, 2014, which provides more detailed information about the Contracts, may be obtained by completing and mailing the form on the following page. The table of contents for the Statement of Additional Information is provided below.


A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

               The Insurance Company
               Surrender Charges
               Net Investment Factor
               Annuity Payments
               Underwriters, Distribution of the Contracts
               Calculation of Performance
               Voting Rights
               Safekeeping of Securities
               Servicing Agent
               Independent Registered Public Accounting Firm
               Regulation of MetLife Investors USA
               Additional Federal Tax Considerations
               Financial Statements

          If you would like the Statement of Additional Information dated April 28, 2014, for the annuity contract issued by MetLife Investors USA, at no charge, please print and fill in all information and mail to:


                     MetLife Investors USA Insurance Company
                     Attn: Variable Products

                     11225 North Community House Road
                     Charlotte, NC 28277



                     --------------------------------------
                     Name

                     --------------------------------------
                     Address

                     --------------------------------------
                     City      State        Zip Code

                     BOOK-702         SAI-USAFLEXBONUS 414


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APPENDIX A
CONDENSED FINANCIAL INFORMATION
PART 1


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus that are subject to a daily Separate Account deduction of 1.35%.

                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
ALGER SMALL CAP GROWTH PORTFOLIO - CLASS I-2
   01/01/2004    to    12/31/2004                             6.10      7.01    7,517,869
   01/01/2005    to    12/31/2005                             7.01      8.09    7,055,726
   01/01/2006    to    12/31/2006                             8.09      9.57    6,743,520
   01/01/2007    to    12/31/2007                             9.57     11.07    5,891,694
   01/01/2008    to    12/31/2008                            11.07      5.83    5,755,192
   01/01/2009    to    12/31/2009                             5.83      8.37    5,514,037
   01/01/2010    to    12/31/2010                             8.37     10.35    5,077,642
   01/01/2011    to    12/31/2011                            10.35      9.89    4,710,473
   01/01/2012    to    12/31/2012                             9.89     10.98    4,352,356
   01/01/2013    to    12/31/2013                            10.98     14.54    3,990,480
------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND - CLASS 2
   01/01/2004    to    12/31/2004                            16.42     19.58      276,227
   01/01/2005    to    12/31/2005                            19.58     24.22      455,056
   01/01/2006    to    12/31/2006                            24.22     29.64      648,230
   01/01/2007    to    12/31/2007                            29.64     35.51      664,762
   01/01/2008    to    12/31/2008                            35.51     16.28      757,735
   01/01/2009    to    12/31/2009                            16.28     25.91      793,690
   01/01/2010    to    12/31/2010                            25.91     31.29      692,613
   01/01/2011    to    12/31/2011                            31.29     24.96      608,210
   01/01/2012    to    12/31/2012                            24.96     29.10      549,030
   01/01/2013    to    12/31/2013                            29.10     36.83      497,651
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND - CLASS 2
   01/01/2004    to    12/31/2004                           116.56    129.36      130,416
   01/01/2005    to    12/31/2005                           129.36    148.30      194,602
   01/01/2006    to    12/31/2006                           148.30    161.27      231,002
   01/01/2007    to    12/31/2007                           161.27    178.74      199,191
   01/01/2008    to    12/31/2008                           178.74     98.80      230,814
   01/01/2009    to    12/31/2009                            98.80    135.89      225,889
   01/01/2010    to    12/31/2010                           135.89    159.11      197,917
   01/01/2011    to    12/31/2011                           159.11    150.27      169,705
   01/01/2012    to    12/31/2012                           150.27    174.76      151,416
   01/01/2013    to    12/31/2013                           174.76    224.32      137,400
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2
   01/01/2004    to    12/31/2004                            90.71     98.77      135,701
   01/01/2005    to    12/31/2005                            98.77    103.14      190,268
   01/01/2006    to    12/31/2006                           103.14    117.23      222,514
   01/01/2007    to    12/31/2007                           117.23    121.48      212,107
   01/01/2008    to    12/31/2008                           121.48     74.48      247,002
   01/01/2009    to    12/31/2009                            74.48     96.44      255,289
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          AUV AT    AUV AT   ACCUM UNITS
                                                         BEGINNING    END        END
                                                         OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2 (CONTINUED)
   01/01/2010    to    12/31/2010                          96.44    106.02      241,144
   01/01/2011    to    12/31/2011                         106.02    102.69      226,239
   01/01/2012    to    12/31/2012                         102.69    119.02      216,725
   01/01/2013    to    12/31/2013                         119.02    156.76      208,850
----------------------------------------------------------------------------------------
DWS INTERNATIONAL VIP - CLASS A
   01/01/2004    to    12/31/2004                           6.79      7.81    3,014,614
   01/01/2005    to    12/31/2005                           7.81      8.95    3,052,862
   01/01/2006    to    12/31/2006                           8.95     11.12    3,136,467
   01/01/2007    to    12/31/2007                          11.12     12.57    3,082,699
   01/01/2008    to    12/31/2008                          12.57      6.42    2,789,082
   01/01/2009    to    12/31/2009                           6.42      8.46    2,672,474
   01/01/2010    to    12/31/2010                           8.46      8.48    2,447,082
   01/01/2011    to    12/31/2011                           8.48      6.97    2,222,356
   01/01/2012    to    12/31/2012                           6.97      8.30    2,020,827
   01/01/2013    to    12/31/2013                           8.30      9.85    1,870,650
----------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER/SM/ - INITIAL CLASS
   01/01/2004    to    12/31/2004                           9.50      9.88   10,211,365
   01/01/2005    to    12/31/2005                           9.88     10.03    3,448,974
   01/01/2006    to    12/31/2006                          10.03     10.74    8,387,396
   01/01/2007    to    12/31/2007                          10.74     12.24    7,434,895
   01/01/2008    to    12/31/2008                          12.24      8.60    6,755,499
   01/01/2009    to    12/31/2009                           8.60     10.96    6,155,071
   01/01/2010    to    12/31/2010                          10.96     12.36    5,419,609
   01/01/2011    to    12/31/2011                          12.36     11.88    4,844,552
   01/01/2012    to    12/31/2012                          11.88     13.18    4,319,513
   01/01/2013    to    12/31/2013                          13.18     15.05    3,896,807
----------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS
   01/01/2004    to    12/31/2004                          13.14     14.97   16,395,321
   01/01/2005    to    12/31/2005                          14.97     17.27   16,339,678
   01/01/2006    to    12/31/2006                          17.27     19.03   15,855,985
   01/01/2007    to    12/31/2007                          19.03     22.08   13,255,971
   01/01/2008    to    12/31/2008                          22.08     12.52   13,549,154
   01/01/2009    to    12/31/2009                          12.52     16.76   12,583,716
   01/01/2010    to    12/31/2010                          16.76     19.39   11,454,929
   01/01/2011    to    12/31/2011                          19.39     18.64   10,240,819
   01/01/2012    to    12/31/2012                          18.64     21.41    9,341,071
   01/01/2013    to    12/31/2013                          21.41     27.74    8,490,723
----------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS
   01/01/2004    to    12/31/2004                          11.85     12.09   13,813,796
   01/01/2005    to    12/31/2005                          12.09     12.62   12,332,033
----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                  AUV AT    AUV AT   ACCUM UNITS
                                                 BEGINNING    END        END
                                                 OF PERIOD OF PERIOD  OF PERIOD
--------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS (CONTINUED)
   01/01/2006    to    12/31/2006                  12.62     13.30   11,074,999
   01/01/2007    to    12/31/2007                  13.30     16.66    9,779,300
   01/01/2008    to    12/31/2008                  16.66      8.68    9,064,321
   01/01/2009    to    12/31/2009                   8.68     10.99    8,488,348
   01/01/2010    to    12/31/2010                  10.99     13.47    7,853,052
   01/01/2011    to    12/31/2011                  13.47     13.31    7,170,100
   01/01/2012    to    12/31/2012                  13.31     15.06    6,645,597
   01/01/2013    to    12/31/2013                  15.06     20.26    6,024,227
--------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS
   01/01/2004    to    12/31/2004                  12.70     13.86   11,071,681
   01/01/2005    to    12/31/2005                  13.86     14.34    9,187,813
   01/01/2006    to    12/31/2006                  14.34     16.37    7,822,188
   01/01/2007    to    12/31/2007                  16.37     17.03    6,793,561
   01/01/2008    to    12/31/2008                  17.03     10.58    5,925,742
   01/01/2009    to    12/31/2009                  10.58     13.22    5,187,366
   01/01/2010    to    12/31/2010                  13.22     15.00    4,473,766
   01/01/2011    to    12/31/2011                  15.00     15.10    3,900,585
   01/01/2012    to    12/31/2012                  15.10     17.27    3,463,716
   01/01/2013    to    12/31/2013                  17.27     22.53    3,034,899
--------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS
   01/01/2004    to    12/31/2004                   6.80      6.79    3,326,994
   01/01/2005    to    12/31/2005                   6.79      6.91    3,562,276
   01/01/2006    to    12/31/2006                   6.91      7.15    3,961,132
   01/01/2007    to    12/31/2007                   7.15      7.41    4,202,396
   01/01/2008    to    12/31/2008                   7.41      7.54    4,726,587
   01/01/2009    to    12/31/2009                   7.54      7.49    4,304,049
   01/01/2010    to    12/31/2010                   7.49      7.41    3,880,302
   01/01/2011    to    12/31/2011                   7.41      7.31    3,604,218
   01/01/2012    to    12/31/2012                   7.31      7.23    3,266,490
   01/01/2013    to    12/31/2013                   7.23      7.13    3,074,432
--------------------------------------------------------------------------------
MIST - INVESCO SMALL CAP GROWTH - CLASS A
   01/01/2004    to    12/31/2004                  11.67     12.29       33,497
   01/01/2005    to    12/31/2005                  12.29     13.17       50,996
   01/01/2006    to    12/31/2006                  13.17     14.80       34,662
   01/01/2007    to    12/31/2007                  14.80     16.27       33,616
   01/01/2008    to    12/31/2008                  16.27      9.85       35,689
   01/01/2009    to    12/31/2009                   9.85     13.05       38,931
   01/01/2010    to    12/31/2010                  13.05     16.28       38,951
   01/01/2011    to    12/31/2011                  16.28     15.92       49,265
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                      AUV AT    AUV AT   ACCUM UNITS
                                                                     BEGINNING    END        END
                                                                     OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------------------
MIST - INVESCO SMALL CAP GROWTH - CLASS A (CONTINUED)
   01/01/2012    to    12/31/2012                                      15.92     18.62       37,289
   01/01/2013    to    12/31/2013                                      18.62     25.81       43,008
----------------------------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   01/01/2004    to    11/19/2004                                      12.00     12.35    1,429,559
----------------------------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS A
   01/01/2004    to    12/31/2004                                      16.27     17.41       88,340
   01/01/2005    to    12/31/2005                                      17.41     17.48      152,640
   01/01/2006    to    12/31/2006                                      17.48     18.86      219,609
   01/01/2007    to    12/31/2007                                      18.86     19.88      253,278
   01/01/2008    to    12/31/2008                                      19.88     16.01      310,940
   01/01/2009    to    12/31/2009                                      16.01     21.66      302,830
   01/01/2010    to    12/31/2010                                      21.66     24.18      280,087
   01/01/2011    to    12/31/2011                                      24.18     25.01      249,802
   01/01/2012    to    12/31/2012                                      25.01     27.93      244,193
   01/01/2013    to    12/31/2013                                      27.93     29.80      222,634
----------------------------------------------------------------------------------------------------
MIST - T.ROWE PRICE LARGE CAP VALUE - CLASS A (FORMERLY LORD ABBETT
GROWTH AND INCOME - CLASS A)
   01/01/2004    to    12/31/2004                                      22.62     25.20    7,300,584
   01/01/2005    to    12/31/2005                                      25.20     27.13    1,881,625
   01/01/2006    to    12/31/2006                                      27.13     31.59    1,682,218
   01/01/2007    to    12/31/2007                                      31.59     30.80    5,816,218
   01/01/2008    to    12/31/2008                                      30.80     19.39    5,393,174
   01/01/2009    to    12/31/2009                                      19.39     22.70    4,899,632
   01/01/2010    to    12/31/2010                                      22.70     26.28    4,432,352
   01/01/2011    to    12/31/2011                                      26.28     24.95    3,985,555
   01/01/2012    to    12/31/2012                                      24.95     29.11    3,644,435
   01/01/2013    to    12/31/2013                                      29.11     38.51    3,321,629
----------------------------------------------------------------------------------------------------
MIST - MFS(R) RESEARCH INTERNATIONAL - CLASS A
   05/01/2004    to    12/31/2004                                       9.81     11.29       45,121
   01/01/2005    to    12/31/2005                                      11.29     13.01      142,641
   01/01/2006    to    12/31/2006                                      13.01     16.29      395,245
   01/01/2007    to    12/31/2007                                      16.29     18.25      464,094
   01/01/2008    to    12/31/2008                                      18.25     10.40      645,979
   01/01/2009    to    12/31/2009                                      10.40     13.53      725,312
   01/01/2010    to    12/31/2010                                      13.53     14.91      704,722
   01/01/2011    to    12/31/2011                                      14.91     13.17      711,230
   01/01/2012    to    12/31/2012                                      13.17     15.20      681,940
   01/01/2013    to    12/31/2013                                      15.20     17.93      657,489
----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           AUV AT    AUV AT   ACCUM UNITS
                                                          BEGINNING    END        END
                                                          OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------
MIST - MORGAN STANLEY MID CAP GROWTH - CLASS A
   05/03/2010    to    12/31/2010                           13.51     15.71      255,187
   01/01/2011    to    12/31/2011                           15.71     14.47      233,241
   01/01/2012    to    12/31/2012                           14.47     15.64      215,418
   01/01/2013    to    12/31/2013                           15.64     21.49      193,355
-----------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   01/01/2004    to    12/31/2004                            7.93      8.23    3,171,069
   01/01/2005    to    12/31/2005                            8.23      8.32    3,554,555
   01/01/2006    to    12/31/2006                            8.32      8.60    3,609,330
   01/01/2007    to    12/31/2007                            8.60      9.15    3,107,389
   01/01/2008    to    12/31/2008                            9.15     13.51    4,213,750
   01/01/2009    to    12/31/2009                           13.51     10.61    4,201,202
   01/01/2010    to    12/31/2010                           10.61     11.35    4,279,742
   01/01/2011    to    12/31/2011                           11.35     11.58    3,918,425
   01/01/2012    to    12/31/2012                           11.58     12.52    3,749,817
   01/01/2013    to    12/31/2013                           12.52     12.14    3,285,635
-----------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   01/01/2004    to    12/31/2004                           11.52     14.41      188,702
   01/01/2005    to    12/31/2005                           14.41     16.46      365,598
   01/01/2006    to    12/31/2006                           16.46     18.42      501,550
   01/01/2007    to    12/31/2007                           18.42     17.66      416,807
   01/01/2008    to    12/31/2008                           17.66     12.25      517,443
   01/01/2009    to    12/31/2009                           12.25     15.33      480,776
   01/01/2010    to    12/31/2010                           15.33     18.17      410,887
   01/01/2011    to    12/31/2011                           18.17     16.37      357,960
   01/01/2012    to    12/31/2012                           16.37     19.10      315,401
   01/01/2013    to    12/31/2013                           19.10     25.02      281,699
-----------------------------------------------------------------------------------------
MSF - BARCLAY'S AGGREGATE BOND INDEX - CLASS A (FORMERLY
MSF - BARCLAYS CAPITAL AGGREGATE BOND INDEX - CLASS A)
   01/01/2004    to    12/31/2004                           12.76     13.10      174,272
   01/01/2005    to    12/31/2005                           13.10     13.19      283,812
   01/01/2006    to    12/31/2006                           13.19     13.55      334,785
   01/01/2007    to    12/31/2007                           13.55     14.29      366,229
   01/01/2008    to    12/31/2008                           14.29     14.94      503,693
   01/01/2009    to    12/31/2009                           14.94     15.50      528,637
   01/01/2010    to    12/31/2010                           15.50     16.22      515,107
   01/01/2011    to    12/31/2011                           16.22     17.20      482,591
   01/01/2012    to    12/31/2012                           17.20     17.63      480,941
   01/01/2013    to    12/31/2013                           17.63     16.99      420,029
-----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           AUV AT    AUV AT   ACCUM UNITS
                                                          BEGINNING    END        END
                                                          OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   01/01/2004    to    12/31/2004                           46.37     47.77      40,781
   01/01/2005    to    12/31/2005                           47.77     48.27      66,938
   01/01/2006    to    12/31/2006                           48.27     49.72      94,525
   01/01/2007    to    12/31/2007                           49.72     52.14      90,214
   01/01/2008    to    12/31/2008                           52.14     49.68     113,490
   01/01/2009    to    12/31/2009                           49.68     53.65     108,244
   01/01/2010    to    12/31/2010                           53.65     57.35      97,632
   01/01/2011    to    12/31/2011                           57.35     60.29      84,849
   01/01/2012    to    12/31/2012                           60.29     63.97      84,176
   01/01/2013    to    12/31/2013                           63.97     62.63      69,840
-----------------------------------------------------------------------------------------
MSF - BLACKROCK LARGE CAP VALUE - CLASS A
   01/01/2004    to    12/31/2004                           10.62     11.88      50,655
   01/01/2005    to    12/31/2005                           11.88     12.42      73,946
   01/01/2006    to    12/31/2006                           12.42     14.62     148,113
   01/01/2007    to    12/31/2007                           14.62     14.92     203,478
   01/01/2008    to    12/31/2008                           14.92      9.58     250,147
   01/01/2009    to    12/31/2009                            9.58     10.51     253,918
   01/01/2010    to    12/31/2010                           10.51     11.33     239,093
   01/01/2011    to    12/31/2011                           11.33     11.44     233,330
   01/01/2012    to    12/31/2012                           11.44     12.89     203,789
   01/01/2013    to    12/31/2013                           12.89     16.80     196,278
-----------------------------------------------------------------------------------------
MSF - BLACKROCK CAPITAL APPRECIATION - CLASS A (FORMERLY
MSF - BLACKROCK LEGACY LARGE CAP GROWTH - CLASS A)
   01/01/2004    to    12/31/2004                           24.33     26.12      11,340
   01/01/2005    to    12/31/2005                           26.12     27.57      15,645
   01/01/2006    to    12/31/2006                           27.57     28.33      18,436
   01/01/2007    to    12/31/2007                           28.33     33.18      25,875
   01/01/2008    to    12/31/2008                           33.18     20.78      47,717
   01/01/2009    to    12/31/2009                           20.78     28.05      48,908
   01/01/2010    to    12/31/2010                           28.05     33.15      38,917
   01/01/2011    to    12/31/2011                           33.15     29.78      34,481
   01/01/2012    to    12/31/2012                           29.78     33.60      32,933
   01/01/2013    to    12/31/2013                           33.60     44.50      33,708
-----------------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A
   01/01/2004    to    12/31/2004                           28.56     31.66      80,404
   01/01/2005    to    12/31/2005                           31.66     34.46     172,753
   01/01/2006    to    12/31/2006                           34.46     38.95     272,790
-----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                  AUV AT    AUV AT   ACCUM UNITS
                                                 BEGINNING    END        END
                                                 OF PERIOD OF PERIOD  OF PERIOD
--------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A (CONTINUED)
   01/01/2007    to    12/31/2007                  38.95     40.19      263,401
   01/01/2008    to    12/31/2008                  40.19     24.05      337,871
   01/01/2009    to    12/31/2009                  24.05     31.31      336,634
   01/01/2010    to    12/31/2010                  31.31     34.60      305,513
   01/01/2011    to    12/31/2011                  34.60     32.76      269,378
   01/01/2012    to    12/31/2012                  32.76     36.47      240,840
   01/01/2013    to    12/31/2013                  36.47     48.11      219,114
--------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   01/01/2004    to    04/30/2004                  11.41     14.98       78,915
--------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2004    to    12/31/2004                  14.98     17.03      128,005
   01/01/2005    to    12/31/2005                  17.03     17.96      170,442
   01/01/2006    to    12/31/2006                  17.96     19.82      213,880
   01/01/2007    to    12/31/2007                  19.82     21.18      227,669
   01/01/2008    to    12/31/2008                  21.18      9.34      261,434
   01/01/2009    to    12/31/2009                   9.34     12.34      260,602
   01/01/2010    to    12/31/2010                  12.34     13.36            0
--------------------------------------------------------------------------------
MSF - MET/ARTISAN MID CAP VALUE - CLASS A
   01/01/2004    to    12/31/2004                  31.46     34.12      356,061
   01/01/2005    to    12/31/2005                  34.12     37.02      572,755
   01/01/2006    to    12/31/2006                  37.02     41.08      646,340
   01/01/2007    to    12/31/2007                  41.08     37.75      516,563
   01/01/2008    to    12/31/2008                  37.75     20.11      499,127
   01/01/2009    to    12/31/2009                  20.11     28.09      478,574
   01/01/2010    to    12/31/2010                  28.09     31.88      434,802
   01/01/2011    to    12/31/2011                  31.88     33.58      393,641
   01/01/2012    to    12/31/2012                  33.58     37.05      346,562
   01/01/2013    to    12/31/2013                  37.05     50.03      338,125
--------------------------------------------------------------------------------
MSF - METLIFE MID CAP STOCK INDEX - CLASS A
   01/01/2004    to    12/31/2004                  11.57     13.24      339,222
   01/01/2005    to    12/31/2005                  13.24     14.67      498,849
   01/01/2006    to    12/31/2006                  14.67     15.93      699,124
   01/01/2007    to    12/31/2007                  15.93     16.94      761,353
   01/01/2008    to    12/31/2008                  16.94     10.67      933,376
   01/01/2009    to    12/31/2009                  10.67     14.42    1,097,615
   01/01/2010    to    12/31/2010                  14.42     17.97    1,152,810
   01/01/2011    to    12/31/2011                  17.97     17.39    1,153,633
   01/01/2012    to    12/31/2012                  17.39     20.17    1,178,450
   01/01/2013    to    12/31/2013                  20.17     26.50    1,192,706
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT    AUV AT   ACCUM UNITS
                                           BEGINNING    END        END
                                           OF PERIOD OF PERIOD  OF PERIOD
      --------------------------------------------------------------------
      MSF - METLIFE STOCK INDEX - CLASS A
         01/01/2004    to    12/31/2004      35.70     38.95    1,140,897
         01/01/2005    to    12/31/2005      38.95     40.22    1,265,214
         01/01/2006    to    12/31/2006      40.22     45.82    1,259,590
         01/01/2007    to    12/31/2007      45.82     47.57      675,856
         01/01/2008    to    12/31/2008      47.57     29.52    1,196,677
         01/01/2009    to    12/31/2009      29.52     36.76    1,181,819
         01/01/2010    to    12/31/2010      36.76     41.64    1,134,947
         01/01/2011    to    12/31/2011      41.64     41.84    1,058,394
         01/01/2012    to    12/31/2012      41.84     47.78    1,015,815
         01/01/2013    to    12/31/2013      47.78     62.24      977,832
      --------------------------------------------------------------------
      MSF - MFS(R) TOTAL RETURN - CLASS A
         01/01/2004    to    12/31/2004      38.75     42.53       92,767
         01/01/2005    to    12/31/2005      42.53     43.27      174,181
         01/01/2006    to    12/31/2006      43.27     47.90      202,242
         01/01/2007    to    12/31/2007      47.90     49.32      203,395
         01/01/2008    to    12/31/2008      49.32     37.88      242,106
         01/01/2009    to    12/31/2009      37.88     44.32      236,951
         01/01/2010    to    12/31/2010      44.32     48.14      202,835
         01/01/2011    to    12/31/2011      48.14     48.64      182,215
         01/01/2012    to    12/31/2012      48.64     53.54      167,290
         01/01/2013    to    12/31/2013      53.54     62.86      159,287
      --------------------------------------------------------------------
      MSF - MFS(R) VALUE - CLASS A
         01/01/2004    to    12/31/2004      12.12     13.32      329,589
         01/01/2005    to    12/31/2005      13.32     12.96      414,847
         01/01/2006    to    12/31/2006      12.96     15.10      413,600
         01/01/2007    to    12/31/2007      15.10     14.33      387,453
         01/01/2008    to    12/31/2008      14.33      9.41      432,253
         01/01/2009    to    12/31/2009       9.41     11.21      477,350
         01/01/2010    to    12/31/2010      11.21     12.33      469,533
         01/01/2011    to    12/31/2011      12.33     12.27      475,614
         01/01/2012    to    12/31/2012      12.27     14.12      468,500
         01/01/2013    to    12/31/2013      14.12     18.90      462,130
      --------------------------------------------------------------------
      MSF - MSCI EAFE(R) INDEX - CLASS A
         01/01/2004    to    12/31/2004       9.67     11.42      344,405
         01/01/2005    to    12/31/2005      11.42     12.76      619,087
         01/01/2006    to    12/31/2006      12.76     15.83      877,870
         01/01/2007    to    12/31/2007      15.83     17.30      890,137
         01/01/2008    to    12/31/2008      17.30      9.89    1,082,509
         01/01/2009    to    12/31/2009       9.89     12.55    1,190,238
         01/01/2010    to    12/31/2010      12.55     13.40    1,201,156
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                      AUV AT    AUV AT   ACCUM UNITS
                                                                     BEGINNING    END        END
                                                                     OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------------------
MSF - MSCI EAFE(R) INDEX - CLASS A (CONTINUED)
   01/01/2011    to    12/31/2011                                      13.40     11.57    1,181,644
   01/01/2012    to    12/31/2012                                      11.57     13.50    1,200,375
   01/01/2013    to    12/31/2013                                      13.50     16.23    1,156,352
----------------------------------------------------------------------------------------------------
MSF - NEUBERGER BERMAN GENESIS - CLASS A
   01/01/2004    to    12/31/2004                                      16.11     18.33      494,108
   01/01/2005    to    12/31/2005                                      18.33     18.84      591,411
   01/01/2006    to    12/31/2006                                      18.84     21.69      604,495
   01/01/2007    to    12/31/2007                                      21.69     20.66      547,498
   01/01/2008    to    12/31/2008                                      20.66     12.56      578,098
   01/01/2009    to    12/31/2009                                      12.56     14.02      595,779
   01/01/2010    to    12/31/2010                                      14.02     16.81      568,716
   01/01/2011    to    12/31/2011                                      16.81     17.55      552,249
   01/01/2012    to    12/31/2012                                      17.55     19.05      520,656
   01/01/2013    to    12/31/2013                                      19.05     26.03      497,783
----------------------------------------------------------------------------------------------------
MSF - RUSSELL 2000(R) INDEX - CLASS A
   01/01/2004    to    12/31/2004                                      13.61     15.82      320,592
   01/01/2005    to    12/31/2005                                      15.82     16.31      384,939
   01/01/2006    to    12/31/2006                                      16.31     18.98      385,268
   01/01/2007    to    12/31/2007                                      18.98     18.44      355,849
   01/01/2008    to    12/31/2008                                      18.44     12.10      397,753
   01/01/2009    to    12/31/2009                                      12.10     15.04      434,045
   01/01/2010    to    12/31/2010                                      15.04     18.83      466,860
   01/01/2011    to    12/31/2011                                      18.83     17.82      474,458
   01/01/2012    to    12/31/2012                                      17.82     20.46      479,291
   01/01/2013    to    12/31/2013                                      20.46     27.96      490,621
----------------------------------------------------------------------------------------------------
MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS A (FORMERLY MIST - RCM
TECHNOLOGY - CLASS A)
   01/01/2004    to    12/31/2004                                       4.65      4.39      160,263
   01/01/2005    to    12/31/2005                                       4.39      4.82      156,903
   01/01/2006    to    12/31/2006                                       4.82      5.02      186,271
   01/01/2007    to    12/31/2007                                       5.02      6.52      214,957
   01/01/2008    to    12/31/2008                                       6.52      3.58      253,169
   01/01/2009    to    12/31/2009                                       3.58      5.63      395,082
   01/01/2010    to    12/31/2010                                       5.63      7.12      480,648
   01/01/2011    to    12/31/2011                                       7.12      6.34      324,023
   01/01/2012    to    12/31/2012                                       6.34      7.03      291,511
   01/01/2013    to    12/31/2013                                       7.03      9.36      280,940
----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 AUV AT    AUV AT   ACCUM UNITS
                                                BEGINNING    END        END
                                                OF PERIOD OF PERIOD  OF PERIOD
-------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                 10.00     13.43      17,487
   01/01/2005    to    12/31/2005                 13.43     14.71      42,583
   01/01/2006    to    12/31/2006                 14.71     15.08      43,758
   01/01/2007    to    12/31/2007                 15.08     16.34      45,674
   01/01/2008    to    12/31/2008                 16.34     10.28      60,781
   01/01/2009    to    12/31/2009                 10.28     14.10      96,481
   01/01/2010    to    12/31/2010                 14.10     18.77     115,650
   01/01/2011    to    12/31/2011                 18.77     18.84     134,679
   01/01/2012    to    12/31/2012                 18.84     21.60     124,345
   01/01/2013    to    12/31/2013                 21.60     30.80     146,538
-------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION
PART 2


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus that are subject to a daily Separate Account deduction of 1.25%.

                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
ALGER SMALL CAP GROWTH PORTFOLIO - CLASS I-2
   01/01/2004    to    12/31/2004                             6.10      7.03     259,192
   01/01/2005    to    12/31/2005                             7.03      8.11     251,411
   01/01/2006    to    12/31/2006                             8.11      9.61     245,090
   01/01/2007    to    12/31/2007                             9.61     11.13     242,115
   01/01/2008    to    12/31/2008                            11.13      5.87     219,694
   01/01/2009    to    12/31/2009                             5.87      8.43     206,871
   01/01/2010    to    12/31/2010                             8.43     10.44     184,281
   01/01/2011    to    12/31/2011                            10.44      9.98     175,667
   01/01/2012    to    12/31/2012                             9.98     11.09     164,846
   01/01/2013    to    12/31/2013                            11.09     14.70     145,728
------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND - CLASS 2
   01/01/2004    to    12/31/2004                            16.51     19.71       2,386
   01/01/2005    to    12/31/2005                            19.71     24.41       9,692
   01/01/2006    to    12/31/2006                            24.41     29.90       9,118
   01/01/2007    to    12/31/2007                            29.90     35.85      17,949
   01/01/2008    to    12/31/2008                            35.85     16.46      13,488
   01/01/2009    to    12/31/2009                            16.46     26.21      15,756
   01/01/2010    to    12/31/2010                            26.21     31.69      16,767
   01/01/2011    to    12/31/2011                            31.69     25.31      17,323
   01/01/2012    to    12/31/2012                            25.13     29.53      15,451
   01/01/2013    to    12/31/2013                            29.53     37.41      14,973
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND - CLASS 2
   01/01/2004    to    12/31/2004                           118.90    132.10       1,006
   01/01/2005    to    12/31/2005                           132.10    151.58       1,410
   01/01/2006    to    12/31/2006                           151.58    165.00       1,695
   01/01/2007    to    12/31/2007                           165.00    183.06       2,562
   01/01/2008    to    12/31/2008                           183.06    101.29       4,021
   01/01/2009    to    12/31/2009                           101.29    139.45       4,630
   01/01/2010    to    12/31/2010                           139.45    163.45       6,826
   01/01/2011    to    12/31/2011                           163.45    154.52       6,901
   01/01/2012    to    12/31/2012                           154.52    179.89       7,847
   01/01/2013    to    12/31/2013                           179.89    231.13       7,928
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2
   01/01/2004    to    12/31/2004                            92.53    100.86       1,023
   01/01/2005    to    12/31/2005                           100.86    105.42       1,732
   01/01/2006    to    12/31/2006                           105.42    119.94       1,812
   01/01/2007    to    12/31/2007                           119.94    124.42       2,214
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          AUV AT    AUV AT   ACCUM UNITS
                                                         BEGINNING    END        END
                                                         OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2 (CONTINUED)
   01/01/2008    to    12/31/2008                         124.42     76.36       2,280
   01/01/2009    to    12/31/2009                          76.36     98.97       2,527
   01/01/2010    to    12/31/2010                          98.97    108.91       4,982
   01/01/2011    to    12/31/2011                         108.91    105.60       5,438
   01/01/2012    to    12/31/2012                         105.60    122.51       6,351
   01/01/2013    to    12/31/2013                         122.51    161.52       6,828
----------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER/SM/ - INITIAL CLASS
   01/01/2004    to    12/31/2004                           9.51      9.90     158,905
   01/01/2005    to    12/31/2005                           9.90     10.17     146,460
   01/01/2006    to    12/31/2006                          10.17     10.78     133,906
   01/01/2007    to    12/31/2007                          10.78     12.30     124,552
   01/01/2008    to    12/31/2008                          12.30      8.66     106,448
   01/01/2009    to    12/31/2009                           8.66     11.04      96,266
   01/01/2010    to    12/31/2010                          11.04     12.46      81,009
   01/01/2011    to    12/31/2011                          12.46     11.99      63,391
   01/01/2012    to    12/31/2012                          11.99     13.32      62,354
   01/01/2013    to    12/31/2013                          13.32     15.22      58,402
----------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS
   01/01/2004    to    12/31/2004                          13.15     15.00     255,642
   01/01/2005    to    12/31/2005                          15.00     17.32     268,680
   01/01/2006    to    12/31/2006                          17.32     19.11     269,007
   01/01/2007    to    12/31/2007                          19.11     22.19     267,064
   01/01/2008    to    12/31/2008                          22.19     12.60     252,530
   01/01/2009    to    12/31/2009                          12.60     16.88     249,519
   01/01/2010    to    12/31/2010                          16.88     19.55     243,566
   01/01/2011    to    12/31/2011                          19.55     18.82     227,820
   01/01/2012    to    12/31/2012                          18.82     21.63     220,796
   01/01/2013    to    12/31/2013                          21.63     28.05     204,045
----------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS
   01/01/2004    to    12/31/2004                          11.87     12.12     247,756
   01/01/2005    to    12/31/2005                          12.12     12.66     237,352
   01/01/2006    to    12/31/2006                          12.66     13.36     233,148
   01/01/2007    to    12/31/2007                          13.36     16.75     227,521
   01/01/2008    to    12/31/2008                          16.75      8.74     207,815
   01/01/2009    to    12/31/2009                           8.74     11.07     189,135
   01/01/2010    to    12/31/2010                          11.07     13.58     179,245
   01/01/2011    to    12/31/2011                          13.58     13.44     166,443
   01/01/2012    to    12/31/2012                          13.44     15.22     160,847
   01/01/2013    to    12/31/2013                          15.22     20.49     146,083
----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                               AUV AT    AUV AT   ACCUM UNITS
                                              BEGINNING    END        END
                                              OF PERIOD OF PERIOD  OF PERIOD
   --------------------------------------------------------------------------
   FIDELITY VIP INDEX 500 - INITIAL CLASS
      01/01/2004    to    12/31/2004            12.72     13.89     236,274
      01/01/2005    to    12/31/2005            13.89     14.38     201,167
      01/01/2006    to    12/31/2006            14.38     16.44     172,591
      01/01/2007    to    12/31/2007            16.44     17.12     157,031
      01/01/2008    to    12/31/2008            17.12     10.65     129,789
      01/01/2009    to    12/31/2009            10.65     13.31     108,906
      01/01/2010    to    12/31/2010            13.31     15.12      87,733
      01/01/2011    to    12/31/2011            15.12     15.24      72,290
      01/01/2012    to    12/31/2012            15.24     17.45      65,057
      01/01/2013    to    12/31/2013            17.45     22.79      55,057
   --------------------------------------------------------------------------
   FIDELITY VIP MONEY MARKET - INITIAL CLASS
      01/01/2004    to    12/31/2004             6.81      6.81     113,288
      01/01/2005    to    12/31/2005             6.81      6.93     132,557
      01/01/2006    to    12/31/2006             6.93      7.18     150,587
      01/01/2007    to    12/31/2007             7.18      7.45     154,082
      01/01/2008    to    12/31/2008             7.45      7.58     173,542
      01/01/2009    to    12/31/2009             7.58      7.54     136,663
      01/01/2010    to    12/31/2010             7.54      7.47     118,421
      01/01/2011    to    12/31/2011             7.47      7.38     139,733
      01/01/2012    to    12/31/2012             7.38      7.30     156,790
      01/01/2013    to    12/31/2013             7.30      7.21     126,865
   --------------------------------------------------------------------------
   FIDELITY VIP OVERSEAS - INITIAL CLASS
      01/01/2004    to    12/31/2004             8.18      9.18     135,991
      01/01/2005    to    12/31/2005             9.18     10.79     143,552
      01/01/2006    to    12/31/2006            10.79     12.59     146,283
      01/01/2007    to    12/31/2007            12.59     14.58     142,084
      01/01/2008    to    12/31/2008            14.58      8.09     129,929
      01/01/2009    to    12/31/2009             8.09     10.11     127,780
      01/01/2010    to    12/31/2010            10.11     11.30     121,653
      01/01/2011    to    12/31/2011            11.30      9.24     119,049
      01/01/2012    to    12/31/2012             9.24     11.02     116,094
      01/01/2013    to    12/31/2013            11.02     14.19     102,607
   --------------------------------------------------------------------------
   MIST - INVESCO SMALL CAP GROWTH - CLASS A
      01/01/2004    to    12/31/2004            11.70     12.33       1,047
      01/01/2005    to    12/31/2005            12.33     13.23       1,547
      01/01/2006    to    12/31/2006            13.23     14.88       1,663
      01/01/2007    to    12/31/2007            14.88     16.37       1,420
      01/01/2008    to    12/31/2008            16.37      9.92       1,040
   --------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                       AUV AT    AUV AT   ACCUM UNITS
                                                                      BEGINNING    END        END
                                                                      OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------------------
MIST - INVESCO SMALL CAP GROWTH - CLASS A (CONTINUED)
   01/01/2009    to    12/31/2009                                        9.92     13.15       1,628
   01/01/2010    to    12/31/2010                                       13.15     16.43       9,151
   01/01/2011    to    12/31/2011                                       16.43     16.09       1,930
   01/01/2012    to    12/31/2012                                       16.09     18.83       1,576
   01/01/2013    to    12/31/2013                                       18.83     26.13       1,469
-----------------------------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   01/01/2004    to    11/19/2004                                       12.02     12.38      28,764
-----------------------------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS A
   01/01/2004    to    12/31/2004                                       16.40     17.56         763
   01/01/2005    to    12/31/2005                                       17.56     17.65       3,592
   01/01/2006    to    12/31/2006                                       17.65     19.07       8,493
   01/01/2007    to    12/31/2007                                       19.07     20.12      13,384
   01/01/2008    to    12/31/2008                                       20.12     16.21      21,351
   01/01/2009    to    12/31/2009                                       16.21     21.95      18,927
   01/01/2010    to    12/31/2010                                       21.95     24.54      20,182
   01/01/2011    to    12/31/2011                                       24.54     25.40      19,862
   01/01/2012    to    12/31/2012                                       25.40     28.40      17,282
   01/01/2013    to    12/31/2013                                       28.40     30.33      16,171
-----------------------------------------------------------------------------------------------------
MIST - T. ROWE PRICE LARGE CAP VALUE - CLASS A (FORMERLY LORD ABBETT
GROWTH AND INCOME - CLASS A)
   01/01/2004    to    12/31/2004                                       22.65     25.26     194,533
   01/01/2005    to    12/31/2005                                       25.26     25.86     191,536
   01/01/2006    to    12/31/2006                                       25.86     30.14     192,777
   01/01/2007    to    12/31/2007                                       30.14     30.96     186,701
   01/01/2008    to    12/31/2008                                       30.96     19.51     168,557
   01/01/2009    to    12/31/2009                                       19.51     22.87     161,255
   01/01/2010    to    12/31/2010                                       22.87     26.49     146,046
   01/01/2011    to    12/31/2011                                       26.49     25.18     136,440
   01/01/2012    to    12/31/2012                                       25.18     29.41     129,457
   01/01/2013    to    12/31/2013                                       29.41     38.95     118,445
-----------------------------------------------------------------------------------------------------
MIST - MORGAN STANLEY MID CAP GROWTH - CLASS A
   05/03/2010    to    12/31/2010                                       13.69     15.93       3,624
   01/01/2011    to    12/31/2011                                       15.93     14.68       2,979
   01/01/2012    to    12/31/2012                                       14.68     15.89       2,750
   01/01/2013    to    12/31/2013                                       15.89     21.85       2,974
-----------------------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   01/01/2004    to    12/31/2004                                       11.82     12.29      31,340
   01/01/2005    to    12/31/2005                                       12.29     12.43      45,160
   01/01/2006    to    12/31/2006                                       12.43     12.87      56,187
-----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                AUV AT    AUV AT   ACCUM UNITS
                                                               BEGINNING    END        END
                                                               OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A4
   01/01/2007    to    12/31/2007                                12.87     13.70     68,395
   01/01/2008    to    12/31/2008                                13.70     13.62     90,312
   01/01/2009    to    12/31/2009                                13.62     15.93     85,660
   01/01/2010    to    12/31/2010                                15.93     17.05     77,391
   01/01/2011    to    12/31/2011                                17.05     17.42     77,314
   01/01/2012    to    12/31/2012                                17.42     18.84     77,709
   01/01/2013    to    12/31/2013                                18.84     18.29     80,636
----------------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   01/01/2004    to    12/31/2004                                11.54     14.45      5,614
   01/01/2005    to    12/31/2005                                14.45     16.52      5,643
   01/01/2006    to    12/31/2006                                16.52     18.50      6,559
   01/01/2007    to    12/31/2007                                18.50     17.76      7,584
   01/01/2008    to    12/31/2008                                17.76     12.33      9,323
   01/01/2009    to    12/31/2009                                12.33     15.44     11,362
   01/01/2010    to    12/31/2010                                15.44     18.33     11,533
   01/01/2011    to    12/31/2011                                18.33     16.52     12,268
   01/01/2012    to    12/31/2012                                16.52     19.30     11,321
   01/01/2013    to    12/31/2013                                19.30     25.32     11,470
----------------------------------------------------------------------------------------------
MSF - BARCLAYS AGGREGATE BOND INDEX - CLASS A (FORMERLY MSF -
BARCLAY'S CAPITAL AGGREGATE BOND INDEX - CLASS A)
   01/01/2004    to    12/31/2004                                12.82     13.18        774
   01/01/2005    to    12/31/2005                                13.18     13.29      2,973
   01/01/2006    to    12/31/2006                                13.29     13.66      4,638
   01/01/2007    to    12/31/2007                                13.66     14.42      9,466
   01/01/2008    to    12/31/2008                                14.42     15.09     11,875
   01/01/2009    to    12/31/2009                                15.09     15.68     12,769
   01/01/2010    to    12/31/2010                                15.68     16.42      9,887
   01/01/2011    to    12/31/2011                                16.42     17.43     10,040
   01/01/2012    to    12/31/2012                                17.43     17.88      9,719
   01/01/2013    to    12/31/2013                                17.88     17.25      8,931
----------------------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   01/01/2004    to    12/31/2004                                47.32     48.80        392
   01/01/2005    to    12/31/2005                                48.80     49.36      1,470
   01/01/2006    to    12/31/2006                                49.36     50.90      1,851
   01/01/2007    to    12/31/2007                                50.90     53.43      3,336
   01/01/2008    to    12/31/2008                                53.43     50.95      4.893
   01/01/2009    to    12/31/2009                                50.95     55.09      4,876
   01/01/2010    to    12/31/2010                                55.09     58.94      5,412
   01/01/2011    to    12/31/2011                                58.94     62.03      5,672
----------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    AUV AT    AUV AT   ACCUM UNITS
                                                   BEGINNING    END        END
                                                   OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A (CONTINUED)
   01/01/2012    to    12/31/2012                    62.03     65.87      5,648
   01/01/2013    to    12/31/2013                    65.87     64.56      4,302
----------------------------------------------------------------------------------
MSF - BLACKROCK LARGE CAP VALUE - CLASS A
   01/01/2004    to    12/31/2004                    10.64     11.91        469
   01/01/2005    to    12/31/2005                    11.91     12.47      3,266
   01/01/2006    to    12/31/2006                    12.47     14.69      6,207
   01/01/2007    to    12/31/2007                    14.69     15.00      6,142
   01/01/2008    to    12/31/2008                    15.00      9.64      6,255
   01/01/2009    to    12/31/2009                     9.64     10.59      9,688
   01/01/2010    to    12/31/2010                    10.59     11.42     12,674
   01/01/2011    to    12/31/2011                    11.42     11.55     16,966
   01/01/2012    to    12/31/2012                    11.55     13.03     21,517
   01/01/2013    to    12/31/2013                    13.03     17.00     22,893
----------------------------------------------------------------------------------
MSF - BLACKROCK LEGACY LARGE CAP GROWTH - CLASS A
   01/01/2004    to    12/31/2004                    24.55     26.38        242
   01/01/2005    to    12/31/2005                    26.38     27.88        381
   01/01/2006    to    12/31/2006                    27.88     28.67        472
   01/01/2007    to    12/31/2007                    28.67     33.62        636
   01/01/2008    to    12/31/2008                    33.62     21.08        517
   01/01/2009    to    12/31/2009                    21.08     28.47      1,222
   01/01/2010    to    12/31/2010                    28.47     33.69      1,396
   01/01/2011    to    12/31/2011                    33.69     30.30      1,519
   01/01/2012    to    12/31/2012                    30.30     34.22      6,180
   01/01/2013    to    12/31/2013                    34.22     45.36      5,993
----------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A
   01/01/2004    to    12/31/2004                    28.82     31.99        603
   01/01/2005    to    12/31/2005                    31.99     34.84      2,334
   01/01/2006    to    12/31/2006                    34.84     39.43      4,098
   01/01/2007    to    12/31/2007                    39.43     40.72      4,597
   01/01/2008    to    12/31/2008                    40.72     24.39      5,728
   01/01/2009    to    12/31/2009                    24.39     31.79      5,649
   01/01/2010    to    12/31/2010                    31.79     35.16     11,679
   01/01/2011    to    12/31/2011                    35.16     33.33     12,367
   01/01/2012    to    12/31/2012                    33.33     37.14     12,728
   01/01/2013    to    12/31/2013                    37.14     49.04     12,898
----------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   01/01/2004    to    04/30/2004                    11.43     11.22      2,961
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                AUV AT    AUV AT   ACCUM UNITS
                                               BEGINNING    END        END
                                               OF PERIOD OF PERIOD  OF PERIOD
  ----------------------------------------------------------------------------
  MSF - FI MID CAP OPPORTUNITIES - CLASS A
     05/01/2004    to    12/31/2004              11.22     11.33      1,739
     01/01/2005    to    12/31/2005              11.33     18.12      2,741
     01/01/2006    to    12/31/2006              18.12     20.02      2,921
     01/01/2007    to    12/31/2007              20.02     21.41      2,394
     01/01/2008    to    12/31/2008              21.41      9.46      2,761
     01/01/2009    to    12/31/2009               9.46     12.49      3,242
     01/01/2010    to    12/31/2010              12.49     13.54          0
  ----------------------------------------------------------------------------
  MSF - MET/ARTISAN MID CAP VALUE - CLASS A
     01/01/2004    to    12/31/2004              31.80     34.52      2,645
     01/01/2005    to    12/31/2005              34.52     37.50      3,962
     01/01/2006    to    12/31/2006              37.50     41.64      4,780
     01/01/2007    to    12/31/2007              41.64     38.31      5,146
     01/01/2008    to    12/31/2008              38.31     20.43      5,391
     01/01/2009    to    12/31/2009              20.43     28.56      6,512
     01/01/2010    to    12/31/2010              28.56     32.45      5,974
     01/01/2011    to    12/31/2011              32.45     34.21      5,922
     01/01/2012    to    12/31/2012              34.21     37.79      5,862
     01/01/2013    to    12/31/2013              37.79     51.08      4,798
  ----------------------------------------------------------------------------
  MSF - METLIFE MID CAP STOCK INDEX - CLASS A
     01/01/2004    to    12/31/2004              11.61     13.30     24,560
     01/01/2005    to    12/31/2005              13.30     14.75     32,407
     01/01/2006    to    12/31/2006              14.75     16.04     38,302
     01/01/2007    to    12/31/2007              16.04     17.07     38,884
     01/01/2008    to    12/31/2008              17.07     10.76     43,316
     01/01/2009    to    12/31/2009              10.76     14.56     50,545
     01/01/2010    to    12/31/2010              14.56     18.15     53,129
     01/01/2011    to    12/31/2011              18.15     17.59     47,683
     01/01/2102    to    12/31/2012              17.59     20.43     53,824
     01/01/2013    to    12/31/2013              20.43     26.86     56,449
  ----------------------------------------------------------------------------
  MSF - METLIFE STOCK INDEX - CLASS A
     01/01/2004    to    12/31/2004              36.18     39.49      8,298
     01/01/2005    to    12/31/2005              39.49     40.81     12,176
     01/01/2006    to    12/31/2006              40.81     46.54     17,301
     01/01/2007    to    12/31/2007              46.54     48.37     22,249
     01/01/2008    to    12/31/2008              48.37     30.04     20,414
     01/01/2009    to    12/31/2009              30.04     37.45     22,938
     01/01/2010    to    12/31/2010              37.45     42.47     25,261
     01/01/2011    to    12/31/2011              42.47     42.72     18,793
  ----------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                  AUV AT    AUV AT   ACCUM UNITS
                                                 BEGINNING    END        END
                                                 OF PERIOD OF PERIOD  OF PERIOD
--------------------------------------------------------------------------------
MSF - METLIFE STOCK INDEX - CLASS A (CONTINUED)
   01/01/2012    to    12/31/2012                  42.72     48.83     19,490
   01/01/2013    to    12/31/2013                  48.83     63.66     17,605
--------------------------------------------------------------------------------
MSF - MFS(R) TOTAL RETURN - CLASS A
   01/01/2004    to    12/31/2004                  39.40     43.29        565
   01/01/2005    to    12/31/2005                  43.29     44.08      1,230
   01/01/2006    to    12/31/2006                  44.08     48.85      2,191
   01/01/2007    to    12/31/2007                  48.85     50.35      2,059
   01/01/2008    to    12/31/2008                  50.35     38.71      2,414
   01/01/2009    to    12/31/2009                  38.71     45.34      3,975
   01/01/2010    to    12/31/2010                  45.34     49.29      4,177
   01/01/2011    to    12/31/2011                  49.29     49.85      4,202
   01/01/2012    to    12/31/2012                  49.85     54.94      4,003
   01/01/2013    to    12/31/2013                  54.94     64.56      4,284
--------------------------------------------------------------------------------
MSF - MFS(R) VALUE - CLASS A
   01/01/2004    to    12/31/2004                  12.18     13.40      3,479
   01/01/2005    to    12/31/2005                  13.40     13.05      4,665
   01/01/2006    to    12/31/2006                  13.05     15.23      6,328
   01/01/2007    to    12/31/2007                  15.23     14.47      6,093
   01/01/2008    to    12/31/2008                  14.47      9.50      5,068
   01/01/2009    to    12/31/2009                   9.50     11.34      6,102
   01/01/2010    to    12/31/2010                  11.34     12.48      9,119
   01/01/2011    to    12/31/2011                  12.48     12.43     10,806
   01/01/2012    to    12/31/2012                  12.43     14.32     12,523
   01/01/2013    to    12/31/2013                  14.32     19.19     14,129
--------------------------------------------------------------------------------
MSF - MSCI EAFE(R) INDEX - CLASS A
   01/01/2004    to    12/31/2004                   9.72     11.49      2,285
   01/01/2005    to    12/31/2005                  11.49     12.85     12,106
   01/01/2006    to    12/31/2006                  12.85     15.96     20,485
   01/01/2007    to    12/31/2007                  15.96     17.46     22,743
   01/01/2008    to    12/31/2008                  17.46      9.99     29,217
   01/01/2009    to    12/31/2009                   9.99     12.69     37,041
   01/01/2010    to    12/31/2010                  12.69     13.56     55,099
   01/01/2011    to    12/31/2011                  13.56     11.72     63,230
   01/01/2012    to    12/31/2012                  11.72     13.69     63,476
   01/01/2013    to    12/31/2013                  13.69     16.48     65,950
--------------------------------------------------------------------------------
MSF - NEUBERGER BERMAN GENESIS - CLASS A
   01/01/2004    to    12/31/2004                  16.16     18.41      2,727
   01/01/2005    to    12/31/2005                  18.41     18.94      5,286
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                      AUV AT    AUV AT   ACCUM UNITS
                                                                     BEGINNING    END        END
                                                                     OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------------------
MSF - NEUBERGER BERMAN GENESIS - CLASS A (CONTINUED)
   01/01/2006    to    12/31/2006                                      18.94     21.83      6,817
   01/01/2007    to    12/31/2007                                      21.83     20.82      8,606
   01/01/2008    to    12/31/2008                                      20.82     12.66      7,441
   01/01/2009    to    12/31/2009                                      12.66     14.15      8,115
   01/01/2010    to    12/31/2010                                      14.15     16.99      7,925
   01/01/2011    to    12/31/2011                                      16.99     17.75      9,973
   01/01/2012    to    12/31/2012                                      17.75     19.29      8,857
   01/01/2013    to    12/31/2013                                      19.29     26.39      7,627
----------------------------------------------------------------------------------------------------
MSF - RUSSELL 2000(R) INDEX - CLASS A
   01/01/2004    to    12/31/2004                                      13.68     15.91      8,102
   01/01/2005    to    12/31/2005                                      15.91     16.43      6,070
   01/01/2006    to    12/31/2006                                      16.43     19.14      9,284
   01/01/2007    to    12/31/2007                                      19.14     18.61     10,116
   01/01/2008    to    12/31/2008                                      18.61     12.22     11,755
   01/01/2009    to    12/31/2009                                      12.22     15.21     13,195
   01/01/2010    to    12/31/2010                                      15.21     19.06     15,140
   01/01/2011    to    12/31/2011                                      19.06     18.06     15,113
   01/01/2012    to    12/31/2012                                      18.06     20.75     17,427
   01/01/2013    to    12/31/2013                                      20.75     28.39     18,780
----------------------------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                                      12.82     13.53          0
   01/01/2005    to    12/31/2005                                      13.53     14.84          0
   01/01/2006    to    12/31/2006                                      14.84     15.22          0
   01/01/2007    to    12/31/2007                                      15.22     18.44      5,760
   01/01/2008    to    12/31/2008                                      18.44     10.41      7,538
   01/01/2009    to    12/31/2009                                      10.41     16.06      8,272
   01/01/2010    to    12/31/2010                                      16.06     21.48     15,126
   01/01/2011    to    12/31/2011                                      21.48     21.67     18,409
   01/01/2012    to    12/31/2012                                      21.67     24.95     17,593
   01/01/2013    to    12/31/2013                                      24.95     35.74     17,787
----------------------------------------------------------------------------------------------------
MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS A (FORMERLY MIST - RCM
TECHNOLOGY - CLASS A)
   01/01/2004    to    12/31/2004                                       4.66      4.40        801
   01/01/2005    to    12/31/2005                                       4.40      4.84      1,495
   01/01/2006    to    12/31/2006                                       4.84      5.05      1,906
   01/01/2007    to    12/31/2007                                       5.05      6.56      3,662
   01/01/2008    to    12/31/2008                                       6.56      3.61      4,044
   01/01/2009    to    12/31/2009                                       3.61      5.68      7,372
   01/01/2010    to    12/31/2010                                       5.68      7.19     10,981
   01/01/2011    to    12/31/2011                                       7.19      6.41     12,061
----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                      AUV AT    AUV AT   ACCUM UNITS
                                                                     BEGINNING    END        END
                                                                     OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------------------
MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS A (FORMERLY MIST - RCM
TECHNOLOGY - CLASS A) (CONTINUED)
   01/01/2012    to    12/31/2012                                       6.41      7.11     13,211
   01/01/2013    to    12/31/2013                                       7.11     23.27         --
----------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK FUND
   01/01/2004    to    12/31/2004                                      62.15     67.90     30,524
   01/01/2005    to    12/31/2005                                      67.90     71.72     29,722
   01/01/2006    to    12/31/2006                                      71.72     81.07     28,898
   01/01/2007    to    12/31/2007                                      81.07     88.67     28,721
   01/01/2008    to    12/31/2008                                      88.67     50.75     24,876
   01/01/2009    to    12/31/2009                                      50.75     72.05     24,043
   01/01/2010    to    12/31/2010                                      72.05     83.50     85,875
   01/01/2011    to    12/31/2011                                      83.50     81.96     73,401
   01/01/2012    to    12/31/2012                                      81.96     96.60     66,302
   01/01/2013    to    12/31/2013                                      96.60    133.27     62,571
----------------------------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each Fund available under the Contract. The Fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


THE ALGER PORTFOLIOS (CLASS I-2)

The Alger Portfolios is a mutual fund with multiple portfolios, one of which is offered under the Contract. Fred Alger Management, Inc. is the investment adviser to each of the portfolios. The following Class I-2 portfolio is available under the Contract:

Alger Small Cap Growth Portfolio
 Investment Objective: Seeks long-term capital appreciation.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the contract. Capital Research and Management Company is the investment adviser to each fund. The following Class 2 funds are available under the Contract:

American Funds Global Small Capitalization Fund
 Investment Objective: Seeks long-term growth of capital.

American Funds Growth Fund
 Investment Objective: Seeks growth of capital.

American Funds Growth-Income Fund
 Investment Objective: Seeks long-term growth of capital and income.

DWS VARIABLE SERIES I (CLASS A)

DWS Variable Series I is a mutual fund with multiple series, one of which is offered under the Contract. Deutsche Investment Management Americas Inc. is the investment adviser to each series. The following Class A series is available under the Contract:

DWS International VIP/1/
 Investment Objective: Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the contract. Fidelity Management & Research Company is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

Asset Manager/SM/ Portfolio
 Subadvisers: FMR Co., Inc.; Fidelity Investments Money Management, Inc. Investment Objective: Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Contrafund(R) Portfolio
 Subadviser: FMR Co., Inc.
 Investment Objective: Seeks long-term capital appreciation.

Growth Portfolio
 Subadviser: FMR Co., Inc.
 Investment Objective: Seeks to achieve capital appreciation.

Money Market Portfolio
 Subadviser: Fidelity Investments Money Management, Inc.
 Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Overseas Portfolio/2/
 Subadviser: FMR Co., Inc.
 Investment Objective: Seeks long-term growth of capital.

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Contract:

Invesco Small Cap Growth Portfolio
 Subadviser: Invesco Advisers, Inc.
 Investment Objective: Seeks long-term growth of capital.

Lord Abbett Bond Debenture Portfolio
 Subadviser: Lord, Abbett & Co. LLC
 Investment Objective: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

MFS(R) Research International Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks capital appreciation.

Morgan Stanley Mid Cap Growth Portfolio
 Subadviser: Morgan Stanley Investment Management Inc.
 Investment Objective: Seeks capital appreciation.

PIMCO Total Return Portfolio
 Subadviser: Pacific Investment Management Company LLC
 Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

T. Rowe Price Large Cap Value Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Third Avenue Small Cap Value Portfolio
 Subadviser: Third Avenue Management LLC
 Investment Objective: Seeks long-term capital appreciation.

METROPOLITAN SERIES FUND (CLASS A)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser for all of the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

Barclays Aggregate Bond Index Portfolio
 Subadviser: MetLife Investment Management, LLC
 Investment Objective: Seeks to track the performance of the Barclays U.S.
   Aggregate Bond Index.

BlackRock Bond Income Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks a competitive total return primarily from investing in fixed-income securities.

BlackRock Capital Appreciation Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks long-term growth of capital.

BlackRock Large Cap Value Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks long-term growth of capital.

Met/Artisan Mid Cap Value Portfolio
 Subadviser: Artisan Partners Limited Partnership
 Investment Objective: Seeks long-term capital growth.

MetLife Mid Cap Stock Index Portfolio
 Subadviser: MetLife Investment Management, LLC
 Investment Objective: Seeks to track the performance of the Standard & Poor's
   MidCap 400(R) Composite Stock Price
   Index.

MetLife Stock Index Portfolio
 Subadviser: MetLife Investment Management, LLC
 Investment Objective: Seeks to track the performance of the Standard & Poor's
   500(R) Composite Stock Price Index.

MFS(R) Total Return Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks a favorable total return through investment in a diversified portfolio.

MFS(R) Value Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks capital appreciation.

MSCI EAFE(R) Index Portfolio
 Subadviser: MetLife Investment Management, LLC
 Investment Objective: Seeks to track the performance of the MSCI EAFE(R) Index.

Neuberger Berman Genesis Portfolio
 Subadviser: Neuberger Berman Management LLC
 Investment Objective: Seeks high total return, consisting principally of capital appreciation.

Russell 2000(R) Index Portfolio
 Subadviser: MetLife Investment Management, LLC
 Investment Objective: Seeks to track the performance of the Russell 2000(R)
   Index.

T. Rowe Price Large Cap Growth Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term growth of capital.

T. Rowe Price Small Cap Growth Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term capital growth.

WMC Core Equity Opportunities Portfolio
 Subadviser: Wellington Management Company, LLP
 Investment Objective: Seeks to provide a growing stream of income over time and secondarily, long term capital appreciation and current income.

T. ROWE PRICE GROWTH STOCK FUND, INC./2/

 The T. Rowe Price Growth Stock Fund, Inc. is a mutual fund. T. Rowe Price
   Associates, Inc. is the investment adviser for the fund.
 Investment Objective: Seeks long-term capital growth through investments in stock.
--------
/1/    DWS International VIP is not available under Retirement Companion
       Contracts.
/2/ Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund, Inc. are not available for use with contracts purchased in connection with 403(b) plans.

APPENDIX C

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS


The Fund below was subject to a name change. The chart identifies the former name and new name of the Fund.



FUND NAME CHANGE



          FORMER PORTFOLIO                              NEW FUND
-------------------------------------    ----------------------------------------
METROPOLITAN FUND                        METROPOLITAN FUND
Davis Venture Value Portfolio            WMC Core Equity Opportunities Portfolio

APPENDIX D
PREMIUM TAX TABLE

If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Contract.



                                      QUALIFIED NON-QUALIFIED
                                      CONTRACTS   CONTRACTS
                           -          --------- -------------
                   California/(1)/...   0.50%       2.35%
                   Florida/(2)/......   1.00%       1.00%
                   Maine/(3)/........   0.00%       2.00%
                   Nevada/(4)/.......   0.00%       3.50%
                   Puerto Rico/(5)/..   1.00%       1.00%
                   South Dakota/(6)/.   0.00%       1.25%
                   West Virginia.....   1.00%       1.00%
                   Wyoming/(4)/......   0.00%       1.00%

--------

/(1)/ California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
/(2)/ Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
/(3)/ Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
/(4)/ Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408 and 501.
/(5)/ We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
/(6)/ Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                      STATEMENT OF ADDITIONAL INFORMATION

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

          GROUP FLEXIBLE PAYMENT FIXED AND VARIABLE ANNUITY CONTRACTS

                    METLIFE INVESTORS USA INSURANCE COMPANY


                                APRIL 28, 2014

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. A COPY OF THE PROSPECTUS, DATED APRIL 28, 2014, MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO METLIFE INVESTORS USA INSURANCE COMPANY, 11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277 OR BY TELEPHONING (800) 283-4536.

SAI-USAFLEXBONUS 14

                TABLE OF CONTENTS                       PAGE

                THE INSURANCE COMPANY...................... 3

                SURRENDER CHARGES.......................... 3

                NET INVESTMENT FACTOR...................... 3

                ANNUITY PAYMENTS........................... 3

                UNDERWRITERS, DISTRIBUTION OF THE CONTRACT. 4

                CALCULATION OF PERFORMANCE................. 5

                VOTING RIGHTS.............................. 5

                SAFEKEEPING OF SECURITIES.................. 6

                SERVICING AGENT............................ 6

                INDEPENDENT REGISTERED PUBLIC
                ACCOUNTING FIRM............................ 6

                REGULATION OF METLIFE INVESTORS USA........ 6

                ADDITIONAL FEDERAL TAX CONSIDERATIONS...... 7

                FINANCIAL STATEMENTS....................... 8

THE INSURANCE COMPANY


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. (MetLife), a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


SURRENDER CHARGES

Subject to the individual's retirement plan requirements, all or a portion of the Participant's account may be surrendered at any time prior to the annuity date. Unless a certificate has been in effect for more than nine full calendar years after the Certificate Date, a surrender charge (contingent deferred sales charge) will be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. No surrender charge will be applied for that part of the first surrender from the Separate Account in a calendar year that does not exceed 10% of the value of the Participant's Account. The surrender charge amounts to 7% for surrenders attributable to purchase payments received within 60 months prior to the date of the surrender. In no event will the sum of these surrender charges and the distribution expense charge exceed 9% of the purchase payments.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

BASIS OF VARIABLE BENEFITS

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

             YEAR OF BIRTH              AGE ADJUSTMENT
             BEFORE 1945                ACTUAL AGE
             1946 - 1965                Age Minus 1 Year
             1966 - 1985                Age Minus 2 Years
             1986 - 2005                Age Minus 3 Years

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR FIRST YEAR

The Separate Account value used to establish the monthly variable annuity payment for the first year consists of the value of accumulation units of each Series of the Separate Account credited to a Participant on the last valuation date of the second calendar week before the annuity date. The Contract contains tables showing monthly payment factors and annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to MetLife Investors USA's General Account and level monthly annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account accumulation units in more than one Series, the total monthly annuity payment for the first year is the sum of the monthly annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of annuity units for each Separate Account Series is also established for the annuitant by dividing the first year monthly payment from that series by the Separate Account annuity unit values for the series on the last valuation date of the second calendar week before the first annuity payment is due. The number of annuity units remains fixed during the annuity period unless annuity units are converted to or from another series.

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR SECOND AND SUBSEQUENT YEARS

As of each anniversary of the annuity date, MetLife Investors USA will determine the amount of the monthly variable annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the annuitant has annuity units, with the total annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of annuity units for that Series by the annuity unit value for that Series for the valuation period in which the first payment for the year is due. It will be MetLife Investor USA's practice to mail variable annuity payments no later than seven days after the last day of the valuation period upon which they are based or the monthly anniversary thereof.

The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the assumed investment return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

ANNUITY UNIT VALUE

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

Information about the distribution of the Contracts is contained in the prospectus. (See "Principal Underwriter.") Additional information is provided below.

The Contracts are not currently offered for sale. However, new Participants may be added under existing Contracts and, where applicable, we will continue to issue Certificates to new Participants.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the Contracts. The Distributor's home office is located at 1095 Avenue of the Americas, New York, NY 10036. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities

Exchange Act of 1934 and is a member of FINRA. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to the Contracts and all other contracts issued from the Separate Account in the following amounts during the periods indicated:


                                                 Aggregate
                                                 Amount of
                                                Commissions
                                  Aggregate     Retained by
                                  Amount of     Distributor
                                 Commissions   After Payments
                                   Paid to       to Selling
                   Fiscal Year   Distributor       Firms
                   ------------------------------------------
                      2011      $1,101,222,893       $0
                      2012      $  689,121,186       $0
                      2013      $  456,083,088       $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the Contracts.

CALCULATION OF PERFORMANCE

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

   P(1+T)/(n)/ = ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, Participants have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, Participants are entitled to give us instructions for the number of shares which are deemed attributable to his or her Participant's Account.

MetLife Investors USA will vote all shares of the underlying Funds as directed by the Participant and others who have voting interests in the Funds. MetLife Investors USA will send, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote of the shares in proportion to the instructions. If MetLife Investors USA does not receive a Participant's voting instructions, it will vote his or her interest in the same proportion as represented by the votes it receives from the other Owners and Participants. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 30 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which a Participant is entitled to vote is calculated by dividing the portion of his or her Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

Administrative services agreements have been entered into between MetLife Investors USA and each of MetLife Group, Inc. and Metropolitan Life Insurance Company under which the latter have agreed to perform certain of the personnel and administrative services relating to the Contracts and for the Separate Account. MetLife Investors USA has paid fees to MetLife Group and Metropolitan Life Insurance Company for these services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 2000. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

ADDITIONAL FEDERAL TAX CONSIDERATIONS


QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.

Additional information regarding 457(b) plans

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.



403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ERISA

If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

  (a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

  (b) Make certain withdrawals under plans for which a qualified consent is required;

  (c) Name someone other than the spouse as your beneficiary; or

  (d) Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Comparison of Plan Limits for Individual Contributions:



            --------------------------------------------------------
             PLAN TYPE   ELECTIVE CONTRIBUTION CATCH-UP CONTRIBUTION
            --------------------------------------------------------
              401(k)            $17,500               $5,500
            --------------------------------------------------------
              401(a)            (Employer contributions only)
            --------------------------------------------------------
            403(b)(TSA)         $17,500               $5,500
            --------------------------------------------------------
              457(b)            $17,500               $5,500
            --------------------------------------------------------



Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Investors USA Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                                                                   AMERICAN FUNDS
                                                    ALGER             AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH             BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------    -------------------
ASSETS:
   Investments at fair value..............   $        63,772,200   $        146,158,384   $       314,826,299    $       124,184,057
   Due from MetLife Investors
     USA Insurance Company................                    --                     --                    --                     --
                                             -------------------   --------------------   -------------------    -------------------
        Total Assets......................            63,772,200            146,158,384           314,826,299            124,184,057
                                             -------------------   --------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees...........................                    --                     32                    93                     52
   Due to MetLife Investors
     USA Insurance Company................                     1                      1                     3                      2
                                             -------------------   --------------------   -------------------    -------------------
        Total Liabilities.................                     1                     33                    96                     54
                                             -------------------   --------------------   -------------------    -------------------

NET ASSETS................................   $        63,772,199   $        146,158,351   $       314,826,203    $       124,184,003
                                             ===================   ====================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,772,199   $        146,137,922   $       314,815,262    $       124,172,760
   Net assets from contracts in payout....                    --                 20,429                10,941                 11,243
                                             -------------------   --------------------   -------------------    -------------------
        Total Net Assets..................   $        63,772,199   $        146,158,351   $       314,826,203    $       124,184,003
                                             ===================   ====================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                            AMERICAN FUNDS        AMERICAN FUNDS             DWS I          FEDERATED HIGH
                                                GROWTH             GROWTH-INCOME         INTERNATIONAL        INCOME BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       856,560,270  $        388,320,093  $        18,592,801  $            26,171
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................          856,560,270           388,320,093           18,592,801               26,171
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   64                   100                    7                    5
   Due to MetLife Investors
     USA Insurance Company..............                    2                     3                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   66                   103                    7                    5
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       856,560,204  $        388,319,990  $        18,592,794  $            26,166
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       856,524,635  $        388,260,143  $        18,592,794  $            26,166
   Net assets from contracts in payout..               35,569                59,847                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $       856,560,204  $        388,319,990  $        18,592,794  $            26,166
                                          ===================  ====================  ===================  ===================

                                                FEDERATED          FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                                                 KAUFMAN           ASSET MANAGER          CONTRAFUND         EQUITY-INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            44,909  $         88,274,484  $       611,972,984  $         5,954,600
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................               44,909            88,274,484          611,972,984            5,954,600
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    2                     1                   45                   --
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                   13                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    2                     1                   58                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $            44,907  $         88,274,483  $       611,972,926  $         5,954,600
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            44,907  $         88,274,483  $       611,972,926  $         5,954,600
   Net assets from contracts in payout..                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $            44,907  $         88,274,483  $       611,972,926  $         5,954,600
                                          ===================  ====================  ===================  ===================

                                              FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      2,033,793,788  $     4,031,523,824
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  -------------------
        Total Assets....................         2,033,793,788        4,031,523,824
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   --
   Due to MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    --                   --
                                          --------------------  -------------------

NET ASSETS..............................  $      2,033,793,788  $     4,031,523,824
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,033,793,788  $     4,031,523,824
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
        Total Net Assets................  $      2,033,793,788  $     4,031,523,824
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                 GROWTH               INDEX 500              MID CAP            MONEY MARKET
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        165,968,439  $         69,677,261  $        446,581,951  $         76,155,366
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           165,968,439            69,677,261           446,581,952            76,155,366
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    14                    10                    20
   Due to MetLife Investors
     USA Insurance Company..............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    14                    10                    20
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        165,968,439  $         69,677,247  $        446,581,942  $         76,155,346
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        165,968,439  $         69,677,247  $        446,565,326  $         76,155,346
   Net assets from contracts in payout..                    --                    --                16,616                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        165,968,439  $         69,677,247  $        446,581,942  $         76,155,346
                                          ====================  ====================  ====================  ====================

                                                                                         FTVIPT FRANKLIN
                                              FIDELITY VIP         FTVIPT FRANKLIN       SMALL CAP VALUE        FTVIPT MUTUAL
                                                OVERSEAS          INCOME SECURITIES        SECURITIES         SHARES SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,925,521  $        297,821,546  $        128,048,986  $        156,078,613
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             5,925,521           297,821,546           128,048,986           156,078,613
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    75                     2                    41
   Due to MetLife Investors
     USA Insurance Company..............                    --                     1                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    76                     3                    42
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          5,925,521  $        297,821,470  $        128,048,983  $        156,078,571
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,925,521  $        297,781,830  $        128,048,983  $        156,068,938
   Net assets from contracts in payout..                    --                39,640                    --                 9,633
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          5,925,521  $        297,821,470  $        128,048,983  $        156,078,571
                                          ====================  ====================  ====================  ====================

                                                                  FTVIPT TEMPLETON
                                            FTVIPT TEMPLETON         GLOBAL BOND
                                           FOREIGN SECURITIES        SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         87,721,359  $        254,683,432
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --
                                          --------------------  --------------------
        Total Assets....................            87,721,359           254,683,432
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    64                    18
   Due to MetLife Investors
     USA Insurance Company..............                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                    66                    18
                                          --------------------  --------------------

NET ASSETS..............................  $         87,721,293  $        254,683,414
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         87,721,293  $        254,675,740
   Net assets from contracts in payout..                    --                 7,674
                                          --------------------  --------------------
        Total Net Assets................  $         87,721,293  $        254,683,414
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              INVESCO V.I.          INVESCO V.I.           INVESCO V.I.          INVESCO V.I.
                                           AMERICAN FRANCHISE      AMERICAN VALUE           CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $            163,724  $         95,295,951  $             249,706  $        649,322,735
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................               163,724            95,295,951                249,706           649,322,735
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                    21                     10                    37
   Due to MetLife Investors
     USA Insurance Company..............                     5                     1                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                    11                    22                     10                    37
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $            163,713  $         95,295,929  $             249,696  $        649,322,698
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            163,713  $         95,295,929  $             249,696  $        649,301,613
   Net assets from contracts in payout..                    --                    --                     --                21,085
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $            163,713  $         95,295,929  $             249,696  $        649,322,698
                                          ====================  ====================  =====================  ====================


                                               INVESCO V.I.          INVESCO V.I.          INVESCO V.I.            JANUS ASPEN
                                            GLOBAL REAL ESTATE     GROWTH AND INCOME   INTERNATIONAL GROWTH      GLOBAL RESEARCH
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          29,993,352  $        365,970,652  $        281,999,222  $               6,751
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --                    --                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................             29,993,352           365,970,652           281,999,222                  6,751
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     28                    37                    14                      3
   Due to MetLife Investors
     USA Insurance Company..............                      1                     2                     2                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     29                    39                    16                      3
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          29,993,323  $        365,970,613  $        281,999,206  $               6,748
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          29,993,323  $        365,960,564  $        281,990,432  $               6,748
   Net assets from contracts in payout..                     --                10,049                 8,774                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          29,993,323  $        365,970,613  $        281,999,206  $               6,748
                                          =====================  ====================  ====================  =====================

                                                 LMPVET                 LMPVET
                                          CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH        ALL CAP VALUE
                                               SUB-ACCOUNT            SUB-ACCOUNT
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         280,745,363  $        129,253,621
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --
                                          ---------------------  --------------------
        Total Assets....................            280,745,363           129,253,621
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    160                    56
   Due to MetLife Investors
     USA Insurance Company..............                      3                     2
                                          ---------------------  --------------------
        Total Liabilities...............                    163                    58
                                          ---------------------  --------------------

NET ASSETS..............................  $         280,745,200  $        129,253,563
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         280,734,965  $        129,253,563
   Net assets from contracts in payout..                 10,235                    --
                                          ---------------------  --------------------
        Total Net Assets................  $         280,745,200  $        129,253,563
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $       405,286,269  $        191,169,763  $         5,012,459    $         6,893,046
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                   --                     --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           405,286,269           191,169,763            5,012,459              6,893,046
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    46                   108                   68                     91
   Due to MetLife Investors
     USA Insurance Company..............                     2                     2                    1                      1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    48                   110                   69                     92
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $       405,286,221  $        191,169,653  $         5,012,390    $         6,892,954
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       405,286,221  $        191,162,626  $         5,012,390    $         6,892,954
   Net assets from contracts in payout..                    --                 7,027                   --                     --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................   $       405,286,221  $        191,169,653  $         5,012,390    $         6,892,954
                                          ====================  ====================  ====================  ====================


                                                 LMPVET           LMPVET INVESTMENT          LMPVET               LMPVET
                                          CLEARBRIDGE VARIABLE    COUNSEL VARIABLE     VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                            SMALL CAP GROWTH      SOCIAL AWARENESS       ALLOCATION 50%       ALLOCATION 70%
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       112,499,086   $            292,324  $         44,101,424  $         2,305,026
   Due from MetLife Investors
     USA Insurance Company..............                   --                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................          112,499,086                292,324            44,101,424            2,305,026
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   65                     38                    23                   27
   Due to MetLife Investors
     USA Insurance Company..............                    1                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   66                     38                    23                   27
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       112,499,020   $            292,286  $         44,101,401  $         2,304,999
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       112,499,020   $            292,286  $         44,101,401  $         2,304,999
   Net assets from contracts in payout..                   --                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       112,499,020   $            292,286  $         44,101,401  $         2,304,999
                                          ====================  ====================  ====================  ===================


                                                 LMPVET            LMPVIT WESTERN
                                           VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                             ALLOCATION 85%        HIGH YIELD BOND
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         95,074,305  $       104,740,529
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  ---------------------
        Total Assets....................            95,074,305          104,740,529
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    21                   77
   Due to MetLife Investors
     USA Insurance Company..............                    --                    1
                                          --------------------  ---------------------
        Total Liabilities...............                    21                   78
                                          --------------------  ---------------------

NET ASSETS..............................  $         95,074,284  $       104,740,451
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         95,074,284  $       104,737,455
   Net assets from contracts in payout..                    --                2,996
                                          --------------------  ---------------------
        Total Net Assets................  $         95,074,284  $       104,740,451
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                                  MIST
                                                                                                            ALLIANCEBERNSTEIN
                                                MFS VIT               MFS VIT                                GLOBAL DYNAMIC
                                            INVESTORS TRUST        NEW DISCOVERY      MFS VIT RESEARCH         ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            25,959  $             46,022  $            63,838  $      3,313,674,263
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................               25,959                46,022               63,838         3,313,674,263
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    8                     2                    2                    69
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                    1                     2
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    8                     2                    3                    71
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $            25,951  $             46,020  $            63,835  $      3,313,674,192
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            25,951  $             46,020  $            63,835  $      3,313,622,486
   Net assets from contracts in payout..                   --                    --                   --                51,706
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $            25,951  $             46,020  $            63,835  $      3,313,674,192
                                          ===================  ====================  ===================  ====================


                                              MIST AMERICAN         MIST AMERICAN                             MIST AMERICAN
                                             FUNDS BALANCED         FUNDS GROWTH        MIST AMERICAN        FUNDS MODERATE
                                               ALLOCATION            ALLOCATION         FUNDS GROWTH           ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,430,387,069  $     1,828,322,442  $       632,386,712  $      1,796,367,030
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................         3,430,387,069        1,828,322,442          632,386,712         1,796,367,030
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    30                   66                   66                    52
   Due to MetLife Investors
     USA Insurance Company..............                     1                    1                   10                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    31                   67                   76                    53
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $      3,430,387,038  $     1,828,322,375  $       632,386,636  $      1,796,366,977
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,430,376,518  $     1,827,667,872  $       632,301,718  $      1,796,362,961
   Net assets from contracts in payout..                10,520              654,503               84,918                 4,016
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $      3,430,387,038  $     1,828,322,375  $       632,386,636  $      1,796,366,977
                                          ====================  ===================  ===================  ====================


                                               MIST AQR           MIST BLACKROCK
                                              GLOBAL RISK         GLOBAL TACTICAL
                                               BALANCED             STRATEGIES
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,248,476,045  $      5,457,878,842
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
        Total Assets....................        3,248,476,045         5,457,878,842
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   68                    78
   Due to MetLife Investors
     USA Insurance Company..............                   --                     3
                                          -------------------  --------------------
        Total Liabilities...............                   68                    81
                                          -------------------  --------------------

NET ASSETS..............................  $     3,248,475,977  $      5,457,878,761
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,248,431,414  $      5,457,828,462
   Net assets from contracts in payout..               44,563                50,299
                                          -------------------  --------------------
        Total Net Assets................  $     3,248,475,977  $      5,457,878,761
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                            MIST BLACKROCK        MIST BLACKROCK        MIST CLARION        MIST CLEARBRIDGE
                                              HIGH YIELD          LARGE CAP CORE     GLOBAL REAL ESTATE   AGGRESSIVE GROWTH II
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       265,149,930  $         16,869,754  $       182,674,017  $        119,069,072
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          265,149,930            16,869,754          182,674,017           119,069,072
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  122                   102                   93                   110
   Due to MetLife Investors
     USA Insurance Company..............                    2                     2                    2                     2
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  124                   104                   95                   112
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       265,149,806  $         16,869,650  $       182,673,922  $        119,068,960
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       265,145,347  $         16,869,650  $       182,649,463  $        119,068,960
   Net assets from contracts in payout..                4,459                    --               24,459                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       265,149,806  $         16,869,650  $       182,673,922  $        119,068,960
                                          ===================  ====================  ===================  ====================

                                                                                            MIST              MIST INVESCO
                                           MIST CLEARBRIDGE     MIST GOLDMAN SACHS     HARRIS OAKMARK         BALANCED-RISK
                                           AGGRESSIVE GROWTH       MID CAP VALUE        INTERNATIONAL          ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       451,710,663  $        170,038,476  $       693,983,315  $        843,160,756
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          451,710,663           170,038,476          693,983,315           843,160,756
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   96                    89                   69                    58
   Due to MetLife Investors
     USA Insurance Company..............                    2                     1                    2                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   98                    90                   71                    59
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       451,710,565  $        170,038,386  $       693,983,244  $        843,160,697
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       451,670,790  $        170,001,706  $       693,796,289  $        843,160,697
   Net assets from contracts in payout..               39,775                36,680              186,955                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       451,710,565  $        170,038,386  $       693,983,244  $        843,160,697
                                          ===================  ====================  ===================  ====================


                                              MIST INVESCO         MIST INVESCO
                                                COMSTOCK           MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       443,562,037  $        158,040,507
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          443,562,037           158,040,507
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  112                   131
   Due to MetLife Investors
     USA Insurance Company..............                    2                     1
                                          -------------------  --------------------
       Total Liabilities................                  114                   132
                                          -------------------  --------------------

NET ASSETS..............................  $       443,561,923  $        158,040,375
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       443,532,010  $        158,034,445
   Net assets from contracts in payout..               29,913                 5,930
                                          -------------------  --------------------
       Total Net Assets.................  $       443,561,923  $        158,040,375
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                         MIST JPMORGAN
                                              MIST INVESCO          MIST JPMORGAN        GLOBAL ACTIVE         MIST JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND           ALLOCATION          SMALL CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        319,189,506  $       311,869,966  $        746,849,807  $        27,866,760
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           319,189,506          311,869,966           746,849,807           27,866,760
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   159                   33                    89                  194
   Due to MetLife Investors
     USA Insurance Company..............                     2                    1                     1                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   161                   34                    90                  194
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        319,189,345  $       311,869,932  $        746,849,717  $        27,866,566
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        319,132,725  $       311,869,932  $        746,849,717  $        27,866,566
   Net assets from contracts in payout..                56,620                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        319,189,345  $       311,869,932  $        746,849,717  $        27,866,566
                                          ====================  ===================  ====================  ===================

                                                                                             MIST           MIST MET/FRANKLIN
                                           MIST LOOMIS SAYLES    MIST LORD ABBETT       MET/EATON VANCE       LOW DURATION
                                             GLOBAL MARKETS       BOND DEBENTURE         FLOATING RATE        TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       180,595,879  $        259,294,611  $        83,115,922  $        140,307,239
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          180,595,879           259,294,611           83,115,922           140,307,239
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   96                   121                   84                    92
   Due to MetLife Investors
     USA Insurance Company..............                    2                     3                    1                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   98                   124                   85                    93
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       180,595,781  $        259,294,487  $        83,115,837  $        140,307,146
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       180,595,781  $        259,067,107  $        83,115,837  $        140,307,146
   Net assets from contracts in payout..                   --               227,380                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       180,595,781  $        259,294,487  $        83,115,837  $        140,307,146
                                          ===================  ====================  ===================  ====================


                                           MIST MET/TEMPLETON       MIST METLIFE
                                           INTERNATIONAL BOND    AGGRESSIVE STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        52,286,206   $        659,971,556
   Due from MetLife Investors
     USA Insurance Company..............                   --                     --
                                          --------------------  --------------------
       Total Assets.....................           52,286,206            659,971,556
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   66                     51
   Due to MetLife Investors
     USA Insurance Company..............                    1                      1
                                          --------------------  --------------------
       Total Liabilities................                   67                     52
                                          --------------------  --------------------

NET ASSETS..............................  $        52,286,139   $        659,971,504
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        52,286,139   $        659,913,190
   Net assets from contracts in payout..                   --                 58,314
                                          --------------------  --------------------
       Total Net Assets.................  $        52,286,139   $        659,971,504
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              MIST METLIFE          MIST METLIFE         MIST METLIFE         MIST METLIFE
                                              BALANCED PLUS       BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $      6,454,727,036  $     7,812,083,227  $      1,972,799,230  $     6,767,059,571
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                   13
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................         6,454,727,036        7,812,083,227         1,972,799,230        6,767,059,584
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    58                   49                    92                   66
   Due to MetLife Investors
     USA Insurance Company..............                     2                    1                     2                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    60                   50                    94                   66
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $      6,454,726,976  $     7,812,083,177  $      1,972,799,136  $     6,767,059,518
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      6,454,591,334  $     7,810,608,978  $      1,972,521,631  $     6,766,750,756
   Net assets from contracts in payout..               135,642            1,474,199               277,505              308,762
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $      6,454,726,976  $     7,812,083,177  $      1,972,799,136  $     6,767,059,518
                                          ====================  ===================  ====================  ===================

                                                                                                                   MIST
                                             MIST METLIFE       MIST METLIFE MULTI-   MIST MFS EMERGING        MFS RESEARCH
                                           MODERATE STRATEGY    INDEX TARGETED RISK    MARKETS EQUITY          INTERNATIONAL
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,631,779,081  $        209,957,104  $       456,076,979   $       331,488,553
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................        3,631,779,081           209,957,104          456,076,979           331,488,553
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   72                    51                   85                    89
   Due to MetLife Investors
     USA Insurance Company..............                    1                     1                    2                     3
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   73                    52                   87                    92
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $     3,631,779,008  $        209,957,052  $       456,076,892   $       331,488,461
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,631,343,957  $        209,957,052  $       456,043,852   $       331,401,169
   Net assets from contracts in payout..              435,051                    --               33,040                87,292
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $     3,631,779,008  $        209,957,052  $       456,076,892   $       331,488,461
                                          ===================  ====================  ====================  ===================


                                          MIST MORGAN STANLEY    MIST OPPENHEIMER
                                            MID CAP GROWTH         GLOBAL EQUITY
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       244,579,293  $        78,398,683
   Due from MetLife Investors
     USA Insurance Company..............                   --                    2
                                          -------------------  -------------------
       Total Assets.....................          244,579,293           78,398,685
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   57                  112
   Due to MetLife Investors
     USA Insurance Company..............                    2                   --
                                          -------------------  -------------------
       Total Liabilities................                   59                  112
                                          -------------------  -------------------

NET ASSETS..............................  $       244,579,234  $        78,398,573
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       244,579,234  $        78,398,573
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       244,579,234  $        78,398,573
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                 MIST
                                            PIMCO INFLATION           MIST                 MIST             MIST PIONEER
                                            PROTECTED BOND     PIMCO TOTAL RETURN      PIONEER FUND       STRATEGIC INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       821,456,212  $     1,993,787,047  $       297,755,838  $       919,329,053
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          821,456,212        1,993,787,047          297,755,838          919,329,053
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                   97                  160                  185
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2                    8                   11
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  123                   99                  168                  196
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       821,456,089  $     1,993,786,948  $       297,755,670  $       919,328,857
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       821,327,058  $     1,993,490,223  $       297,747,696  $       919,316,926
   Net assets from contracts in payout..              129,031              296,725                7,974               11,931
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       821,456,089  $     1,993,786,948  $       297,755,670  $       919,328,857
                                          ===================  ===================  ===================  ===================


                                             MIST PYRAMIS         MIST PYRAMIS        MIST SCHRODERS      MIST SSGA GROWTH
                                           GOVERNMENT INCOME      MANAGED RISK      GLOBAL MULTI-ASSET     AND INCOME ETF
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       715,739,667  $        78,417,297  $       435,205,791  $     1,578,178,756
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          715,739,667           78,417,297          435,205,791        1,578,178,756
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  109                   67                  101                   77
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1                    1                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  110                   68                  102                   79
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       715,739,557  $        78,417,229  $       435,205,689  $     1,578,178,677
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       715,457,516  $        78,417,229  $       435,205,689  $     1,578,176,658
   Net assets from contracts in payout..              282,041                   --                   --                2,019
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       715,739,557  $        78,417,229  $       435,205,689  $     1,578,178,677
                                          ===================  ===================  ===================  ===================


                                               MIST SSGA       MIST T. ROWE PRICE
                                              GROWTH ETF         LARGE CAP VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       509,607,946  $       657,944,412
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          509,607,946          657,944,412
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   86                   91
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2
                                          -------------------  -------------------
       Total Liabilities................                   88                   93
                                          -------------------  -------------------

NET ASSETS..............................  $       509,607,858  $       657,944,319
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       509,607,858  $       657,632,896
   Net assets from contracts in payout..                   --              311,423
                                          -------------------  -------------------
       Total Net Assets.................  $       509,607,858  $       657,944,319
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                          MIST T. ROWE PRICE     MIST THIRD AVENUE  MSF BAILLIE GIFFORD      MSF BARCLAYS
                                            MID CAP GROWTH        SMALL CAP VALUE   INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       568,882,803  $       330,702,076  $       303,453,108  $       162,571,949
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          568,882,803          330,702,076          303,453,108          162,571,949
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   55                  112                   57                   98
   Due to MetLife Investors
     USA Insurance Company..............                    1                    2                    4                    2
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   56                  114                   61                  100
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       568,882,747  $       330,701,962  $       303,453,047  $       162,571,849
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       568,794,562  $       330,531,309  $       303,453,047  $       162,571,849
   Net assets from contracts in payout..               88,185              170,653                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       568,882,747  $       330,701,962  $       303,453,047  $       162,571,849
                                          ===================  ===================  ===================  ====================

                                             MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK
                                              BOND INCOME      CAPITAL APPRECIATION    LARGE CAP VALUE        MONEY MARKET
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        57,252,064  $         15,272,530  $         3,792,927  $        461,343,188
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           57,252,064            15,272,530            3,792,927           461,343,188
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  155                   184                   --                   292
   Due to MetLife Investors
     USA Insurance Company..............                    2                     4                    1                     6
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  157                   188                    1                   298
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        57,251,907  $         15,272,342  $         3,792,926  $        461,342,890
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        57,243,808  $         15,272,342  $         3,792,926  $        461,206,268
   Net assets from contracts in payout..                8,099                    --                   --               136,622
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        57,251,907  $         15,272,342  $         3,792,926  $        461,342,890
                                          ===================  ====================  ===================  ====================

                                               MSF DAVIS           MSF FRONTIER
                                             VENTURE VALUE        MID CAP GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       658,561,619  $         83,651,214
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          658,561,619            83,651,214
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  177                    50
   Due to MetLife Investors
     USA Insurance Company..............                    4                     1
                                          -------------------  --------------------
       Total Liabilities................                  181                    51
                                          -------------------  --------------------

NET ASSETS..............................  $       658,561,438  $         83,651,163
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       658,275,863  $         83,628,999
   Net assets from contracts in payout..              285,575                22,164
                                          -------------------  --------------------
       Total Net Assets.................  $       658,561,438  $         83,651,163
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                                   MSF            MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN
                                             JENNISON GROWTH       SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        585,624,287  $        14,610,873  $            226,834  $        285,771,086
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           585,624,287           14,610,873               226,834           285,771,086
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    66                   98                    32                    73
   Due to MetLife Investors
     USA Insurance Company..............                     2                    2                    --                     3
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    68                  100                    32                    76
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        585,624,219  $        14,610,773  $            226,802  $        285,771,010
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        585,280,529  $        14,610,773  $            226,802  $        285,579,066
   Net assets from contracts in payout..               343,690                   --                    --               191,944
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        585,624,219  $        14,610,773  $            226,802  $        285,771,010
                                          ====================  ===================  ====================  ====================

                                           MSF MET/DIMENSIONAL        MSF METLIFE           MSF METLIFE
                                           INTERNATIONAL SMALL       CONSERVATIVE         CONSERVATIVE TO         MSF METLIFE
                                                 COMPANY              ALLOCATION        MODERATE ALLOCATION   MID CAP STOCK INDEX
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         66,162,529   $          7,497,463  $          7,732,407  $       125,884,166
   Due from MetLife Investors
     USA Insurance Company..............                    --                     --                    --                   --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................            66,162,529              7,497,463             7,732,407          125,884,166
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   106                     55                    31                   87
   Due to MetLife Investors
     USA Insurance Company..............                     4                     --                    --                    1
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   110                     55                    31                   88
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         66,162,419   $          7,497,408  $          7,732,376  $       125,884,078
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         66,162,419   $          7,497,408  $          7,732,376  $       125,884,078
   Net assets from contracts in payout..                    --                     --                    --                   --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         66,162,419   $          7,497,408  $          7,732,376  $       125,884,078
                                          =====================  ====================  ====================  ====================

                                                                     MSF METLIFE
                                               MSF METLIFE           MODERATE TO
                                           MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         44,655,438  $         57,260,816
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --
                                          --------------------  ---------------------
        Total Assets....................            44,655,438            57,260,816
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    16                    28
   Due to MetLife Investors
     USA Insurance Company..............                     1                     1
                                          --------------------  ---------------------
        Total Liabilities...............                    17                    29
                                          --------------------  ---------------------

NET ASSETS..............................  $         44,655,421  $         57,260,787
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         44,655,421  $         57,260,787
   Net assets from contracts in payout..                    --                    --
                                          --------------------  ---------------------
        Total Net Assets................  $         44,655,421  $         57,260,787
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              MSF METLIFE               MSF                  MSF               MSF MSCI
                                              STOCK INDEX        MFS TOTAL RETURN         MFS VALUE           EAFE INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       561,274,528  $        46,044,648  $       260,474,139  $       112,197,240
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          561,274,528           46,044,648          260,474,139          112,197,240
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   40                  232                  168                   69
   Due to MetLife Investors
     USA Insurance Company..............                    1                    4                    7                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   41                  236                  175                   71
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       561,274,487  $        46,044,412  $       260,473,964  $       112,197,169
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       561,135,329  $        46,044,412  $       260,467,868  $       112,197,169
   Net assets from contracts in payout..              139,158                   --                6,096                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       561,274,487  $        46,044,412  $       260,473,964  $       112,197,169
                                          ===================  ===================  ===================  ===================


                                              MSF NEUBERGER             MSF          MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                             BERMAN GENESIS     RUSSELL 2000 INDEX   LARGE CAP GROWTH     SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       172,247,595  $       141,070,551  $       151,930,138  $        10,522,855
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          172,247,595          141,070,551          151,930,138           10,522,855
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  133                   91                   66                   42
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  135                   93                   67                   42
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       172,247,460  $       141,070,458  $       151,930,071  $        10,522,813
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       172,210,991  $       141,070,458  $       151,902,711  $        10,522,813
   Net assets from contracts in payout..               36,469                   --               27,360                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       172,247,460  $       141,070,458  $       151,930,071  $        10,522,813
                                          ===================  ===================  ===================  ===================

                                              MSF VAN ECK        MSF WESTERN ASSET
                                            GLOBAL NATURAL          MANAGEMENT
                                               RESOURCES          U.S. GOVERNMENT
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       106,449,545  $       291,870,510
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          106,449,545          291,870,510
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   45                  121
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   46                  122
                                          -------------------  -------------------

NET ASSETS..............................  $       106,449,499  $       291,870,388
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       106,449,499  $       291,855,711
   Net assets from contracts in payout..                   --               14,677
                                          -------------------  -------------------
       Total Net Assets.................  $       106,449,499  $       291,870,388
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                       OPPENHEIMER VA
                                               NEUBERGER          OPPENHEIMER VA      GLOBAL STRATEGIC       OPPENHEIMER VA
                                            BERMAN GENESIS           CORE BOND             INCOME              MAIN STREET
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            10,997  $              8,649  $             4,493  $            104,043
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................               10,997                 8,649                4,493               104,043
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    6                     3                    1                     4
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    6                     3                    1                     4
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $            10,991  $              8,646  $             4,492  $            104,039
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            10,991  $              8,646  $             4,492  $            104,039
   Net assets from contracts in payout..                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $            10,991  $              8,646  $             4,492  $            104,039
                                          ===================  ====================  ===================  ====================


                                             OPPENHEIMER VA        OPPENHEIMER VA        PIONEER VCT           PIONEER VCT
                                            MAIN STREET SMALL           MONEY         DISCIPLINED VALUE     EMERGING MARKETS
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        123,045,425  $             4,008  $         2,003,215  $            721,676
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           123,045,425                4,008            2,003,215               721,676
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    18                    8                   78                    92
   Due to MetLife Investors
     USA Insurance Company..............                    --                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    18                    8                   78                    93
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        123,045,407  $             4,000  $         2,003,137  $            721,583
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        123,045,407  $             4,000  $         2,003,137  $            721,583
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        123,045,407  $             4,000  $         2,003,137  $            721,583
                                          ====================  ===================  ===================  ====================


                                              PIONEER VCT      PIONEER VCT IBBOTSON
                                             EQUITY INCOME       GROWTH ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $           637,916  $         20,842,524
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
        Total Assets....................              637,916            20,842,524
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   41                    55
   Due to MetLife Investors
     USA Insurance Company..............                    1                     1
                                          -------------------  --------------------
        Total Liabilities...............                   42                    56
                                          -------------------  --------------------

NET ASSETS..............................  $           637,874  $         20,842,468
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           637,874  $         20,842,468
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $           637,874  $         20,842,468
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                          PIONEER VCT IBBOTSON        PIONEER VCT           PIONEER VCT          T. ROWE PRICE
                                           MODERATE ALLOCATION       MID CAP VALUE      REAL ESTATE SHARES       GROWTH STOCK
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          30,201,108  $         71,900,108  $            252,718  $          8,339,192
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................             30,201,108            71,900,108               252,718             8,339,192
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     44                    65                    64                    --
   Due to MetLife Investors
     USA Insurance Company..............                      1                     1                     1                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     45                    66                    65                    --
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          30,201,063  $         71,900,042  $            252,653  $          8,339,192
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          30,201,063  $         71,900,042  $            252,653  $          8,339,192
   Net assets from contracts in payout..                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          30,201,063  $         71,900,042  $            252,653  $          8,339,192
                                          =====================  ====================  ====================  ====================


                                               T. ROWE PRICE         T. ROWE PRICE
                                            INTERNATIONAL STOCK      PRIME RESERVE     UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             655,401  $            558,450  $        100,974,984
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --                    --
                                          ---------------------  --------------------  --------------------
        Total Assets....................                655,401               558,450           100,974,984
                                          ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     --                    --                     6
   Due to MetLife Investors
     USA Insurance Company..............                     --                     1                     1
                                          ---------------------  --------------------  --------------------
        Total Liabilities...............                     --                     1                     7
                                          ---------------------  --------------------  --------------------

NET ASSETS..............................  $             655,401  $            558,449  $        100,974,977
                                          =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             655,401  $            558,449  $        100,974,977
   Net assets from contracts in payout..                     --                    --                    --
                                          ---------------------  --------------------  --------------------
        Total Net Assets................  $             655,401  $            558,449  $        100,974,977
                                          =====================  ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                               AMERICAN FUNDS
                                                     ALGER          AMERICAN FUNDS       AMERICAN FUNDS         GLOBAL SMALL
                                               SMALL CAP GROWTH          BOND             GLOBAL GROWTH        CAPITALIZATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         2,659,639  $         3,543,665  $           995,290
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              795,350            1,579,860            3,369,739            1,305,682
      Administrative charges...............                   --              361,049              700,854              239,013
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              795,350            1,940,909            4,070,593            1,544,695
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            (795,350)              718,730            (526,928)            (549,405)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,752,298            1,645,084                   --                   --
      Realized gains (losses) on sale of
        investments........................              715,762              105,489            3,982,592            1,957,425
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            8,468,060            1,750,573            3,982,592            1,957,425
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,688,799          (7,601,790)           65,109,148           25,083,432
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           17,156,859          (5,851,217)           69,091,740           27,040,857
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,361,509  $       (5,132,487)  $        68,564,812  $        26,491,452
                                             ===================  ===================  ===================  ===================


                                                AMERICAN FUNDS      AMERICAN FUNDS            DWS I            FEDERATED HIGH
                                                    GROWTH           GROWTH-INCOME        INTERNATIONAL          INCOME BOND
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         7,336,530  $         4,748,193  $           924,809  $             1,732
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            9,466,721            4,415,548              235,774                  357
      Administrative charges...............            1,886,375              801,868                   --                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,353,096            5,217,416              235,774                  357
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....          (4,016,566)            (469,223)              689,035                1,375
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................           16,990,100            6,900,940            (490,812)                   --
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....           16,990,100            6,900,940            (490,812)                   --
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          182,361,798           89,831,743            2,799,643                  (4)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          199,351,898           96,732,683            2,308,831                  (4)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       195,335,332  $        96,263,460  $         2,997,866  $             1,371
                                             ===================  ===================  ===================  ===================


                                                  FEDERATED           FIDELITY VIP
                                                   KAUFMAN            ASSET MANAGER
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,335,776
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  544            1,168,826
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                  544            1,168,826
                                             -------------------  -------------------
           Net investment income (loss)....                (544)              166,950
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                3,265              207,129
      Realized gains (losses) on sale of
        investments........................                  351              599,116
                                             -------------------  -------------------
           Net realized gains (losses).....                3,616              806,245
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                9,524           10,480,801
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               13,140           11,287,046
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            12,596  $        11,453,996
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                   CONTRAFUND           EQUITY-INCOME      FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          5,646,134  $            139,396  $        19,057,686  $         44,019,083
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             6,566,916                80,957           24,306,286            75,257,193
      Administrative charges................               776,610                    --                   --                    --
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................             7,343,526                80,957           24,306,286            75,257,193
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....           (1,697,392)                58,439          (5,248,600)          (31,238,110)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               159,570               370,347           10,771,735           140,760,703
      Realized gains (losses) on sale of
        investments.........................            11,441,688               (2,721)                   --            30,399,116
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......            11,601,258               367,626           10,771,735           171,159,819
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           130,225,189               916,971          141,257,707           435,136,185
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           141,826,447             1,284,597          152,029,442           606,296,004
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        140,129,055  $          1,343,036  $       146,780,842  $        575,057,894
                                              ====================  ====================  ===================  ====================

                                                  FIDELITY VIP        FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                     GROWTH             INDEX 500              MID CAP            MONEY MARKET
                                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           427,133  $         1,208,234  $          1,103,058  $             19,205
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................            2,006,872              883,110             4,345,498             1,616,530
      Administrative charges................                   --                   --               973,805                    --
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................            2,006,872              883,110             5,319,303             1,616,530
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....          (1,579,739)              325,124           (4,216,245)           (1,597,325)
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              101,698              659,971            52,528,266                    --
      Realized gains (losses) on sale of
        investments.........................            4,010,481            2,197,984             4,049,459                    --
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......            4,112,179            2,857,955            56,577,725                    --
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           41,938,391           14,178,938            61,592,202                    --
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           46,050,570           17,036,893           118,169,927                    --
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        44,470,831  $        17,362,017  $        113,953,682  $        (1,597,325)
                                              ===================  ===================  ====================  ====================

                                                  FIDELITY VIP         FTVIPT FRANKLIN
                                                    OVERSEAS          INCOME SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             73,625  $        17,606,923
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                68,590            3,108,880
      Administrative charges................                    --              695,083
                                              --------------------  -------------------
        Total expenses......................                68,590            3,803,963
                                              --------------------  -------------------
           Net investment income (loss).....                 5,035           13,802,960
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                20,183                   --
      Realized gains (losses) on sale of
        investments.........................               (8,588)              335,927
                                              --------------------  -------------------
           Net realized gains (losses)......                11,595              335,927
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             1,380,290           18,152,582
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,391,885           18,488,509
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,396,920  $        32,291,469
                                              ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 FTVIPT FRANKLIN                                                  FTVIPT TEMPLETON
                                                 SMALL CAP VALUE        FTVIPT MUTUAL       FTVIPT TEMPLETON         GLOBAL BOND
                                                   SECURITIES         SHARES SECURITIES    FOREIGN SECURITIES        SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,424,165  $          3,049,245  $          1,970,839  $         11,451,561
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             1,177,277             1,657,493             1,284,267             2,597,751
      Administrative charges................               270,995               363,180               206,977               601,822
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,448,272             2,020,673             1,491,244             3,199,573
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (24,107)             1,028,572               479,595             8,251,988
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,837,932                    --                    --             2,956,639
      Realized gains (losses) on sale of
        investments.........................             1,498,054             1,531,390               527,295              (64,028)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             3,335,986             1,531,390               527,295             2,892,611
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            28,858,586            31,136,595            14,782,128          (10,624,497)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            32,194,572            32,667,985            15,309,423           (7,731,886)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         32,170,465  $         33,696,557  $         15,789,018  $            520,102
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               AMERICAN FRANCHISE      AMERICAN VALUE          CORE EQUITY        EQUITY AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                610  $            474,488  $              3,195  $          9,000,063
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 2,011               918,743                 3,285             6,577,931
      Administrative charges................                    --               208,813                    --             1,461,723
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 2,011             1,127,556                 3,285             8,039,654
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               (1,401)             (653,068)                  (90)               960,409
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................                 4,184             1,362,452                11,977             2,646,648
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 4,184             1,362,452                11,977             2,646,648
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                44,589            21,986,708                45,509           115,194,853
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                48,773            23,349,160                57,486           117,841,501
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             47,372  $         22,696,092  $             57,396  $        118,801,910
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                               GLOBAL REAL ESTATE     GROWTH AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,116,085  $         4,261,347
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               307,333            3,635,879
      Administrative charges................                69,997              813,892
                                              --------------------  -------------------
        Total expenses......................               377,330            4,449,771
                                              --------------------  -------------------
           Net investment income (loss).....               738,755            (188,424)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            2,944,746
      Realized gains (losses) on sale of
        investments.........................               251,182            3,020,114
                                              --------------------  -------------------
           Net realized gains (losses)......               251,182            5,964,860
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (841,038)           81,951,879
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (589,856)           87,916,739
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            148,899  $        87,728,315
                                              ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                               LMPVET                LMPVET
                                                 INVESCO V.I.          JANUS ASPEN      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH    GLOBAL RESEARCH      AGGRESSIVE GROWTH       ALL CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         2,742,141  $                73   $           671,833   $         1,655,948
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             2,753,046                   52             2,809,619             1,394,363
      Administrative charges...............               625,200                   --               590,305               295,950
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................             3,378,246                   52             3,399,924             1,690,313
                                             --------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....             (636,105)                   21           (2,728,091)              (34,365)
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --            12,904,072             8,706,055
      Realized gains (losses) on sale of
        investments........................             1,305,822                  120             4,957,428             1,486,711
                                             --------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......             1,305,822                  120            17,861,500            10,192,766
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            40,017,340                1,329            71,695,365            20,675,928
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            41,323,162                1,449            89,556,865            30,868,694
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        40,687,057  $             1,470   $        86,828,774   $        30,834,329
                                             ====================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         4,560,501   $         2,745,187   $            23,290    $           103,406
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            4,021,644             1,903,271                70,000                 87,700
      Administrative charges...............              879,646               414,431                11,460                 14,558
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            4,901,290             2,317,702                81,460                102,258
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....            (340,789)               427,485              (58,170)                  1,148
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,586,231                    --               491,394                307,920
      Realized gains (losses) on sale of
        investments........................            1,266,391               646,901               254,029                158,693
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           13,852,622               646,901               745,423                466,613
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           72,638,328            33,452,314               710,461              1,056,824
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           86,490,950            34,099,215             1,455,884              1,523,437
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        86,150,161   $        34,526,700   $         1,397,714    $         1,524,585
                                             ====================  ====================  ====================  ====================

                                                    LMPVET          LMPVET INVESTMENT
                                             CLEARBRIDGE VARIABLE   COUNSEL VARIABLE
                                               SMALL CAP GROWTH     SOCIAL AWARENESS
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            40,622  $             2,393
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,051,901                3,889
      Administrative charges...............               224,160                  717
                                             --------------------  -------------------
        Total expenses.....................             1,276,061                4,606
                                             --------------------  -------------------
          Net investment income (loss).....           (1,235,439)              (2,213)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             7,305,832                   --
      Realized gains (losses) on sale of
        investments........................             1,558,761                8,209
                                             --------------------  -------------------
          Net realized gains (losses)......             8,864,593                8,209
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            24,881,277               39,556
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            33,745,870               47,765
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        32,510,431  $            45,552
                                             ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                    LMPVET                LMPVET               LMPVET            LMPVIT WESTERN
                                              VARIABLE LIFESTYLE    VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                                ALLOCATION 50%        ALLOCATION 70%       ALLOCATION 85%        HIGH YIELD BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $            873,351  $            36,589  $          1,460,852  $         6,179,424
                                             --------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges............................               438,782               35,306               975,746            1,175,968
      Administrative charges...............                98,604                6,498               219,274              249,397
                                             --------------------  -------------------  --------------------  ---------------------
        Total expenses.....................               537,386               41,804             1,195,020            1,425,365
                                             --------------------  -------------------  --------------------  ---------------------
           Net investment income (loss)....               335,965              (5,215)               265,832            4,754,059
                                             --------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................               294,643              164,204             1,739,917               97,460
                                             --------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses).....               294,643              164,204             1,739,917               97,460
                                             --------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................             4,402,903              307,412            17,385,552            (303,455)
                                             --------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             4,697,546              471,616            19,125,469            (205,995)
                                             --------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          5,033,511  $           466,401  $         19,391,301  $         4,548,064
                                             ====================  ===================  ====================  =====================

                                                                                                                     MIST
                                                                                                               ALLIANCEBERNSTEIN
                                                    MFS VIT              MFS VIT                                GLOBAL DYNAMIC
                                                INVESTORS TRUST       NEW DISCOVERY       MFS VIT RESEARCH        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               254  $                 --  $               188  $         39,779,815
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  323                   581                  798            36,599,907
      Administrative charges...............                   --                    --                   --             7,790,779
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................                  323                   581                  798            44,390,686
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....                 (69)                 (581)                (610)           (4,610,871)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   326                  140            66,116,796
      Realized gains (losses) on sale of
        investments........................                  292                 1,680                  993             6,931,021
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....                  292                 2,006                1,133            73,047,817
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                5,877                12,769               14,560           213,779,983
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                6,169                14,775               15,693           286,827,800
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             6,100  $             14,194  $            15,083  $        282,216,929
                                             ===================  ====================  ===================  ====================


                                                MIST AMERICAN         MIST AMERICAN
                                               FUNDS BALANCED         FUNDS GROWTH
                                                 ALLOCATION            ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        45,063,018  $         16,505,934
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................           42,252,390            21,762,771
      Administrative charges...............            8,199,489             4,137,682
                                             -------------------  --------------------
        Total expenses.....................           50,451,879            25,900,453
                                             -------------------  --------------------
           Net investment income (loss)....          (5,388,861)           (9,394,519)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          202,636,315            91,077,385
      Realized gains (losses) on sale of
        investments........................           47,989,589            30,207,659
                                             -------------------  --------------------
           Net realized gains (losses).....          250,625,904           121,285,044
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          260,897,780           233,109,626
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          511,523,684           354,394,670
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       506,134,823  $        345,000,151
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                      MIST AMERICAN          MIST AQR           MIST BLACKROCK
                                                 MIST AMERICAN       FUNDS MODERATE         GLOBAL RISK         GLOBAL TACTICAL
                                                 FUNDS GROWTH          ALLOCATION            BALANCED             STRATEGIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,634,418  $         29,195,296  $        77,169,328  $        71,277,628
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,671,883            22,758,412           43,469,807           61,766,852
      Administrative charges...............            1,480,530             4,420,275            9,245,161           13,128,334
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            9,152,413            27,178,687           52,714,968           74,895,186
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....          (6,517,995)             2,016,609           24,454,360          (3,617,558)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           29,294,729            96,296,087          143,800,114          115,215,891
      Realized gains (losses) on sale of
        investments........................           26,472,567            23,672,085         (12,389,834)           18,039,686
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......           55,767,296           119,968,172          131,410,280          133,255,577
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           96,031,643            74,888,275        (347,099,092)          311,060,284
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          151,798,939           194,856,447        (215,688,812)          444,315,861
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       145,280,944  $        196,873,056  $     (191,234,452)  $       440,698,303
                                             ===================  ====================  ===================  ===================


                                               MIST BLACKROCK        MIST BLACKROCK        MIST CLARION        MIST CLEARBRIDGE
                                                 HIGH YIELD          LARGE CAP CORE     GLOBAL REAL ESTATE   AGGRESSIVE GROWTH II
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        18,834,222  $           200,349  $         12,947,679   $           651,867
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,567,603              231,165             2,622,102             1,400,541
      Administrative charges...............              670,423               38,903               472,278               257,443
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................            4,238,026              270,068             3,094,380             1,657,984
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....           14,596,196             (69,719)             9,853,299           (1,006,117)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,625,640                   --                    --                    --
      Realized gains (losses) on sale of
        investments........................            2,016,699              843,040              (92,999)             5,873,060
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......            9,642,339              843,040              (92,999)             5,873,060
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,631,091)            3,552,916           (6,455,197)            19,911,595
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,011,248            4,395,956           (6,548,196)            25,784,655
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        19,607,444  $         4,326,237  $          3,305,103   $        24,778,538
                                             ===================  ===================  ====================  ====================


                                               MIST CLEARBRIDGE    MIST GOLDMAN SACHS
                                               AGGRESSIVE GROWTH      MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           804,033  $          1,444,830
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            4,918,827             2,210,823
      Administrative charges...............              924,636               407,162
                                             -------------------  --------------------
        Total expenses.....................            5,843,463             2,617,985
                                             -------------------  --------------------
          Net investment income (loss).....          (5,039,430)           (1,173,155)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             5,739,462
      Realized gains (losses) on sale of
        investments........................           11,473,473             6,273,913
                                             -------------------  --------------------
          Net realized gains (losses)......           11,473,473            12,013,375
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          123,052,679            31,704,368
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          134,526,152            43,717,743
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       129,486,722  $         42,544,588
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                    MIST             MIST INVESCO
                                               HARRIS OAKMARK        BALANCED-RISK        MIST INVESCO         MIST INVESCO
                                                INTERNATIONAL         ALLOCATION            COMSTOCK           MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        14,919,166  $                --  $        4,115,774  $         1,107,426
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            8,192,161            9,997,790           4,825,998            2,046,225
      Administrative charges...............            1,525,990            2,160,902             964,548              375,754
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            9,718,151           12,158,692           5,790,546            2,421,979
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            5,201,015         (12,158,692)         (1,674,772)          (1,314,553)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            8,370,113                  --                   --
      Realized gains (losses) on sale of
        investments........................           11,702,177            1,706,902           9,703,108            7,722,920
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           11,702,177           10,077,015           9,703,108            7,722,920
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          134,182,838            4,078,692         101,696,056           30,620,411
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          145,885,015           14,155,707         111,399,164           38,343,331
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       151,086,030  $         1,997,015  $      109,724,392  $        37,028,778
                                             ===================  ===================  ==================  ===================

                                                                                          MIST JPMORGAN
                                                MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH         CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           622,860  $          920,373  $           402,891  $           180,697
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,613,388           4,330,629            6,013,719              395,814
      Administrative charges...............              684,045             828,654            1,323,733               65,410
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            4,297,433           5,159,283            7,337,452              461,224
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....          (3,674,573)         (4,238,910)          (6,934,561)            (280,527)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           15,858,644           1,446,300            2,377,058                   --
      Realized gains (losses) on sale of
        investments........................            8,726,778          23,440,529               52,966            1,241,336
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           24,585,422          24,886,829            2,430,024            1,241,336
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           67,501,884        (36,171,178)           53,369,009            6,048,540
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           92,087,306        (11,284,349)           55,799,033            7,289,876
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        88,412,733  $     (15,523,259)  $        48,864,472  $         7,009,349
                                             ===================  ==================  ===================  ===================


                                             MIST LOOMIS SAYLES    MIST LORD ABBETT
                                               GLOBAL MARKETS       BOND DEBENTURE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         4,375,048  $       17,189,255
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,402,291           3,595,505
      Administrative charges...............              452,881             629,148
                                             -------------------  ------------------
        Total expenses.....................            2,855,172           4,224,653
                                             -------------------  ------------------
          Net investment income (loss).....            1,519,876          12,964,602
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................            5,872,725           4,166,635
                                             -------------------  ------------------
          Net realized gains (losses)......            5,872,725           4,166,635
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           18,236,473         (1,363,498)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           24,109,198           2,803,137
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        25,629,074  $       15,767,739
                                             ===================  ==================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                     MIST           MIST MET/FRANKLIN
                                                MET/EATON VANCE       LOW DURATION     MIST MET/TEMPLETON      MIST METLIFE
                                                 FLOATING RATE        TOTAL RETURN     INTERNATIONAL BOND   AGGRESSIVE STRATEGY
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,232,948  $           893,838  $         1,133,225  $         4,474,444
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              900,105            1,094,957              716,202            8,137,841
      Administrative charges...............              164,980              208,094              140,116            1,499,478
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,065,085            1,303,051              856,318            9,637,319
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,167,863            (409,213)              276,907          (5,162,875)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              265,827                   --              255,578                   --
      Realized gains (losses) on sale of
        investments........................              105,627               31,429            (156,759)            8,803,988
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              371,454               31,429               98,819            8,803,988
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (202,111)              351,282            (752,953)          141,558,132
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              169,343              382,711            (654,134)          150,362,120
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,337,206  $          (26,502)  $         (377,227)  $       145,199,245
                                             ===================  ===================  ===================  ===================


                                                MIST METLIFE          MIST METLIFE         MIST METLIFE         MIST METLIFE
                                                BALANCED PLUS       BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        65,671,911  $       149,909,646  $        65,562,565  $         84,984,230
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................           64,042,950           99,177,562           28,901,690            82,512,768
      Administrative charges...............           13,798,627           18,629,342            5,413,398            15,126,933
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................           77,841,577          117,806,904           34,315,088            97,639,701
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....         (12,169,666)           32,102,742           31,247,477          (12,655,471)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          106,085,395                   --           53,092,452                    --
      Realized gains (losses) on sale of
        investments........................            3,300,639           83,827,637           61,751,261            48,996,687
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......          109,386,034           83,827,637          114,843,713            48,996,687
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          560,925,735        1,085,370,764            8,150,548         1,250,387,461
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          670,311,769        1,169,198,401          122,994,261         1,299,384,148
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       658,142,103  $     1,201,301,143  $       154,241,738  $      1,286,728,677
                                             ===================  ===================  ===================  ====================

                                                                      MIST METLIFE
                                                MIST METLIFE           MULTI-INDEX
                                              MODERATE STRATEGY       TARGETED RISK
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        84,759,182  $           471,631
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................           47,260,820              956,800
      Administrative charges...............            8,890,601              213,949
                                             -------------------  -------------------
        Total expenses.....................           56,151,421            1,170,749
                                             -------------------  -------------------
          Net investment income (loss).....           28,607,761            (699,118)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,497,219            3,615,891
      Realized gains (losses) on sale of
        investments........................           54,428,069                1,196
                                             -------------------  -------------------
          Net realized gains (losses)......           60,925,288            3,617,087
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          327,287,238            7,257,662
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          388,212,526           10,874,749
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       416,820,287  $        10,175,631
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                          MIST
                                              MIST MFS EMERGING       MFS RESEARCH     MIST MORGAN STANLEY   MIST OPPENHEIMER
                                               MARKETS EQUITY         INTERNATIONAL      MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        4,811,505   $         8,275,334  $         1,254,825  $          190,049
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................           5,795,261             4,320,197            2,442,024             579,669
      Administrative charges...............           1,119,941               773,166              509,321             133,512
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................           6,915,202             5,093,363            2,951,345             713,181
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....         (2,103,697)             3,181,971          (1,696,520)           (523,132)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                    --                   --                  --
      Realized gains (losses) on sale of
        investments........................           1,835,792               522,322            2,455,142             471,553
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           1,835,792               522,322            2,455,142             471,553
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (28,154,915)            47,772,611           64,718,433          11,622,690
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (26,319,123)            48,294,933           67,173,575          12,094,243
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (28,422,820)   $        51,476,904  $        65,477,055  $       11,571,111
                                             ===================  ===================  ===================  ==================

                                                    MIST
                                               PIMCO INFLATION        MIST PIMCO             MIST              MIST PIONEER
                                               PROTECTED BOND        TOTAL RETURN        PIONEER FUND        STRATEGIC INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       20,321,139  $        90,299,548  $         8,345,878  $        42,197,941
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................          12,353,026           27,924,331            3,001,470            9,905,068
      Administrative charges...............           2,311,558            5,148,777              661,711            2,187,565
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................          14,664,584           33,073,108            3,663,181           12,092,633
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           5,656,555           57,226,440            4,682,697           30,105,308
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          54,275,448           41,946,555                   --            2,413,486
      Realized gains (losses) on sale of
        investments........................         (9,555,213)              338,113            4,614,621              934,646
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          44,720,235           42,284,668            4,614,621            3,348,132
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................       (156,230,192)        (175,186,613)           61,555,660         (32,752,219)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................       (111,509,957)        (132,901,945)           66,170,281         (29,404,087)
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $    (105,853,402)  $      (75,675,505)  $        70,852,978  $           701,221
                                             ==================  ===================  ===================  ===================


                                                MIST PYRAMIS         MIST PYRAMIS
                                              GOVERNMENT INCOME      MANAGED RISK
                                                 SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        13,071,961  $          598,784
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................            9,769,937             286,383
      Administrative charges...............            2,114,851              60,668
                                             -------------------  ------------------
        Total expenses.....................           11,884,788             347,051
                                             -------------------  ------------------
          Net investment income (loss).....            1,187,173             251,733
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,128,079           1,341,853
      Realized gains (losses) on sale of
        investments........................          (5,369,602)            (10,897)
                                             -------------------  ------------------
          Net realized gains (losses)......            2,758,477           1,330,956
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (56,847,411)           1,889,489
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (54,088,934)           3,220,445
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (52,901,761)  $        3,472,178
                                             ===================  ==================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MIST SCHRODERS       MIST SSGA GROWTH         MIST SSGA        MIST T. ROWE PRICE
                                              GLOBAL MULTI-ASSET      AND INCOME ETF         GROWTH ETF          LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             27,512  $        38,910,462  $         10,135,199  $         9,703,207
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................             3,965,836           19,625,254             6,213,087            8,330,375
      Administrative charges...............               856,921            3,878,354             1,204,388            1,098,308
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             4,822,757           23,503,608             7,417,475            9,428,683
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (4,795,245)           15,406,854             2,717,724              274,524
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,183,030           36,548,485            17,541,690                   --
      Realized gains (losses) on sale of
        investments........................               896,710           20,251,017             7,845,129           12,380,070
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             2,079,740           56,799,502            25,386,819           12,380,070
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            31,029,531           92,923,301            44,458,197          154,938,541
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            33,109,271          149,722,803            69,845,016          167,318,611
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         28,314,026  $       165,129,657  $         72,562,740  $       167,593,135
                                             ====================  ===================  ====================  ===================

                                              MIST T. ROWE PRICE    MIST THIRD AVENUE    MSF BAILLIE GIFFORD      MSF BARCLAYS
                                                MID CAP GROWTH       SMALL CAP VALUE     INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,085,760  $          3,116,142  $            35,486   $          5,044,056
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            6,995,212             4,315,721            2,684,850              1,989,879
      Administrative charges...............            1,307,457               772,929              516,484                370,173
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................            8,302,669             5,088,650            3,201,334              2,360,052
                                             -------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....          (7,216,909)           (1,972,508)          (3,165,848)              2,684,004
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           27,440,112                    --                   --                     --
      Realized gains (losses) on sale of
        investments........................           16,686,809            14,422,998            1,385,436              (145,067)
                                             -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....           44,126,921            14,422,998            1,385,436              (145,067)
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          116,792,789            71,078,415           31,198,214            (8,883,122)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          160,919,710            85,501,413           32,583,650            (9,028,189)
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       153,702,801  $         83,528,905  $        29,417,802   $        (6,344,185)
                                             ===================  ====================  ====================  ====================

                                                 MSF BLACKROCK        MSF BLACKROCK
                                                  BOND INCOME     CAPITAL APPRECIATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,225,070  $            106,239
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              836,982               189,165
      Administrative charges...............              131,860                29,512
                                             -------------------  --------------------
        Total expenses.....................              968,842               218,677
                                             -------------------  --------------------
           Net investment income (loss)....            1,256,228             (112,438)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,413,627                    --
      Realized gains (losses) on sale of
        investments........................              102,228               691,188
                                             -------------------  --------------------
           Net realized gains (losses).....            1,515,855               691,188
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,322,733)             3,229,055
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,806,878)             3,920,243
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,550,650)  $          3,807,805
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                 MSF BLACKROCK       MSF BLACKROCK           MSF DAVIS          MSF FRONTIER
                                                LARGE CAP VALUE      MONEY MARKET          VENTURE VALUE       MID CAP GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            47,745  $                --  $         7,934,120  $                 --
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               45,976            6,753,002            8,428,727               758,287
      Administrative charges...............                   --            1,259,595            1,529,806               139,504
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               45,976            8,012,597            9,958,533               897,791
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                1,769          (8,012,597)          (2,024,413)             (897,791)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              184,594                   --           10,467,525                    --
      Realized gains (losses) on sale of
        investments........................               11,833                   --           30,055,792             1,222,819
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              196,427                   --           40,523,317             1,222,819
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              706,190                   --          130,538,788            14,503,587
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              902,617                   --          171,062,105            15,726,406
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           904,386  $       (8,012,597)  $       169,037,692  $         14,828,615
                                             ===================  ===================  ===================  ====================


                                                      MSF          MSF LOOMIS SAYLES     MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                                JENNISON GROWTH     SMALL CAP CORE       SMALL CAP GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,077,074  $            30,285  $                --  $          1,930,028
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,117,305              197,320                1,128             3,423,728
      Administrative charges...............            1,294,771               33,017                  283               587,956
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            8,412,076              230,337                1,411             4,011,684
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....          (7,335,002)            (200,052)              (1,411)           (2,081,656)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,112,106            1,002,384                   --                    --
      Realized gains (losses) on sale of
        investments........................           15,187,756              980,613               10,812             2,704,503
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           20,299,862            1,982,997               10,812             2,704,503
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          145,943,839            2,464,698               37,804            71,939,639
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          166,243,701            4,447,695               48,616            74,644,142
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       158,908,699  $         4,247,643  $            47,205  $         72,562,486
                                             ===================  ===================  ===================  ====================

                                             MSF MET/DIMENSIONAL       MSF METLIFE
                                             INTERNATIONAL SMALL      CONSERVATIVE
                                                   COMPANY             ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,008,312  $           279,202
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              786,753              132,606
      Administrative charges...............              146,029               22,998
                                             -------------------  -------------------
        Total expenses.....................              932,782              155,604
                                             -------------------  -------------------
           Net investment income (loss)....               75,530              123,598
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,576,427               45,703
      Realized gains (losses) on sale of
        investments........................              477,444              278,592
                                             -------------------  -------------------
           Net realized gains (losses).....            2,053,871              324,295
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,472,763            (227,599)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,526,634               96,696
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,602,164  $           220,294
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  MSF METLIFE                                                      MSF METLIFE
                                                CONSERVATIVE TO        MSF METLIFE           MSF METLIFE           MODERATE TO
                                              MODERATE ALLOCATION  MID CAP STOCK INDEX   MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $            192,977  $         1,146,951  $            854,751   $           798,260
                                             --------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges............................               113,772            1,500,758               636,285               809,065
      Administrative charges...............                19,027              212,206               107,040               136,956
                                             --------------------  -------------------  --------------------  ---------------------
        Total expenses.....................               132,799            1,712,964               743,325               946,021
                                             --------------------  -------------------  --------------------  ---------------------
           Net investment income (loss)....                60,178            (566,013)               111,426             (147,761)
                                             --------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                79,641            3,264,955               348,738                    --
      Realized gains (losses) on sale of
        investments........................               126,022            3,699,798               670,193               927,158
                                             --------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses).....               205,663            6,964,753             1,018,931               927,158
                                             --------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................               395,866           23,599,476             5,244,250            10,180,246
                                             --------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               601,529           30,564,229             6,263,181            11,107,404
                                             --------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            661,707  $        29,998,216  $          6,374,607   $        10,959,643
                                             ====================  ===================  ====================  =====================


                                                  MSF METLIFE              MSF                  MSF                MSF MSCI
                                                  STOCK INDEX       MFS TOTAL RETURN         MFS VALUE            EAFE INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         8,570,152  $            938,479  $         1,008,807  $          2,867,071
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,336,639               565,222            2,492,653             1,277,623
      Administrative charges...............            1,106,897                75,767              436,300               200,820
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            8,443,536               640,989            2,928,953             1,478,443
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              126,616               297,490          (1,920,146)             1,388,628
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,693,711                    --            1,722,437                    --
      Realized gains (losses) on sale of
        investments........................           15,797,044               439,651            3,468,253             1,008,944
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           23,490,755               439,651            5,190,690             1,008,944
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          106,939,595             5,520,960           43,048,658            15,456,919
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          130,430,350             5,960,611           48,239,348            16,465,863
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       130,556,966  $          6,258,101  $        46,319,202  $         17,854,491
                                             ===================  ====================  ===================  ====================


                                                MSF NEUBERGER              MSF
                                               BERMAN GENESIS      RUSSELL 2000 INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           108,234  $         1,470,662
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,557,555            1,497,893
      Administrative charges...............              252,687              252,496
                                             -------------------  -------------------
        Total expenses.....................            1,810,242            1,750,389
                                             -------------------  -------------------
           Net investment income (loss)....          (1,702,008)            (279,727)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            2,307,614            2,980,519
                                             -------------------  -------------------
           Net realized gains (losses).....            2,307,614            2,980,519
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           36,584,374           32,072,788
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           38,891,988           35,053,307
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        37,189,980  $        34,773,580
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                             MSF VAN ECK       MSF WESTERN ASSET
                                               MSF T. ROWE PRICE    MSF T. ROWE PRICE      GLOBAL NATURAL         MANAGEMENT
                                               LARGE CAP GROWTH     SMALL CAP GROWTH          RESOURCES         U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              1,258  $            19,657  $           747,749  $          5,946,946
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,153,862              125,872            1,458,759             3,638,967
      Administrative charges...............               208,703               12,195              281,714               760,986
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,362,565              138,067            1,740,473             4,399,953
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....           (1,361,307)            (118,410)            (992,724)             1,546,993
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              476,803                   --                    --
      Realized gains (losses) on sale of
        investments........................             1,274,164              713,962          (2,668,683)                12,769
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,274,164            1,190,765          (2,668,683)                12,769
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            29,734,972            2,047,671           13,797,608           (8,825,000)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            31,009,136            3,238,436           11,128,925           (8,812,231)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         29,647,829  $         3,120,026  $        10,136,201  $        (7,265,238)
                                             ====================  ===================  ===================  ====================

                                                                                           OPPENHEIMER VA
                                                   NEUBERGER         OPPENHEIMER VA       GLOBAL STRATEGIC      OPPENHEIMER VA
                                                BERMAN GENESIS          CORE BOND              INCOME             MAIN STREET
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 30  $               459  $                226  $             1,023
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                    83                  124                    62                1,303
      Administrative charges...............                    --                   --                    --                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                    83                  124                    62                1,303
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                  (53)                  335                   164                (280)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   714                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................                    35                (126)                     8                1,403
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                   749                (126)                     8                1,403
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                 2,197                (342)                 (240)               23,373
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 2,946                (468)                 (232)               24,776
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              2,893  $             (133)  $               (68)  $            24,496
                                             ====================  ===================  ====================  ===================

                                                OPPENHEIMER VA
                                                  MAIN STREET        OPPENHEIMER VA
                                                   SMALL CAP              MONEY
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           782,829  $                  1
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,229,635                   103
      Administrative charges...............              278,491                    --
                                             -------------------  --------------------
        Total expenses.....................            1,508,126                   103
                                             -------------------  --------------------
           Net investment income (loss)....            (725,297)                 (102)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,350,984                    --
      Realized gains (losses) on sale of
        investments........................            4,979,504                    --
                                             -------------------  --------------------
           Net realized gains (losses).....            6,330,488                    --
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           30,298,071                    --
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           36,628,559                    --
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        35,903,262  $              (102)
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                   PIONEER VCT           PIONEER VCT           PIONEER VCT
                                                DISCIPLINED VALUE     EMERGING MARKETS        EQUITY INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             33,900  $              6,728  $             13,722
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                26,992                 9,857                 8,766
      Administrative charges................                 5,310                 1,825                 1,488
                                              --------------------  --------------------  --------------------
        Total expenses......................                32,302                11,682                10,254
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,598               (4,954)                 3,468
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                92,595                    --                    --
      Realized gains (losses) on sale of
        investments.........................               192,052                 (140)                17,885
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               284,647                 (140)                17,885
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               226,657              (21,981)               119,241
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               511,304              (22,121)               137,126
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            512,902  $           (27,075)  $            140,594
                                              ====================  ====================  ====================

                                              PIONEER VCT IBBOTSON   PIONEER VCT IBBOTSON       PIONEER VCT
                                                GROWTH ALLOCATION     MODERATE ALLOCATION      MID CAP VALUE
                                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            347,071   $            683,149  $            485,690
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               275,205                380,909               744,843
      Administrative charges................                49,137                 73,997               163,063
                                              ---------------------  --------------------  --------------------
        Total expenses......................               324,342                454,906               907,906
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....                22,729                228,243             (422,216)
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                     --                    --
      Realized gains (losses) on sale of
        investments.........................               774,226                856,488               856,609
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......               774,226                856,488               856,609
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             2,367,042              2,920,605            16,961,029
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             3,141,268              3,777,093            17,817,638
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          3,163,997   $          4,005,336  $         17,395,422
                                              =====================  ====================  ====================

                                                   PIONEER VCT          T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                               REAL ESTATE SHARES       GROWTH STOCK       INTERNATIONAL STOCK      PRIME RESERVE
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              5,332  $              3,193  $              6,278  $                 90
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 3,363                64,013                 5,775                 6,429
      Administrative charges................                   610                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 3,973                64,013                 5,775                 6,429
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,359              (60,820)                   503               (6,339)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                11,293                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................                 6,764               357,589                10,324                    --
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                18,057               357,589                10,324                    --
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (19,131)             2,047,793                71,247                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               (1,074)             2,405,382                81,571                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                285  $          2,344,562  $             82,074  $            (6,339)
                                              ====================  ====================  ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                                UIF U.S. REAL ESTATE
                                                                                                                     SUB-ACCOUNT
                                                                                                                --------------------
INVESTMENT INCOME:
      Dividends..............................................................................................   $          1,095,338
                                                                                                                --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................................................................................              1,166,803
      Administrative charges.................................................................................                251,502
                                                                                                                --------------------
         Total expenses......................................................................................              1,418,305
                                                                                                                --------------------
           Net investment income (loss)......................................................................              (322,967)
                                                                                                                --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................................................................                     --
      Realized gains (losses) on sale of
         investments.........................................................................................               (34,211)
                                                                                                                --------------------
           Net realized gains (losses).......................................................................               (34,211)
                                                                                                                --------------------
      Change in unrealized gains (losses)
         on investments......................................................................................                392,749
                                                                                                                --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................................................................................                358,538
                                                                                                                --------------------
      Net increase (decrease) in net assets
         resulting from operations...........................................................................   $             35,571
                                                                                                                ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                         ALGER SMALL CAP GROWTH                 AMERICAN FUNDS BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (795,350)  $      (722,308)  $        718,730  $      1,653,836
   Net realized gains (losses)....         8,468,060        11,906,761         1,750,573           253,909
   Change in unrealized gains
     (losses) on investments......         8,688,799       (5,650,965)       (7,601,790)         2,948,249
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        16,361,509         5,533,488       (5,132,487)         4,855,994
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,617,076         1,749,806        11,875,043        21,553,499
   Net transfers (including fixed
     account).....................       (2,035,008)       (2,146,454)        11,294,017         6,190,229
   Contract charges...............           (8,421)           (8,644)       (1,263,411)       (1,049,405)
   Transfers for contract benefits
     and terminations.............       (4,789,042)       (4,042,118)       (9,827,827)       (9,034,568)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,215,395)       (4,447,410)        12,077,822        17,659,755
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,146,114         1,086,078         6,945,335        22,515,749
NET ASSETS:
   Beginning of year..............        52,626,085        51,540,007       139,213,016       116,697,267
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     63,772,199  $     52,626,085  $    146,158,351  $    139,213,016
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (526,928)  $    (1,236,453)  $      (549,405)  $        (8,448)
   Net realized gains (losses)....          3,982,592           425,004         1,957,425         (334,212)
   Change in unrealized gains
     (losses) on investments......         65,109,148        43,480,973        25,083,432        13,744,703
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         68,564,812        42,669,524        26,491,452        13,402,043
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         23,766,765        31,342,210        10,382,354        12,386,247
   Net transfers (including fixed
     account).....................        (8,540,368)       (1,972,607)       (3,851,967)         1,926,520
   Contract charges...............        (2,337,645)       (1,839,723)         (874,487)         (658,312)
   Transfers for contract benefits
     and terminations.............       (17,922,689)      (19,364,261)       (6,349,695)       (5,472,040)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (5,033,937)         8,165,619         (693,795)         8,182,415
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         63,530,875        50,835,143        25,797,657        21,584,458
NET ASSETS:
   Beginning of year..............        251,295,328       200,460,185        98,386,346        76,801,888
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    314,826,203  $    251,295,328  $    124,184,003  $     98,386,346
                                     ================  ================  ================  ================


                                           AMERICAN FUNDS GROWTH          AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,016,566)  $    (4,250,325)  $      (469,223)  $        406,074
   Net realized gains (losses)....        16,990,100         1,880,290         6,900,940           800,760
   Change in unrealized gains
     (losses) on investments......       182,361,798        97,631,196        89,831,743        41,809,198
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       195,335,332        95,261,161        96,263,460        43,016,032
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        48,884,879        88,690,008        21,737,754        34,344,085
   Net transfers (including fixed
     account).....................      (28,227,693)      (11,631,864)      (13,953,890)       (9,765,377)
   Contract charges...............       (6,793,715)       (5,467,039)       (2,765,946)       (2,277,742)
   Transfers for contract benefits
     and terminations.............      (49,304,587)      (47,623,908)      (25,784,839)      (24,882,456)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (35,441,116)        23,967,197      (20,766,921)       (2,581,490)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       159,894,216       119,228,358        75,496,539        40,434,542
NET ASSETS:
   Beginning of year..............       696,665,988       577,437,630       312,823,451       272,388,909
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    856,560,204  $    696,665,988  $    388,319,990  $    312,823,451
                                    ================  ================  ================  ================


                                            DWS I INTERNATIONAL
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        689,035  $        135,664
   Net realized gains (losses)....          (490,812)         (950,927)
   Change in unrealized gains
     (losses) on investments......          2,799,643         3,633,463
                                     ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,997,866         2,818,200
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            653,441           815,123
   Net transfers (including fixed
     account).....................          (612,834)         (890,959)
   Contract charges...............            (1,860)           (2,073)
   Transfers for contract benefits
     and terminations.............        (1,377,035)       (1,466,360)
                                     ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,338,288)       (1,544,269)
                                     ----------------  ----------------
     Net increase (decrease)
       in net assets..............          1,659,578         1,273,931
NET ASSETS:
   Beginning of year..............         16,933,216        15,659,285
                                     ----------------  ----------------
   End of year....................   $     18,592,794  $     16,933,216
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         FEDERATED HIGH INCOME BOND               FEDERATED KAUFMAN
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          1,375  $          2,033  $          (544)  $           (620)
   Net realized gains (losses).....                --             (596)             3,616              3,375
   Change in unrealized gains
     (losses) on investments.......               (4)             1,882             9,524              5,499
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             1,371             3,319            12,596              8,254
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --                --                 --
   Net transfers (including fixed
     account)......................                --                --                --                 --
   Contract charges................                --                --                --                 --
   Transfers for contract benefits
     and terminations..............             (113)           (8,983)           (1,113)           (33,284)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             (113)           (8,983)           (1,113)           (33,284)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             1,258           (5,664)            11,483           (25,030)
NET ASSETS:
   Beginning of year...............            24,908            30,572            33,424             58,454
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $         26,166  $         24,908  $         44,907  $          33,424
                                     ================  ================  ================  =================

                                         FIDELITY VIP ASSET MANAGER             FIDELITY VIP CONTRAFUND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        166,950  $         116,307  $    (1,697,392)  $         (6,154)
   Net realized gains (losses).....           806,245            304,655        11,601,258          2,083,421
   Change in unrealized gains
     (losses) on investments.......        10,480,801          8,735,876       130,225,189         56,443,738
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        11,453,996          9,156,838       140,129,055         58,521,005
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         1,646,197          2,107,703        46,614,319         63,383,760
   Net transfers (including fixed
     account)......................       (2,338,518)        (3,535,616)       (6,126,568)        (8,285,062)
   Contract charges................          (12,381)           (13,367)       (2,923,183)        (2,022,747)
   Transfers for contract benefits
     and terminations..............       (8,115,163)        (9,146,543)      (36,834,423)       (29,010,195)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (8,819,865)       (10,587,823)           730,145         24,065,756
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,634,131        (1,430,985)       140,859,200         82,586,761
NET ASSETS:
   Beginning of year...............        85,640,352         87,071,337       471,113,726        388,526,965
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     88,274,483  $      85,640,352  $    611,972,926  $     471,113,726
                                     ================  =================  ================  =================

                                         FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013             2012 (a)
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         58,439  $          88,287  $    (5,248,600)  $       3,619,602
   Net realized gains (losses).....           367,626            240,155        10,771,735          1,127,805
   Change in unrealized gains
     (losses) on investments.......           916,971            493,771       141,257,707          (985,620)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,343,036            822,213       146,780,842          3,761,787
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            24,011             21,089                --            381,250
   Net transfers (including fixed
     account)......................          (72,869)          (148,657)     1,474,414,428        440,849,283
   Contract charges................                --                 --                --                 --
   Transfers for contract benefits
     and terminations..............         (862,819)          (661,322)      (31,224,567)        (1,169,235)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (911,677)          (788,890)     1,443,189,861        440,061,298
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           431,359             33,323     1,589,970,703        443,823,085
NET ASSETS:
   Beginning of year...............         5,523,241          5,489,918       443,823,085                 --
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      5,954,600  $       5,523,241  $  2,033,793,788  $     443,823,085
                                     ================  =================  ================  =================

                                        FIDELITY VIP FUNDSMANAGER 60%
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (31,238,110)  $   (14,844,402)
   Net realized gains (losses).....       171,159,819        16,912,548
   Change in unrealized gains
     (losses) on investments.......       435,136,185       273,609,789
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       575,057,894       275,677,935
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,496,546           660,878
   Net transfers (including fixed
     account)......................                --       846,845,524
   Contract charges................                --                --
   Transfers for contract benefits
     and terminations..............     (145,663,704)     (118,152,514)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (140,167,158)       729,353,888
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       434,890,736     1,005,031,823
NET ASSETS:
   Beginning of year...............     3,596,633,088     2,591,601,265
                                     ----------------  ----------------
   End of year.....................  $  4,031,523,824  $  3,596,633,088
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                             FIDELITY VIP GROWTH                 FIDELITY VIP INDEX 500
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2013               2012               2013               2012
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,579,739)  $     (1,080,859)  $         325,124  $        419,770
   Net realized gains (losses).....          4,112,179          1,666,126          2,857,955         1,679,198
   Change in unrealized gains
     (losses) on investments.......         41,938,391         16,522,108         14,178,938         6,239,811
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         44,470,831         17,107,375         17,362,017         8,338,779
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,349,924          4,112,950                 --                --
   Net transfers (including fixed
     account)......................        (5,049,310)        (4,169,183)        (2,603,865)       (1,951,671)
   Contract charges................           (22,025)           (23,334)           (23,942)          (24,093)
   Transfers for contract benefits
     and terminations..............       (13,580,293)       (12,203,205)        (6,041,583)       (5,440,312)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (15,301,704)       (12,282,772)        (8,669,390)       (7,416,076)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         29,169,127          4,824,603          8,692,627           922,703
NET ASSETS:
   Beginning of year...............        136,799,312        131,974,709         60,984,620        60,061,917
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $     165,968,439  $     136,799,312  $      69,677,247  $     60,984,620
                                     =================  =================  =================  ================


                                            FIDELITY VIP MID CAP                 FIDELITY VIP MONEY MARKET
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                     -----------------------------------  --------------------------------------
                                           2013               2012               2013                2012
                                     ----------------  -----------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (4,216,245)  $     (2,734,101)   $     (1,597,325)   $     (1,393,275)
   Net realized gains (losses).....        56,577,725         26,034,787                  --                  --
   Change in unrealized gains
     (losses) on investments.......        61,592,202          9,833,446                  --                  --
                                     ----------------  -----------------  ------------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations............       113,953,682         33,134,132         (1,597,325)         (1,393,275)
                                     ----------------  -----------------  ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        45,946,288         64,821,528       1,482,045,626       1,295,167,554
   Net transfers (including fixed
     account)......................      (13,593,184)          8,880,545     (1,474,484,969)     (1,289,660,954)
   Contract charges................       (3,645,078)        (2,508,522)             (3,153)             (3,912)
   Transfers for contract benefits
     and terminations..............      (20,912,658)       (17,196,292)         (3,464,232)         (3,518,646)
                                     ----------------  -----------------  ------------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         7,795,368         53,997,259           4,093,272           1,984,042
                                     ----------------  -----------------  ------------------  ------------------
     Net increase (decrease)
        in net assets..............       121,749,050         87,131,391           2,495,947             590,767
NET ASSETS:
   Beginning of year...............       324,832,892        237,701,501          73,659,399          73,068,632
                                     ----------------  -----------------  ------------------  ------------------
   End of year.....................  $    446,581,942  $     324,832,892   $      76,155,346   $      73,659,399
                                     ================  =================  ==================  ==================


                                            FIDELITY VIP OVERSEAS          FTVIPT FRANKLIN INCOME SECURITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012               2013               2012
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          5,035  $         35,712  $      13,802,960  $      11,781,681
   Net realized gains (losses).....            11,595          (91,435)            335,927          (143,328)
   Change in unrealized gains
     (losses) on investments.......         1,380,290           930,242         18,152,582         12,601,025
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,396,920           874,519         32,291,469         24,239,378
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            83,529            98,285         24,164,029         38,977,808
   Net transfers (including fixed
     account)......................         (260,389)           (2,174)         10,135,357          6,367,446
   Contract charges................              (46)              (60)        (2,217,562)        (1,667,113)
   Transfers for contract benefits
     and terminations..............         (535,530)         (393,725)       (19,716,164)       (21,364,327)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (712,436)         (297,674)         12,365,660         22,313,814
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           684,484           576,845         44,657,129         46,553,192
NET ASSETS:
   Beginning of year...............         5,241,037         4,664,192        253,164,341        206,611,149
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      5,925,521  $      5,241,037  $     297,821,470  $     253,164,341
                                     ================  ================  =================  =================

                                               FTVIPT FRANKLIN
                                         SMALL CAP VALUE SECURITIES
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (24,107)  $      (382,615)
   Net realized gains (losses).....         3,335,986            82,294
   Change in unrealized gains
     (losses) on investments.......        28,858,586        11,355,727
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        32,170,465        11,055,406
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        18,861,799        26,752,367
   Net transfers (including fixed
     account)......................       (3,726,532)           831,747
   Contract charges................       (1,067,656)         (582,013)
   Transfers for contract benefits
     and terminations..............       (4,485,166)       (2,467,131)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         9,582,445        24,534,970
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        41,752,910        35,590,376
NET ASSETS:
   Beginning of year...............        86,296,073        50,705,697
                                     ----------------  ----------------
   End of year.....................  $    128,048,983  $     86,296,073
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                          FTVIPT
                                         FTVIPT MUTUAL SHARES SECURITIES       TEMPLETON FOREIGN SECURITIES
                                                   SUB-ACCOUNT                          SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2013               2012              2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,028,572  $         828,209  $         479,595  $         905,498
   Net realized gains (losses)......          1,531,390          (351,542)            527,295          (666,651)
   Change in unrealized gains
     (losses) on investments........         31,136,595         14,415,530         14,782,128         11,238,272
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         33,696,557         14,892,197         15,789,018         11,477,119
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          7,934,359         13,759,082          1,244,169          6,029,850
   Net transfers (including fixed
     account).......................        (3,863,825)        (3,146,458)        (3,114,726)            396,235
   Contract charges.................        (1,093,363)          (879,739)          (910,114)          (813,888)
   Transfers for contract benefits
     and terminations...............       (10,375,719)       (13,377,390)        (6,075,431)        (5,310,132)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (7,398,548)        (3,644,505)        (8,856,102)            302,065
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         26,298,009         11,247,692          6,932,916         11,779,184
NET ASSETS:
   Beginning of year................        129,780,562        118,532,870         80,788,377         69,009,193
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     156,078,571  $     129,780,562  $      87,721,293  $      80,788,377
                                      =================  =================  =================  =================

                                                    FTVIPT
                                       TEMPLETON GLOBAL BOND SECURITIES        INVESCO V.I. AMERICAN FRANCHISE
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2013               2012                2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,251,988  $       9,308,296  $         (1,401)  $         (1,969)
   Net realized gains (losses)......          2,892,611            305,792              4,184              4,261
   Change in unrealized gains
     (losses) on investments........       (10,624,497)         12,966,460             44,589              5,620
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            520,102         22,580,548             47,372              7,912
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         31,796,531         55,695,235                 --                  3
   Net transfers (including fixed
     account).......................         20,195,269          8,138,828            (8,489)             88,752
   Contract charges.................        (2,382,478)        (1,598,059)                 --                 --
   Transfers for contract benefits
     and terminations...............       (12,509,439)        (7,739,164)           (25,032)           (36,838)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......         37,099,883         54,496,840           (33,521)             51,917
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         37,619,985         77,077,388             13,851             59,829
NET ASSETS:
   Beginning of year................        217,063,429        139,986,041            149,862             90,033
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     254,683,414  $     217,063,429  $         163,713  $         149,862
                                      =================  =================  =================  =================


                                           INVESCO V.I. AMERICAN VALUE            INVESCO V.I. CORE EQUITY
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  -------------------------------------
                                             2013               2012               2013               2012
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (653,068)  $       (396,721)   $            (90)  $         (1,291)
   Net realized gains (losses)......          1,362,452            295,908              11,977              9,182
   Change in unrealized gains
     (losses) on investments........         21,986,708          7,999,839              45,509             23,282
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         22,696,092          7,899,026              57,396             31,173
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         11,493,142         15,070,411                  --                 --
   Net transfers (including fixed
     account).......................          (396,972)          (474,558)            (15,058)           (21,186)
   Contract charges.................          (814,387)          (538,047)                  --                 --
   Transfers for contract benefits
     and terminations...............        (4,366,942)        (2,285,953)            (33,651)           (45,739)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          5,914,841         11,771,853            (48,709)           (66,925)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............         28,610,933         19,670,879               8,687           (35,752)
NET ASSETS:
   Beginning of year................         66,684,996         47,014,117             241,009            276,761
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $      95,295,929  $      66,684,996   $         249,696  $         241,009
                                      =================  =================   =================  =================


                                         INVESCO V.I. EQUITY AND INCOME
                                                   SUB-ACCOUNT
                                      ------------------------------------
                                             2013               2012
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         960,409  $       2,132,881
   Net realized gains (losses)......          2,646,648            987,347
   Change in unrealized gains
     (losses) on investments........        115,194,853         43,230,491
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        118,801,910         46,350,719
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         67,597,697         83,668,907
   Net transfers (including fixed
     account).......................          8,022,603          (305,020)
   Contract charges.................        (4,836,300)        (3,578,432)
   Transfers for contract benefits
     and terminations...............       (37,208,806)       (43,547,842)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......         33,575,194         36,237,613
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        152,377,104         82,588,332
NET ASSETS:
   Beginning of year................        496,945,594        414,357,262
                                      -----------------  -----------------
   End of year......................  $     649,322,698  $     496,945,594
                                      =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                       INVESCO V.I. GLOBAL REAL ESTATE      INVESCO V.I. GROWTH AND INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         738,755  $      (159,936)  $      (188,424)  $        (39,401)
   Net realized gains (losses).....            251,182            14,912         5,964,860            215,131
   Change in unrealized gains
     (losses) on investments.......          (841,038)         4,220,926        81,951,879         27,777,291
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            148,899         4,075,902        87,728,315         27,953,021
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          6,235,134         6,088,001        41,201,557         55,614,326
   Net transfers (including fixed
     account)......................          1,699,930           615,737       (9,892,159)        (3,884,258)
   Contract charges................          (265,363)         (166,631)       (3,013,438)        (2,064,540)
   Transfers for contract benefits
     and terminations..............        (1,127,854)         (777,696)      (18,283,675)       (15,726,767)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          6,541,847         5,759,411        10,012,285         33,938,761
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          6,690,746         9,835,313        97,740,600         61,891,782
NET ASSETS:
   Beginning of year...............         23,302,577        13,467,264       268,230,013        206,338,231
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      29,993,323  $     23,302,577  $    365,970,613  $     268,230,013
                                     =================  ================  ================  =================


                                       INVESCO V.I. INTERNATIONAL GROWTH       JANUS ASPEN GLOBAL RESEARCH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2013               2012              2013               2012
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (636,105)  $          51,882  $              21  $               1
   Net realized gains (losses).....          1,305,822             76,597                120                  9
   Change in unrealized gains
     (losses) on investments.......         40,017,340         24,064,007              1,329                896
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         40,687,057         24,192,486              1,470                906
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         29,193,980         45,143,565                 --                 --
   Net transfers (including fixed
     account)......................          6,799,837          6,206,236                 --                 --
   Contract charges................        (2,450,016)        (1,751,462)                 --                 --
   Transfers for contract benefits
     and terminations..............       (12,015,352)        (8,106,175)              (375)                (3)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         21,528,449         41,492,164              (375)                (3)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         62,215,506         65,684,650              1,095                903
NET ASSETS:
   Beginning of year...............        219,783,700        154,099,050              5,653              4,750
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     281,999,206  $     219,783,700  $           6,748  $           5,653
                                     =================  =================  =================  =================

                                             LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH             VARIABLE ALL CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012               2013               2012
                                     ----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,728,091)  $    (1,863,351)   $       (34,365)  $         271,873
   Net realized gains (losses).....        17,861,500         9,957,799         10,192,766          (234,300)
   Change in unrealized gains
     (losses) on investments.......        71,695,365        19,162,336         20,675,928         12,653,901
                                     ----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        86,828,774        27,256,784         30,834,329         12,691,474
                                     ----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        26,964,170        26,101,454          7,542,551         10,482,501
   Net transfers (including fixed
     account)......................       (1,165,621)       (5,078,294)        (2,438,406)        (1,374,496)
   Contract charges................       (1,696,014)       (1,164,246)          (733,083)          (563,153)
   Transfers for contract benefits
     and terminations..............      (17,174,971)      (20,966,057)       (10,398,584)       (12,507,706)
                                     ----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         6,927,564       (1,107,143)        (6,027,522)        (3,962,854)
                                     ----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............        93,756,338        26,149,641         24,806,807          8,728,620
NET ASSETS:
   Beginning of year...............       186,988,862       160,839,221        104,446,756         95,718,136
                                     ----------------  ----------------   ----------------  -----------------
   End of year.....................  $    280,745,200  $    186,988,862   $    129,253,563  $     104,446,756
                                     ================  ================   ================  =================

                                             LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2013               2012
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (340,789)  $         877,895
   Net realized gains (losses).....        13,852,622            276,468
   Change in unrealized gains
     (losses) on investments.......        72,638,328         32,185,472
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        86,150,161         33,339,835
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        47,967,753         57,982,645
   Net transfers (including fixed
     account)......................         4,628,653        (4,101,720)
   Contract charges................       (3,067,660)        (2,128,567)
   Transfers for contract benefits
     and terminations..............      (20,584,065)       (19,581,184)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        28,944,681         32,171,174
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............       115,094,842         65,511,009
NET ASSETS:
   Beginning of year...............       290,191,379        224,680,370
                                     ----------------  -----------------
   End of year.....................  $    405,286,221  $     290,191,379
                                     ================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                           LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                         VARIABLE EQUITY INCOME              VARIABLE LARGE CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        427,485  $      1,935,990  $       (58,170)  $       (51,981)
   Net realized gains (losses)....           646,901       (1,496,446)           745,423           481,453
   Change in unrealized gains
     (losses) on investments......        33,452,314        13,043,194           710,461           353,548
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        34,526,700        13,482,738         1,397,714           783,020
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        27,050,110        30,792,673               648             1,459
   Net transfers (including fixed
     account).....................         8,008,781         2,474,161          (33,103)         (256,108)
   Contract charges...............       (1,307,320)         (777,353)          (17,152)          (18,887)
   Transfers for contract benefits
     and terminations.............      (12,039,748)      (14,363,944)         (647,971)         (871,026)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        21,711,823        18,125,537         (697,578)       (1,144,562)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        56,238,523        31,608,275           700,136         (361,542)
NET ASSETS:
   Beginning of year..............       134,931,130       103,322,855         4,312,254         4,673,796
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    191,169,653  $    134,931,130  $      5,012,390  $      4,312,254
                                    ================  ================  ================  ================

                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           1,148  $         27,751  $    (1,235,439)  $      (568,565)
   Net realized gains (losses)....            466,613            50,468         8,864,593         3,154,639
   Change in unrealized gains
     (losses) on investments......          1,056,824           510,271        24,881,277         5,466,771
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          1,524,585           588,490        32,510,431         8,052,845
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            282,593           573,803        16,380,155        16,257,772
   Net transfers (including fixed
     account).....................            813,486           285,926         3,443,300         1,590,977
   Contract charges...............           (46,356)          (36,742)         (824,479)         (481,813)
   Transfers for contract benefits
     and terminations.............          (424,843)         (504,347)       (3,891,881)       (3,103,064)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            624,880           318,640        15,107,095        14,263,872
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,149,465           907,130        47,617,526        22,316,717
NET ASSETS:
   Beginning of year..............          4,743,489         3,836,359        64,881,494        42,564,777
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       6,892,954  $      4,743,489  $    112,499,020  $     64,881,494
                                    =================  ================  ================  ================

                                             LMPVET INVESTMENT                        LMPVET
                                     COUNSEL VARIABLE SOCIAL AWARENESS   VARIABLE LIFESTYLE ALLOCATION 50%
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (2,213)  $         (2,313)  $        335,965  $        451,589
   Net realized gains (losses)....             8,209             18,868           294,643           110,528
   Change in unrealized gains
     (losses) on investments......            39,556             26,419         4,402,903         2,456,921
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            45,552             42,974         5,033,511         3,019,038
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --         6,821,630         6,963,572
   Net transfers (including fixed
     account).....................             9,338           (49,856)         3,040,842         1,186,938
   Contract charges...............             (130)              (173)         (323,071)         (208,041)
   Transfers for contract benefits
     and terminations.............          (51,803)          (204,989)       (3,091,539)       (2,607,174)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (42,595)          (255,018)         6,447,862         5,335,295
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             2,957          (212,044)        11,481,373         8,354,333
NET ASSETS:
   Beginning of year..............           289,329            501,373        32,620,028        24,265,695
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $        292,286  $         289,329  $     44,101,401  $     32,620,028
                                    ================  =================  ================  ================

                                                  LMPVET
                                     VARIABLE LIFESTYLE ALLOCATION 70%
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (5,215)  $         16,093
   Net realized gains (losses)....           164,204            48,643
   Change in unrealized gains
     (losses) on investments......           307,412           296,816
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           466,401           361,552
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               120             3,120
   Net transfers (including fixed
     account).....................           208,852          (27,315)
   Contract charges...............             (702)             (796)
   Transfers for contract benefits
     and terminations.............         (943,181)         (849,995)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (734,911)         (874,986)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (268,510)         (513,434)
NET ASSETS:
   Beginning of year..............         2,573,509         3,086,943
                                    ----------------  ----------------
   End of year....................  $      2,304,999  $      2,573,509
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                   LMPVET                       LMPVIT WESTERN ASSET
                                      VARIABLE LIFESTYLE ALLOCATION 85%    VARIABLE GLOBAL HIGH YIELD BOND
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        265,832  $        362,338  $      4,754,059  $       5,165,628
   Net realized gains (losses).....         1,739,917           528,492            97,460           (68,307)
   Change in unrealized gains
     (losses) on investments.......        17,385,552         8,931,921         (303,455)          7,182,092
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        19,391,301         9,822,751         4,548,064         12,279,413
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,896,642         8,807,329        12,043,147         15,538,183
   Net transfers (including fixed
     account)......................          (70,391)         (793,785)         6,173,096          4,005,384
   Contract charges................         (739,142)         (611,650)         (741,652)          (516,554)
   Transfers for contract benefits
     and terminations..............       (7,221,465)       (3,286,778)       (9,054,116)        (9,252,417)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (4,134,356)         4,115,116         8,420,475          9,774,596
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        15,256,945        13,937,867        12,968,539         22,054,009
NET ASSETS:
   Beginning of year...............        79,817,339        65,879,472        91,771,912         69,717,903
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $     95,074,284  $     79,817,339  $    104,740,451  $      91,771,912
                                     ================  ================  ================  =================

                                                   MFS VIT                              MFS VIT
                                               INVESTORS TRUST                       NEW DISCOVERY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (69)  $           (190)  $          (581)  $           (602)
   Net realized gains (losses).....               292              2,707             2,006              4,349
   Change in unrealized gains
     (losses) on investments.......             5,877              2,028            12,769              3,991
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             6,100              4,545            14,194              7,738
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                 --
   Net transfers (including fixed
     account)......................                --                 --                --                 --
   Contract charges................                --                 --                --                 --
   Transfers for contract benefits
     and terminations..............             (637)           (18,051)           (9,835)            (7,451)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             (637)           (18,051)           (9,835)            (7,451)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             5,463           (13,506)             4,359                287
NET ASSETS:
   Beginning of year...............            20,488             33,994            41,661             41,374
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         25,951  $          20,488  $         46,020  $          41,661
                                     ================  =================  ================  =================

                                                                                MIST ALLIANCEBERNSTEIN
                                              MFS VIT RESEARCH                 GLOBAL DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013              2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (610)  $           (299)  $    (4,610,871)  $    (31,735,651)
   Net realized gains (losses).....             1,133                603        73,047,817             68,339
   Change in unrealized gains
     (losses) on investments.......            14,560              6,684       213,779,983        215,787,760
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            15,083              6,988       282,216,929        184,120,448
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --       248,776,609        748,915,629
   Net transfers (including fixed
     account)......................                --                 --        93,377,580        331,990,410
   Contract charges................                --                 --      (43,781,572)       (28,058,490)
   Transfers for contract benefits
     and terminations..............           (1,403)            (1,975)      (90,758,771)       (52,503,657)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (1,403)            (1,975)       207,613,846      1,000,343,892
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            13,680              5,013       489,830,775      1,184,464,340
NET ASSETS:
   Beginning of year...............            50,155             45,142     2,823,843,417      1,639,379,077
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         63,835  $          50,155  $  3,313,674,192  $   2,823,843,417
                                     ================  =================  ================  =================

                                                    MIST
                                     AMERICAN FUNDS BALANCED ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (5,388,861)  $      4,444,113
   Net realized gains (losses).....       250,625,904        60,128,154
   Change in unrealized gains
     (losses) on investments.......       260,897,780       273,656,262
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       506,134,823       338,228,529
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        29,549,572        83,164,894
   Net transfers (including fixed
     account)......................       (8,307,267)      (60,456,373)
   Contract charges................      (37,993,157)      (37,328,286)
   Transfers for contract benefits
     and terminations..............     (165,057,262)     (132,325,623)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (181,808,114)     (146,945,388)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       324,326,709       191,283,141
NET ASSETS:
   Beginning of year...............     3,106,060,329     2,914,777,188
                                     ----------------  ----------------
   End of year.....................  $  3,430,387,038  $  3,106,060,329
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                   MIST                                MIST
                                     AMERICAN FUNDS GROWTH ALLOCATION          AMERICAN FUNDS GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (9,394,519)  $    (5,413,271)  $    (6,517,995)  $    (6,868,206)
   Net realized gains (losses)....       121,285,044        26,669,090        55,767,296        20,415,943
   Change in unrealized gains
     (losses) on investments......       233,109,626       175,144,743        96,031,643        67,309,082
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       345,000,151       196,400,562       145,280,944        80,856,819
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        19,707,302        52,400,148        14,629,823        17,133,976
   Net transfers (including fixed
     account).....................        66,168,229      (72,570,860)      (37,937,636)      (78,467,843)
   Contract charges...............      (16,411,723)      (15,855,986)       (6,691,159)       (6,678,966)
   Transfers for contract benefits
     and terminations.............      (82,807,176)      (62,098,994)      (28,561,135)      (20,470,993)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,343,368)      (98,125,692)      (58,560,107)      (88,483,826)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       331,656,783        98,274,870        86,720,837       (7,627,007)
NET ASSETS:
   Beginning of year..............     1,496,665,592     1,398,390,722       545,665,799       553,292,806
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,828,322,375  $  1,496,665,592  $    632,386,636  $    545,665,799
                                    ================  ================  ================  ================

                                                   MIST                                MIST
                                    AMERICAN FUNDS MODERATE ALLOCATION       AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                           2013            2012                2013              2012
                                     ---------------  ---------------    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $     2,016,609  $     8,663,944    $     24,454,360  $   (29,485,494)
   Net realized gains (losses)....       119,968,172       39,154,321         131,410,280        13,924,436
   Change in unrealized gains
     (losses) on investments......        74,888,275      103,394,103       (347,099,092)       257,592,013
                                     ---------------  ---------------    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       196,873,056      151,212,368       (191,234,452)       242,030,955
                                     ---------------  ---------------    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,989,884       43,856,551         299,929,057     1,010,258,029
   Net transfers (including fixed
     account).....................      (30,931,042)     (43,601,001)       (449,932,361)       701,135,494
   Contract charges...............      (21,278,076)     (21,439,772)        (50,307,360)      (34,472,373)
   Transfers for contract benefits
     and terminations.............     (100,612,790)     (79,167,097)       (113,288,370)      (63,766,725)
                                     ---------------  ---------------    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (134,832,024)    (100,351,319)       (313,599,034)     1,613,154,425
                                     ---------------  ---------------    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        62,041,032       50,861,049       (504,833,486)     1,855,185,380
NET ASSETS:
   Beginning of year..............     1,734,325,945    1,683,464,896       3,753,309,463     1,898,124,083
                                     ---------------  ---------------    ----------------  ----------------
   End of year....................   $ 1,796,366,977  $ 1,734,325,945    $  3,248,475,977  $  3,753,309,463
                                     ===============  ===============    ================  ================

                                                    MIST                                 MIST
                                    BLACKROCK GLOBAL TACTICAL STRATEGIES         BLACKROCK HIGH YIELD
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                    -------------------------------------  ----------------------------------
                                            2013              2012               2013              2012
                                      ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...    $    (3,617,558)  $   (58,135,263)   $     14,596,196  $     13,623,467
   Net realized gains (losses)....         133,255,577           130,203          9,642,339         5,023,228
   Change in unrealized gains
     (losses) on investments......         311,060,284       341,923,540        (4,631,091)        14,564,761
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         440,698,303       283,918,480         19,607,444        33,211,456
                                      ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         411,567,881     1,312,263,362         13,943,237        20,947,935
   Net transfers (including fixed
     account).....................        (28,640,096)       557,379,957       (26,718,376)        17,699,162
   Contract charges...............        (73,176,143)      (48,022,451)        (2,612,849)       (2,591,456)
   Transfers for contract benefits
     and terminations.............       (149,396,119)      (91,426,698)       (16,046,952)      (13,914,636)
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         160,355,523     1,730,194,170       (31,434,940)        22,141,005
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............         601,053,826     2,014,112,650       (11,827,496)        55,352,461
NET ASSETS:
   Beginning of year..............       4,856,824,935     2,842,712,285        276,977,302       221,624,841
                                      ----------------  ----------------   ----------------  ----------------
   End of year....................    $  5,457,878,761  $  4,856,824,935   $    265,149,806  $    276,977,302
                                      ================  ================   ================  ================


                                       MIST BLACKROCK LARGE CAP CORE
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (69,719)  $       (98,467)
   Net realized gains (losses)....           843,040           204,327
   Change in unrealized gains
     (losses) on investments......         3,552,916         1,366,663
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,326,237         1,472,523
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           654,278         2,809,895
   Net transfers (including fixed
     account).....................         (847,332)       (1,633,705)
   Contract charges...............         (180,167)         (169,775)
   Transfers for contract benefits
     and terminations.............       (1,522,513)         (889,640)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,895,734)           116,775
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,430,503         1,589,298
NET ASSETS:
   Beginning of year..............        14,439,147        12,849,849
                                    ----------------  ----------------
   End of year....................  $     16,869,650  $     14,439,147
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                       MIST
                                     MIST CLARION GLOBAL REAL ESTATE     CLEARBRIDGE AGGRESSIVE GROWTH II
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      9,853,299  $        648,569  $     (1,006,117)  $    (1,256,766)
   Net realized gains (losses)....          (92,999)       (1,249,413)          5,873,060         1,264,699
   Change in unrealized gains
     (losses) on investments......       (6,455,197)        35,559,210         19,911,595        14,507,523
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,305,103        34,958,366         24,778,538        14,515,456
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,804,117         7,794,423          1,347,767         4,262,148
   Net transfers (including fixed
     account).....................        14,576,022       (2,227,782)        (5,985,835)        25,557,583
   Contract charges...............       (1,769,594)       (1,587,295)        (1,164,663)       (1,131,367)
   Transfers for contract benefits
     and terminations.............      (12,559,683)       (9,066,811)        (6,729,962)       (5,149,785)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         2,050,862       (5,087,465)       (12,532,693)        23,538,579
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,355,965        29,870,901         12,245,845        38,054,035
NET ASSETS:
   Beginning of year..............       177,317,957       147,447,056        106,823,115        68,769,080
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    182,673,922  $    177,317,957  $     119,068,960  $    106,823,115
                                    ================  ================  =================  ================

                                                  MIST                                 MIST
                                      CLEARBRIDGE AGGRESSIVE GROWTH         GOLDMAN SACHS MID CAP VALUE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,039,430)  $    (4,519,479)  $     (1,173,155)  $    (1,395,190)
   Net realized gains (losses)....        11,473,473         4,996,289         12,013,375           565,819
   Change in unrealized gains
     (losses) on investments......       123,052,679        43,727,000         31,704,368        21,341,212
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       129,486,722        44,203,810         42,544,588        20,511,841
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,418,106         8,612,510          1,260,840         2,591,780
   Net transfers (including fixed
     account).....................        52,077,391       (6,817,243)            158,750       (5,769,122)
   Contract charges...............       (3,110,264)       (2,555,203)        (1,323,450)       (1,125,130)
   Transfers for contract benefits
     and terminations.............      (25,033,154)      (16,051,172)       (11,814,121)       (7,693,862)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        29,352,079      (16,811,108)       (11,717,981)      (11,996,334)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............       158,838,801        27,392,702         30,826,607         8,515,507
NET ASSETS:
   Beginning of year..............       292,871,764       265,479,062        139,211,779       130,696,272
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    451,710,565  $    292,871,764  $     170,038,386  $    139,211,779
                                    ================  ================  =================  ================

                                                   MIST                                 MIST
                                       HARRIS OAKMARK INTERNATIONAL       INVESCO BALANCED-RISK ALLOCATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2013              2012                2013            2012 (b)
                                    ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,201,015  $          91,453   $   (12,158,692)  $    (1,415,511)
   Net realized gains (losses)....        11,702,177        (1,430,384)         10,077,015         6,907,824
   Change in unrealized gains
     (losses) on investments......       134,182,838        121,937,845          4,078,692        10,868,519
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       151,086,030        120,598,914          1,997,015        16,360,832
                                    ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,704,175         17,848,721        168,173,765       338,086,548
   Net transfers (including fixed
     account).....................        27,865,479       (30,313,737)         45,607,989       313,044,735
   Contract charges...............       (5,353,619)        (4,604,462)       (10,692,799)       (1,295,053)
   Transfers for contract benefits
     and terminations.............      (36,258,075)       (26,450,720)       (23,347,690)       (4,774,645)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         3,957,960       (43,520,198)        179,741,265       645,061,585
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       155,043,990         77,078,716        181,738,280       661,422,417
NET ASSETS:
   Beginning of year..............       538,939,254        461,860,538        661,422,417                --
                                    ----------------  -----------------   ----------------  ----------------
   End of year....................  $    693,983,244  $     538,939,254   $    843,160,697  $    661,422,417
                                    ================  =================   ================  ================

                                                   MIST
                                             INVESCO COMSTOCK
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2013              2012
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,674,772)  $      (729,855)
   Net realized gains (losses)....          9,703,108         5,346,575
   Change in unrealized gains
     (losses) on investments......        101,696,056        43,146,332
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        109,724,392        47,763,052
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         20,478,377        22,458,903
   Net transfers (including fixed
     account).....................         11,030,539        19,211,409
   Contract charges...............        (3,417,107)       (2,706,893)
   Transfers for contract benefits
     and terminations.............       (23,713,080)      (23,731,077)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          4,378,729        15,232,342
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............        114,103,121        62,995,394
NET ASSETS:
   Beginning of year..............        329,458,802       266,463,408
                                    -----------------  ----------------
   End of year....................  $     443,561,923  $    329,458,802
                                    =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,314,553)  $    (1,633,191)  $    (3,674,573)  $    (3,709,725)
   Net realized gains (losses)....         7,722,920         2,663,619        24,585,422        18,783,431
   Change in unrealized gains
     (losses) on investments......        30,620,411        15,199,656        67,501,884        19,533,978
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        37,028,778        16,230,084        88,412,733        34,607,684
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,155,363         6,093,408        10,016,335        15,838,800
   Net transfers (including fixed
     account).....................      (10,011,007)       (3,393,066)         1,587,973       (5,702,899)
   Contract charges...............       (1,678,656)       (1,548,008)       (2,269,655)       (1,966,440)
   Transfers for contract benefits
     and terminations.............       (7,603,595)       (6,237,615)      (19,026,821)      (14,981,160)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,137,895)       (5,085,281)       (9,692,168)       (6,811,699)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        19,890,883        11,144,803        78,720,565        27,795,985
NET ASSETS:
   Beginning of year..............       138,149,492       127,004,689       240,468,780       212,672,795
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    158,040,375  $    138,149,492  $    319,189,345  $    240,468,780
                                    ================  ================  ================  ================

                                                                                       MIST
                                          MIST JPMORGAN CORE BOND        JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013            2012 (b)
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,238,910)  $      3,581,213  $    (6,934,561)  $      (253,669)
   Net realized gains (losses)....        24,886,829         5,226,825         2,430,024         1,691,655
   Change in unrealized gains
     (losses) on investments......      (36,171,178)         2,725,888        53,369,009         7,508,587
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (15,523,259)        11,533,926        48,864,472         8,946,573
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,386,585         8,908,512       122,948,435       187,365,819
   Net transfers (including fixed
     account).....................         1,463,200       (2,442,719)       313,227,408        88,135,164
   Contract charges...............       (3,775,856)       (4,085,255)       (6,988,131)         (274,498)
   Transfers for contract benefits
     and terminations.............      (19,173,185)      (16,768,257)      (13,774,602)       (1,600,923)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,099,256)      (14,387,719)       415,413,110       273,625,562
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (34,622,515)       (2,853,793)       464,277,582       282,572,135
NET ASSETS:
   Beginning of year..............       346,492,447       349,346,240       282,572,135                --
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    311,869,932  $    346,492,447  $    746,849,717  $    282,572,135
                                    ================  ================  ================  ================

                                                   MIST
                                         JPMORGAN SMALL CAP VALUE        MIST LOOMIS SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013             2012
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (280,527)  $      (218,746)  $      1,519,876  $     1,268,388
   Net realized gains (losses)....         1,241,336           283,760         5,872,725        2,390,289
   Change in unrealized gains
     (losses) on investments......         6,048,540         2,823,277        18,236,473       20,641,146
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,009,349         2,888,291        25,629,074       24,299,823
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           370,757         2,194,628         2,604,900        5,861,547
   Net transfers (including fixed
     account).....................       (1,450,951)         (541,359)      (13,383,801)      (8,628,678)
   Contract charges...............         (290,764)         (250,601)       (1,759,667)      (1,759,286)
   Transfers for contract benefits
     and terminations.............       (1,786,801)       (1,500,264)      (10,275,135)      (7,011,203)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,157,759)          (97,596)      (22,813,703)     (11,537,620)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............         3,851,590         2,790,695         2,815,371       12,762,203
NET ASSETS:
   Beginning of year..............        24,014,976        21,224,281       177,780,410      165,018,207
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     27,866,566  $     24,014,976  $    180,595,781  $   177,780,410
                                    ================  ================  ================  ===============


                                     MIST LORD ABBETT BOND DEBENTURE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,964,602  $     14,699,205
   Net realized gains (losses)....         4,166,635         1,754,535
   Change in unrealized gains
     (losses) on investments......       (1,363,498)        11,202,166
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        15,767,739        27,655,906
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,945,951         4,758,094
   Net transfers (including fixed
     account).....................         3,690,479         2,066,753
   Contract charges...............       (1,551,965)       (1,668,326)
   Transfers for contract benefits
     and terminations.............      (27,568,008)      (21,909,684)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (22,483,543)      (16,753,163)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,715,804)        10,902,743
NET ASSETS:
   Beginning of year..............       266,010,291       255,107,548
                                    ----------------  ----------------
   End of year....................  $    259,294,487  $    266,010,291
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                    MIST MET/FRANKLIN
                                     MIST MET/EATON VANCE FLOATING RATE         LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2013               2012               2013               2012
                                     -----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,167,863  $        893,371   $       (409,213)  $        118,242
   Net realized gains (losses).....            371,454           215,912              31,429            24,752
   Change in unrealized gains
     (losses) on investments.......          (202,111)         1,524,996             351,282           737,426
                                     -----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,337,206         2,634,279            (26,502)           880,420
                                     -----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,243,464         3,005,201           2,247,876         2,001,148
   Net transfers (including fixed
     account)......................         31,075,652         7,696,712         100,397,861        15,509,501
   Contract charges................          (606,811)         (455,891)           (860,351)         (372,941)
   Transfers for contract benefits
     and terminations..............        (4,130,678)       (2,380,066)         (5,061,682)       (2,070,016)
                                     -----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         27,581,627         7,865,956          96,723,704        15,067,692
                                     -----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets..............         28,918,833        10,500,235          96,697,202        15,948,112
NET ASSETS:
   Beginning of year...............         54,197,004        43,696,769          43,609,944        27,661,832
                                     -----------------  ----------------   -----------------  ----------------
   End of year.....................  $      83,115,837  $     54,197,004   $     140,307,146  $     43,609,944
                                     =================  ================   =================  ================

                                                    MIST
                                      MET/TEMPLETON INTERNATIONAL BOND     MIST METLIFE AGGRESSIVE STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         276,907  $      4,814,452  $     (5,162,875)  $    (5,348,850)
   Net realized gains (losses).....             98,819         (394,426)          8,803,988       (2,155,955)
   Change in unrealized gains
     (losses) on investments.......          (752,953)         1,944,505        141,558,132        83,183,465
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (377,227)         6,364,531        145,199,245        75,678,660
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            293,635         1,816,115          6,117,615        14,730,577
   Net transfers (including fixed
     account)......................        (1,527,452)           274,897            344,230      (36,687,365)
   Contract charges................          (704,031)         (735,731)        (4,668,056)       (4,564,800)
   Transfers for contract benefits
     and terminations..............        (2,400,039)       (1,811,827)       (32,065,600)      (28,804,866)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (4,337,887)         (456,546)       (30,271,811)      (55,326,454)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (4,715,114)         5,907,985        114,927,434        20,352,206
NET ASSETS:
   Beginning of year...............         57,001,253        51,093,268        545,044,070       524,691,864
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      52,286,139  $     57,001,253  $     659,971,504  $    545,044,070
                                     =================  ================  =================  ================


                                         MIST METLIFE BALANCED PLUS         MIST METLIFE BALANCED STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (12,169,666)  $   (51,515,645)  $      32,102,742  $     38,994,505
   Net realized gains (losses).....        109,386,034                --         83,827,637        19,597,212
   Change in unrealized gains
     (losses) on investments.......        560,925,735       424,121,430      1,085,370,764       737,960,714
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        658,142,103       372,605,785      1,201,301,143       796,552,431
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        512,612,376     1,251,910,858         64,210,282       148,711,444
   Net transfers (including fixed
     account)......................        934,128,079       686,159,234         24,844,873     (193,862,187)
   Contract charges................       (75,280,741)      (42,151,548)       (69,900,438)      (70,278,541)
   Transfers for contract benefits
     and terminations..............      (168,084,256)      (87,089,575)      (454,179,016)     (399,975,900)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      1,203,375,458     1,808,828,969      (435,024,299)     (515,405,184)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      1,861,517,561     2,181,434,754        766,276,844       281,147,247
NET ASSETS:
   Beginning of year...............      4,593,209,415     2,411,774,661      7,045,806,333     6,764,659,086
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $   6,454,726,976  $  4,593,209,415  $   7,812,083,177  $  7,045,806,333
                                     =================  ================  =================  ================


                                       MIST METLIFE DEFENSIVE STRATEGY
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2013               2012
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     31,247,477  $      27,979,016
   Net realized gains (losses).....       114,843,713         40,608,351
   Change in unrealized gains
     (losses) on investments.......         8,150,548        131,200,155
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       154,241,738        199,787,522
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        15,258,041         43,475,387
   Net transfers (including fixed
     account)......................     (342,355,184)         24,870,720
   Contract charges................      (21,496,345)       (22,681,295)
   Transfers for contract benefits
     and terminations..............     (165,714,842)      (141,326,271)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (514,308,330)       (95,661,459)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............     (360,066,592)        104,126,063
NET ASSETS:
   Beginning of year...............     2,332,865,728      2,228,739,665
                                     ----------------  -----------------
   End of year.....................  $  1,972,799,136  $   2,332,865,728
                                     ================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                       MIST METLIFE GROWTH STRATEGY      MIST METLIFE MODERATE STRATEGY
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (12,655,471)  $      1,381,851  $     28,607,761  $     37,131,263
   Net realized gains (losses)....        48,996,687      (22,087,133)        60,925,288        22,204,509
   Change in unrealized gains
     (losses) on investments......     1,250,387,461       680,222,228       327,287,238       287,329,954
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     1,286,728,677       659,516,946       416,820,287       346,665,726
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        50,551,717       108,087,013        27,247,167        69,079,528
   Net transfers (including fixed
     account).....................       738,063,707     (246,783,276)      (46,175,969)      (27,530,545)
   Contract charges...............      (53,238,434)      (48,638,262)      (35,004,574)      (35,285,870)
   Transfers for contract benefits
     and terminations.............     (370,695,161)     (283,004,290)     (214,831,807)     (193,516,590)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       364,681,829     (470,338,815)     (268,765,183)     (187,253,477)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     1,651,410,506       189,178,131       148,055,104       159,412,249
NET ASSETS:
   Beginning of year..............     5,115,649,012     4,926,470,881     3,483,723,904     3,324,311,655
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  6,767,059,518  $  5,115,649,012  $  3,631,779,008  $  3,483,723,904
                                    ================  ================  ================  ================

                                                  MIST
                                    METLIFE MULTI-INDEX TARGETED RISK   MIST MFS EMERGING MARKETS EQUITY
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013            2012 (c)            2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (699,118)  $        (7,978)  $    (2,103,697)  $    (3,386,337)
   Net realized gains (losses)....         3,617,087                --         1,835,792         1,870,263
   Change in unrealized gains
     (losses) on investments......         7,257,662            89,193      (28,154,915)        66,406,442
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,175,631            81,215      (28,422,820)        64,890,368
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        48,451,797        10,581,513        18,621,868        37,141,675
   Net transfers (including fixed
     account).....................       142,884,678           585,564        44,696,703         (611,099)
   Contract charges...............         (796,188)                --       (4,647,330)       (4,426,432)
   Transfers for contract benefits
     and terminations.............       (2,006,845)             (313)      (22,864,787)      (17,976,417)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       188,533,442        11,166,764        35,806,454        14,127,727
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       198,709,073        11,247,979         7,383,634        79,018,095
NET ASSETS:
   Beginning of year..............        11,247,979                --       448,693,258       369,675,163
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    209,957,052  $     11,247,979  $    456,076,892  $    448,693,258
                                    ================  ================  ================  ================

                                                                                       MIST
                                      MIST MFS RESEARCH INTERNATIONAL      MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,181,971  $        858,851  $    (1,696,520)  $    (2,043,749)
   Net realized gains (losses)....           522,322       (3,635,460)         2,455,142           158,086
   Change in unrealized gains
     (losses) on investments......        47,772,611        44,865,003        64,718,433        10,495,708
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        51,476,904        42,088,394        65,477,055         8,610,045
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,992,222        12,899,341        30,911,631        44,704,015
   Net transfers (including fixed
     account).....................      (11,184,676)       (5,504,513)       (5,530,092)        10,647,959
   Contract charges...............       (2,476,702)       (2,406,377)       (2,046,240)       (1,253,613)
   Transfers for contract benefits
     and terminations.............      (23,934,709)      (21,276,250)      (10,333,215)       (6,020,714)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (31,603,865)      (16,287,799)        13,002,084        48,077,647
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        19,873,039        25,800,595        78,479,139        56,687,692
NET ASSETS:
   Beginning of year..............       311,615,422       285,814,827       166,100,095       109,412,403
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    331,488,461  $    311,615,422  $    244,579,234  $    166,100,095
                                    ================  ================  ================  ================


                                     MIST OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (523,132)  $        (7,496)
   Net realized gains (losses)....           471,553            25,191
   Change in unrealized gains
     (losses) on investments......        11,622,690         1,707,146
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,571,111         1,724,841
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           974,476            93,332
   Net transfers (including fixed
     account).....................        59,782,304            42,419
   Contract charges...............         (334,651)          (47,022)
   Transfers for contract benefits
     and terminations.............       (3,578,136)       (1,160,102)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        56,843,993       (1,071,373)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        68,415,104           653,468
NET ASSETS:
   Beginning of year..............         9,983,469         9,330,001
                                    ----------------  ----------------
   End of year....................  $     78,398,573  $      9,983,469
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                MIST PIMCO
                                         INFLATION PROTECTED BOND             MIST PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,656,555  $     14,248,598  $      57,226,440  $     34,066,251
   Net realized gains (losses)....        44,720,235        63,569,905         42,284,668         8,990,391
   Change in unrealized gains
     (losses) on investments......     (156,230,192)       (6,836,618)      (175,186,613)       116,050,383
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (105,853,402)        70,981,885       (75,675,505)       159,107,025
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,816,286        37,089,098         23,558,528        78,337,791
   Net transfers (including fixed
     account).....................      (33,502,041)        43,921,625       (36,143,738)       (4,343,112)
   Contract charges...............       (9,760,980)      (10,805,997)       (21,824,762)      (22,953,383)
   Transfers for contract benefits
     and terminations.............      (58,283,070)      (56,743,134)      (130,498,036)     (116,536,293)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (93,729,805)        13,461,592      (164,908,008)      (65,494,997)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............     (199,583,207)        84,443,477      (240,583,513)        93,612,028
NET ASSETS:
   Beginning of year..............     1,021,039,296       936,595,819      2,234,370,461     2,140,758,433
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    821,456,089  $  1,021,039,296  $   1,993,786,948  $  2,234,370,461
                                    ================  ================  =================  ================


                                             MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,682,697  $        111,876  $      30,105,308  $     23,818,738
   Net realized gains (losses)....         4,614,621           453,975          3,348,132         3,201,649
   Change in unrealized gains
     (losses) on investments......        61,555,660        15,646,585       (32,752,219)        39,967,597
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        70,852,978        16,212,436            701,221        66,987,984
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,240,878        44,864,297         95,062,807       151,288,040
   Net transfers (including fixed
     account).....................       (4,702,128)         1,427,489         81,921,721        42,203,327
   Contract charges...............       (2,681,923)       (1,901,589)        (7,949,861)       (6,040,609)
   Transfers for contract benefits
     and terminations.............      (13,997,790)       (9,026,061)       (55,184,071)      (49,923,251)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         6,859,037        35,364,136        113,850,596       137,527,507
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............        77,712,015        51,576,572        114,551,817       204,515,491
NET ASSETS:
   Beginning of year..............       220,043,655       168,467,083        804,777,040       600,261,549
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    297,755,670  $    220,043,655  $     919,328,857  $    804,777,040
                                    ================  ================  =================  ================

                                                                           MIST PYRAMIS
                                      MIST PYRAMIS GOVERNMENT INCOME       MANAGED RISK     MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                    -----------------------------------  ----------------  ----------------------------------
                                          2013              2012             2013 (d)            2013            2012 (b)
                                    ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,187,173  $    (10,117,810)  $        251,733  $    (4,795,245)  $        500,116
   Net realized gains (losses)....         2,758,477          1,490,373         1,330,956         2,079,740         3,101,742
   Change in unrealized gains
     (losses) on investments......      (56,847,411)         18,800,148         1,889,489        31,029,531         3,115,131
                                    ----------------  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (52,901,761)         10,172,711         3,472,178        28,314,026         6,716,989
                                    ----------------  -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        63,436,489        302,268,640        11,152,445        68,362,808       102,099,034
   Net transfers (including fixed
     account).....................     (213,162,045)        203,505,051        64,918,197       161,034,274        84,640,438
   Contract charges...............      (12,240,571)        (8,518,130)         (309,972)       (4,470,986)         (248,694)
   Transfers for contract benefits
     and terminations.............      (38,279,793)       (29,014,385)         (815,619)       (9,919,594)       (1,322,606)
                                    ----------------  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (200,245,920)        468,241,176        74,945,051       215,006,502       185,168,172
                                    ----------------  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (253,147,681)        478,413,887        78,417,229       243,320,528       191,885,161
NET ASSETS:
   Beginning of year..............       968,887,238        490,473,351                --       191,885,161                --
                                    ----------------  -----------------  ----------------  ----------------  ----------------
   End of year....................  $    715,739,557  $     968,887,238  $     78,417,229  $    435,205,689  $    191,885,161
                                    ================  =================  ================  ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                      MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2013              2012               2013               2012
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     15,406,854  $     13,091,362   $       2,717,724  $      1,829,679
   Net realized gains (losses)....        56,799,502        42,136,114          25,386,819        23,356,452
   Change in unrealized gains
     (losses) on investments......        92,923,301        98,280,740          44,458,197        28,469,195
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       165,129,657       153,508,216          72,562,740        53,655,326
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,860,244        46,035,006           5,978,512        21,002,248
   Net transfers (including fixed
     account).....................      (37,705,533)         (195,586)           6,512,325      (12,945,274)
   Contract charges...............      (18,210,457)      (18,086,953)         (4,933,205)       (4,790,029)
   Transfers for contract benefits
     and terminations.............      (64,397,713)      (50,499,266)        (18,680,473)      (17,887,141)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (108,453,459)      (22,746,799)        (11,122,841)      (14,620,196)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets..............        56,676,198       130,761,417          61,439,899        39,035,130
NET ASSETS:
   Beginning of year..............     1,521,502,479     1,390,741,062         448,167,959       409,132,829
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $  1,578,178,677  $  1,521,502,479   $     509,607,858  $    448,167,959
                                    ================  ================   =================  ================

                                                                                        MIST
                                    MIST T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2013              2012                2013              2012
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        274,524  $      (196,934)   $     (7,216,909)  $    (7,430,645)
   Net realized gains (losses)....        12,380,070       (4,291,658)          44,126,921        66,125,790
   Change in unrealized gains
     (losses) on investments......       154,938,541        84,038,159         116,792,789       (7,225,269)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       167,593,135        79,549,567         153,702,801        51,469,876
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,988,896        11,676,417           4,862,681        13,185,984
   Net transfers (including fixed
     account).....................         4,058,593      (16,072,648)        (21,028,467)       (5,883,360)
   Contract charges...............       (3,122,742)       (2,725,048)         (4,805,296)       (4,454,613)
   Transfers for contract benefits
     and terminations.............      (55,363,943)      (42,677,000)        (31,385,247)      (25,927,937)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (46,439,196)      (49,798,279)        (52,356,329)      (23,079,926)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets..............       121,153,939        29,751,288         101,346,472        28,389,950
NET ASSETS:
   Beginning of year..............       536,790,380       507,039,092         467,536,275       439,146,325
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $    657,944,319  $    536,790,380   $     568,882,747  $    467,536,275
                                    ================  ================   =================  ================

                                                   MIST                                  MSF
                                       THIRD AVENUE SMALL CAP VALUE      BAILLIE GIFFORD INTERNATIONAL STOCK
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ------------------------------------
                                          2013              2012                2013              2012
                                    ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,972,508)  $     (4,874,313)   $    (3,165,848)  $       (13,133)
   Net realized gains (losses)....        14,422,998          4,677,378          1,385,436         (385,254)
   Change in unrealized gains
     (losses) on investments......        71,078,415         44,432,620         31,198,214           847,778
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        83,528,905         44,235,685         29,417,802           449,391
                                    ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,497,715          6,340,050          1,422,162             3,449
   Net transfers (including fixed
     account).....................      (16,141,981)       (30,637,666)        282,688,482            78,870
   Contract charges...............       (2,257,569)        (2,277,977)        (2,205,156)             (851)
   Transfers for contract benefits
     and terminations.............      (24,465,425)       (20,652,202)       (10,455,850)         (748,795)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (40,367,260)       (47,227,795)        271,449,638         (667,327)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        43,161,645        (2,992,110)        300,867,440         (217,936)
NET ASSETS:
   Beginning of year..............       287,540,317        290,532,427          2,585,607         2,803,543
                                    ----------------  -----------------   ----------------  ----------------
   End of year....................  $    330,701,962  $     287,540,317   $    303,453,047  $      2,585,607
                                    ================  =================   ================  ================


                                     MSF BARCLAYS AGGREGATE BOND INDEX
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2013              2012
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       2,684,004  $      2,743,171
   Net realized gains (losses)....          (145,067)           313,783
   Change in unrealized gains
     (losses) on investments......        (8,883,122)         (228,315)
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (6,344,185)         2,828,639
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         11,149,289         8,092,766
   Net transfers (including fixed
     account).....................         15,951,296        18,316,110
   Contract charges...............        (1,698,851)       (1,557,565)
   Transfers for contract benefits
     and terminations.............        (8,039,466)       (6,300,163)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         17,362,268        18,551,148
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............         11,018,083        21,379,787
NET ASSETS:
   Beginning of year..............        151,553,766       130,173,979
                                    -----------------  ----------------
   End of year....................  $     162,571,849  $    151,553,766
                                    =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                        MSF
                                         MSF BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,256,228  $        421,147  $      (112,438)  $      (164,210)
   Net realized gains (losses)....         1,515,855           610,488           691,188           625,272
   Change in unrealized gains
     (losses) on investments......       (4,322,733)         1,764,307         3,229,055         1,002,738
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,550,650)         2,795,942         3,807,805         1,463,800
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,100,261         7,467,492         1,032,741         1,584,174
   Net transfers (including fixed
     account).....................         1,673,798         3,261,765          (69,939)       (1,606,379)
   Contract charges...............         (567,749)         (523,968)         (108,766)          (99,934)
   Transfers for contract benefits
     and terminations.............       (5,292,686)       (4,651,283)       (1,221,109)         (858,701)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           913,624         5,554,006         (367,073)         (980,840)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (637,026)         8,349,948         3,440,732           482,960
NET ASSETS:
   Beginning of year..............        57,888,933        49,538,985        11,831,610        11,348,650
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,251,907  $     57,888,933  $     15,272,342  $     11,831,610
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE        MSF BLACKROCK MONEY MARKET
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,769  $          7,990  $    (8,012,597)  $    (9,036,407)
   Net realized gains (losses)....           196,427           387,537                --                --
   Change in unrealized gains
     (losses) on investments......           706,190          (36,111)                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           904,386           359,416       (8,012,597)       (9,036,407)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           170,505           199,805        35,808,232        73,504,419
   Net transfers (including fixed
     account).....................           180,009         (190,041)       (7,315,471)       (7,665,689)
   Contract charges...............             (147)             (160)       (5,349,795)       (5,431,164)
   Transfers for contract benefits
     and terminations.............         (439,359)         (282,152)     (122,897,380)     (115,886,270)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (88,992)         (272,548)      (99,754,414)      (55,478,704)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           815,394            86,868     (107,767,011)      (64,515,111)
NET ASSETS:
   Beginning of year..............         2,977,532         2,890,664       569,109,901       633,625,012
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      3,792,926  $      2,977,532  $    461,342,890  $    569,109,901
                                    ================  ================  ================  ================

                                                                          MSF FRONTIER
                                          MSF DAVIS VENTURE VALUE        MID CAP GROWTH           MSF JENNISON GROWTH
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2013              2012            2013 (d)            2013              2012
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,024,413)  $    (5,420,518)  $      (897,791)  $    (7,335,002)  $    (6,766,082)
   Net realized gains (losses)....        40,523,317        16,667,444         1,222,819        20,299,862        52,244,975
   Change in unrealized gains
     (losses) on investments......       130,538,788        50,920,457        14,503,587       145,943,839      (18,349,887)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       169,037,692        62,167,383        14,828,615       158,908,699        27,129,006
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,918,436        14,661,575           339,204         3,447,603        10,762,342
   Net transfers (including fixed
     account).....................      (37,323,562)      (59,639,705)        73,026,037       (2,923,592)       213,225,860
   Contract charges...............       (4,862,149)       (5,059,157)         (461,156)       (3,962,178)       (3,408,013)
   Transfers for contract benefits
     and terminations.............      (46,536,304)      (38,956,468)       (4,081,537)      (38,611,159)      (27,116,459)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (82,803,579)      (88,993,755)        68,822,548      (42,049,326)       193,463,730
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        86,234,113      (26,826,372)        83,651,163       116,859,373       220,592,736
NET ASSETS:
   Beginning of year..............       572,327,325       599,153,697                --       468,764,846       248,172,110
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $    658,561,438  $    572,327,325  $     83,651,163  $    585,624,219  $    468,764,846
                                    ================  ================  ================  ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                         MSF
                                     MSF LOOMIS SAYLES SMALL CAP CORE      LOOMIS SAYLES SMALL CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2013              2012               2013            2012 (b)
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (200,052)  $       (204,728)  $        (1,411)  $          (109)
   Net realized gains (losses)....         1,982,997            586,780            10,812                 1
   Change in unrealized gains
     (losses) on investments......         2,464,698            882,105            37,804             1,023
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         4,247,643          1,264,157            47,205               915
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           344,417          1,667,845            71,019            37,207
   Net transfers (including fixed
     account).....................       (1,074,960)          (236,709)            72,654             2,807
   Contract charges...............         (173,285)          (146,127)             (292)                --
   Transfers for contract benefits
     and terminations.............       (1,065,267)          (534,188)           (4,711)               (2)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (1,969,095)            750,821           138,670            40,012
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         2,278,548          2,014,978           185,875            40,927
NET ASSETS:
   Beginning of year..............        12,332,225         10,317,247            40,927                --
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     14,610,773  $      12,332,225  $        226,802  $         40,927
                                    ================  =================  ================  ================

                                                                                MSF MET/DIMENSIONAL
                                      MSF MET/ARTISAN MID CAP VALUE         INTERNATIONAL SMALL COMPANY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,081,656)  $    (1,777,619)  $          75,530  $        301,440
   Net realized gains (losses)....         2,704,503       (3,905,883)          2,053,871         3,990,436
   Change in unrealized gains
     (losses) on investments......        71,939,639        26,191,820         11,472,763         3,392,556
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        72,562,486        20,508,318         13,602,164         7,684,432
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,406,731         4,670,705            946,915         2,031,164
   Net transfers (including fixed
     account).....................        15,760,862       (4,614,193)          2,187,268       (1,495,504)
   Contract charges...............       (1,572,787)       (1,472,349)          (559,879)         (519,052)
   Transfers for contract benefits
     and terminations.............      (20,643,858)      (17,348,925)        (2,632,342)       (2,307,911)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,049,052)      (18,764,762)           (58,038)       (2,291,303)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............        68,513,434         1,743,556         13,544,126         5,393,129
NET ASSETS:
   Beginning of year..............       217,257,576       215,514,020         52,618,293        47,225,164
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    285,771,010  $    217,257,576  $      66,162,419  $     52,618,293
                                    ================  ================  =================  ================

                                                                                      MSF METLIFE
                                    MSF METLIFE CONSERVATIVE ALLOCATION   CONSERVATIVE TO MODERATE ALLOCATION
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2013               2012               2013              2012
                                    -----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         123,598  $        152,780   $         60,178  $         85,571
   Net realized gains (losses)....            324,295           493,943            205,663           122,762
   Change in unrealized gains
     (losses) on investments......          (227,599)            57,363            395,866           444,706
                                    -----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            220,294           704,086            661,707           653,039
                                    -----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                 --            26,093                 --             7,045
   Net transfers (including fixed
     account).....................          (726,171)         (539,314)            151,035           495,113
   Contract charges...............           (83,224)          (83,156)           (63,032)          (61,615)
   Transfers for contract benefits
     and terminations.............        (1,568,517)         (848,031)          (594,121)         (660,740)
                                    -----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (2,377,912)       (1,444,408)          (506,118)         (220,197)
                                    -----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............        (2,157,618)         (740,322)            155,589           432,842
NET ASSETS:
   Beginning of year..............          9,655,026        10,395,348          7,576,787         7,143,945
                                    -----------------  ----------------   ----------------  ----------------
   End of year....................  $       7,497,408  $      9,655,026   $      7,732,376  $      7,576,787
                                    =================  ================   ================  ================


                                      MSF METLIFE MID CAP STOCK INDEX
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2013               2012
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (566,013)  $      (572,617)
   Net realized gains (losses)....          6,964,753         4,370,936
   Change in unrealized gains
     (losses) on investments......         23,599,476         8,138,980
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         29,998,216        11,937,299
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,805,517         5,096,199
   Net transfers (including fixed
     account).....................          9,018,341       (1,239,620)
   Contract charges...............          (966,588)         (736,669)
   Transfers for contract benefits
     and terminations.............        (4,961,109)       (3,873,437)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          6,896,161         (753,527)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............         36,894,377        11,183,772
NET ASSETS:
   Beginning of year..............         88,989,701        77,805,929
                                    -----------------  ----------------
   End of year....................  $     125,884,078  $     88,989,701
                                    =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                    MSF METLIFE
                                      MSF METLIFE MODERATE ALLOCATION    MODERATE TO AGGRESSIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        111,426  $        277,463  $      (147,761)  $         87,401
   Net realized gains (losses)....         1,018,931           338,723           927,158          (18,329)
   Change in unrealized gains
     (losses) on investments......         5,244,250         3,990,206        10,180,246         6,305,708
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         6,374,607         4,606,392        10,959,643         6,374,780
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           333,489           235,760           209,284           490,083
   Net transfers (including fixed
     account).....................           189,896       (2,028,081)       (1,014,032)         (857,665)
   Contract charges...............         (368,244)         (397,645)         (511,319)         (518,714)
   Transfers for contract benefits
     and terminations.............       (3,563,775)       (5,009,708)       (4,103,646)       (2,489,601)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,408,634)       (7,199,674)       (5,419,713)       (3,375,897)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,965,973       (2,593,282)         5,539,930         2,998,883
NET ASSETS:
   Beginning of year..............        41,689,448        44,282,730        51,720,857        48,721,974
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     44,655,421  $     41,689,448  $     57,260,787  $     51,720,857
                                    ================  ================  ================  ================


                                          MSF METLIFE STOCK INDEX              MSF MFS TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        126,616  $      (576,725)  $        297,490  $        424,862
   Net realized gains (losses)....        23,490,755        16,988,226           439,651         (156,072)
   Change in unrealized gains
     (losses) on investments......       106,939,595        36,899,374         5,520,960         3,058,830
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       130,556,966        53,310,875         6,258,101         3,327,620
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,905,483        13,972,783         2,347,250         2,818,361
   Net transfers (including fixed
     account).....................        10,729,964        52,688,716         5,946,371         (315,421)
   Contract charges...............       (3,364,435)       (2,778,637)         (195,752)         (109,645)
   Transfers for contract benefits
     and terminations.............      (33,312,519)      (26,428,489)       (3,656,176)       (6,767,115)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,041,507)        37,454,373         4,441,693       (4,373,820)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       114,515,459        90,765,248        10,699,794       (1,046,200)
NET ASSETS:
   Beginning of year..............       446,759,028       355,993,780        35,344,618        36,390,818
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    561,274,487  $    446,759,028  $     46,044,412  $     35,344,618
                                    ================  ================  ================  ================


                                               MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2013             2012              2013              2012
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,920,146)  $       114,295  $      1,388,628  $      1,054,723
   Net realized gains (losses)....         5,190,690        1,137,911         1,008,944         (680,643)
   Change in unrealized gains
     (losses) on investments......        43,048,658        5,105,739        15,456,919        11,210,227
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        46,319,202        6,357,945        17,854,491        11,584,307
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,226,292        4,333,740         3,337,616         5,049,892
   Net transfers (including fixed
     account).....................       176,696,995      (2,214,337)        14,653,612         (493,052)
   Contract charges...............       (1,727,489)        (405,280)         (946,782)         (714,896)
   Transfers for contract benefits
     and terminations.............      (12,316,297)      (3,551,720)       (4,106,316)       (3,180,913)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       165,879,501      (1,837,597)        12,938,130           661,031
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       212,198,703        4,520,348        30,792,621        12,245,338
NET ASSETS:
   Beginning of year..............        48,275,261       43,754,913        81,404,548        69,159,210
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    260,473,964  $    48,275,261  $    112,197,169  $     81,404,548
                                    ================  ===============  ================  ================


                                      MSF NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,702,008)  $      (124,305)
   Net realized gains (losses)....         2,307,614         (160,855)
   Change in unrealized gains
     (losses) on investments......        36,584,374         1,235,418
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        37,189,980           950,258
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,534,745         1,660,390
   Net transfers (including fixed
     account).....................       130,824,603       (1,236,464)
   Contract charges...............         (883,958)          (14,681)
   Transfers for contract benefits
     and terminations.............       (8,216,818)         (827,588)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       123,258,572         (418,343)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       160,448,552           531,915
NET ASSETS:
   Beginning of year..............        11,798,908        11,266,993
                                    ----------------  ----------------
   End of year....................  $    172,247,460  $     11,798,908
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                       MSF
                                          MSF RUSSELL 2000 INDEX         T. ROWE PRICE LARGE CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (279,727)  $      (489,405)  $    (1,361,307)  $       (26,562)
   Net realized gains (losses)....         2,980,519         3,012,181         1,274,164           134,449
   Change in unrealized gains
     (losses) on investments......        32,072,788         8,632,997        29,734,972           129,142
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        34,773,580        11,155,773        29,647,829           237,029
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,036,517         4,246,140         1,216,598             3,080
   Net transfers (including fixed
     account).....................        17,108,088        16,541,440       125,845,085           255,979
   Contract charges...............         (979,907)         (752,572)         (670,738)             (569)
   Transfers for contract benefits
     and terminations.............       (4,618,795)       (3,521,274)       (5,610,315)         (459,528)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        14,545,903        16,513,734       120,780,630         (201,038)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        49,319,483        27,669,507       150,428,459            35,991
NET ASSETS:
   Beginning of year..............        91,750,975        64,081,468         1,501,612         1,465,621
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    141,070,458  $     91,750,975  $    151,930,071  $      1,501,612
                                    ================  ================  ================  ================

                                                   MSF                                 MSF
                                     T. ROWE PRICE SMALL CAP GROWTH     VAN ECK GLOBAL NATURAL RESOURCES
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (118,410)  $      (120,658)  $      (992,724)  $    (1,735,261)
   Net realized gains (losses)....         1,190,765         1,108,096       (2,668,683)         5,438,424
   Change in unrealized gains
     (losses) on investments......         2,047,671            44,932        13,797,608       (1,471,349)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,120,026         1,032,370        10,136,201         2,231,814
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           217,643           162,113           944,635         3,689,394
   Net transfers (including fixed
     account).....................            76,680         (200,702)      (11,189,728)         4,851,544
   Contract charges...............          (65,804)          (62,062)       (1,460,573)       (1,484,490)
   Transfers for contract benefits
     and terminations.............         (634,727)         (622,866)       (3,878,019)       (3,724,214)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (406,208)         (723,517)      (15,583,685)         3,332,234
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,713,818           308,853       (5,447,484)         5,564,048
NET ASSETS:
   Beginning of year..............         7,808,995         7,500,142       111,896,983       106,332,935
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,522,813  $      7,808,995  $    106,449,499  $    111,896,983
                                    ================  ================  ================  ================

                                                MSF WESTERN
                                     ASSET MANAGEMENT U.S. GOVERNMENT        NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,546,993  $      1,122,805  $           (53)  $           (52)
   Net realized gains (losses)....            12,769           531,096               749               348
   Change in unrealized gains
     (losses) on investments......       (8,825,000)         2,934,349             2,197               363
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,265,238)         4,588,250             2,893               659
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,581,036        39,776,656                --                --
   Net transfers (including fixed
     account).....................       (7,036,962)         8,514,246                --                --
   Contract charges...............       (3,057,823)       (2,890,949)                --                --
   Transfers for contract benefits
     and terminations.............      (21,660,910)      (22,207,896)               (3)               (1)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,174,659)        23,192,057               (3)               (1)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (21,439,897)        27,780,307             2,890               658
NET ASSETS:
   Beginning of year..............       313,310,285       285,529,978             8,101             7,443
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    291,870,388  $    313,310,285  $         10,991  $          8,101
                                    ================  ================  ================  ================


                                        OPPENHEIMER VA CORE BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            335  $            311
   Net realized gains (losses)....             (126)             (598)
   Change in unrealized gains
     (losses) on investments......             (342)             1,084
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             (133)               797
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (279)           (1,889)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (279)           (1,889)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (412)           (1,092)
NET ASSETS:
   Beginning of year..............             9,058            10,150
                                    ----------------  ----------------
   End of year....................  $          8,646  $          9,058
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                             OPPENHEIMER VA
                                         GLOBAL STRATEGIC INCOME            OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            164  $            199  $          (280)  $           (512)
   Net realized gains (losses)....                 8                54             1,403              4,748
   Change in unrealized gains
     (losses) on investments......             (240)               229            23,373             10,567
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (68)               482            24,496             14,803
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                 --
   Net transfers (including fixed
     account).....................                --                 5                --                 --
   Contract charges...............                --                --                --                 --
   Transfers for contract benefits
     and terminations.............               (2)                --           (4,120)           (38,440)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......               (2)                 5           (4,120)           (38,440)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............              (70)               487            20,376           (23,637)
NET ASSETS:
   Beginning of year..............             4,562             4,075            83,663            107,300
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $          4,492  $          4,562  $        104,039  $          83,663
                                    ================  ================  ================  =================

                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP                OPPENHEIMER VA MONEY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (725,297)  $      (928,472)  $          (102)  $        (1,590)
   Net realized gains (losses)....         6,330,488         1,063,609                --                --
   Change in unrealized gains
     (losses) on investments......        30,298,071        13,086,051                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        35,903,262        13,221,188             (102)           (1,590)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,423,119         7,613,898                --                --
   Net transfers (including fixed
     account).....................       (9,338,929)       (1,388,199)                --                --
   Contract charges...............       (1,036,361)         (862,843)                --                --
   Transfers for contract benefits
     and terminations.............       (5,997,839)       (3,986,210)         (108,863)             (154)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,950,010)         1,376,646         (108,863)             (154)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        26,953,252        14,597,834         (108,965)           (1,744)
NET ASSETS:
   Beginning of year..............        96,092,155        81,494,321           112,965           114,709
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    123,045,407  $     96,092,155  $          4,000  $        112,965
                                    ================  ================  ================  ================


                                       PIONEER VCT DISCIPLINED VALUE       PIONEER VCT EMERGING MARKETS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,598  $       (11,306)  $         (4,954)  $       (11,558)
   Net realized gains (losses)....           284,647            39,918              (140)            25,278
   Change in unrealized gains
     (losses) on investments......           226,657           154,904           (21,981)            54,203
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           512,902           183,516           (27,075)            67,923
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,355             3,689              1,280             3,564
   Net transfers (including fixed
     account).....................         (515,063)           (8,654)             14,296            97,437
   Contract charges...............          (26,379)          (24,154)            (8,404)           (8,283)
   Transfers for contract benefits
     and terminations.............         (107,501)          (53,735)           (49,534)          (75,321)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (646,588)          (82,854)           (42,362)            17,397
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         (133,686)           100,662           (69,437)            85,320
NET ASSETS:
   Beginning of year..............         2,136,823         2,036,161            791,020           705,700
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $      2,003,137  $      2,136,823  $         721,583  $        791,020
                                    ================  ================  =================  ================


                                         PIONEER VCT EQUITY INCOME
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          3,468  $         11,313
   Net realized gains (losses)....            17,885             4,300
   Change in unrealized gains
     (losses) on investments......           119,241            22,355
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           140,594            37,968
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,835             3,646
   Net transfers (including fixed
     account).....................          (47,268)           142,735
   Contract charges...............           (6,096)           (5,521)
   Transfers for contract benefits
     and terminations.............           (1,161)           (1,130)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (51,690)           139,730
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            88,904           177,698
NET ASSETS:
   Beginning of year..............           548,970           371,272
                                    ----------------  ----------------
   End of year....................  $        637,874  $        548,970
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                 PIONEER VCT                           PIONEER VCT
                                         IBBOTSON GROWTH ALLOCATION           IBBOTSON MODERATE ALLOCATION
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                           2013               2012               2013              2012
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          22,729  $          19,019  $        228,243  $        255,252
   Net realized gains (losses).....            774,226            369,421           856,488           292,055
   Change in unrealized gains
     (losses) on investments.......          2,367,042          1,375,293         2,920,605         2,023,933
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,163,997          1,763,733         4,005,336         2,571,240
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             85,890            641,966           148,361           195,281
   Net transfers (including fixed
     account)......................            268,913          (586,915)         (864,929)           603,458
   Contract charges................          (180,697)          (176,884)         (364,481)         (347,432)
   Transfers for contract benefits
     and terminations..............        (1,602,862)          (271,037)       (1,164,852)         (549,849)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,428,756)          (392,870)       (2,245,901)          (98,542)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          1,735,241          1,370,863         1,759,435         2,472,698
NET ASSETS:
   Beginning of year...............         19,107,227         17,736,364        28,441,628        25,968,930
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      20,842,468  $      19,107,227  $     30,201,063  $     28,441,628
                                     =================  =================  ================  ================


                                           PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2013               2012               2013               2012
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (422,216)  $       (308,091)  $           1,359  $           1,265
   Net realized gains (losses).....            856,609           (22,002)             18,057             26,262
   Change in unrealized gains
     (losses) on investments.......         16,961,029          4,990,668           (19,131)              8,731
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         17,395,422          4,660,575                285             36,258
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,065,892          7,895,929                895              1,012
   Net transfers (including fixed
     account)......................        (2,540,776)            302,978             17,963              3,518
   Contract charges................          (481,800)          (363,551)            (2,841)            (2,765)
   Transfers for contract benefits
     and terminations..............        (3,983,623)        (5,196,081)            (1,163)           (52,356)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,940,307)          2,639,275             14,854           (50,591)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         15,455,115          7,299,850             15,139           (14,333)
NET ASSETS:
   Beginning of year...............         56,444,927         49,145,077            237,514            251,847
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      71,900,042  $      56,444,927  $         252,653  $         237,514
                                     =================  =================  =================  =================


                                         T. ROWE PRICE GROWTH STOCK         T. ROWE PRICE INTERNATIONAL STOCK
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                           2013               2012               2013              2012
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (60,820)  $        (47,423)  $            503  $          2,166
   Net realized gains (losses).....            357,589            237,825            10,324           (5,645)
   Change in unrealized gains
     (losses) on investments.......          2,047,793            849,311            71,247           113,047
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,344,562          1,039,713            82,074           109,568
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            219,130            218,037            21,103            27,542
   Net transfers (including fixed
     account)......................          (113,852)          (456,841)           (7,638)         (158,822)
   Contract charges................            (1,536)            (1,517)             (151)             (158)
   Transfers for contract benefits
     and terminations..............          (513,697)          (410,744)          (79,868)          (43,778)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (409,955)          (651,065)          (66,554)         (175,216)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          1,934,607            388,648            15,520          (65,648)
NET ASSETS:
   Beginning of year...............          6,404,585          6,015,937           639,881           705,529
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $       8,339,192  $       6,404,585  $        655,401  $        639,881
                                     =================  =================  ================  ================


                                         T. ROWE PRICE PRIME RESERVE
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (6,339)  $        (7,879)
   Net realized gains (losses).....                --                --
   Change in unrealized gains
     (losses) on investments.......                --                --
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (6,339)           (7,879)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               208               301
   Net transfers (including fixed
     account)......................          (93,657)         (199,272)
   Contract charges................             (155)             (187)
   Transfers for contract benefits
     and terminations..............          (64,754)          (43,573)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (158,358)         (242,731)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (164,697)         (250,610)
NET ASSETS:
   Beginning of year...............           723,146           973,756
                                     ----------------  ----------------
   End of year.....................  $        558,449  $        723,146
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                                        UIF U.S. REAL ESTATE
                                                                                                             SUB-ACCOUNT
                                                                                                ------------------------------------
                                                                                                       2013               2012
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $       (322,967)  $       (505,482)
   Net realized gains (losses)................................................................           (34,211)          (531,267)
   Change in unrealized gains
     (losses) on investments..................................................................            392,749         11,927,777
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.......................................................................             35,571         10,891,028
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.....................................................................         11,431,975         13,220,555
   Net transfers (including fixed
     account).................................................................................          5,853,586            684,788
   Contract charges...........................................................................          (713,884)          (537,546)
   Transfers for contract benefits
     and terminations.........................................................................        (6,390,221)       (10,065,780)
                                                                                                -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.................................................................         10,181,456          3,302,017
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets.........................................................................         10,217,027         14,193,045
NET ASSETS:
   Beginning of year..........................................................................         90,757,950         76,564,905
                                                                                                -----------------  -----------------
   End of year................................................................................  $     100,974,977  $      90,757,950
                                                                                                =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
           OF METLIFE INVESTORS USA INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

In the second quarter of 2013, MetLife, Inc. announced its plans to merge into MetLife Insurance Company of Connecticut ("MICC"), as the surviving entity, two United States ("U.S.")-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company, which is expected to be renamed and domiciled in Delaware (the "Mergers"). The companies to be merged into MICC consist of the Company and MetLife Investors Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
DWS Variable Series I ("DWS I")                            Neuberger Berman Equity Funds ("Neuberger Berman")
Federated Insurance Series ("Federated")                   Oppenheimer Variable Account Funds
Fidelity Variable Insurance Products ("Fidelity VIP")        ("Oppenheimer VA")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         T. Rowe Price International Funds, Inc.
Legg Mason Partners Variable Equity Trust                  T. Rowe Price Prime Reserve Fund, Inc.
   ("LMPVET")                                              The Alger Portfolios ("Alger")
Legg Mason Partners Variable Income Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2013:

Alger Small Cap Growth Sub-Account                       LMPVET ClearBridge Variable Large Cap Value
American Funds Bond Sub-Account                             Sub-Account
American Funds Global Growth Sub-Account                 LMPVET ClearBridge Variable Small Cap Growth
American Funds Global Small Capitalization                  Sub-Account
   Sub-Account                                           LMPVET Investment Counsel Variable Social
American Funds Growth Sub-Account                           Awareness Sub-Account
American Funds Growth-Income Sub-Account                 LMPVET Variable Lifestyle Allocation 50%
DWS I International Sub-Account                             Sub-Account
Federated High Income Bond Sub-Account                   LMPVET Variable Lifestyle Allocation 70%
Federated Kaufman Sub-Account                               Sub-Account
Fidelity VIP Asset Manager Sub-Account                   LMPVET Variable Lifestyle Allocation 85%
Fidelity VIP Contrafund Sub-Account (a)                     Sub-Account
Fidelity VIP Equity-Income Sub-Account                   LMPVIT Western Asset Variable Global High Yield
Fidelity VIP FundsManager 50% Sub-Account                   Bond Sub-Account
Fidelity VIP FundsManager 60% Sub-Account                MFS VIT Investors Trust Sub-Account
Fidelity VIP Growth Sub-Account                          MFS VIT New Discovery Sub-Account
Fidelity VIP Index 500 Sub-Account                       MFS VIT Research Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST AllianceBernstein Global Dynamic Allocation
Fidelity VIP Money Market Sub-Account (a)                   Sub-Account
Fidelity VIP Overseas Sub-Account                        MIST American Funds Balanced Allocation
FTVIPT Franklin Income Securities Sub-Account               Sub-Account
FTVIPT Franklin Small Cap Value Securities               MIST American Funds Growth Allocation
   Sub-Account                                              Sub-Account
FTVIPT Mutual Shares Securities Sub-Account              MIST American Funds Growth Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account          MIST American Funds Moderate Allocation
FTVIPT Templeton Global Bond Securities Sub-Account         Sub-Account
Invesco V.I. American Franchise Sub-Account              MIST AQR Global Risk Balanced Sub-Account
Invesco V.I. American Value Sub-Account                  MIST BlackRock Global Tactical Strategies
Invesco V.I. Core Equity Sub-Account                        Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST BlackRock High Yield Sub-Account (a)
Invesco V.I. Global Real Estate Sub-Account              MIST BlackRock Large Cap Core Sub-Account (a)
Invesco V.I. Growth and Income Sub-Account (a)           MIST Clarion Global Real Estate Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST ClearBridge Aggressive Growth Sub-Account
Janus Aspen Global Research Sub-Account                  MIST ClearBridge Aggressive Growth II
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account (a)
   Sub-Account (a)                                       MIST Goldman Sachs Mid Cap Value Sub-Account
LMPVET ClearBridge Variable All Cap Value                MIST Harris Oakmark International Sub-Account (a)
   Sub-Account                                           MIST Invesco Balanced-Risk Allocation Sub-Account
LMPVET ClearBridge Variable Appreciation                 MIST Invesco Comstock Sub-Account
   Sub-Account                                           MIST Invesco Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Equity Income                MIST Invesco Small Cap Growth Sub-Account (a)
   Sub-Account (a)                                       MIST JPMorgan Core Bond Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST JPMorgan Global Active Allocation
   Sub-Account                                              Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST JPMorgan Small Cap Value Sub-Account (a)              MSF Met/Artisan Mid Cap Value Sub-Account (a)
MIST Loomis Sayles Global Markets Sub-Account              MSF Met/Dimensional International Small Company
MIST Lord Abbett Bond Debenture Sub-Account (a)              Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account             MSF MetLife Conservative Allocation Sub-Account
MIST Met/Franklin Low Duration Total Return                MSF MetLife Conservative to Moderate Allocation
   Sub-Account                                               Sub-Account
MIST Met/Templeton International Bond Sub-Account          MSF MetLife Mid Cap Stock Index Sub-Account (a)
MIST MetLife Aggressive Strategy Sub-Account               MSF MetLife Moderate Allocation Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF MetLife Moderate to Aggressive Allocation
MIST MetLife Balanced Strategy Sub-Account                   Sub-Account
MIST MetLife Defensive Strategy Sub-Account                MSF MetLife Stock Index Sub-Account (a)
MIST MetLife Growth Strategy Sub-Account                   MSF MFS Total Return Sub-Account (a)
MIST MetLife Moderate Strategy Sub-Account                 MSF MFS Value Sub-Account (a)
MIST MetLife Multi-Index Targeted Risk                     MSF MSCI EAFE Index Sub-Account (a)
   Sub-Account                                             MSF Neuberger Berman Genesis Sub-Account (a)
MIST MFS Emerging Markets Equity Sub-Account               MSF Russell 2000 Index Sub-Account (a)
MIST MFS Research International Sub-Account (a)            MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST Oppenheimer Global Equity Sub-Account                 MSF Van Eck Global Natural Resources Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account            MSF Western Asset Management U.S. Government
MIST PIMCO Total Return Sub-Account (a)                      Sub-Account (a)
MIST Pioneer Fund Sub-Account (a)                          Neuberger Berman Genesis Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)              Oppenheimer VA Core Bond Sub-Account
MIST Pyramis Government Income Sub-Account                 Oppenheimer VA Global Strategic Income
MIST Pyramis Managed Risk Portfolio Sub-Account (b)          Sub-Account
MIST Schroders Global Multi-Asset Sub-Account              Oppenheimer VA Main Street Sub-Account
MIST SSgA Growth and Income ETF Sub-Account                Oppenheimer VA Main Street Small Cap
MIST SSgA Growth ETF Sub-Account                             Sub-Account (a)
MIST T. Rowe Price Large Cap Value Sub-Account (a)         Oppenheimer VA Money Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account              Pioneer VCT Disciplined Value Sub-Account
MIST Third Avenue Small Cap Value Sub-Account (a)          Pioneer VCT Emerging Markets Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    Pioneer VCT Equity Income Sub-Account
MSF Barclays Aggregate Bond Index Sub-Account (a)          Pioneer VCT Ibbotson Growth Allocation Sub-Account
MSF BlackRock Bond Income Sub-Account (a)                  Pioneer VCT Ibbotson Moderate Allocation
MSF BlackRock Capital Appreciation Sub-Account (a)           Sub-Account
MSF BlackRock Large Cap Value Sub-Account                  Pioneer VCT Mid Cap Value Sub-Account
MSF BlackRock Money Market Sub-Account (a)                 Pioneer VCT Real Estate Shares Sub-Account
MSF Davis Venture Value Sub-Account (a)                    T. Rowe Price Growth Stock Sub-Account
MSF Frontier Mid Cap Growth Sub-Account (b)                T. Rowe Price International Stock Sub-Account
MSF Jennison Growth Sub-Account (a)                        T. Rowe Price Prime Reserve Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               UIF U.S. Real Estate Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2013:

MIST American Funds International Sub-Account         MIST MLA Mid Cap Sub-Account
MIST Jennison Large Cap Equity Sub-Account            MIST RCM Technology Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account           MIST Turner Mid Cap Growth Sub-Account
MIST Met/Franklin Templeton Founding Strategy         MSF FI Value Leaders Sub-Account
   Sub-Account                                        (MSF) Oppenheimer Global Equity Portfolio

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Name                                               New Name

Invesco Van Kampen V.I. American Franchise Fund           Invesco V.I. American Franchise Fund
Invesco Van Kampen V.I. American Value Fund               Invesco V.I. American Value Fund
Invesco Van Kampen V.I. Equity and Income Fund            Invesco V.I. Equity and Income Fund
Invesco Van Kampen V.I. Growth and Income Fund            Invesco V.I. Growth and Income Fund
Janus Aspen Series Worldwide Portfolio                    Janus Aspen Series Global Research Portfolio
Legg Mason ClearBridge Variable Aggressive Growth         ClearBridge Variable Aggressive Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Appreciation              ClearBridge Variable Appreciation Portfolio
   Portfolio
Legg Mason ClearBridge Variable Equity Income             ClearBridge Variable Equity Income Portfolio
   Builder Portfolio
Legg Mason ClearBridge Variable Fundamental All           ClearBridge Variable All Cap Value Portfolio
   Cap Value Portfolio
Legg Mason ClearBridge Variable Large Cap Growth          ClearBridge Variable Large Cap Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Large Cap Value           ClearBridge Variable Large Cap Value Portfolio
   Portfolio
Legg Mason ClearBridge Variable Small Cap Growth          ClearBridge Variable Small Cap Growth Portfolio
   Portfolio
Legg Mason Western Asset Variable Global High Yield       Western Asset Variable Global High Yield Bond
   Bond Portfolio                                           Portfolio
(MIST) American Funds Bond Portfolio                      (MIST) JPMorgan Core Bond Portfolio
(MIST) Dreman Small Cap Value Portfolio                   (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Portfolio                              (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth           (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio                (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                 (MIST) Oppenheimer Global Equity Portfolio (a)
(MIST) Van Kampen Comstock Portfolio                      (MIST) Invesco Comstock Portfolio
(MSF) Barclays Capital Aggregate Bond Index               (MSF) Barclays Aggregate Bond Index Portfolio
   Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio         (MSF) BlackRock Capital Appreciation Portfolio
Oppenheimer Main Street Small- & Mid-Cap Fund/VA          Oppenheimer Main Street Small Cap Fund/VA
Pioneer Fundamental Value VCT Portfolio                   Pioneer Disciplined Value VCT Portfolio

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


MERGERS:

Former Portfolio                                           New Portfolio

(MIST) American Funds International Portfolio              (MSF) Baillie Gifford International Stock Portfolio
(MIST) Jennison Large Cap Equity Portfolio                 (MSF) Jennison Growth Portfolio
(MIST) Met/Franklin Mutual Shares Portfolio                (MSF) MFS Value Portfolio
(MIST) Met/Franklin Templeton Founding Strategy            (MIST) MetLife Growth Strategy Portfolio
   Portfolio
(MIST) MLA Mid Cap Portfolio                               (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                            (MSF) T. Rowe Price Large Cap Growth Portfolio
(MIST) Turner Mid Cap Growth Portfolio                     (MSF) Frontier Mid Cap Growth Portfolio
(MSF) FI Value Leaders Portfolio                           (MSF) MFS Value Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)              (MIST) Met/Templeton Growth Portfolio (a)

a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, Oppenheimer Funds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Sub-Account presented in the financial statements reflect the historical results of MSF Oppenheimer Global Equity Sub-Account prior to the merger, and the combined results thereafter.


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION -- (CONCLUDED)
The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013                DECEMBER 31, 2013
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      1,953,805        57,250,154         8,367,037        6,625,484
     American Funds Bond Sub-Account............................     13,775,531       147,139,916        21,831,559        7,389,905
     American Funds Global Growth Sub-Account...................     10,522,269       223,509,854        12,990,684       18,551,511
     American Funds Global Small Capitalization Sub-Account.....      4,918,180        95,041,858        10,469,150       11,712,314
     American Funds Growth Sub-Account..........................     10,989,996       574,188,815        23,270,824       62,728,487
     American Funds Growth-Income Sub-Account...................      7,704,764       274,807,285        11,909,004       33,145,087
     DWS I International Sub-Account............................      2,052,186        20,756,206         1,433,339        2,082,585
     Federated High Income Bond Sub-Account.....................          3,660            25,725             1,732              468
     Federated Kaufman Sub-Account..............................          2,337            31,003             3,265            1,661
     Fidelity VIP Asset Manager Sub-Account.....................      5,120,330        78,221,722         1,832,124       10,277,909
     Fidelity VIP Contrafund Sub-Account........................     17,856,406       423,701,254        46,928,007       47,735,664
     Fidelity VIP Equity-Income Sub-Account.....................        255,672         5,773,353           567,078        1,049,969
     Fidelity VIP FundsManager 50% Sub-Account..................    169,341,698     1,893,521,701     1,448,712,994               --
     Fidelity VIP FundsManager 60% Sub-Account..................    341,365,269     3,336,110,670       184,779,786      215,424,352
     Fidelity VIP Growth Sub-Account............................      2,904,593       109,545,186         1,267,314       18,047,059
     Fidelity VIP Index 500 Sub-Account.........................        374,026        48,066,934         1,890,733        9,575,024
     Fidelity VIP Mid Cap Sub-Account...........................     12,544,437       367,482,168        75,428,895       19,321,498
     Fidelity VIP Money Market Sub-Account......................     76,155,366        76,155,366       264,136,300      261,640,341
     Fidelity VIP Overseas Sub-Account..........................        287,089         5,219,470           201,987          889,204
     FTVIPT Franklin Income Securities Sub-Account..............     18,532,766       277,580,598        34,739,012        8,570,345
     FTVIPT Franklin Small Cap Value Securities Sub-Account.....      5,319,858        83,521,426        16,513,930        5,117,658
     FTVIPT Mutual Shares Securities Sub-Account................      7,215,840       124,287,971         5,389,350       11,759,291
     FTVIPT Templeton Foreign Securities Sub-Account............      5,088,246        75,734,816         4,034,851       12,411,337
     FTVIPT Templeton Global Bond Securities Sub-Account........     13,692,658       253,733,342        53,566,361        5,257,847
     Invesco V.I. American Franchise Sub-Account................          3,234           111,443               621           35,535
     Invesco V.I. American Value Sub-Account....................      4,830,003        62,389,211         9,919,898        4,658,110
     Invesco V.I. Core Equity Sub-Account.......................          6,498           164,702             3,201           51,990
     Invesco V.I. Equity and Income Sub-Account.................     35,060,599       485,126,865        47,241,462       12,705,837
     Invesco V.I. Global Real Estate Sub-Account................      2,012,977        28,050,116         9,597,854        2,317,229
     Invesco V.I. Growth and Income Sub-Account.................     13,952,369       250,218,096        23,999,020       11,230,394
     Invesco V.I. International Growth Sub-Account..............      8,084,783       216,816,575        27,736,513        6,844,164
     Janus Aspen Global Research Sub-Account....................            173             4,105                73              426
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     10,526,694       173,680,862        31,834,893       14,731,303
     LMPVET ClearBridge Variable All Cap Value Sub-Account......      5,180,506       108,091,465        13,093,421       10,449,229
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     12,072,871       297,272,179        46,243,652        5,053,515
     LMPVET ClearBridge Variable Equity Income Sub-Account......     13,279,712       148,789,202        29,700,748        7,561,386
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................        226,398         3,757,586           797,143        1,061,468
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        359,950         5,522,541         1,851,418          917,410
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      4,673,830        76,531,477        26,245,513        5,068,007
     LMPVET Investment Counsel Variable Social Awareness
       Sub-Account..............................................          9,442           232,386            10,822           55,604
     LMPVET Variable Lifestyle Allocation 50% Sub-Account.......      3,101,366        37,754,389         9,234,898        2,451,069
     LMPVET Variable Lifestyle Allocation 70% Sub-Account.......        164,059         1,810,549           239,158          979,283
     LMPVET Variable Lifestyle Allocation 85% Sub-Account.......      5,758,589        66,979,732         3,730,962        7,599,475
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     12,899,080       106,265,588        18,950,436        5,775,873
     MFS VIT Investors Trust Sub-Account........................            867            15,837               254              957
     MFS VIT New Discovery Sub-Account..........................          2,085            31,394               326           10,422
     MFS VIT Research Sub-Account...............................          2,221            36,602               952            2,823
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................    288,647,584     2,874,906,144       339,151,646       70,031,864
     MIST American Funds Balanced Allocation Sub-Account........    300,384,157     2,654,037,106       288,642,114      273,202,760

(a)  For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     MIST American Funds Growth Allocation Sub-Account..........    156,668,590    1,261,388,927       187,273,795      118,934,248
     MIST American Funds Growth Sub-Account.....................     50,753,348      408,915,751        57,650,347       93,433,662
     MIST American Funds Moderate Allocation Sub-Account........    162,126,988    1,481,324,840       132,089,031      168,608,325
     MIST AQR Global Risk Balanced Sub-Account..................    309,084,305    3,317,257,824       431,509,043      576,853,585
     MIST BlackRock Global Tactical Strategies Sub-Account......    493,925,687    4,834,010,333       498,847,226      226,893,346
     MIST BlackRock High Yield Sub-Account......................     30,167,540      248,786,488        75,760,990       84,974,024
     MIST BlackRock Large Cap Core Sub-Account..................      1,321,838       12,022,012         2,361,192        4,326,602
     MIST Clarion Global Real Estate Sub-Account................     16,471,958      186,042,092        33,695,540       21,791,337
     MIST ClearBridge Aggressive Growth II Sub-Account..........      1,236,585       87,905,039        25,671,132       39,209,879
     MIST ClearBridge Aggressive Growth Sub-Account.............     34,402,945      285,713,931        64,106,785       39,794,082
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      9,595,851      125,486,222        24,251,997       31,403,632
     MIST Harris Oakmark International Sub-Account..............     36,800,509      503,074,943        71,257,624       62,098,633
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     79,693,833      828,213,545       299,761,843      123,809,111
     MIST Invesco Comstock Sub-Account..........................     30,548,350      269,995,421        33,140,328       30,436,307
     MIST Invesco Mid Cap Value Sub-Account.....................      7,049,086      100,237,071         7,632,318       26,084,710
     MIST Invesco Small Cap Growth Sub-Account..................     15,999,668      212,350,271        40,481,426       37,989,461
     MIST JPMorgan Core Bond Sub-Account........................     30,726,105      322,736,031       368,984,257      390,876,104
     MIST JPMorgan Global Active Allocation Sub-Account.........     64,494,802      685,972,211       411,902,306        1,046,679
     MIST JPMorgan Small Cap Value Sub-Account..................      1,398,723       18,072,538         1,214,511        4,652,727
     MIST Loomis Sayles Global Markets Sub-Account..............     12,202,424      138,603,312        12,633,756       33,927,527
     MIST Lord Abbett Bond Debenture Sub-Account................     19,329,797      235,054,182        46,184,123       55,703,031
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      7,863,380       81,726,682        38,100,553        9,085,203
     MIST Met/Franklin Low Duration Total Return Sub-Account....     13,988,758      139,401,727       103,155,123        6,840,638
     MIST Met/Templeton International Bond Sub-Account..........      4,491,942       52,667,789         6,151,132        9,956,495
     MIST MetLife Aggressive Strategy Sub-Account...............     49,251,609      505,233,905        31,238,424       66,673,079
     MIST MetLife Balanced Plus Sub-Account.....................    545,623,587    5,483,698,749     1,326,655,191       29,363,967
     MIST MetLife Balanced Strategy Sub-Account.................    595,887,355    6,184,791,946       179,740,906      582,662,431
     MIST MetLife Defensive Strategy Sub-Account................    166,200,441    1,713,481,836       126,802,565      556,770,928
     MIST MetLife Growth Strategy Sub-Account...................    481,641,251    5,446,815,057       810,166,419      458,140,055
     MIST MetLife Moderate Strategy Sub-Account.................    285,069,002    2,916,035,754       125,354,093      359,014,276
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     18,679,458      202,610,249       191,498,331           48,099
     MIST MFS Emerging Markets Equity Sub-Account...............     44,365,465      429,598,932        57,899,097       24,196,300
     MIST MFS Research International Sub-Account................     27,847,098      301,254,346        12,515,033       40,936,928
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     15,499,415      162,566,616        20,430,987        9,125,428
     MIST Oppenheimer Global Equity Sub-Account.................      3,800,227       65,786,011        61,353,234        5,032,293
     MIST PIMCO Inflation Protected Bond Sub-Account............     83,143,341      917,851,914       113,879,964      147,677,711
     MIST PIMCO Total Return Sub-Account........................    170,631,086    2,023,321,900       195,309,222      261,044,205
     MIST Pioneer Fund Sub-Account..............................     15,949,343      210,761,236        32,571,171       21,029,394
     MIST Pioneer Strategic Income Sub-Account..................     82,625,885      876,148,740       186,717,427       40,347,909
     MIST Pyramis Government Income Sub-Account.................     69,421,888      747,414,598        57,541,272      248,471,876
     MIST Pyramis Managed Risk Sub-Account (a)..................      7,404,844       76,527,808        77,271,884          733,179
     MIST Schroders Global Multi-Asset Sub-Account..............     37,615,021      401,061,129       226,828,734       15,434,410
     MIST SSgA Growth and Income ETF Sub-Account................    122,339,438    1,318,083,174       105,350,093      161,848,161
     MIST SSgA Growth ETF Sub-Account...........................     39,535,139      399,830,404        57,552,201       48,415,555
     MIST T. Rowe Price Large Cap Value Sub-Account.............     20,556,073      503,855,462        37,831,867       83,996,502
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     48,128,833      393,410,732        44,118,921       76,252,053
     MIST Third Avenue Small Cap Value Sub-Account..............     15,828,125      220,268,628        14,374,066       56,713,788
     MSF Baillie Gifford International Stock Sub-Account........     29,234,216      273,113,712       311,182,861       42,899,023
     MSF Barclays Aggregate Bond Index Sub-Account..............     15,178,976      166,570,569        38,878,822       18,832,470
     MSF BlackRock Bond Income Sub-Account......................        538,412       57,649,078        12,957,166        9,373,622
     MSF BlackRock Capital Appreciation Sub-Account.............        403,724       10,024,567         2,229,406        2,708,887
     MSF BlackRock Large Cap Value Sub-Account..................        315,551        3,404,072           669,760          572,388
     MSF BlackRock Money Market Sub-Account.....................      4,613,432      461,343,188       176,370,619      284,137,550
     MSF Davis Venture Value Sub-Account........................     15,402,597      420,921,811        31,456,149      105,816,524
     MSF Frontier Mid Cap Growth Sub-Account (a)................      2,404,461       69,147,627        81,218,276       13,293,468

(a)  For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------     ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    -------------     --------------  --------------
     MSF Jennison Growth Sub-Account............................     37,390,273      429,630,599        69,265,860      113,538,069
     MSF Loomis Sayles Small Cap Core Sub-Account...............         46,607       10,168,424         3,048,297        4,215,033
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         14,168          188,007           211,819           74,553
     MSF Met/Artisan Mid Cap Value Sub-Account..................      1,091,073      231,985,737        27,383,064       33,513,723
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      3,950,002       55,914,922        10,427,096        8,833,121
     MSF MetLife Conservative Allocation Sub-Account............        626,354        6,754,260           919,266        3,127,833
     MSF MetLife Conservative to Moderate Allocation
       Sub-Account..............................................        599,876        6,335,265           483,309          849,587
     MSF MetLife Mid Cap Stock Index Sub-Account................      6,902,966       92,816,482        28,544,426       18,949,282
     MSF MetLife Moderate Allocation Sub-Account................      3,261,902       36,107,143         2,229,013        5,177,503
     MSF MetLife Moderate to Aggressive Allocation Sub-Account..      3,987,522       44,870,344         1,095,801        6,663,266
     MSF MetLife Stock Index Sub-Account........................     13,516,120      389,602,723        60,002,522       68,223,696
     MSF MFS Total Return Sub-Account...........................        284,564       39,885,789        10,177,103        5,437,805
     MSF MFS Value Sub-Account..................................     14,761,892      212,369,045       193,949,379       28,267,507
     MSF MSCI EAFE Index Sub-Account............................      8,270,194       94,840,872        27,821,011       13,494,237
     MSF Neuberger Berman Genesis Sub-Account...................      9,637,909      136,490,541       142,024,747       20,468,073
     MSF Russell 2000 Index Sub-Account.........................      7,254,916       97,425,995        27,526,307       13,260,092
     MSF T. Rowe Price Large Cap Growth Sub-Account.............      6,246,221      121,943,961       135,856,780       16,437,400
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        452,030        6,447,448         2,107,576        2,155,378
     MSF Van Eck Global Natural Resources Sub-Account...........      7,538,920      111,407,740        11,063,333       27,639,732
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     24,419,140      293,673,478        28,293,902       40,921,526
     Neuberger Berman Genesis Sub-Account.......................            170            6,315               744               84
     Oppenheimer Main Street Small Cap Fund/VA Sub-Account......      4,469,453       66,979,251         4,589,759       12,914,070
     Oppenheimer VA Core Bond Sub-Account.......................          1,105           11,403               459              403
     Oppenheimer VA Global Strategic Income Sub-Account.........            835            4,111               226               72
     Oppenheimer VA Main Street Sub-Account.....................          3,330           68,347             1,023            5,420
     Oppenheimer VA Money Sub-Account...........................          4,008            4,008                 1          108,958
     Pioneer VCT Disciplined Value Sub-Account..................        140,183        1,349,515           138,952          691,311
     Pioneer VCT Emerging Markets Sub-Account...................         29,182          698,961           114,121          161,395
     Pioneer VCT Equity Income Sub-Account......................         23,453          418,014            15,014           63,283
     Pioneer VCT Ibbotson Growth Allocation Sub-Account.........      1,594,684       12,459,847           731,230        2,137,215
     Pioneer VCT Ibbotson Moderate Allocation Sub-Account.......      2,404,547       20,332,710           858,176        2,875,809
     Pioneer VCT Mid Cap Value Sub-Account......................      3,154,897       54,265,442         2,889,298        5,251,801
     Pioneer VCT Real Estate Shares Sub-Account.................         13,450          194,425            45,554           18,061
     T. Rowe Price Growth Stock Sub-Account.....................        158,630        4,682,926           561,068        1,031,842
     T. Rowe Price International Stock Sub-Account..............         40,209          555,287            25,016           91,068
     T. Rowe Price Prime Reserve Sub-Account....................        558,450          558,450           508,210          672,907
     UIF U.S. Real Estate Sub-Account...........................      6,415,183      102,746,012        16,458,164        6,599,672

(a)  For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                         ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............       4,795,545        5,212,661        7,687,811       6,703,194
Units issued and transferred
   from other funding options......         231,164          325,189        2,005,667       2,184,489
Units redeemed and transferred to
   other funding options...........       (639,591)        (742,305)      (1,331,533)     (1,199,872)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       4,387,118        4,795,545        8,361,945       7,687,811
                                     ==============  ===============  ===============  ==============


                                                                              AMERICAN FUNDS
                                      AMERICAN FUNDS GLOBAL GROWTH      GLOBAL SMALL CAPITALIZATION
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............        8,485,913       8,205,329        3,385,796       3,080,674
Units issued and transferred
   from other funding options......        1,261,036       1,718,893          652,214         863,669
Units redeemed and transferred to
   other funding options...........      (1,413,396)     (1,438,309)        (662,267)       (558,547)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................        8,333,553       8,485,913        3,375,743       3,385,796
                                     ===============  ==============  ===============  ==============



                                          AMERICAN FUNDS GROWTH         AMERICAN FUNDS GROWTH-INCOME
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        4,113,319        3,976,212       2,745,842        2,773,925
Units issued and transferred
   from other funding options......          453,387          749,508         297,744          440,944
Units redeemed and transferred to
   other funding options...........        (629,462)        (612,401)       (461,701)        (469,027)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        3,937,244        4,113,319       2,581,885        2,745,842
                                     ===============  ===============  ==============  ===============

                                           DWS I INTERNATIONAL           FEDERATED HIGH INCOME BOND
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        2,040,232        2,245,605            2,556            3,549
Units issued and transferred
   from other funding options......          147,844          214,706               --               --
Units redeemed and transferred to
   other funding options...........        (299,464)        (420,079)             (11)            (993)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        1,888,612        2,040,232            2,545            2,556
                                     ===============  ===============  ===============  ===============


                                             FEDERATED KAUFMAN           FIDELITY VIP ASSET MANAGER
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............            6,002           12,138        6,517,939        7,353,740
Units issued and transferred
   from other funding options......               --               --          203,227          274,275
Units redeemed and transferred to
   other funding options...........            (166)          (6,136)        (835,636)      (1,110,076)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................            5,836            6,002        5,885,530        6,517,939
                                     ===============  ===============  ===============  ===============


                                         FIDELITY VIP CONTRAFUND          FIDELITY VIP EQUITY-INCOME
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       15,604,750       15,588,853          400,352          460,289
Units issued and transferred
   from other funding options......        4,408,947        2,218,180            5,137            3,099
Units redeemed and transferred to
   other funding options...........      (2,296,246)      (2,202,283)         (63,929)         (63,036)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       17,717,451       15,604,750          341,560          400,352
                                     ===============  ===============  ===============  ===============

                                      FIDELITY VIP FUNDSMANAGER 50%     FIDELITY VIP FUNDSMANAGER 60%
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013           2012 (a)           2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............       39,080,828               --      345,636,001     272,464,191
Units issued and transferred
   from other funding options......      123,377,437       39,341,051          492,775      86,542,932
Units redeemed and transferred to
   other funding options...........      (3,504,235)        (260,223)     (12,977,090)    (13,371,122)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................      158,954,030       39,080,828      333,151,686     345,636,001
                                     ===============  ===============  ===============  ==============


                                           FIDELITY VIP GROWTH             FIDELITY VIP INDEX 500
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............       9,085,626        9,918,387        3,530,426        3,976,112
Units issued and transferred
   from other funding options......         341,709          730,546           21,793           28,294
Units redeemed and transferred to
   other funding options...........     (1,232,955)      (1,563,307)        (460,663)        (473,980)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................       8,194,380        9,085,626        3,091,556        3,530,426
                                     ==============  ===============  ===============  ===============


                                           FIDELITY VIP MID CAP           FIDELITY VIP MONEY MARKET
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        7,598,912        6,289,465        8,041,430        8,001,050
Units issued and transferred
   from other funding options......        1,446,862        2,176,791      139,410,710      120,413,155
Units redeemed and transferred to
   other funding options...........      (1,253,103)        (867,344)    (139,144,730)    (120,372,775)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        7,792,671        7,598,912        8,307,410        8,041,430
                                     ===============  ===============  ===============  ===============

                                                                               FTVIPT FRANKLIN
                                           FIDELITY VIP OVERSEAS              INCOME SECURITIES
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............          509,517          540,072        4,708,870        4,290,472
Units issued and transferred
   from other funding options......           12,503           26,857          860,767        1,191,730
Units redeemed and transferred to
   other funding options...........         (74,877)         (57,412)        (649,971)        (773,332)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................          447,143          509,517        4,919,666        4,708,870
                                     ===============  ===============  ===============  ===============


                                             FTVIPT FRANKLIN                 FTVIPT MUTUAL SHARES
                                       SMALL CAP VALUE SECURITIES                 SECURITIES
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        8,321,925        5,710,847        5,768,385        5,952,328
Units issued and transferred
   from other funding options......        2,576,537        3,738,614          550,522          965,771
Units redeemed and transferred to
   other funding options...........      (1,714,039)      (1,127,536)        (841,541)      (1,149,714)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        9,184,423        8,321,925        5,477,366        5,768,385
                                     ===============  ===============  ===============  ===============


                                             FTVIPT TEMPLETON                 FTVIPT TEMPLETON
                                            FOREIGN SECURITIES             GLOBAL BOND SECURITIES
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        2,730,167        2,720,421       11,067,808        8,104,261
Units issued and transferred
   from other funding options......          184,075          444,001        3,547,855        4,284,150
Units redeemed and transferred to
   other funding options...........        (457,225)        (434,255)      (1,664,761)      (1,320,603)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        2,457,017        2,730,167       12,950,902       11,067,808
                                     ===============  ===============  ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                      INVESCO V.I. AMERICAN FRANCHISE       INVESCO V.I. AMERICAN VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ---------------

Units beginning of year............            28,015            18,874         5,515,798        4,490,470
Units issued and transferred
   from other funding options......                 5            17,706         1,405,833        1,827,974
Units redeemed and transferred to
   other funding options...........           (5,873)           (8,565)         (958,158)        (802,646)
                                     ----------------  ----------------  ----------------  ---------------
Units end of year..................            22,147            28,015         5,963,473        5,515,798
                                     ================  ================  ================  ===============


                                         INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ----------------------------------
                                          2013             2012              2013              2012
                                     ---------------  ---------------  ----------------  ----------------

Units beginning of year............           49,005           63,191        29,563,858        27,370,136
Units issued and transferred
   from other funding options......                1               18         5,739,587         6,876,521
Units redeemed and transferred to
   other funding options...........          (9,171)         (14,204)       (3,975,190)       (4,682,799)
                                     ---------------  ---------------  ----------------  ----------------
Units end of year..................           39,835           49,005        31,328,255        29,563,858
                                     ===============  ===============  ================  ================


                                      INVESCO V.I. GLOBAL REAL ESTATE     INVESCO V.I. GROWTH AND INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............         2,556,360         1,863,096        13,407,203        11,777,382
Units issued and transferred
   from other funding options......         1,352,296         1,078,991         2,432,918         3,449,278
Units redeemed and transferred to
   other funding options...........         (654,076)         (385,727)       (2,040,267)       (1,819,457)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................         3,254,580         2,556,360        13,799,854        13,407,203
                                     ================  ================  ================  ================


                                     INVESCO V.I. INTERNATIONAL GROWTH    JANUS ASPEN GLOBAL RESEARCH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  -------------------------------
                                           2013            2012              2013             2012
                                      --------------  --------------    --------------  ---------------

Units beginning of year............        8,127,475       6,481,068               769              769
Units issued and transferred
   from other funding options......        1,760,912       2,444,775                --               --
Units redeemed and transferred to
   other funding options...........        (987,033)       (798,368)              (48)               --
                                      --------------  --------------    --------------  ---------------
Units end of year..................        8,901,354       8,127,475               721              769
                                      ==============  ==============    ==============  ===============


                                            LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH         VARIABLE ALL CAP VALUE
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       11,687,754       11,855,614        3,081,671        3,213,146
Units issued and transferred
   from other funding options......        2,702,461        2,474,667          316,163          465,469
Units redeemed and transferred to
   other funding options...........      (2,411,214)      (2,642,527)        (475,543)        (596,944)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       11,979,001       11,687,754        2,922,291        3,081,671
                                     ===============  ===============  ===============  ===============


                                           LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                          VARIABLE APPRECIATION            VARIABLE EQUITY INCOME
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............        7,908,912        7,021,537        9,055,914       8,013,455
Units issued and transferred
   from other funding options......        1,753,644        2,091,600        2,599,732       2,895,083
Units redeemed and transferred to
   other funding options...........      (1,058,149)      (1,204,225)      (1,411,492)     (1,852,624)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................        8,604,407        7,908,912       10,244,154       9,055,914
                                     ===============  ===============  ===============  ==============

                                       LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH                   LARGE CAP VALUE
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............          283,429          363,040         286,427          265,335
Units issued and transferred
   from other funding options......           16,933           26,721          91,925           92,095
Units redeemed and transferred to
   other funding options...........         (57,408)        (106,332)        (58,751)         (71,003)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................          242,954          283,429         319,601          286,427
                                     ===============  ===============  ==============  ===============


                                       LMPVET CLEARBRIDGE VARIABLE        LMPVET INVESTMENT COUNSEL
                                            SMALL CAP GROWTH              VARIABLE SOCIAL AWARENESS
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        3,457,289        2,686,955           9,185           17,377
Units issued and transferred
   from other funding options......        1,487,008        1,387,037             363              341
Units redeemed and transferred to
   other funding options...........        (841,470)        (616,703)         (1,616)          (8,533)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        4,102,827        3,457,289           7,932            9,185
                                     ===============  ===============  ==============  ===============


                                             LMPVET VARIABLE                  LMPVET VARIABLE
                                        LIFESTYLE ALLOCATION 50%         LIFESTYLE ALLOCATION 70%
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............        1,699,443       1,414,982         162,342          219,583
Units issued and transferred
   from other funding options......          532,901         529,688          12,965            1,501
Units redeemed and transferred to
   other funding options...........        (220,911)       (245,227)        (53,912)         (58,742)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................        2,011,433       1,699,443         121,395          162,342
                                     ===============  ==============  ==============  ===============

                                        LMPVET VARIABLE LIFESTYLE      LMPVIT WESTERN ASSET VARIABLE
                                             ALLOCATION 85%               GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013            2012
                                     ---------------  --------------  --------------  --------------

Units beginning of year............        5,015,187       4,732,454       4,039,328       3,594,817
Units issued and transferred
   from other funding options......          343,106         820,273       1,173,324       1,232,020
Units redeemed and transferred to
   other funding options...........        (568,108)       (537,540)       (825,774)       (787,509)
                                     ---------------  --------------  --------------  --------------
Units end of year..................        4,790,185       5,015,187       4,386,878       4,039,328
                                     ===============  ==============  ==============  ==============



                                          MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............            3,616            7,050            4,161            4,939
Units issued and transferred
   from other funding options......               --               --               --               --
Units redeemed and transferred to
   other funding options...........             (99)          (3,434)            (867)            (778)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................            3,517            3,616            3,294            4,161
                                     ===============  ===============  ===============  ===============


                                                                        MIST ALLIANCEBERNSTEIN GLOBAL
                                            MFS VIT RESEARCH                 DYNAMIC ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............            8,335            8,675      267,334,005      168,434,681
Units issued and transferred
   from other funding options......               92               --       49,782,034      116,824,775
Units redeemed and transferred to
   other funding options...........            (295)            (340)     (30,859,953)     (17,925,451)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................            8,132            8,335      286,256,086      267,334,005
                                     ===============  ===============  ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                              MIST AMERICAN                  MIST AMERICAN FUNDS
                                        FUNDS BALANCED ALLOCATION             GROWTH ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............      292,605,761      306,967,734     149,020,463      159,224,115
Units issued and transferred
   from other funding options......       18,431,005       19,362,093      20,136,813       14,465,078
Units redeemed and transferred to
   other funding options...........     (34,206,231)     (33,724,066)    (21,362,764)     (24,668,730)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................      276,830,535      292,605,761     147,794,512      149,020,463
                                     ===============  ===============  ==============  ===============


                                                                             MIST AMERICAN FUNDS
                                       MIST AMERICAN FUNDS GROWTH            MODERATE ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       54,812,434      64,256,598      159,499,085      168,982,398
Units issued and transferred
   from other funding options......       19,877,224       8,420,717        6,661,377       10,897,945
Units redeemed and transferred to
   other funding options...........     (15,095,840)    (17,864,881)     (18,387,247)     (20,381,258)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       59,593,818      54,812,434      147,773,215      159,499,085
                                     ===============  ==============  ===============  ===============


                                          MIST AQR GLOBAL RISK             MIST BLACKROCK GLOBAL
                                                BALANCED                    TACTICAL STRATEGIES
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............     324,843,850      179,038,392      471,913,542      297,189,715
Units issued and transferred
   from other funding options......      59,582,950      166,064,494       76,646,145      206,814,495
Units redeemed and transferred to
   other funding options...........    (89,318,604)     (20,259,036)     (60,984,960)     (32,090,668)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................     295,108,196      324,843,850      487,574,727      471,913,542
                                     ==============  ===============  ===============  ===============


                                        MIST BLACKROCK HIGH YIELD       MIST BLACKROCK LARGE CAP CORE
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............       11,949,833       10,891,616       1,423,242        1,414,721
Units issued and transferred
   from other funding options......        4,448,298        6,729,999         248,426          448,336
Units redeemed and transferred to
   other funding options...........      (5,614,449)      (5,671,782)       (411,414)        (439,815)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................       10,783,682       11,949,833       1,260,254        1,423,242
                                     ===============  ===============  ==============  ===============


                                                                               MIST CLEARBRIDGE
                                     MIST CLARION GLOBAL REAL ESTATE         AGGRESSIVE GROWTH II
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013            2012
                                     ---------------  --------------   ---------------  ---------------

Units beginning of year............       10,967,900      11,304,866           687,043          543,584
Units issued and transferred
   from other funding options......        3,149,547       2,105,122           252,978          362,623
Units redeemed and transferred to
   other funding options...........      (3,017,856)     (2,442,088)         (335,228)        (219,164)
                                     ---------------  --------------   ---------------  ---------------
Units end of year..................       11,099,591      10,967,900           604,793          687,043
                                     ===============  ==============   ===============  ===============


                                            MIST CLEARBRIDGE                MIST GOLDMAN SACHS
                                            AGGRESSIVE GROWTH                  MID CAP VALUE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      33,802,849       35,764,496        8,486,283       9,263,271
Units issued and transferred
   from other funding options......      12,353,599        7,911,776        2,123,717       1,124,342
Units redeemed and transferred to
   other funding options...........     (9,856,765)      (9,873,423)      (2,670,616)     (1,901,330)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      36,299,683       33,802,849        7,939,384       8,486,283
                                     ==============  ===============  ===============  ==============

                                           MIST HARRIS OAKMARK                MIST INVESCO
                                              INTERNATIONAL             BALANCED-RISK ALLOCATION
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012             2013          2012 (b)
                                     --------------  --------------  ---------------  --------------

Units beginning of year............      25,722,293      28,033,038      631,214,101              --
Units issued and transferred
   from other funding options......       6,769,558       5,193,899      443,294,590     650,591,123
Units redeemed and transferred to
   other funding options...........     (6,722,399)     (7,504,644)    (273,647,738)    (19,377,022)
                                     --------------  --------------  ---------------  --------------
Units end of year..................      25,769,452      25,722,293      800,860,953     631,214,101
                                     ==============  ==============  ===============  ==============



                                          MIST INVESCO COMSTOCK           MIST INVESCO MID CAP VALUE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012              2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       26,662,653       25,137,797        5,175,603        5,366,862
Units issued and transferred
   from other funding options......        6,360,415        7,479,612          726,776          997,969
Units redeemed and transferred to
   other funding options...........      (6,133,804)      (5,954,756)      (1,282,477)      (1,189,228)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       26,889,264       26,662,653        4,619,902        5,175,603
                                     ===============  ===============  ===============  ===============



                                      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      13,528,657       13,942,780      31,242,391       32,528,572
Units issued and transferred
   from other funding options......       3,270,520        3,212,680      69,538,044        7,302,721
Units redeemed and transferred to
   other funding options...........     (3,796,043)      (3,626,803)    (71,340,945)      (8,588,902)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      13,003,134       13,528,657      29,439,490       31,242,391
                                     ==============  ===============  ==============  ===============

                                           MIST JPMORGAN GLOBAL
                                             ACTIVE ALLOCATION          MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013          2012 (b)           2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............      269,034,003               --        1,643,159       1,650,824
Units issued and transferred
   from other funding options......      441,036,411      274,291,117          124,281         241,604
Units redeemed and transferred to
   other funding options...........     (60,216,445)      (5,257,114)        (311,857)       (249,269)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................      649,853,969      269,034,003        1,455,583       1,643,159
                                     ===============  ===============  ===============  ==============


                                            MIST LOOMIS SAYLES                MIST LORD ABBETT
                                              GLOBAL MARKETS                   BOND DEBENTURE
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  ------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............       12,318,466       13,161,956      10,178,078      10,848,076
Units issued and transferred
   from other funding options......        1,930,340        2,618,481       2,088,131       1,371,896
Units redeemed and transferred to
   other funding options...........      (3,405,983)      (3,461,971)     (2,925,191)     (2,041,894)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................       10,842,823       12,318,466       9,341,018      10,178,078
                                     ===============  ===============  ==============  ==============


                                          MIST MET/EATON VANCE                MIST MET/FRANKLIN
                                              FLOATING RATE               LOW DURATION TOTAL RETURN
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............        5,007,151        4,263,176       4,349,231       2,835,514
Units issued and transferred
   from other funding options......        4,910,363        2,295,738      13,737,199       2,859,109
Units redeemed and transferred to
   other funding options...........      (2,397,545)      (1,551,763)     (4,035,637)     (1,345,392)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................        7,519,969        5,007,151      14,050,793       4,349,231
                                     ===============  ===============  ==============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                           MIST MET/TEMPLETON                 MIST METLIFE
                                           INTERNATIONAL BOND              AGGRESSIVE STRATEGY
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012            2013             2012
                                     --------------  --------------  --------------  ---------------

Units beginning of year............       4,238,395       4,276,073      44,655,767       49,390,389
Units issued and transferred
   from other funding options......         985,885       1,128,325       4,811,432        4,301,820
Units redeemed and transferred to
   other funding options...........     (1,318,951)     (1,166,003)     (7,015,919)      (9,036,442)
                                     --------------  --------------  --------------  ---------------
Units end of year..................       3,905,329       4,238,395      42,451,280       44,655,767
                                     ==============  ==============  ==============  ===============


                                               MIST METLIFE                     MIST METLIFE
                                               BALANCED PLUS                  BALANCED STRATEGY
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      438,994,467      257,076,022      550,560,779      592,824,603
Units issued and transferred
   from other funding options......      154,477,158      208,342,594       36,007,453       38,366,523
Units redeemed and transferred to
   other funding options...........     (46,374,998)     (26,424,149)     (67,366,811)     (80,630,347)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      547,096,627      438,994,467      519,201,421      550,560,779
                                     ===============  ===============  ===============  ===============


                                              MIST METLIFE                      MIST METLIFE
                                           DEFENSIVE STRATEGY                  GROWTH STRATEGY
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      178,585,503      186,262,512      407,576,342      446,977,194
Units issued and transferred
   from other funding options......       12,195,405       36,676,249       80,860,643       23,060,082
Units redeemed and transferred to
   other funding options...........     (50,200,387)     (44,353,258)     (53,560,238)     (62,460,934)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      140,580,521      178,585,503      434,876,747      407,576,342
                                     ===============  ===============  ===============  ===============

                                              MIST METLIFE               MIST METLIFE MULTI-INDEX
                                            MODERATE STRATEGY                  TARGETED RISK
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013          2012 (c)
                                     --------------  ---------------  --------------  --------------

Units beginning of year............     266,549,696      281,377,647      11,094,386              --
Units issued and transferred
   from other funding options......      19,283,696       27,689,670     150,360,164      11,117,372
Units redeemed and transferred to
   other funding options...........    (38,726,315)     (42,517,621)     (7,504,407)        (22,986)
                                     --------------  ---------------  --------------  --------------
Units end of year..................     247,107,077      266,549,696     153,950,143      11,094,386
                                     ==============  ===============  ==============  ==============


                                                MIST MFS                         MIST MFS
                                         EMERGING MARKETS EQUITY          RESEARCH INTERNATIONAL
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       38,352,212      37,004,554       21,667,563      22,841,018
Units issued and transferred
   from other funding options......       12,177,917       9,475,344        2,142,621       3,053,885
Units redeemed and transferred to
   other funding options...........      (8,906,952)     (8,127,686)      (4,193,701)     (4,227,340)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       41,623,177      38,352,212       19,616,483      21,667,563
                                     ===============  ==============  ===============  ==============


                                           MIST MORGAN STANLEY               MIST OPPENHEIMER
                                             MID CAP GROWTH                    GLOBAL EQUITY
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       12,225,316       8,735,505          500,711         559,531
Units issued and transferred
   from other funding options......        3,100,228       4,900,360        3,443,548          38,793
Units redeemed and transferred to
   other funding options...........      (2,225,641)     (1,410,549)        (816,539)        (97,613)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       13,099,903      12,225,316        3,127,720         500,711
                                     ===============  ==============  ===============  ==============

                                               MIST PIMCO                       MIST PIMCO
                                        INFLATION PROTECTED BOND               TOTAL RETURN
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      64,013,091       63,087,877     128,302,689      132,311,947
Units issued and transferred
   from other funding options......      14,947,068       16,960,767      24,830,457       27,859,521
Units redeemed and transferred to
   other funding options...........    (21,311,654)     (16,035,553)    (34,713,308)     (31,868,779)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      57,648,505       64,013,091     118,419,838      128,302,689
                                     ==============  ===============  ==============  ===============


                                                                               MIST PIONEER
                                            MIST PIONEER FUND                STRATEGIC INCOME
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      11,331,680        9,480,402      29,638,373       24,444,162
Units issued and transferred
   from other funding options......       3,073,514        3,453,766      17,942,693       10,611,047
Units redeemed and transferred to
   other funding options...........     (1,972,643)      (1,602,488)     (6,131,045)      (5,416,836)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      12,432,551       11,331,680      41,450,021       29,638,373
                                     ==============  ===============  ==============  ===============


                                              MIST PYRAMIS             MIST PYRAMIS
                                            GOVERNMENT INCOME          MANAGED RISK
                                               SUB-ACCOUNT              SUB-ACCOUNT
                                     -------------------------------  --------------
                                          2013            2012           2013 (d)
                                     --------------  ---------------  --------------

Units beginning of year............      88,599,553       45,618,019              --
Units issued and transferred
   from other funding options......      20,394,869       64,826,342       7,910,133
Units redeemed and transferred to
   other funding options...........    (39,506,061)     (21,844,808)       (616,086)
                                     --------------  ---------------  --------------
Units end of year..................      69,488,361       88,599,553       7,294,047
                                     ==============  ===============  ==============

                                             MIST SCHRODERS                      MIST SSGA
                                           GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013          2012 (b)           2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     179,641,654               --     118,446,237      120,297,977
Units issued and transferred
   from other funding options......     254,720,312      184,349,381       8,842,539       17,478,592
Units redeemed and transferred to
   other funding options...........    (59,100,608)      (4,707,727)    (16,853,399)     (19,330,332)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................     375,261,358      179,641,654     110,435,377      118,446,237
                                     ==============  ===============  ==============  ===============


                                                                            MIST T. ROWE PRICE
                                          MIST SSGA GROWTH ETF                LARGE CAP VALUE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      36,733,044       37,984,453      12,231,249       13,446,503
Units issued and transferred
   from other funding options......       5,769,705        8,263,310       1,603,300        1,153,503
Units redeemed and transferred to
   other funding options...........     (6,583,525)      (9,514,719)     (2,513,569)      (2,368,757)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      35,919,224       36,733,044      11,320,980       12,231,249
                                     ==============  ===============  ==============  ===============


                                           MIST T. ROWE PRICE                MIST THIRD AVENUE
                                             MID CAP GROWTH                   SMALL CAP VALUE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      41,941,697       44,089,511      15,859,523       18,611,699
Units issued and transferred
   from other funding options......       6,286,743        7,017,740       1,894,187        1,630,404
Units redeemed and transferred to
   other funding options...........    (10,262,528)      (9,165,554)     (3,760,994)      (4,382,580)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      37,965,912       41,941,697      13,992,716       15,859,523
                                     ==============  ===============  ==============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                           MSF BAILLIE GIFFORD                  MSF BARCLAYS
                                           INTERNATIONAL STOCK              AGGREGATE BOND INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............          219,106         282,028       10,756,748        8,083,366
Units issued and transferred
   from other funding options......       35,014,663          25,473        6,105,533        4,814,657
Units redeemed and transferred to
   other funding options...........      (5,683,952)        (88,395)      (3,325,344)      (2,141,275)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       29,549,817         219,106       13,536,937       10,756,748
                                     ===============  ==============  ===============  ===============


                                              MSF BLACKROCK                   MSF BLACKROCK
                                               BOND INCOME                CAPITAL APPRECIATION
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012            2013             2012
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       1,045,629         953,075          745,728         814,200
Units issued and transferred
   from other funding options......         259,586         277,049          149,273         197,460
Units redeemed and transferred to
   other funding options...........       (250,867)       (184,495)        (173,786)       (265,932)
                                     --------------  --------------  ---------------  --------------
Units end of year..................       1,054,348       1,045,629          721,215         745,728
                                     ==============  ==============  ===============  ==============


                                               MSF BLACKROCK                    MSF BLACKROCK
                                              LARGE CAP VALUE                   MONEY MARKET
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............          230,438          252,494      53,484,009       59,067,302
Units issued and transferred
   from other funding options......           39,765           44,601      42,460,926       43,722,394
Units redeemed and transferred to
   other funding options...........         (45,013)         (66,657)    (51,615,737)     (49,305,687)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................          225,190          230,438      44,329,198       53,484,009
                                     ===============  ===============  ==============  ===============

                                                                        MSF FRONTIER
                                          MSF DAVIS VENTURE VALUE      MID CAP GROWTH         MSF JENNISON GROWTH
                                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                     --------------------------------  ---------------  -------------------------------
                                           2013             2012          2013 (d)           2013             2012
                                     ---------------  ---------------  ---------------  ---------------  --------------

Units beginning of year............       41,401,029       48,368,185               --       35,125,323      20,877,221
Units issued and transferred
   from other funding options......        3,841,529        3,838,366        5,813,772        6,890,303      22,832,898
Units redeemed and transferred to
   other funding options...........      (9,032,971)     (10,805,522)      (1,046,051)      (9,441,429)     (8,584,796)
                                     ---------------  ---------------  ---------------  ---------------  --------------
Units end of year..................       36,209,587       41,401,029        4,767,721       32,574,197      35,125,323
                                     ===============  ===============  ===============  ===============  ==============


                                             MSF LOOMIS SAYLES                MSF LOOMIS SAYLES
                                              SMALL CAP CORE                  SMALL CAP GROWTH
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013           2012 (b)
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............          330,015          310,374            3,306              --
Units issued and transferred
   from other funding options......           60,857           98,496           13,578           3,306
Units redeemed and transferred to
   other funding options...........        (107,545)         (78,855)          (4,378)              --
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................          283,327          330,015           12,506           3,306
                                     ===============  ===============  ===============  ==============


                                             MSF MET/ARTISAN
                                              MID CAP VALUE
                                               SUB-ACCOUNT
                                     -------------------------------
                                          2013             2012
                                     --------------  ---------------

Units beginning of year............      13,419,571       14,599,235
Units issued and transferred
   from other funding options......       2,613,526        1,633,041
Units redeemed and transferred to
   other funding options...........     (2,907,307)      (2,812,705)
                                     --------------  ---------------
Units end of year..................      13,125,790       13,419,571
                                     ==============  ===============

                                           MSF MET/DIMENSIONAL                   MSF METLIFE
                                       INTERNATIONAL SMALL COMPANY         CONSERVATIVE ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        3,203,412        3,336,605          735,694          850,770
Units issued and transferred
   from other funding options......          832,391          791,959           51,604           73,579
Units redeemed and transferred to
   other funding options...........        (827,252)        (925,152)        (230,263)        (188,655)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        3,208,551        3,203,412          557,035          735,694
                                     ===============  ===============  ===============  ===============


                                       MSF METLIFE CONSERVATIVE TO               MSF METLIFE
                                           MODERATE ALLOCATION               MID CAP STOCK INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............          588,986          608,383        4,914,049        4,708,991
Units issued and transferred
   from other funding options......           17,083           51,385        2,339,087        1,761,634
Units redeemed and transferred to
   other funding options...........         (55,173)         (70,782)      (1,751,777)      (1,556,576)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................          550,896          588,986        5,501,359        4,914,049
                                     ===============  ===============  ===============  ===============


                                               MSF METLIFE                        MSF METLIFE
                                           MODERATE ALLOCATION         MODERATE TO AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ----------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------   ---------------  ---------------

Units beginning of year............        3,326,548        3,930,913         4,335,356        4,632,179
Units issued and transferred
   from other funding options......           91,734          324,723            54,564           71,059
Units redeemed and transferred to
   other funding options...........        (345,160)        (929,088)         (462,019)        (367,882)
                                     ---------------  ---------------   ---------------  ---------------
Units end of year..................        3,073,122        3,326,548         3,927,901        4,335,356
                                     ===============  ===============   ===============  ===============

                                         MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2013            2012            2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      29,109,224      25,347,914         730,405         826,212       3,025,966       3,145,406
Units issued and transferred
   from other funding options......       6,636,730      14,585,302         213,323         113,713      11,667,337         433,811
Units redeemed and transferred to
   other funding options...........     (7,121,566)    (10,823,992)       (129,604)       (209,520)     (2,553,425)       (553,251)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      28,624,388      29,109,224         814,124         730,405      12,139,878       3,025,966
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS       MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2013             2012            2013            2012            2013            2012
                                     ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............        7,172,234       6,390,970         626,194         647,811       5,078,788       3,926,223
Units issued and transferred
   from other funding options......        3,468,301       2,557,262       8,992,058         169,024       2,243,147       3,452,677
Units redeemed and transferred to
   other funding options...........      (1,830,889)     (1,775,998)     (1,598,077)       (190,641)     (1,486,434)     (2,300,112)
                                     ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................        8,809,646       7,172,234       8,020,175         626,194       5,835,501       5,078,788
                                     ===============  ==============  ==============  ==============  ==============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                            MSF T. ROWE PRICE               MSF T. ROWE PRICE
                                            LARGE CAP GROWTH                SMALL CAP GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012            2013             2012
                                     --------------  --------------  ---------------  --------------

Units beginning of year............          39,346          44,809          380,162         417,381
Units issued and transferred
   from other funding options......      18,370,073          21,120           74,979          41,453
Units redeemed and transferred to
   other funding options...........     (3,721,339)        (26,583)         (98,222)        (78,672)
                                     --------------  --------------  ---------------  --------------
Units end of year..................      14,688,080          39,346          356,919         380,162
                                     ==============  ==============  ===============  ==============


                                               MSF VAN ECK              MSF WESTERN ASSET MANAGEMENT
                                        GLOBAL NATURAL RESOURCES               U.S. GOVERNMENT
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                           2013            2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............        7,200,491       6,910,683       17,244,875       16,038,241
Units issued and transferred
   from other funding options......        1,538,360       2,301,818        4,180,259        6,048,090
Units redeemed and transferred to
   other funding options...........      (2,460,184)     (2,012,010)      (5,007,641)      (4,841,456)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................        6,278,667       7,200,491       16,417,493       17,244,875
                                     ===============  ==============  ===============  ===============



                                        NEUBERGER BERMAN GENESIS         OPPENHEIMER VA CORE BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............             474              474           1,541            1,878
Units issued and transferred
   from other funding options......              --               --              --               --
Units redeemed and transferred to
   other funding options...........              --               --            (48)            (337)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................             474              474           1,493            1,541
                                     ==============  ===============  ==============  ===============


                                             OPPENHEIMER VA
                                         GLOBAL STRATEGIC INCOME         OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............              443              443          14,959           22,109
Units issued and transferred
   from other funding options......               --               --              --               --
Units redeemed and transferred to
   other funding options...........               --               --           (643)          (7,150)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................              443              443          14,316           14,959
                                     ===============  ===============  ==============  ===============


                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP             OPPENHEIMER VA MONEY
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............        5,041,901       4,964,464           20,150           20,177
Units issued and transferred
   from other funding options......          643,815         773,448               --               --
Units redeemed and transferred to
   other funding options...........      (1,030,426)       (696,011)         (19,427)             (27)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................        4,655,290       5,041,901              723           20,150
                                     ===============  ==============  ===============  ===============



                                      PIONEER VCT DISCIPLINED VALUE    PIONEER VCT EMERGING MARKETS
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............         229,721          238,409           49,333          48,427
Units issued and transferred
   from other funding options......           2,035           15,082            8,618          17,770
Units redeemed and transferred to
   other funding options...........        (61,099)         (23,770)         (11,263)        (16,864)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................         170,657          229,721           46,688          49,333
                                     ==============  ===============  ===============  ==============

                                                                                  PIONEER VCT
                                        PIONEER VCT EQUITY INCOME         IBBOTSON GROWTH ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............           24,722           17,862        1,199,751        1,225,572
Units issued and transferred
   from other funding options......              147            7,715           24,774           43,759
Units redeemed and transferred to
   other funding options...........          (2,177)            (855)        (109,548)         (69,580)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................           22,692           24,722        1,114,977        1,199,751
                                     ===============  ===============  ===============  ===============


                                           PIONEER VCT IBBOTSON
                                            MODERATE ALLOCATION            PIONEER VCT MID CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        1,789,015        1,795,010        1,769,793        1,688,831
Units issued and transferred
   from other funding options......           15,433           57,414          220,661          381,410
Units redeemed and transferred to
   other funding options...........        (144,208)         (63,409)        (270,601)        (300,448)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        1,660,240        1,789,015        1,719,853        1,769,793
                                     ===============  ===============  ===============  ===============



                                      PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GROWTH STOCK
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............           10,700           12,968           66,302           73,401
Units issued and transferred
   from other funding options......            1,372            2,570            6,234            5,154
Units redeemed and transferred to
   other funding options...........            (673)          (4,838)          (9,965)         (12,253)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................           11,399           10,700           62,571           66,302
                                     ===============  ===============  ===============  ===============

                                     T. ROWE PRICE INTERNATIONAL STOCK      T. ROWE PRICE PRIME RESERVE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2013              2012             2013              2012
                                     ----------------  ---------------   ---------------  ----------------

Units beginning of year............            45,736           59,337            40,746            54,384
Units issued and transferred
   from other funding options......             1,435            2,844            30,026            24,475
Units redeemed and transferred to
   other funding options...........           (5,811)         (16,445)          (39,029)          (38,113)
                                     ----------------  ---------------   ---------------  ----------------
Units end of year..................            41,360           45,736            31,743            40,746
                                     ================  ===============   ===============  ================


                                           UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2013            2012
                                     ---------------  ---------------

Units beginning of year............        2,343,331        2,367,197
Units issued and transferred
   from other funding options......          692,925          610,442
Units redeemed and transferred to
   other funding options...........        (505,065)        (634,308)
                                     ---------------  ---------------
Units end of year..................        2,531,191        2,343,331
                                     ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2013:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  Alger Small Cap Growth         2013     4,387,118    14.41 - 14.70      63,772,199
     Sub-Account                 2012     4,795,545    10.89 - 11.09      52,626,085
                                 2011     5,212,661      9.82 - 9.98      51,540,007
                                 2010     5,634,931    10.28 - 10.44      58,325,342
                                 2009     6,156,883      8.32 - 8.44      51,552,207

  American Funds Bond            2013     8,361,945    15.94 - 18.68     146,158,351
     Sub-Account                 2012     7,687,811    16.60 - 19.27     139,213,016
                                 2011     6,703,194    16.06 - 18.46     116,697,267
                                 2010     5,183,483    15.43 - 17.57      86,203,052
                                 2009     3,608,245    14.77 - 16.66      57,212,613

  American Funds Global          2013     8,333,553    32.79 - 41.42     314,826,203
     Growth Sub-Account          2012     8,485,913    25.98 - 32.35     251,295,328
                                 2011     8,205,329    21.69 - 26.44     200,460,185
                                 2010     7,470,107    24.36 - 29.30     202,441,649
                                 2009     6,579,263    22.30 - 26.47     161,438,857

  American Funds Global Small    2013     3,375,743    33.79 - 39.59     124,184,003
     Capitalization Sub-Account  2012     3,385,796    26.85 - 31.14      98,386,346
                                 2011     3,080,674    23.15 - 26.58      76,801,888
                                 2010     2,578,008    29.19 - 33.17      80,582,925
                                 2009     2,262,060    24.30 - 27.34      58,608,602

  American Funds Growth          2013     3,937,244  168.83 - 257.41     856,560,204
     Sub-Account                 2012     4,113,319  132.79 - 199.62     696,665,988
                                 2011     3,976,212  115.27 - 170.85     577,437,630
                                 2010     3,717,676  123.22 - 180.08     568,813,924
                                 2009     3,225,880  106.24 - 153.09     419,749,811

  American Funds                 2013     2,581,885  117.99 - 179.88     388,319,990
     Growth-Income Sub-Account   2012     2,745,842   90.43 - 135.94     312,823,451
                                 2011     2,773,925   78.78 - 116.75     272,388,909
                                 2010     2,639,070   82.11 - 119.99     266,511,951
                                 2009     2,398,146   75.40 - 108.65     219,689,912

  DWS I International            2013     1,888,612      9.76 - 9.85      18,592,794
     Sub-Account                 2012     2,040,232      8.24 - 8.30      16,933,216
                                 2011     2,245,605      6.92 - 6.97      15,659,285
                                 2010     2,471,385      8.43 - 8.48      20,962,763
                                 2009     2,700,348      8.41 - 8.46      22,845,161

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Small Cap Growth         2013         --        1.25 - 1.40         32.40 - 32.59
     Sub-Account                 2012         --        1.25 - 1.40         10.93 - 11.09
                                 2011         --        1.25 - 1.40       (4.52) - (4.38)
                                 2010         --        1.25 - 1.40         23.54 - 23.73
                                 2009         --        1.25 - 1.40         43.49 - 43.70

  American Funds Bond            2013       1.84        0.95 - 1.90       (4.00) - (3.08)
     Sub-Account                 2012       2.64        0.95 - 1.90           3.38 - 4.37
                                 2011       3.37        0.95 - 1.90           4.11 - 5.11
                                 2010       3.44        0.95 - 1.90           4.44 - 5.44
                                 2009       3.86        0.95 - 1.90         10.49 - 11.54

  American Funds Global          2013       1.26        0.90 - 2.30         26.24 - 28.02
     Growth Sub-Account          2012       0.94        0.90 - 2.30          7.06 - 21.40
                                 2011       1.37        0.95 - 2.30      (10.95) - (9.75)
                                 2010       1.56        0.95 - 2.30          9.21 - 10.69
                                 2009       1.51        0.95 - 2.30         39.07 - 40.96

  American Funds Global Small    2013       0.87        0.89 - 1.90         25.87 - 27.14
     Capitalization Sub-Account  2012       1.35        0.89 - 1.90          2.91 - 17.13
                                 2011       1.34        0.89 - 1.90     (20.66) - (19.86)
                                 2010       1.75        0.89 - 1.90         20.11 - 21.33
                                 2009       0.31        0.89 - 1.90         58.26 - 59.86

  American Funds Growth          2013       0.93        0.89 - 2.30         27.15 - 28.95
     Sub-Account                 2012       0.81        0.89 - 2.30          1.85 - 16.84
                                 2011       0.63        0.89 - 2.30       (6.45) - (5.12)
                                 2010       0.77        0.89 - 2.30         15.98 - 17.63
                                 2009       0.71        0.89 - 2.30         36.24 - 38.18

  American Funds                 2013       1.35        0.89 - 2.30         30.47 - 32.32
     Growth-Income Sub-Account   2012       1.64        0.89 - 2.30         14.80 - 16.44
                                 2011       1.60        0.89 - 2.30       (4.06) - (2.70)
                                 2010       1.55        0.89 - 2.30          8.90 - 10.44
                                 2009       1.74        0.89 - 2.30         28.26 - 30.08

  DWS I International            2013       5.30        1.35 - 1.40         18.56 - 18.62
     Sub-Account                 2012       2.19        1.35 - 1.40         18.96 - 19.02
                                 2011       1.83        1.35 - 1.40     (17.83) - (17.79)
                                 2010       2.18        1.35 - 1.40           0.21 - 0.26
                                 2009       4.39        1.35 - 1.40         31.67 - 31.73

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO           NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)      ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  Federated High Income Bond  2013         2,545            10.28          26,166       6.76               1.40                 5.50
     Sub-Account              2012         2,556             9.74          24,908       8.87               1.40                13.09
                              2011         3,549             8.62          30,572       8.62               1.40                 3.71
                              2010         3,566             8.31          29,620       7.89               1.40                13.13
                              2009         3,582             7.34          26,300       8.35               1.40                50.72

  Federated Kaufman           2013         5,836             7.70          44,907         --               1.40                38.18
     Sub-Account              2012         6,002             5.57          33,424         --               1.40                15.65
     (Commenced 3/15/2010)    2011        12,138             4.82          58,454       1.12               1.40              (14.47)
                              2010        14,184             5.63          79,874         --               1.40                13.09

  Fidelity VIP Asset Manager  2013     5,885,530    14.88 - 15.70      88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
     Sub-Account              2012     6,517,939    13.04 - 13.69      85,640,352       1.49        0.89 - 1.40        10.91 - 11.48
                              2011     7,353,740    11.75 - 12.28      87,071,337       1.88        0.89 - 1.40      (3.91) - (3.42)
                              2010     8,263,984    12.22 - 12.71     101,784,889       1.66        0.89 - 1.40        12.67 - 13.26
                              2009     9,345,424    10.84 - 11.23     102,112,475       2.38        0.89 - 1.40        27.32 - 27.96

  Fidelity VIP Contrafund     2013    17,717,451     5.67 - 64.36     611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
     Sub-Account              2012    15,604,750    12.42 - 49.54     471,113,726       1.36        0.89 - 2.25        13.71 - 15.38
                              2011    15,588,853    10.76 - 43.00     388,526,965       1.01        0.89 - 2.25      (4.80) - (3.38)
                              2010    15,707,574    11.14 - 44.59     379,741,596       1.25        0.89 - 2.25        14.51 - 16.18
                              2009    15,955,996     9.59 - 38.44     313,576,644       1.44        0.89 - 2.25        32.65 - 34.50

  Fidelity VIP Equity-Income  2013       341,560            17.43       5,954,600       2.41               1.40                26.37
     Sub-Account              2012       400,352            13.80       5,523,241       2.96               1.40                15.67
                              2011       460,289            11.93       5,489,918       2.37               1.40               (0.43)
                              2010       530,175            11.98       6,350,751       1.75               1.40                13.56
                              2009       619,856            10.55       6,538,981       2.24               1.40                28.40

  Fidelity VIP FundsManager   2013   158,954,030    12.73 - 12.88   2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
     50% Sub-Account          2012    39,080,828    11.31 - 11.42     443,823,085       2.69        1.90 - 2.05          1.76 - 4.11
     (Commenced 7/23/2012)

  Fidelity VIP FundsManager   2013   333,151,686    12.05 - 12.16   4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
     60% Sub-Account          2012   345,636,001    10.37 - 10.45   3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49
     (Commenced 10/15/2009)   2011   272,464,191      9.48 - 9.54   2,591,601,265       2.00        1.90 - 2.05      (4.01) - (3.87)
                              2010   118,824,451      9.88 - 9.93   1,176,598,687       2.72        1.90 - 2.05        11.32 - 11.49
                              2009     4,074,373      8.87 - 8.90      36,215,324       3.35        1.90 - 2.05          0.07 - 0.09

  Fidelity VIP Growth         2013     8,194,380    20.10 - 21.07     165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
     Sub-Account              2012     9,085,626    14.95 - 15.59     136,799,312       0.59        0.89 - 1.40        13.09 - 13.67
                              2011     9,918,387    13.22 - 13.72     131,974,709       0.36        0.89 - 1.40      (1.19) - (0.68)
                              2010    10,951,340    13.38 - 13.81     147,385,504       0.28        0.89 - 1.40        22.44 - 23.08
                              2009    11,893,241    10.93 - 11.22     130,641,959       0.45        0.89 - 1.40        26.51 - 27.14

  Fidelity VIP Index 500      2013     3,091,556    22.53 - 23.73      69,677,247       1.84        0.89 - 1.35        30.47 - 31.07
     Sub-Account              2012     3,530,426    17.27 - 18.10      60,984,620       2.03        0.89 - 1.35        14.35 - 14.88
                              2011     3,976,112    15.10 - 15.76      60,061,917       1.87        0.89 - 1.35          0.67 - 1.14
                              2010     4,565,389    14.90 - 15.58      68,501,202       1.87        0.89 - 1.40        13.42 - 14.00
                              2009     5,300,313    13.22 - 13.67      70,079,047       2.52        0.89 - 1.35        24.91 - 25.48

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Fidelity VIP Mid Cap             2013     7,792,671    52.90 - 61.01     446,581,942
     Sub-Account                   2012     7,598,912    39.68 - 45.33     324,832,892
                                   2011     6,289,465    35.30 - 39.95     237,701,501
                                   2010     4,364,581    40.36 - 45.24     187,246,537
                                   2009     3,075,278    31.99 - 35.52     103,784,411

  Fidelity VIP Money Market        2013     8,307,410     7.04 - 10.73      76,155,346
     Sub-Account                   2012     8,041,430     7.14 - 10.94      73,659,399
                                   2011     8,001,050     7.23 - 11.14      73,068,632
                                   2010     7,492,405     7.33 - 11.34      67,343,833
                                   2009     6,126,543     7.41 - 11.53      50,572,988

  Fidelity VIP Overseas            2013       447,143    12.41 - 14.19       5,925,521
     Sub-Account                   2012       509,517     9.62 - 11.02       5,241,037
                                   2011       540,072      8.06 - 9.24       4,664,192
                                   2010       593,728     9.85 - 11.30       6,266,276
                                   2009       663,667     8.81 - 10.11       6,282,775

  FTVIPT Franklin Income           2013     4,919,666    48.59 - 67.20     297,821,470
     Securities Sub-Account        2012     4,708,870    43.62 - 59.54     253,164,341
                                   2011     4,290,472    39.61 - 53.36     206,611,149
                                   2010     3,722,732    39.56 - 52.61     176,548,647
                                   2009     3,157,996    35.91 - 47.14     134,091,525

  FTVIPT Franklin Small Cap        2013     9,184,423    13.56 - 14.30     128,048,983
     Value Securities Sub-Account  2012     8,321,925    10.13 - 10.60      86,296,073
                                   2011     5,710,847      8.71 - 9.04      50,705,697
                                   2010     3,178,430      9.21 - 9.48      29,718,643
                                   2009     1,787,114      7.31 - 7.46      13,205,263

  FTVIPT Mutual Shares             2013     5,477,366    26.11 - 30.73     156,078,571
     Securities Sub-Account        2012     5,768,385    20.75 - 24.19     129,780,562
                                   2011     5,952,328    18.51 - 21.38     118,532,870
                                   2010     5,431,435    19.07 - 21.81     110,507,146
                                   2009     4,784,657    17.47 - 19.80      88,554,450

  FTVIPT Templeton Foreign         2013     2,457,017    16.25 - 38.21      87,721,293
     Securities Sub-Account        2012     2,730,167    13.46 - 31.61      80,788,377
                                   2011     2,720,421    11.59 - 27.19      69,009,193
                                   2010     2,782,005    13.20 - 30.95      79,683,759
                                   2009     2,655,441    12.40 - 29.04      70,515,555

  FTVIPT Templeton Global          2013    12,950,902    18.47 - 20.82     254,683,414
     Bond Securities Sub-Account   2012    11,067,808    18.50 - 20.69     217,063,429
                                   2011     8,104,261    16.36 - 18.15     139,986,041
                                   2010     4,997,591    16.79 - 18.48      88,294,177
                                   2009     2,853,081    14.93 - 16.31      44,636,060

  Invesco V.I. American            2013        22,147             7.39         163,713
     Franchise Sub-Account         2012        28,015             5.35         149,862
                                   2011        18,874             4.77          90,033
                                   2010        25,363             5.16         130,764
                                   2009        26,829             4.36         117,046

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Fidelity VIP Mid Cap             2013       0.28        0.95 - 1.90         33.31 - 34.59
     Sub-Account                   2012       0.43        0.95 - 1.90         12.40 - 13.47
                                   2011       0.03        0.95 - 1.90     (12.53) - (11.70)
                                   2010       0.14        0.95 - 1.90         26.16 - 27.36
                                   2009       0.54        0.95 - 1.90         37.12 - 38.43

  Fidelity VIP Money Market        2013       0.02        0.89 - 2.05       (2.01) - (0.86)
     Sub-Account                   2012       0.12        0.89 - 2.05       (1.93) - (0.76)
                                   2011       0.09        0.89 - 2.05       (1.94) - (0.77)
                                   2010       0.17        0.89 - 2.05       (1.82) - (0.65)
                                   2009       0.71        0.89 - 2.05       (0.68) - (0.17)

  Fidelity VIP Overseas            2013       1.34        1.15 - 1.40         28.62 - 28.95
     Sub-Account                   2012       1.97        1.15 - 1.40         19.05 - 19.35
                                   2011       1.35        1.15 - 1.40     (18.32) - (18.12)
                                   2010       1.39        1.15 - 1.40         11.54 - 11.82
                                   2009       2.17        1.15 - 1.40         24.78 - 25.09

  FTVIPT Franklin Income           2013       6.33        0.95 - 2.25         11.41 - 12.86
     Securities Sub-Account        2012       6.44        0.95 - 2.25         10.13 - 11.58
                                   2011       5.75        0.95 - 2.25           0.11 - 1.42
                                   2010       6.60        0.95 - 2.25         10.17 - 11.61
                                   2009       8.01        0.95 - 2.25         32.58 - 34.31

  FTVIPT Franklin Small Cap        2013       1.31        0.95 - 1.75         33.88 - 34.95
     Value Securities Sub-Account  2012       0.78        0.95 - 1.75         16.32 - 17.26
                                   2011       0.66        0.95 - 1.75       (5.43) - (4.67)
                                   2010       0.73        0.95 - 1.75         26.00 - 27.01
                                   2009       1.66        0.95 - 1.75         26.91 - 27.94

  FTVIPT Mutual Shares             2013       2.10        0.95 - 1.90         25.85 - 27.05
     Securities Sub-Account        2012       2.06        0.95 - 1.90         12.08 - 13.16
                                   2011       2.42        0.95 - 1.90       (2.90) - (1.98)
                                   2010       1.62        0.95 - 1.90          9.10 - 10.14
                                   2009       2.02        0.95 - 1.90         23.67 - 24.86

  FTVIPT Templeton Foreign         2013       2.38        1.55 - 2.30         20.18 - 21.08
     Securities Sub-Account        2012       3.02        1.55 - 2.30         15.53 - 16.41
                                   2011       1.71        1.55 - 2.30     (12.66) - (12.00)
                                   2010       1.88        1.55 - 2.30           5.94 - 6.74
                                   2009       3.05        1.55 - 2.30         33.93 - 34.94

  FTVIPT Templeton Global          2013       4.75        0.95 - 1.75         (0.13) - 0.67
     Bond Securities Sub-Account   2012       6.42        0.95 - 1.75         13.06 - 13.97
                                   2011       5.46        0.95 - 1.75       (2.58) - (1.81)
                                   2010       1.36        0.95 - 1.75         12.46 - 13.36
                                   2009      14.21        0.95 - 1.75         16.62 - 17.56

  Invesco V.I. American            2013       0.42               1.40                 38.19
     Franchise Sub-Account         2012         --               1.40                 12.14
                                   2011         --               1.40                (7.49)
                                   2010         --               1.40                 18.18
                                   2009       0.11               1.40                 63.78

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  Invesco V.I. American Value   2013     5,963,473     15.53 - 16.44      95,295,929
     Sub-Account                2012     5,515,798     11.80 - 12.39      66,684,996
                                2011     4,490,470     10.26 - 10.68      47,014,117
                                2010     2,673,648     10.35 - 10.70      28,139,044
                                2009     1,763,519       8.62 - 8.84      15,401,650

  Invesco V.I. Core Equity      2013        39,835              6.27         249,696
     Sub-Account                2012        49,005              4.92         241,009
                                2011        63,191              4.38         276,761
                                2010        88,640              4.44         393,933
                                2009        99,143              4.11         407,845

  Invesco V.I. Equity and       2013    31,328,255      6.09 - 21.69     649,322,698
     Income Sub-Account         2012    29,563,858      4.93 - 17.54     496,945,594
                                2011    27,370,136      4.44 - 15.75     414,357,262
                                2010    22,199,448     14.98 - 16.11     345,124,808
                                2009    17,747,381     13.63 - 14.52     249,400,082

  Invesco V.I. Global Real      2013     3,254,580       8.95 - 9.48      29,993,323
     Estate Sub-Account         2012     2,556,360       8.90 - 9.34      23,302,577
                                2011     1,863,096       7.08 - 7.38      13,467,264
                                2010     1,148,943       7.73 - 7.98       9,028,134
                                2009       704,385       6.71 - 6.88       4,786,308

  Invesco V.I. Growth and       2013    13,799,854      9.57 - 36.41     365,970,613
     Income Sub-Account         2012    13,407,203      7.24 - 27.48     268,230,013
                                2011    11,777,382      6.40 - 24.26     206,338,231
                                2010     9,061,763      6.63 - 25.06     160,437,278
                                2009     6,896,039      5.97 - 22.55     107,604,807

  Invesco V.I. International    2013     8,901,354      9.17 - 34.47     281,999,206
     Growth Sub-Account         2012     8,127,475      7.81 - 29.32     219,783,700
                                2011     6,481,068      6.86 - 25.68     154,099,050
                                2010     4,327,573      7.46 - 27.87     111,888,065
                                2009     2,818,925      6.70 - 24.98      65,315,391

  Janus Aspen Global Research   2013           721              9.35           6,748
     Sub-Account                2012           769              7.35           5,653
                                2011           769              6.17           4,750
                                2010           901              7.22           6,506
                                2009           999              6.29           6,285

  LMPVET ClearBridge Variable   2013    11,979,001     15.00 - 25.98     280,745,200
     Aggressive Growth          2012    11,687,754     10.38 - 17.75     186,988,862
     Sub-Account                2011    11,855,614      8.94 - 15.09     160,839,221
                                2010    11,742,971      8.92 - 14.87     156,471,918
                                2009    11,503,827      7.29 - 12.01     123,705,924

  LMPVET ClearBridge Variable   2013     2,922,291     37.21 - 48.58     129,253,563
     All Cap Value Sub-Account  2012     3,081,671     28.81 - 37.11     104,446,756
                                2011     3,213,146     25.64 - 32.59      95,718,136
                                2010     3,100,875     27.97 - 35.07      99,528,233
                                2009     2,989,079     24.54 - 30.36      83,258,408

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Invesco V.I. American Value   2013       0.57        0.95 - 1.75        31.61 - 32.67
     Sub-Account                2012       0.68        0.95 - 1.75        15.03 - 15.96
                                2011       0.72        0.95 - 1.75      (0.92) - (0.12)
                                2010       0.80        0.95 - 1.75        20.06 - 21.03
                                2009       1.18        0.95 - 1.75        36.75 - 37.84

  Invesco V.I. Core Equity      2013       1.36               1.40                27.45
     Sub-Account                2012       0.91               1.40                12.29
                                2011       0.92               1.40               (1.44)
                                2010       0.95               1.40                 8.02
                                2009       1.76               1.40                26.51

  Invesco V.I. Equity and       2013       1.54        0.95 - 1.90        22.54 - 23.71
     Income Sub-Account         2012       1.85        0.95 - 1.90        10.26 - 11.32
                                2011       1.69        0.95 - 1.90      (8.77) - (2.23)
                                2010       1.92        0.95 - 1.90         9.92 - 10.97
                                2009       2.82        0.95 - 1.90        20.19 - 21.33

  Invesco V.I. Global Real      2013       3.98        0.95 - 1.75          0.66 - 1.47
     Estate Sub-Account         2012       0.48        0.95 - 1.75        25.62 - 26.63
                                2011       4.22        0.95 - 1.75      (8.34) - (7.62)
                                2010       5.55        0.95 - 1.75        15.19 - 16.13
                                2009         --        0.95 - 1.75        28.83 - 29.86

  Invesco V.I. Growth and       2013       1.31        0.95 - 1.90        31.25 - 32.50
     Income Sub-Account         2012       1.36        0.95 - 1.90        12.18 - 13.26
                                2011       1.13        0.95 - 1.90      (4.10) - (3.18)
                                2010       0.09        0.95 - 1.90        10.09 - 11.13
                                2009       3.60        0.95 - 1.90        21.78 - 22.94

  Invesco V.I. International    2013       1.10        0.95 - 1.75        16.66 - 17.60
     Growth Sub-Account         2012       1.38        0.95 - 1.75        13.25 - 14.16
                                2011       1.06        0.95 - 1.75      (8.60) - (7.87)
                                2010       2.01        0.95 - 1.75        10.66 - 11.55
                                2009       1.74        0.95 - 1.75        32.57 - 33.63

  Janus Aspen Global Research   2013       1.21               0.89                27.29
     Sub-Account                2012       0.89               0.89                19.01
                                2011       0.58               0.89              (14.50)
                                2010       0.61               0.89                14.80
                                2009       1.43               0.89                36.49

  LMPVET ClearBridge Variable   2013       0.28        0.95 - 2.30        44.42 - 46.38
     Aggressive Growth          2012       0.43        0.95 - 2.30        16.01 - 17.60
     Sub-Account                2011       0.20        0.95 - 2.30          0.15 - 1.50
                                2010       0.15        0.95 - 2.30        22.17 - 23.83
                                2009         --        0.95 - 2.30        31.51 - 33.30

  LMPVET ClearBridge Variable   2013       1.40        0.95 - 2.30        29.16 - 30.92
     All Cap Value Sub-Account  2012       1.72        0.95 - 2.30        12.35 - 13.89
                                2011       1.41        0.95 - 2.30      (8.32) - (7.08)
                                2010       1.79        0.95 - 2.30        13.96 - 15.50
                                2009       1.44        0.95 - 2.30        26.41 - 28.14

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2013     8,604,407    38.78 - 51.73     405,286,221
     Appreciation Sub-Account     2012     7,908,912    30.52 - 40.17     290,191,379
                                  2011     7,021,537    26.94 - 34.98     224,680,370
                                  2010     5,515,253    26.87 - 34.42     173,626,503
                                  2009     4,134,838    24.41 - 30.85     116,657,409

  LMPVET ClearBridge Variable     2013    10,244,154    12.44 - 20.09     191,169,653
     Equity Income Sub-Account    2012     9,055,914    10.11 - 16.14     134,931,130
                                  2011     8,013,455     9.06 - 14.28     103,322,855
                                  2010     6,778,039    10.29 - 13.39      81,006,913
                                  2009     6,144,958     9.34 - 12.06      64,946,351

  LMPVET ClearBridge Variable     2013       242,954    18.99 - 21.53       5,012,390
     Large Cap Growth             2012       283,429    14.10 - 15.86       4,312,254
     Sub-Account                  2011       363,040    11.99 - 13.38       4,673,796
                                  2010       459,350    12.35 - 13.67       6,065,533
                                  2009       557,417    11.50 - 12.63       6,818,703

  LMPVET ClearBridge Variable     2013       319,601    19.77 - 22.45       6,892,954
     Large Cap Value Sub-Account  2012       286,427    15.28 - 17.21       4,743,489
                                  2011       265,335    13.42 - 15.00       3,836,359
                                  2010       194,899    13.09 - 14.51       2,729,796
                                  2009       196,692    12.23 - 13.45       2,559,454

  LMPVET ClearBridge Variable     2013     4,102,827    22.63 - 31.63     112,499,020
     Small Cap Growth             2012     3,457,289    15.75 - 21.71      64,881,494
     Sub-Account                  2011     2,686,955    13.50 - 18.35      42,564,777
                                  2010     2,149,625    13.62 - 18.28      33,662,804
                                  2009     1,757,714    11.13 - 14.74      21,966,842

  LMPVET Investment Counsel       2013         7,932    34.52 - 37.64         292,286
     Variable Social Awareness    2012         9,185    29.64 - 32.19         289,329
     Sub-Account                  2011        17,377    27.28 - 29.51         501,373
                                  2010        17,424    27.81 - 29.97         510,680
                                  2009        19,412    25.28 - 27.12         515,712

  LMPVET Variable Lifestyle       2013     2,011,433    20.00 - 23.49      44,101,401
     Allocation 50% Sub-Account   2012     1,699,443    17.68 - 20.56      32,620,028
                                  2011     1,414,982    15.93 - 17.95      24,265,695
                                  2010       769,522    16.05 - 17.94      13,086,823
                                  2009       487,451    14.30 - 15.06       7,231,568

  LMPVET Variable Lifestyle       2013       121,395    18.11 - 19.37       2,304,999
     Allocation 70% Sub-Account   2012       162,342    15.15 - 16.14       2,573,509
                                  2011       219,583    13.47 - 14.30       3,086,943
                                  2010       236,121    13.81 - 14.60       3,395,287
                                  2009       271,548    12.24 - 12.89       3,447,350

  LMPVET Variable Lifestyle       2013     4,790,185    18.14 - 21.30      95,074,284
     Allocation 85% Sub-Account   2012     5,015,187    14.61 - 17.00      79,817,339
                                  2011     4,732,454    12.85 - 14.81      65,879,472
                                  2010     4,289,092    13.41 - 15.30      62,035,149
                                  2009     3,756,486    11.81 - 13.35      47,576,561

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2013       1.29        0.95 - 2.30        27.05 - 28.77
     Appreciation Sub-Account     2012       1.75        0.95 - 2.30        13.30 - 14.85
                                  2011       1.77        0.95 - 2.30          0.28 - 1.64
                                  2010       1.83        0.95 - 2.30        10.07 - 11.56
                                  2009       2.45        0.95 - 2.30        19.34 - 20.96

  LMPVET ClearBridge Variable     2013       1.65        0.95 - 2.30        23.08 - 24.49
     Equity Income Sub-Account    2012       3.04        0.95 - 2.30        11.60 - 12.99
                                  2011       3.39        0.95 - 2.30        (2.15) - 6.69
                                  2010       4.09        0.95 - 1.90        10.01 - 11.06
                                  2009       3.37        0.95 - 1.90        20.32 - 21.47

  LMPVET ClearBridge Variable     2013       0.51        1.50 - 2.30        34.72 - 35.80
     Large Cap Growth             2012       0.66        1.50 - 2.30        17.60 - 18.55
     Sub-Account                  2011       0.42        1.50 - 2.30      (2.91) - (2.12)
                                  2010       0.11        1.50 - 2.30          7.34 - 8.19
                                  2009       0.27        1.50 - 2.30        39.14 - 40.27

  LMPVET ClearBridge Variable     2013       1.77        1.50 - 2.30        29.36 - 30.40
     Large Cap Value Sub-Account  2012       2.37        1.50 - 2.30        13.84 - 14.76
                                  2011       2.82        1.50 - 2.30          2.57 - 3.39
                                  2010       3.02        1.50 - 2.30          6.98 - 7.83
                                  2009       1.95        1.50 - 2.30        21.66 - 22.65

  LMPVET ClearBridge Variable     2013       0.05        0.95 - 2.30        43.71 - 45.66
     Small Cap Growth             2012       0.42        0.95 - 2.30        16.70 - 18.29
     Sub-Account                  2011         --        0.95 - 2.30        (0.91) - 0.43
                                  2010         --        0.95 - 2.30        22.34 - 24.00
                                  2009         --        0.95 - 2.30        39.53 - 41.42

  LMPVET Investment Counsel       2013       0.83        1.50 - 1.90        16.47 - 16.94
     Variable Social Awareness    2012       1.06        1.50 - 1.90          8.62 - 9.06
     Sub-Account                  2011       1.20        1.50 - 1.90      (1.89) - (1.51)
                                  2010       1.24        1.50 - 1.90        10.04 - 10.48
                                  2009       1.43        1.50 - 1.90        20.53 - 21.01

  LMPVET Variable Lifestyle       2013       2.21        0.95 - 1.90        13.16 - 14.24
     Allocation 50% Sub-Account   2012       2.95        0.95 - 1.90        10.96 - 12.02
                                  2011       3.19        1.10 - 1.90        (0.73) - 0.07
                                  2010       4.10        1.10 - 1.90         6.21 - 12.65
                                  2009       5.06        1.50 - 1.90        29.83 - 30.35

  LMPVET Variable Lifestyle       2013       1.41        1.50 - 1.90        19.53 - 20.01
     Allocation 70% Sub-Account   2012       2.16        1.50 - 1.90        12.43 - 12.88
                                  2011       1.88        1.50 - 1.90      (2.45) - (2.06)
                                  2010       2.04        1.50 - 1.90        12.84 - 13.30
                                  2009       3.60        1.50 - 1.90        30.41 - 30.93

  LMPVET Variable Lifestyle       2013       1.66        0.95 - 1.90        24.12 - 25.30
     Allocation 85% Sub-Account   2012       1.84        0.95 - 1.90        13.70 - 14.79
                                  2011       1.55        0.95 - 1.90      (4.15) - (3.23)
                                  2010       1.73        0.95 - 1.90        13.52 - 14.60
                                  2009       2.64        0.95 - 1.90        29.99 - 31.22

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  LMPVIT Western Asset           2013     4,386,878    20.82 - 25.72     104,740,451
     Variable Global High Yield  2012     4,039,328    20.05 - 24.44      91,771,912
     Bond Sub-Account            2011     3,594,817    17.34 - 20.85      69,717,903
                                 2010     3,170,899    17.44 - 20.70      61,092,507
                                 2009     2,845,850    15.53 - 18.18      48,249,580

  MFS VIT Investors Trust        2013         3,517             7.38          25,951
     Sub-Account                 2012         3,616             5.67          20,488
                                 2011         7,050             4.82          33,994
                                 2010         8,683             5.00          43,404
                                 2009        11,563             4.56          52,758

  MFS VIT New Discovery          2013         3,294            13.97          46,020
     Sub-Account                 2012         4,161            10.01          41,661
                                 2011         4,939             8.38          41,374
                                 2010         4,951             9.47          46,865
                                 2009         6,461             7.04          45,491

  MFS VIT Research Sub-Account   2013         8,132             7.85          63,835
                                 2012         8,335             6.02          50,155
                                 2011         8,675             5.20          45,142
                                 2010        21,202             5.30         112,388
                                 2009        23,944             4.64         111,057

  MIST AllianceBernstein         2013   286,256,086    11.32 - 11.74   3,313,674,192
     Global Dynamic Allocation   2012   267,334,005    10.40 - 10.66   2,823,843,417
     Sub-Account                 2011   168,434,681      9.68 - 9.75   1,639,379,077
     (Commenced 5/2/2011)

  MIST American Funds            2013   276,830,535    11.83 - 12.78   3,430,387,038
     Balanced Allocation         2012   292,605,761    10.22 - 10.89   3,106,060,329
     Sub-Account                 2011   306,967,734      9.22 - 9.69   2,914,777,188
                                 2010   251,644,506     9.64 - 10.00   2,478,289,324
                                 2009   147,529,141      8.80 - 9.00   1,315,175,709

  MIST American Funds Growth     2013   147,794,512    11.83 - 12.67   1,828,322,375
     Allocation Sub-Account      2012   149,020,463     9.68 - 10.24   1,496,665,592
                                 2011   159,224,115      8.53 - 8.92   1,398,390,722
                                 2010   155,386,301      9.17 - 9.47   1,454,861,016
                                 2009   139,002,030      8.27 - 8.44   1,164,848,803

  MIST American Funds Growth     2013    59,593,818     1.29 - 12.90     632,386,636
     Sub-Account                 2012    54,812,434     9.59 - 10.07     545,665,799
                                 2011    64,256,598      8.36 - 8.69     553,292,806
                                 2010    52,406,611      8.97 - 9.23     480,253,525
                                 2009    30,278,080      7.76 - 7.90     238,097,827

  MIST American Funds            2013   147,773,215    11.61 - 12.53   1,796,366,977
     Moderate Allocation         2012   159,499,085    10.47 - 11.15   1,734,325,945
     Sub-Account                 2011   168,982,398     9.67 - 10.16   1,683,464,896
                                 2010   143,876,667     9.88 - 10.25   1,452,175,003
                                 2009    89,994,728      9.20 - 9.42     839,089,528

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVIT Western Asset           2013       6.19        0.95 - 2.30          3.85 - 5.27
     Variable Global High Yield  2012       7.84        0.95 - 2.30        15.62 - 17.20
     Bond Sub-Account            2011       8.38        0.95 - 2.30        (0.59) - 0.75
                                 2010       9.47        0.95 - 2.30        12.31 - 13.83
                                 2009      11.34        0.95 - 2.30        52.02 - 54.08

  MFS VIT Investors Trust        2013       1.10               1.40                30.22
     Sub-Account                 2012       0.67               1.40                17.52
                                 2011       0.90               1.40               (3.54)
                                 2010       1.30               1.40                 9.56
                                 2009       1.77               1.40                25.15

  MFS VIT New Discovery          2013         --               1.40                39.55
     Sub-Account                 2012         --               1.40                19.53
                                 2011         --               1.40              (11.51)
                                 2010         --               1.40                34.44
                                 2009         --               1.40                60.90

  MFS VIT Research Sub-Account   2013       0.33               1.40                30.45
                                 2012       0.79               1.40                15.63
                                 2011       0.72               1.40               (1.83)
                                 2010       0.92               1.40                14.29
                                 2009       1.44               1.40                28.73

  MIST AllianceBernstein         2013       1.28        0.90 - 2.35         8.56 - 10.15
     Global Dynamic Allocation   2012       0.10        0.90 - 2.35          3.45 - 8.82
     Sub-Account                 2011       0.87        1.15 - 2.25      (3.18) - (2.47)
     (Commenced 5/2/2011)

  MIST American Funds            2013       1.37        1.00 - 2.35        15.78 - 17.35
     Balanced Allocation         2012       1.69        1.00 - 2.35        10.88 - 12.39
     Sub-Account                 2011       1.26        1.00 - 2.35      (4.39) - (3.10)
                                 2010       1.01        1.00 - 2.35         9.55 - 11.05
                                 2009         --        1.00 - 2.35        20.40 - 27.85

  MIST American Funds Growth     2013       1.00        1.15 - 2.35        22.20 - 23.68
     Allocation Sub-Account      2012       1.21        1.15 - 2.35        13.45 - 14.82
                                 2011       1.10        1.15 - 2.35      (6.95) - (5.82)
                                 2010       0.89        1.15 - 2.35        10.86 - 12.18
                                 2009         --        1.15 - 2.35        30.93 - 32.51

  MIST American Funds Growth     2013       0.44        0.95 - 2.35        11.27 - 28.11
     Sub-Account                 2012       0.33        1.30 - 2.35        14.67 - 15.89
                                 2011       0.35        1.30 - 2.35      (6.81) - (5.83)
                                 2010       0.20        1.30 - 2.35        15.57 - 16.79
                                 2009         --        1.30 - 2.35        35.67 - 37.09

  MIST American Funds            2013       1.65        1.00 - 2.35        10.88 - 12.39
     Moderate Allocation         2012       2.04        1.00 - 2.35          8.25 - 9.73
     Sub-Account                 2011       1.54        1.00 - 2.35      (2.14) - (0.81)
                                 2010       1.41        1.00 - 2.35          7.36 - 8.82
                                 2009         --        1.00 - 2.35        15.69 - 21.98

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST AQR Global Risk          2013   295,108,196     9.93 - 11.09   3,248,475,977
     Balanced Sub-Account       2012   324,843,850    10.42 - 11.61   3,753,309,463
     (Commenced 5/2/2011)       2011   179,038,392    10.54 - 10.62   1,898,124,083

  MIST BlackRock Global         2013   487,574,727    10.92 - 11.35   5,457,878,761
     Tactical Strategies        2012   471,913,542    10.13 - 10.38   4,856,824,935
     Sub-Account                2011   297,189,715      9.51 - 9.58   2,842,712,285
     (Commenced 5/2/2011)

  MIST BlackRock High Yield     2013    10,783,682    14.92 - 28.32     265,149,806
     Sub-Account                2012    11,949,833    13.83 - 26.13     276,977,302
                                2011    10,891,616    12.03 - 21.28     221,624,841
                                2010     9,034,810    11.92 - 21.07     182,367,303
                                2009     5,656,394    16.02 - 18.43     100,278,538

  MIST BlackRock Large Cap      2013     1,260,254    12.25 - 14.84      16,869,650
     Core Sub-Account           2012     1,423,242     9.34 - 11.16      14,439,147
                                2011     1,414,721      8.42 - 9.34      12,849,849
                                2010     1,044,239      8.60 - 9.47       9,613,588
                                2009       613,169      7.82 - 8.54       5,078,728

  MIST Clarion Global Real      2013    11,099,591    15.36 - 17.68     182,673,922
     Estate Sub-Account         2012    10,967,900    15.19 - 17.23     177,317,957
                                2011    11,304,866    12.34 - 13.38     147,447,056
                                2010     9,934,760    13.39 - 14.36     139,330,754
                                2009     7,999,282    11.80 - 12.53      98,120,895

  MIST ClearBridge Aggressive   2013       604,793  145.80 - 224.52     119,068,960
     Growth II Sub-Account      2012       687,043  115.55 - 176.62     106,823,115
                                2011       543,584   96.27 - 146.05      68,769,080
                                2010       397,905  106.29 - 160.04      53,356,686
                                2009       192,470   99.16 - 121.06      21,865,637

  MIST ClearBridge Aggressive   2013    36,299,683    10.84 - 13.77     451,710,565
     Growth Sub-Account         2012    33,802,849      7.55 - 9.54     292,871,764
                                2011    35,764,496      6.45 - 7.78     265,479,062
                                2010    13,863,499      6.97 - 7.63     102,505,758
                                2009    12,110,468      5.76 - 6.24      73,409,292

  MIST Goldman Sachs Mid Cap    2013     7,939,384    19.93 - 22.07     170,038,386
     Value Sub-Account          2012     8,486,283    15.38 - 16.85     139,211,779
                                2011     9,263,271    13.34 - 14.45     130,696,272
                                2010     7,332,195    14.57 - 15.63     112,015,664
                                2009     6,218,018    12.01 - 12.74      77,628,353

  MIST Harris Oakmark           2013    25,769,452    23.43 - 29.23     693,983,244
     International Sub-Account  2012    25,722,293    18.33 - 22.61     538,939,254
                                2011    28,033,038    14.49 - 17.04     461,860,538
                                2010    23,589,953    17.23 - 20.14     459,739,197
                                2009    18,176,767    15.11 - 17.52     309,481,262

  MIST Invesco Balanced-Risk    2013   800,860,953      1.04 - 1.06     843,160,697
     Allocation Sub-Account     2012   631,214,101      1.04 - 1.05     661,422,417
     (Commenced 4/30/2012)

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST AQR Global Risk          2013       2.09        0.90 - 2.35       (5.64) - (4.26)
     Balanced Sub-Account       2012       0.44        0.90 - 2.35           3.72 - 9.29
     (Commenced 5/2/2011)       2011       3.00        1.15 - 2.25           1.94 - 2.70

  MIST BlackRock Global         2013       1.36        0.90 - 2.35           7.75 - 9.32
     Tactical Strategies        2012         --        0.90 - 2.35           3.27 - 7.89
     Sub-Account                2011       1.37        1.15 - 2.25       (4.84) - (4.14)
     (Commenced 5/2/2011)

  MIST BlackRock High Yield     2013       7.02        0.90 - 2.35           6.79 - 8.35
     Sub-Account                2012       7.05        0.90 - 2.35          7.68 - 15.15
                                2011       6.52        1.20 - 2.35         (0.03) - 1.12
                                2010       5.88        1.20 - 2.35          5.99 - 14.28
                                2009       3.54        1.30 - 2.35         43.24 - 44.75

  MIST BlackRock Large Cap      2013       1.28        0.90 - 2.30         31.12 - 32.97
     Core Sub-Account           2012       1.07        0.90 - 2.30        (0.27) - 11.75
                                2011       0.92        1.55 - 2.30       (2.06) - (1.33)
                                2010       1.06        1.55 - 2.30         10.01 - 10.85
                                2009       1.34        1.55 - 2.30         16.49 - 17.35

  MIST Clarion Global Real      2013       6.85        0.90 - 2.35           1.14 - 2.62
     Estate Sub-Account         2012       2.03        0.90 - 2.35          9.18 - 24.35
                                2011       3.80        1.30 - 2.35       (7.78) - (6.80)
                                2010       7.76        1.30 - 2.35         13.41 - 14.61
                                2009       3.11        1.30 - 2.35         31.61 - 33.00

  MIST ClearBridge Aggressive   2013       0.63        1.30 - 2.35         25.80 - 27.13
     Growth II Sub-Account      2012       0.29        1.30 - 2.35         19.66 - 20.94
                                2011       1.69        1.30 - 2.35       (9.69) - (8.74)
                                2010       1.30        1.30 - 2.35           3.20 - 8.00
                                2009         --        1.55 - 2.30         39.96 - 41.01

  MIST ClearBridge Aggressive   2013       0.22        0.90 - 2.35         42.22 - 44.30
     Growth Sub-Account         2012       0.02        0.90 - 2.35          3.28 - 17.38
                                2011         --        0.95 - 2.35         (9.34) - 1.91
                                2010         --        1.30 - 2.35         20.92 - 22.20
                                2009         --        1.30 - 2.35         29.87 - 31.23

  MIST Goldman Sachs Mid Cap    2013       0.89        1.30 - 2.35         29.57 - 30.94
     Value Sub-Account          2012       0.59        1.30 - 2.35         15.36 - 16.58
                                2011       0.48        1.30 - 2.35       (8.46) - (7.50)
                                2010       0.92        1.30 - 2.35         21.35 - 22.63
                                2009       1.25        1.30 - 2.35         29.24 - 30.59

  MIST Harris Oakmark           2013       2.44        0.95 - 2.35         27.46 - 29.26
     International Sub-Account  2012       1.63        0.95 - 2.35         15.61 - 27.58
                                2011         --        1.30 - 2.35     (16.24) - (15.36)
                                2010       1.82        1.30 - 2.35         13.71 - 14.92
                                2009       7.66        1.30 - 2.35         43.46 - 53.06

  MIST Invesco Balanced-Risk    2013         --        0.90 - 2.35         (0.50) - 0.95
     Allocation Sub-Account     2012       0.55        0.90 - 2.35           3.03 - 4.04
     (Commenced 4/30/2012)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  MIST Invesco Comstock         2013    26,889,264    14.36 - 22.42    443,561,923
     Sub-Account                2012    26,662,653    10.86 - 16.72    329,458,802
                                2011    25,137,797     9.39 - 14.24    266,463,408
                                2010    21,172,822     9.76 - 14.59    230,561,318
                                2009    16,791,760     8.70 - 12.82    161,042,507

  MIST Invesco Mid Cap Value    2013     4,619,902    30.27 - 38.39    158,040,375
     Sub-Account                2012     5,175,603    23.78 - 29.73    138,149,492
                                2011     5,366,862    21.23 - 24.69    127,004,689
                                2010     4,351,943    22.57 - 25.97    108,323,379
                                2009     3,034,782    18.41 - 20.96     60,902,685

  MIST Invesco Small Cap        2013    13,003,134    22.53 - 27.31    319,189,345
     Growth Sub-Account         2012    13,528,657    16.44 - 19.61    240,468,780
                                2011    13,942,780    14.22 - 16.69    212,672,795
                                2010    11,943,258    14.70 - 16.99    186,610,558
                                2009    11,180,366    11.92 - 13.55    140,473,926

  MIST JPMorgan Core Bond       2013    29,439,490    10.12 - 10.75    311,869,932
     Sub-Account                2012    31,242,391    10.69 - 11.23    346,492,447
                                2011    32,528,572    10.43 - 10.84    349,346,240
                                2010    26,655,400    10.10 - 10.38    274,791,792
                                2009    14,305,838      9.74 - 9.92    141,146,685

  MIST JPMorgan Global Active   2013   649,853,969      1.13 - 1.16    746,849,717
     Allocation Sub-Account     2012   269,034,003      1.04 - 1.05    282,572,135
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013     1,455,583    18.28 - 20.23     27,866,566
     Value Sub-Account          2012     1,643,159    14.04 - 15.36     24,014,976
                                2011     1,650,824    12.42 - 13.17     21,224,281
                                2010     1,677,961    14.14 - 14.87     24,426,974
                                2009     1,579,618    12.10 - 12.62     19,575,088

  MIST Loomis Sayles Global     2013    10,842,823    15.69 - 17.47    180,595,781
     Markets Sub-Account        2012    12,318,466    13.71 - 14.91    177,780,410
                                2011    13,161,956    12.01 - 12.74    165,018,207
                                2010    10,620,691    12.48 - 13.10    137,171,845
                                2009     7,198,911    10.47 - 10.88     77,383,467

  MIST Lord Abbett Bond         2013     9,341,018     9.99 - 32.33    259,294,487
     Debenture Sub-Account      2012    10,178,078     9.36 - 30.15    266,010,291
                                2011    10,848,076     8.39 - 26.88    255,107,548
                                2010    11,708,304     8.12 - 25.87    267,920,695
                                2009    11,953,991     7.27 - 23.06    245,913,998

  MIST Met/Eaton Vance          2013     7,519,969    10.76 - 11.18     83,115,837
     Floating Rate Sub-Account  2012     5,007,151    10.61 - 10.91     54,197,004
     (Commenced 5/3/2010)       2011     4,263,176    10.13 - 10.30     43,696,769
                                2010     1,600,145    10.16 - 10.23     16,334,315

  MIST Met/Franklin Low         2013    14,050,793     9.78 - 10.16    140,307,146
     Duration Total Return      2012     4,349,231     9.92 - 10.14     43,609,944
     Sub-Account                2011     2,835,514      9.70 - 9.78     27,661,832
     (Commenced 5/2/2011)

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Invesco Comstock         2013       1.07        0.90 - 2.35         32.25 - 34.18
     Sub-Account                2012       1.22        0.90 - 2.35          5.55 - 17.40
                                2011       1.09        0.95 - 2.35       (3.76) - (2.39)
                                2010       1.45        0.95 - 2.35         12.19 - 13.80
                                2009       1.11        0.95 - 2.35         23.63 - 30.57

  MIST Invesco Mid Cap Value    2013       0.74        0.90 - 2.35         27.28 - 29.14
     Sub-Account                2012       0.40        0.90 - 2.35          2.26 - 13.21
                                2011       0.51        1.30 - 2.35       (5.93) - (4.94)
                                2010       0.55        1.30 - 2.35         22.62 - 23.91
                                2009       1.74        1.30 - 2.35         23.59 - 24.90

  MIST Invesco Small Cap        2013       0.23        0.89 - 2.35         36.92 - 39.29
     Growth Sub-Account         2012         --        0.89 - 2.35         15.47 - 17.45
                                2011         --        0.89 - 2.35       (3.37) - (1.73)
                                2010         --        0.89 - 2.35         23.26 - 25.35
                                2009         --        0.89 - 2.35         30.70 - 33.03

  MIST JPMorgan Core Bond       2013       0.28        1.30 - 2.35       (5.04) - (4.05)
     Sub-Account                2012       2.57        1.30 - 2.35           2.47 - 3.55
                                2011       2.09        1.30 - 2.35           3.34 - 4.42
                                2010       1.64        1.30 - 2.35           3.63 - 4.73
                                2009         --        1.30 - 2.35          9.52 - 10.67

  MIST JPMorgan Global Active   2013       0.08        0.90 - 2.35           8.41 - 9.99
     Allocation Sub-Account     2012       0.73        0.90 - 2.35           3.02 - 4.03
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013       0.69        0.90 - 2.30         30.22 - 31.71
     Value Sub-Account          2012       0.84        0.90 - 2.30          2.73 - 13.98
                                2011       1.69        1.20 - 2.30     (12.17) - (11.43)
                                2010       0.82        1.20 - 2.30         16.82 - 17.83
                                2009       0.88        1.20 - 2.30         26.15 - 27.24

  MIST Loomis Sayles Global     2013       2.41        0.95 - 2.35         14.41 - 16.02
     Markets Sub-Account        2012       2.32        1.10 - 2.35          2.75 - 15.41
                                2011       2.32        1.30 - 2.35       (3.77) - (2.75)
                                2010       2.99        1.30 - 2.35         19.18 - 20.43
                                2009       1.95        1.30 - 2.35         37.54 - 39.00

  MIST Lord Abbett Bond         2013       6.62        0.89 - 2.35           5.47 - 7.21
     Debenture Sub-Account      2012       7.20        0.89 - 2.35          5.77 - 12.18
                                2011       5.92        0.89 - 2.35           2.04 - 3.90
                                2010       6.21        0.89 - 2.35         10.34 - 12.18
                                2009       7.17        0.89 - 2.35         33.60 - 35.91

  MIST Met/Eaton Vance          2013       3.38        1.30 - 2.35           1.42 - 2.50
     Floating Rate Sub-Account  2012       3.39        1.30 - 2.35           4.83 - 5.94
     (Commenced 5/3/2010)       2011       1.99        1.30 - 2.30         (0.31) - 0.69
                                2010         --        1.30 - 2.30           1.64 - 2.31

  MIST Met/Franklin Low         2013       1.07        0.90 - 2.35         (1.19) - 0.25
     Duration Total Return      2012       1.91        0.90 - 2.20           1.17 - 3.15
     Sub-Account                2011         --        1.20 - 2.35       (2.83) - (2.08)
     (Commenced 5/2/2011)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST Met/Templeton            2013      3,905,329    13.00 - 13.53      52,286,139
     International Bond         2012      4,238,395    13.19 - 13.56      57,001,253
     Sub-Account                2011      4,276,073    11.74 - 12.02      51,093,268
     (Commenced 5/4/2009)       2010      2,982,596    12.04 - 12.22      36,302,425
                                2009        775,327    10.84 - 10.90       8,438,524

  MIST MetLife Aggressive       2013     42,451,280    14.53 - 16.59     659,971,504
     Strategy Sub-Account       2012     44,655,767    11.48 - 12.93     545,044,070
                                2011     49,390,389    10.07 - 10.98     524,691,864
                                2010     45,689,702    10.94 - 11.78     522,967,837
                                2009     41,343,573     9.62 - 10.23     412,402,731

  MIST MetLife Balanced Plus    2013    547,096,627    11.51 - 11.96   6,454,726,976
     Sub-Account                2012    438,994,467    10.30 - 10.55   4,593,209,415
     (Commenced 5/2/2011)       2011    257,076,022      9.33 - 9.40   2,411,774,661

  MIST MetLife Balanced         2013    519,201,421    14.02 - 16.02   7,812,083,177
     Strategy Sub-Account       2012    550,560,779    12.02 - 13.53   7,045,806,333
                                2011    592,824,603    10.80 - 11.77   6,764,659,086
                                2010    546,381,907    11.25 - 12.12   6,437,293,439
                                2009    458,932,798    10.14 - 10.79   4,832,135,577

  MIST MetLife Defensive        2013    140,580,521    13.08 - 14.94   1,972,799,136
     Strategy Sub-Account       2012    178,585,503    12.28 - 13.82   2,332,865,728
                                2011    186,262,512    11.33 - 12.48   2,228,739,665
                                2010    167,912,074    11.40 - 12.39   2,003,850,499
                                2009    134,240,318    10.52 - 11.28   1,466,386,791

  MIST MetLife Growth           2013    434,876,747    14.54 - 16.61   6,767,059,518
     Strategy Sub-Account       2012    407,576,342    11.83 - 13.31   5,115,649,012
                                2011    446,977,194    10.46 - 11.40   4,926,470,881
                                2010    473,161,406    11.14 - 12.00   5,512,372,206
                                2009    490,302,032     9.88 - 10.51   5,026,063,304

  MIST MetLife Moderate         2013    247,107,077    13.70 - 15.64   3,631,779,008
     Strategy Sub-Account       2012    266,549,696    12.27 - 13.82   3,483,723,904
                                2011    281,377,647    11.18 - 12.19   3,324,311,655
                                2010    257,780,425    11.46 - 12.34   3,094,289,659
                                2009    201,975,022    10.44 - 11.11   2,188,428,006

  MIST MetLife Multi-Index      2013    153,950,143     1.12 - 11.26     209,957,052
     Targeted Risk Sub-Account  2012     11,094,386             1.01      11,247,979
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets     2013     41,623,177    10.29 - 12.45     456,076,892
     Equity Sub-Account         2012     38,352,212    11.09 - 13.41     448,693,258
                                2011     37,004,554     9.55 - 11.54     369,675,163
                                2010     29,287,659    12.03 - 14.53     365,169,255
                                2009     18,534,256     9.96 - 12.02     189,762,080

  MIST MFS Research             2013     19,616,483    15.39 - 18.44     331,488,461
     International Sub-Account  2012     21,667,563    13.21 - 15.60     311,615,422
                                2011     22,841,018    11.58 - 13.42     285,814,827
                                2010     22,399,698    13.27 - 15.17     318,521,626
                                2009     21,694,779    12.19 - 13.75     281,155,296

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Met/Templeton            2013       2.02        1.30 - 2.15       (1.11) - (0.27)
     International Bond         2012      10.26        1.30 - 2.05         11.96 - 12.80
     Sub-Account                2011       6.86        1.30 - 2.20       (2.49) - (1.61)
     (Commenced 5/4/2009)       2010       0.51        1.30 - 2.20         11.07 - 12.08
                                2009         --        1.30 - 2.20           8.40 - 9.00

  MIST MetLife Aggressive       2013       0.75        0.90 - 2.35         26.50 - 28.35
     Strategy Sub-Account       2012       0.64        0.90 - 2.35          2.91 - 15.40
                                2011       1.10        1.15 - 2.35       (7.96) - (6.85)
                                2010       1.18        1.15 - 2.35         13.80 - 15.17
                                2009         --        1.15 - 2.35         29.56 - 31.13

  MIST MetLife Balanced Plus    2013       1.19        0.90 - 2.35         11.71 - 13.34
     Sub-Account                2012         --        0.90 - 2.35          4.67 - 11.81
     (Commenced 5/2/2011)       2011       0.27        1.15 - 2.25       (6.68) - (6.00)

  MIST MetLife Balanced         2013       2.01        0.90 - 2.35         16.65 - 18.35
     Strategy Sub-Account       2012       2.15        0.90 - 2.35          3.72 - 12.62
                                2011       1.58        1.15 - 2.35       (3.98) - (2.82)
                                2010       2.05        1.15 - 2.35         10.96 - 12.28
                                2009         --        1.15 - 2.35         25.35 - 26.87

  MIST MetLife Defensive        2013       3.03        0.90 - 2.35           6.55 - 8.10
     Strategy Sub-Account       2012       2.83        0.90 - 2.35           3.87 - 9.80
                                2011       2.22        1.00 - 2.35         (0.59) - 0.76
                                2010       3.05        1.00 - 2.35           8.32 - 9.80
                                2009       2.86        1.00 - 2.35         14.50 - 21.50

  MIST MetLife Growth           2013       1.40        0.90 - 2.35         22.99 - 24.79
     Strategy Sub-Account       2012       1.66        0.90 - 2.35          3.45 - 14.39
                                2011       1.54        1.15 - 2.35       (6.10) - (4.98)
                                2010       1.71        1.15 - 2.35         12.81 - 14.17
                                2009         --        1.15 - 2.35         27.08 - 28.61

  MIST MetLife Moderate         2013       2.38        0.90 - 2.35         11.57 - 13.20
     Strategy Sub-Account       2012       2.66        0.90 - 2.35          3.72 - 11.10
                                2011       1.83        1.15 - 2.35       (2.43) - (1.26)
                                2010       2.46        1.15 - 2.35          9.79 - 11.12
                                2009       3.18        1.15 - 2.35         23.16 - 24.65

  MIST MetLife Multi-Index      2013       0.55        1.15 - 2.25          4.04 - 11.65
     Targeted Risk Sub-Account  2012         --        1.15 - 2.00           2.56 - 2.68
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets     2013       1.07        0.90 - 2.35       (7.19) - (5.83)
     Equity Sub-Account         2012       0.75        0.90 - 2.35          3.96 - 17.77
                                2011       1.39        0.95 - 2.35     (20.59) - (19.48)
                                2010       0.97        0.95 - 2.35         20.79 - 22.49
                                2009       1.45        0.95 - 2.35         65.01 - 67.34

  MIST MFS Research             2013       2.58        0.90 - 2.35         16.49 - 18.19
     International Sub-Account  2012       1.89        0.90 - 2.35          6.35 - 15.60
                                2011       1.88        0.95 - 2.35     (12.79) - (11.56)
                                2010       1.70        0.95 - 2.35          8.83 - 10.35
                                2009       3.12        0.95 - 2.35         28.50 - 30.32

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST Morgan Stanley Mid Cap    2013    13,099,903     2.79 - 24.94     244,579,234
     Growth Sub-Account          2012    12,225,316     2.03 - 18.06     166,100,095
                                 2011     8,735,505     1.88 - 16.63     109,412,403
                                 2010     6,606,286     2.04 - 17.98      89,015,672
                                 2009     5,166,934     9.84 - 11.09      54,290,087

  MIST Oppenheimer Global        2013     3,127,720    21.72 - 27.49      78,398,573
     Equity Sub-Account          2012       500,711    18.48 - 21.83       9,983,469
                                 2011       559,531    15.55 - 17.64       9,330,001
                                 2010       608,969    17.31 - 19.88      11,272,119
                                 2009       672,213    15.23 - 17.32      10,903,654

  MIST PIMCO Inflation           2013    57,648,505    13.13 - 15.33     821,456,089
     Protected Bond Sub-Account  2012    64,013,091    14.82 - 17.05   1,021,039,296
                                 2011    63,087,877    13.90 - 15.36     936,595,819
                                 2010    52,467,468    12.81 - 13.99     711,162,874
                                 2009    37,506,865    12.17 - 13.14     478,661,744

  MIST PIMCO Total Return        2013   118,419,838    12.03 - 19.16   1,993,786,948
     Sub-Account                 2012   128,302,689    12.42 - 19.67   2,234,370,461
                                 2011   132,311,947    11.50 - 18.11   2,140,758,433
                                 2010   111,149,390    11.27 - 17.67   1,761,602,464
                                 2009    71,654,403    10.54 - 16.44   1,055,450,302

  MIST Pioneer Fund              2013    12,432,551     2.58 - 28.13     297,755,670
     Sub-Account                 2012    11,331,680     9.91 - 21.33     220,043,655
                                 2011     9,480,402     9.11 - 19.29     168,467,083
                                 2010     5,977,317    16.24 - 20.40     112,914,666
                                 2009     3,239,380    14.30 - 17.72      53,308,711

  MIST Pioneer Strategic         2013    41,450,021     2.53 - 31.43     919,328,857
     Income Sub-Account          2012    29,638,373    13.34 - 31.23     804,777,040
                                 2011    24,444,162    12.25 - 27.99     600,261,549
                                 2010    17,115,149    12.17 - 27.26     419,601,867
                                 2009    10,957,582    11.11 - 24.54     251,000,578

  MIST Pyramis Government        2013    69,488,361    10.04 - 10.44     715,739,557
     Income Sub-Account          2012    88,599,553    10.77 - 11.03     968,887,238
     (Commenced 5/2/2011)        2011    45,618,019    10.69 - 10.77     490,473,351

  MIST Pyramis Managed           2013     7,294,047    10.69 - 10.77      78,417,229
     Risk Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013   375,261,358      1.14 - 1.17     435,205,689
     Multi-Asset Sub-Account     2012   179,641,654      1.06 - 1.07     191,885,161
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013   110,435,377    13.34 - 15.03   1,578,178,677
     ETF Sub-Account             2012   118,446,237    12.09 - 13.24   1,521,502,479
                                 2011   120,297,977    10.97 - 11.83   1,390,741,062
                                 2010    85,827,962    11.20 - 11.84     995,772,752
                                 2009    29,942,630    10.20 - 10.67     314,125,011

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST Morgan Stanley Mid Cap    2013       0.60        0.89 - 2.30         35.86 - 38.07
     Growth Sub-Account          2012         --        0.89 - 2.30         (4.93) - 8.58
                                 2011       0.56        0.89 - 2.30       (9.04) - (7.49)
                                 2010       0.01        0.89 - 2.30         17.15 - 30.84
                                 2009         --        0.95 - 2.30         53.69 - 55.79

  MIST Oppenheimer Global        2013       0.35        0.90 - 2.30         24.22 - 25.97
     Equity Sub-Account          2012       1.40        0.90 - 1.95          8.80 - 19.84
                                 2011       1.79        0.95 - 1.95      (10.17) - (9.41)
                                 2010       1.34        0.95 - 1.95         13.69 - 14.83
                                 2009       2.29        0.95 - 1.95         37.10 - 38.48

  MIST PIMCO Inflation           2013       2.20        0.90 - 2.35     (11.38) - (10.09)
     Protected Bond Sub-Account  2012       3.02        0.90 - 2.35           4.22 - 7.82
                                 2011       1.62        1.20 - 2.35           8.56 - 9.82
                                 2010       2.23        1.20 - 2.35           5.26 - 6.48
                                 2009       3.18        1.20 - 2.35         15.31 - 16.64

  MIST PIMCO Total Return        2013       4.27        0.89 - 2.35       (4.19) - (2.59)
     Sub-Account                 2012       3.13        0.89 - 2.35           4.10 - 8.58
                                 2011       2.62        0.89 - 2.35         (0.31) - 2.51
                                 2010       3.20        0.89 - 2.35           5.65 - 7.45
                                 2009       6.39        0.89 - 2.35         15.29 - 17.35

  MIST Pioneer Fund              2013       3.15        0.90 - 2.30          9.33 - 31.88
     Sub-Account                 2012       1.45        0.90 - 2.30           0.85 - 9.54
                                 2011       1.11        0.95 - 2.30      (11.94) - (5.45)
                                 2010       0.78        0.95 - 2.30         13.47 - 15.12
                                 2009       1.52        0.95 - 2.30         21.07 - 27.31

  MIST Pioneer Strategic         2013       4.82        0.90 - 2.35         (0.94) - 1.21
     Income Sub-Account          2012       4.73        0.90 - 2.35          6.09 - 10.56
                                 2011       4.36        0.95 - 2.35           1.06 - 2.65
                                 2010       4.58        0.95 - 2.20          5.21 - 11.12
                                 2009       4.72        0.95 - 2.15         23.08 - 31.83

  MIST Pyramis Government        2013       1.55        0.90 - 2.35       (6.74) - (5.37)
     Income Sub-Account          2012       0.02        0.90 - 2.35           0.74 - 1.96
     (Commenced 5/2/2011)        2011       0.89        1.15 - 2.25           6.96 - 7.75

  MIST Pyramis Managed           2013       1.65        1.15 - 2.25           4.66 - 5.43
     Risk Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013       0.01        0.90 - 2.35           7.55 - 9.12
     Multi-Asset Sub-Account     2012       1.49        0.90 - 2.35           5.01 - 6.03
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013       2.51        0.90 - 2.35         10.31 - 11.92
     ETF Sub-Account             2012       2.40        1.10 - 2.35          4.01 - 11.55
                                 2011       1.70        1.15 - 2.35       (1.29) - (0.09)
                                 2010       1.05        1.15 - 2.20          9.80 - 10.96
                                 2009       0.78        1.15 - 2.20         22.17 - 23.97

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  --------------
  MIST SSgA Growth ETF         2013    35,919,224     13.27 - 14.96     509,607,858
     Sub-Account               2012    36,733,044     11.51 - 12.55     448,167,959
                               2011    37,984,453     10.24 - 11.04     409,132,829
                               2010    29,136,066     10.71 - 11.41     325,453,346
                               2009    16,443,398      9.67 - 10.11     163,291,494

  MIST T. Rowe Price Large     2013    11,320,980    38.18 - 128.69     657,944,319
     Cap Value Sub-Account     2012    12,231,249     28.88 - 96.83     536,790,380
                               2011    13,446,503     24.76 - 82.60     507,039,092
                               2010    14,212,118     26.09 - 86.60     558,423,606
                               2009    14,942,501     22.55 - 74.47     502,483,411

  MIST T. Rowe Price Mid Cap   2013    37,965,912     13.67 - 15.54     568,882,747
     Growth Sub-Account        2012    41,941,697     10.24 - 11.53     467,536,275
                               2011    44,089,511      9.22 - 10.28     439,146,325
                               2010    40,356,445      9.67 - 10.58     414,850,131
                               2009    31,597,201       7.75 - 8.40     258,174,943

  MIST Third Avenue Small Cap  2013    13,992,716     21.87 - 26.40     330,701,962
     Value Sub-Account         2012    15,859,523     16.91 - 20.06     287,540,317
                               2011    18,611,699     14.67 - 17.11     290,532,427
                               2010    18,793,984     16.49 - 18.91     327,520,477
                               2009    17,777,766     14.06 - 15.88     262,479,306

  MSF Baillie Gifford          2013    29,549,817      4.51 - 15.12     303,453,047
     International Stock       2012       219,106      3.96 - 13.35       2,585,607
     Sub-Account               2011       282,028      3.36 - 11.37       2,803,543
                               2010       318,412      4.26 - 14.47       3,979,701
                               2009       337,655      4.02 - 13.77       3,955,132

  MSF Barclays Aggregate       2013    13,536,937      1.71 - 18.22     162,571,849
     Bond Index Sub-Account    2012    10,756,748      1.78 - 18.82     151,553,766
                               2011     8,083,366      1.73 - 18.28     130,173,979
                               2010     5,646,137     14.02 - 17.15      86,674,964
                               2009     2,010,364     13.73 - 16.32      29,893,966

  MSF BlackRock Bond Income    2013     1,054,348     44.86 - 72.01      57,251,907
     Sub-Account               2012     1,045,629     46.32 - 73.22      57,888,933
                               2011       953,075     44.15 - 68.69      49,538,985
                               2010       952,834     42.45 - 65.04      47,336,145
                               2009       911,026     40.15 - 60.57      42,636,576

  MSF BlackRock Capital        2013       721,215     15.83 - 48.60      15,272,342
     Appreciation Sub-Account  2012       745,728     12.04 - 36.54      11,831,610
                               2011       814,200     10.75 - 32.23      11,348,650
                               2010       601,185     12.06 - 35.71       9,563,155
                               2009       612,808     10.28 - 30.07       8,419,085

  MSF BlackRock Large Cap      2013       225,190     16.80 - 17.73       3,792,926
     Value Sub-Account         2012       230,438     12.89 - 13.54       2,977,532
                               2011       252,494     11.44 - 11.96       2,890,664
                               2010       253,453     11.33 - 11.79       2,872,585
                               2009       264,703     10.51 - 10.89       2,783,413

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST SSgA Growth ETF         2013       2.10        0.90 - 2.35         15.33 - 17.01
     Sub-Account               2012       1.96        1.15 - 2.35          4.38 - 13.71
                               2011       1.56        1.15 - 2.35       (4.40) - (3.24)
                               2010       1.35        1.15 - 2.35         11.50 - 12.85
                               2009       0.93        1.15 - 2.20         26.29 - 28.66

  MIST T. Rowe Price Large     2013       1.58        0.89 - 2.35         30.67 - 32.90
     Cap Value Sub-Account     2012       1.50        0.89 - 2.35          6.92 - 17.22
                               2011       0.70        0.89 - 2.35       (6.24) - (4.62)
                               2010       1.11        0.89 - 2.35         14.30 - 16.29
                               2009       2.30        0.89 - 2.35         15.64 - 17.62

  MIST T. Rowe Price Mid Cap   2013       0.21        1.30 - 2.35         33.41 - 34.82
     Growth Sub-Account        2012         --        1.30 - 2.35         11.03 - 12.21
                               2011         --        1.30 - 2.35       (3.93) - (2.92)
                               2010         --        1.30 - 2.35         24.72 - 26.05
                               2009         --        1.30 - 2.35         42.11 - 43.59

  MIST Third Avenue Small Cap  2013       0.99        0.89 - 2.35         29.37 - 31.64
     Value Sub-Account         2012         --        0.89 - 2.35         15.23 - 17.22
                               2011       1.10        0.89 - 2.35      (11.09) - (9.50)
                               2010       1.17        0.89 - 2.35         17.11 - 19.08
                               2009       1.15        0.89 - 2.35         23.51 - 25.70

  MSF Baillie Gifford          2013       0.02        1.30 - 2.25          9.68 - 13.94
     International Stock       2012       1.14        1.40 - 1.90         17.11 - 17.85
     Sub-Account               2011       1.60        1.40 - 1.90     (21.63) - (20.99)
                               2010       1.41        1.40 - 1.90           4.85 - 5.74
                               2009       0.42        1.40 - 1.90         19.59 - 20.44

  MSF Barclays Aggregate       2013       3.23        0.89 - 2.25       (4.74) - (3.19)
     Bond Index Sub-Account    2012       3.45        0.89 - 2.25           1.27 - 2.98
                               2011       3.22        0.89 - 2.25           4.77 - 6.56
                               2010       2.64        0.89 - 2.25           3.30 - 5.11
                               2009       3.64        0.89 - 2.15           2.27 - 4.24

  MSF BlackRock Bond Income    2013       3.83        0.89 - 2.30       (3.17) - (1.65)
     Sub-Account               2012       2.54        0.89 - 2.30           3.74 - 6.59
                               2011       3.84        0.89 - 2.30           4.00 - 5.62
                               2010       3.77        0.89 - 2.30           5.72 - 7.38
                               2009       6.49        0.89 - 2.30           6.81 - 8.50

  MSF BlackRock Capital        2013       0.79        0.89 - 2.30         31.17 - 33.03
     Appreciation Sub-Account  2012       0.32        0.89 - 2.30        (0.88) - 13.35
                               2011       0.17        0.89 - 2.30      (11.01) - (9.75)
                               2010       0.22        0.89 - 2.30         17.10 - 18.76
                               2009       0.15        0.89 - 2.30         28.77 - 35.57

  MSF BlackRock Large Cap      2013       1.38        0.89 - 1.35         30.28 - 30.88
     Value Sub-Account         2012       1.61        0.89 - 1.35         12.74 - 13.27
                               2011       1.16        0.89 - 1.35           0.97 - 1.44
                               2010       1.09        0.89 - 1.35           7.75 - 8.26
                               2009       1.58        0.89 - 1.35          9.73 - 10.22

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  MSF BlackRock Money Market      2013    44,329,198     2.36 - 25.88    461,342,890
     Sub-Account                  2012    53,484,009     9.33 - 25.53    569,109,901
                                  2011    59,067,302     9.55 - 25.84    633,625,012
                                  2010    51,015,018     9.77 - 26.15    553,885,805
                                  2009    54,211,009     9.99 - 26.46    576,532,284

  MSF Davis Venture Value         2013    36,209,587    16.00 - 52.55    658,561,438
     Sub-Account                  2012    41,401,029    12.26 - 39.65    572,327,325
                                  2011    48,368,185    11.12 - 35.45    599,153,697
                                  2010    46,415,423    11.87 - 37.27    606,785,200
                                  2009    41,123,511    10.86 - 33.58    487,864,492

  MSF Frontier Mid Cap            2013     4,767,721    16.33 - 18.08     83,651,163
     Growth Sub-Account
     (Commenced 4/29/2013)

  MSF Jennison Growth             2013    32,574,197     3.93 - 19.82    585,624,219
     Sub-Account                  2012    35,125,323     2.91 - 14.55    468,764,846
                                  2011    20,877,221     2.55 - 12.29    248,172,110
                                  2010    20,230,170     2.57 - 12.42    243,817,657
                                  2009    17,375,446     2.33 - 11.31    190,651,501

  MSF Loomis Sayles Small Cap     2013       283,327    46.30 - 57.49     14,610,773
     Core Sub-Account             2012       330,015    33.68 - 41.36     12,332,225
                                  2011       310,374    30.16 - 36.63     10,317,247
                                  2010       214,307    30.76 - 36.95      7,224,075
                                  2009        73,444    25.33 - 29.40      1,990,671

  MSF Loomis Sayles Small Cap     2013        12,506    17.15 - 18.50        226,802
     Growth Sub-Account           2012         3,306    11.73 - 12.58         40,927
     (Commenced 4/30/2012)

  MSF Met/Artisan Mid Cap         2013    13,125,790    19.41 - 55.03    285,771,010
     Value Sub-Account            2012    13,419,571    14.54 - 40.57    217,257,576
                                  2011    14,599,235    13.33 - 36.59    215,514,020
                                  2010    15,163,945    12.80 - 34.58    213,857,206
                                  2009    15,659,935    11.41 - 30.33    195,923,686

  MSF Met/Dimensional             2013     3,208,551    19.88 - 21.38     66,162,419
     International Small Company  2012     3,203,412    15.91 - 16.90     52,618,293
     Sub-Account                  2011     3,336,605    13.82 - 14.29     47,225,164
                                  2010     2,082,274    16.89 - 17.28     35,750,236
                                  2009     1,225,665    14.11 - 14.28     17,436,960

  MSF MetLife Conservative        2013       557,035    12.93 - 13.63      7,497,408
     Allocation Sub-Account       2012       735,694    12.67 - 13.27      9,655,026
                                  2011       850,770    11.86 - 12.35     10,395,348
                                  2010       830,223    11.74 - 12.15      9,998,191
                                  2009       967,744    10.85 - 11.21     10,771,428

  MSF MetLife Conservative to     2013       550,896    13.60 - 14.27      7,732,376
     Moderate Allocation          2012       588,986    12.52 - 13.07      7,576,787
     Sub-Account                  2011       608,383    11.48 - 11.91      7,143,945
                                  2010       782,775    11.60 - 11.97      9,257,856
                                  2009       836,071    10.62 - 10.90      9,016,185

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Money Market      2013         --        0.90 - 2.35       (2.32) - (0.37)
     Sub-Account                  2012         --        0.95 - 2.35       (2.34) - (0.74)
                                  2011         --        0.95 - 2.35       (2.32) - (0.94)
                                  2010         --        0.95 - 2.35       (2.32) - (0.64)
                                  2009       0.25        1.00 - 2.35       (2.07) - (0.48)

  MSF Davis Venture Value         2013       1.27        0.89 - 2.35         30.43 - 32.52
     Sub-Account                  2012       0.72        0.89 - 2.35          1.16 - 11.86
                                  2011       1.01        0.89 - 2.35      (11.86) - (4.88)
                                  2010       0.87        0.89 - 2.35          9.22 - 11.01
                                  2009       1.37        0.89 - 2.35         28.77 - 30.82

  MSF Frontier Mid Cap            2013         --        1.30 - 2.35         19.21 - 20.07
     Growth Sub-Account
     (Commenced 4/29/2013)

  MSF Jennison Growth             2013       0.20        0.90 - 2.35         33.56 - 35.51
     Sub-Account                  2012       0.01        0.95 - 2.35        (4.12) - 14.17
                                  2011       0.06        1.30 - 2.35       (2.11) - (0.86)
                                  2010       0.38        1.30 - 2.35          8.74 - 10.07
                                  2009         --        1.30 - 2.35         36.32 - 38.02

  MSF Loomis Sayles Small Cap     2013       0.23        1.20 - 2.30         37.49 - 39.01
     Core Sub-Account             2012         --        1.20 - 2.30         11.66 - 12.90
                                  2011         --        1.20 - 2.30       (1.94) - (0.86)
                                  2010         --        1.20 - 2.30         24.32 - 25.69
                                  2009         --        1.20 - 2.15         27.16 - 28.38

  MSF Loomis Sayles Small Cap     2013         --        0.90 - 1.50         46.17 - 47.05
     Growth Sub-Account           2012         --        0.90 - 1.50       (1.28) - (0.88)
     (Commenced 4/30/2012)

  MSF Met/Artisan Mid Cap         2013       0.77        0.89 - 2.35         33.34 - 35.64
     Value Sub-Account            2012       0.80        0.89 - 2.35          8.98 - 10.87
                                  2011       0.79        0.89 - 2.35           4.02 - 5.81
                                  2010       0.59        0.89 - 2.35         12.09 - 14.02
                                  2009       0.84        0.89 - 2.35         37.92 - 40.31

  MSF Met/Dimensional             2013       1.72        0.90 - 2.30         24.70 - 26.46
     International Small Company  2012       2.19        0.90 - 2.35          3.91 - 16.37
     Sub-Account                  2011       1.94        1.30 - 2.35     (18.19) - (17.33)
                                  2010       1.30        1.30 - 2.35         19.74 - 21.01
                                  2009         --        1.30 - 2.35         39.40 - 40.87

  MSF MetLife Conservative        2013       3.04        1.55 - 2.15           2.07 - 2.68
     Allocation Sub-Account       2012       3.27        1.55 - 2.15           6.85 - 7.49
                                  2011       2.37        1.55 - 2.15           1.06 - 1.66
                                  2010       4.06        1.55 - 2.15           7.71 - 8.36
                                  2009       3.20        1.55 - 2.25         17.85 - 18.68

  MSF MetLife Conservative to     2013       2.53        1.55 - 2.10           8.62 - 9.22
     Moderate Allocation          2012       2.95        1.55 - 2.10           9.13 - 9.74
     Sub-Account                  2011       2.14        1.55 - 2.10       (1.04) - (0.50)
                                  2010       3.38        1.55 - 2.10           9.21 - 9.81
                                  2009       3.07        1.55 - 2.10         21.11 - 21.78

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                 AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                    UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                     LOWEST TO          NET          INCOME          LOWEST TO          LOWEST TO
                                       UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                   ------------  ---------------  --------------  -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock  2013     5,501,359     2.64 - 28.20     125,884,078       1.00        0.89 - 2.35         29.67 - 31.97
     Index Sub-Account       2012     4,914,049     2.01 - 21.37      88,989,701       0.82        0.89 - 2.35         14.53 - 16.55
                             2011     4,708,991     1.73 - 18.33      77,805,929       0.70        0.89 - 2.35       (4.50) - (2.76)
                             2010     3,443,301    15.77 - 18.85      59,472,935       0.76        0.89 - 2.20         23.19 - 25.17
                             2009     1,692,693    12.86 - 15.06      23,983,061       1.55        0.89 - 2.15         28.41 - 35.78

  MSF MetLife Moderate       2013     3,073,122    13.90 - 14.77      44,655,421       2.00        1.55 - 2.25         15.36 - 16.17
     Allocation Sub-Account  2012     3,326,548    12.05 - 12.71      41,689,448       2.39        1.55 - 2.25         10.71 - 11.49
                             2011     3,930,913    10.88 - 11.40      44,282,730       1.52        1.55 - 2.25       (3.55) - (2.89)
                             2010     4,192,524    11.28 - 11.74      48,715,861       2.53        1.55 - 2.25         10.65 - 11.44
                             2009     4,293,013    10.20 - 10.54      44,856,785       2.96        1.55 - 2.25         23.72 - 24.58

  MSF MetLife Moderate to    2013     3,927,901    14.05 - 14.80      57,260,787       1.46        1.55 - 2.15         21.67 - 22.40
     Aggressive Allocation   2012     4,335,356    11.55 - 12.09      51,720,857       1.91        1.55 - 2.15         12.92 - 13.60
     Sub-Account             2011     4,632,179    10.23 - 10.65      48,721,974       1.43        1.55 - 2.15       (5.81) - (5.25)
                             2010     5,194,016    10.86 - 11.24      57,766,976       2.14        1.55 - 2.15         12.25 - 12.94
                             2009     5,328,120      9.67 - 9.95      52,562,753       2.53        1.55 - 2.15         26.35 - 27.11

  MSF MetLife Stock Index    2013    28,624,388     6.28 - 69.33     561,274,487       1.68        0.89 - 2.90         28.14 - 30.85
     Sub-Account             2012    29,109,224     4.82 - 52.98     446,759,028       1.55        0.89 - 2.90         12.30 - 14.73
                             2011    25,347,914     4.22 - 46.18     355,993,780       1.55        0.89 - 2.90         (1.15) - 0.94
                             2010    23,801,960    11.03 - 45.76     343,187,076       1.63        0.89 - 2.90         11.41 - 13.81
                             2009    21,150,594     9.85 - 40.20     281,243,641       2.10        0.89 - 2.90         23.01 - 26.75

  MSF MFS Total Return       2013       814,124    46.24 - 71.07      46,044,412       2.31        0.89 - 2.30         16.06 - 17.94
     Sub-Account             2012       730,405    41.41 - 60.26      35,344,618       2.78        0.89 - 2.15          2.75 - 10.59
                             2011       826,212    38.00 - 54.49      36,390,818       2.68        0.89 - 2.15           0.04 - 1.51
                             2010       929,202    37.99 - 53.68      40,676,709       2.91        0.89 - 2.15           7.53 - 9.10
                             2009     1,006,138    35.33 - 49.20      40,772,224       4.14        0.89 - 2.15         15.84 - 17.55

  MSF MFS Value Sub-Account  2013    12,139,878    12.05 - 23.85     260,473,964       0.55        0.89 - 2.35         17.10 - 34.53
                             2012     3,025,966    14.12 - 17.78      48,275,261       1.94        0.89 - 2.30          3.00 - 15.61
                             2011     3,145,406    12.27 - 14.81      43,754,913       1.57        0.89 - 2.30       (1.43) - (0.04)
                             2010     3,234,649    12.33 - 14.90      45,430,281       1.32        0.89 - 2.30          8.89 - 10.44
                             2009     2,664,361    11.22 - 13.56      33,984,060         --        0.89 - 2.30         18.08 - 19.75

  MSF MSCI EAFE Index        2013     8,809,646     1.61 - 17.40     112,197,169       2.89        0.89 - 2.25         18.74 - 20.78
     Sub-Account             2012     7,172,234     1.34 - 14.41      81,404,548       2.89        0.89 - 2.15         15.42 - 17.27
                             2011     6,390,970     1.15 - 12.29      69,159,210       2.23        0.89 - 2.15     (14.50) - (13.28)
                             2010     4,636,491    11.54 - 14.17      58,834,689       2.24        0.89 - 2.15           5.47 - 7.24
                             2009     2,230,107    10.94 - 13.21      27,098,496       3.30        0.89 - 2.15         26.95 - 35.25

  MSF Neuberger Berman       2013     8,020,175    18.58 - 27.70     172,247,460       0.10        0.89 - 2.35         24.94 - 37.30
     Genesis Sub-Account     2012       626,194    16.44 - 20.18      11,798,908       0.34        0.89 - 2.30           7.25 - 9.05
                             2011       647,811    15.96 - 18.50      11,266,993       0.73        0.89 - 1.95         (7.38) - 4.87
                             2010       578,563    16.81 - 17.64       9,730,049       0.51        0.89 - 1.35         19.95 - 20.50
                             2009       605,787    14.02 - 14.64       8,493,213       1.10        0.89 - 1.35         11.63 - 12.15

  MSF Russell 2000 Index     2013     5,835,501     2.74 - 29.98     141,070,458       1.29        0.89 - 2.35         34.91 - 37.33
     Sub-Account             2012     5,078,788     2.01 - 21.83      91,750,975       0.88        0.89 - 2.35         13.24 - 15.31
                             2011     3,926,223     1.75 - 18.93      64,081,468       0.84        0.89 - 2.35       (6.46) - (4.95)
                             2010     2,703,578     7.11 - 19.92      46,792,763       0.77        0.89 - 2.35         23.61 - 25.79
                             2009     1,108,328     5.68 - 15.83      15,337,009       1.65        0.89 - 2.20         24.25 - 26.62

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  MSF T. Rowe Price Large          2013    14,688,080     8.03 - 53.41     151,930,071
     Growth Sub-Account            2012        39,346    35.99 - 39.07       1,501,612
                                   2011        44,809    30.91 - 33.42       1,465,621
                                   2010        40,496    31.93 - 34.38       1,365,647
                                   2009        39,614    27.87 - 29.90       1,161,818

  MSF T. Rowe Price Small Cap      2013       356,919    25.98 - 35.74      10,522,813
     Growth Sub-Account            2012       380,162    18.41 - 24.95       7,808,995
                                   2011       417,381    16.23 - 21.67       7,500,142
                                   2010       465,332    16.01 - 21.48       8,285,648
                                   2009       481,022    12.16 - 16.06       6,406,764

  MSF Van Eck Global Natural       2013     6,278,667    16.43 - 17.17     106,449,499
     Resources Sub-Account         2012     7,200,491    15.15 - 15.70     111,896,983
     (Commenced 5/4/2009)          2011     6,910,683    15.07 - 15.51     106,332,935
                                   2010     3,967,225    18.49 - 18.86      74,371,723
                                   2009     1,195,095    14.65 - 14.80      17,635,926

  MSF Western Asset                2013    16,417,493    14.93 - 19.52     291,870,388
     Management U.S. Government    2012    17,244,875    15.42 - 19.89     313,310,285
     Sub-Account                   2011    16,038,241    15.32 - 19.49     285,529,978
                                   2010    12,558,586    14.90 - 18.69     214,907,918
                                   2009     8,573,371    14.46 - 17.89     140,925,866

  Neuberger Berman Genesis         2013           474            23.21          10,991
     Sub-Account                   2012           474            17.11           8,101
                                   2011           474            15.72           7,443
                                   2010           571            15.16           8,663
                                   2009           697            12.60           8,785

  Oppenheimer VA Core Bond         2013         1,493             5.79           8,646
     Sub-Account                   2012         1,541             5.88           9,058
                                   2011         1,878             5.41          10,150
                                   2010         1,952             5.06           9,885
                                   2009        12,533             4.61          57,756

  Oppenheimer VA Global            2013           443            10.15           4,492
     Strategic Income Sub-Account  2012           443            10.30           4,562
                                   2011           443             9.20           4,075
                                   2010           443             9.25           4,097
                                   2009         1,786             8.16          14,575

  Oppenheimer VA Main Street       2013        14,316             7.27         104,039
     Sub-Account                   2012        14,959             5.59          83,663
                                   2011        22,109             4.85         107,300
                                   2010        24,227             4.92         119,249
                                   2009        28,105             4.30         120,826

  Oppenheimer VA Main Street       2013     4,655,290    16.15 - 27.82     123,045,407
     Small Cap Sub-Account         2012     5,041,901    11.62 - 19.97      96,092,155
                                   2011     4,964,464     9.98 - 17.13      81,494,321
                                   2010     4,127,208    10.35 - 17.72      70,331,777
                                   2009     3,126,840     8.51 - 14.54      43,881,910

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  MSF T. Rowe Price Large          2013         --        0.89 - 2.35         26.10 - 37.93
     Growth Sub-Account            2012         --        1.50 - 1.90         16.43 - 16.90
                                   2011         --        1.50 - 1.90       (3.19) - (2.80)
                                   2010       0.07        1.50 - 1.90         14.55 - 15.01
                                   2009       0.32        1.50 - 1.90         40.35 - 40.91

  MSF T. Rowe Price Small Cap      2013       0.22        0.89 - 2.15         41.11 - 43.27
     Growth Sub-Account            2012         --        0.89 - 2.15         13.43 - 15.14
                                   2011         --        0.89 - 2.15         (0.70) - 0.87
                                   2010         --        0.89 - 2.30         31.60 - 33.71
                                   2009       0.12        0.89 - 2.30         35.49 - 37.73

  MSF Van Eck Global Natural       2013       0.66        1.30 - 2.15           8.40 - 9.32
     Resources Sub-Account         2012         --        1.30 - 2.15           0.38 - 1.25
     (Commenced 5/4/2009)          2011       1.10        1.30 - 2.20     (18.49) - (17.75)
                                   2010       0.25        1.30 - 2.20         26.22 - 27.36
                                   2009         --        1.30 - 2.20         35.00 - 35.82

  MSF Western Asset                2013       1.95        0.95 - 2.35       (3.21) - (1.84)
     Management U.S. Government    2012       1.85        0.95 - 2.35           0.64 - 2.07
     Sub-Account                   2011       1.20        0.95 - 2.35           2.83 - 4.28
                                   2010       2.24        0.95 - 2.35           3.04 - 4.50
                                   2009       4.06        0.95 - 2.35           1.67 - 3.10

  Neuberger Berman Genesis         2013       0.32               0.89                 35.68
     Sub-Account                   2012       0.21               0.89                  8.84
                                   2011       0.84               0.89                  3.67
                                   2010         --               0.89                 20.30
                                   2009         --               0.89                 25.13

  Oppenheimer VA Core Bond         2013       5.14               1.40                (1.49)
     Sub-Account                   2012       4.67               1.40                  8.75
                                   2011       5.76               1.40                  6.77
                                   2010       4.81               1.40                  9.87
                                   2009         --               1.40                  8.09

  Oppenheimer VA Global            2013       4.99               1.40                (1.52)
     Strategic Income Sub-Account  2012       5.95               1.40                 11.95
                                   2011       3.19               1.40                (0.55)
                                   2010      16.19               1.40                 13.38
                                   2009       0.53               1.40                 17.17

  Oppenheimer VA Main Street       2013       1.10               1.40                 29.94
     Sub-Account                   2012       0.86               1.40                 15.24
                                   2011       1.27               1.40                (1.40)
                                   2010       1.11               1.40                 14.49
                                   2009       1.94               1.40                 26.52

  Oppenheimer VA Main Street       2013       0.70        0.95 - 1.75         38.19 - 39.29
     Small Cap Sub-Account         2012       0.33        0.95 - 1.75         15.62 - 16.55
                                   2011       0.36        0.95 - 1.75       (4.07) - (3.30)
                                   2010       0.37        0.95 - 1.75         20.92 - 21.90
                                   2009       0.52        0.95 - 1.75         34.52 - 35.58

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Oppenheimer VA Money         2013           723             5.53           4,000
     Sub-Account               2012        20,150             5.61         112,965
                               2011        20,177             5.69         114,709
                               2010        20,177             5.76         116,310
                               2009        20,177             5.84         117,917

  Pioneer VCT Disciplined      2013       170,657    11.41 - 12.04       2,003,137
     Value Sub-Account         2012       229,721      9.05 - 9.48       2,136,823
                               2011       238,409      8.34 - 8.68       2,036,161
                               2010       243,744      8.83 - 9.11       2,192,843
                               2009       223,412      8.19 - 8.44       1,867,892

  Pioneer VCT Emerging         2013        46,688    14.71 - 16.31         721,583
     Markets Sub-Account       2012        49,333    15.34 - 16.87         791,020
                               2011        48,427    14.01 - 15.29         705,700
                               2010        62,764    18.70 - 20.26       1,212,537
                               2009        60,035    16.18 - 17.74       1,020,914

  Pioneer VCT Equity Income    2013        22,692    27.19 - 30.29         637,874
     Sub-Account               2012        24,722    21.52 - 23.79         548,970
                               2011        17,862    19.96 - 21.90         371,272
                               2010        18,868    19.24 - 20.95         375,754
                               2009        20,833    16.12 - 17.79         354,460

  Pioneer VCT Ibbotson Growth  2013     1,114,977    18.19 - 19.45      20,842,468
     Allocation Sub-Account    2012     1,199,751    15.56 - 16.51      19,107,227
                               2011     1,225,572    14.18 - 14.93      17,736,364
                               2010     1,275,136    14.95 - 15.62      19,386,421
                               2009     1,257,274    13.28 - 13.78      16,934,322

  Pioneer VCT Ibbotson         2013     1,660,240    17.16 - 18.76      30,201,063
     Moderation Allocation     2012     1,789,015    15.09 - 16.33      28,441,628
     Sub-Account               2011     1,795,010    13.82 - 14.81      25,968,930
                               2010     1,833,743    14.43 - 15.31      27,517,066
                               2009     1,818,031    12.95 - 13.60      24,317,338

  Pioneer VCT Mid Cap Value    2013     1,719,853    37.64 - 45.45      71,900,042
     Sub-Account               2012     1,769,793    28.91 - 34.56      56,444,927
                               2011     1,688,831    26.60 - 31.48      49,145,077
                               2010     1,493,349    28.81 - 33.76      46,621,818
                               2009     1,309,529    24.92 - 28.91      35,037,503

  Pioneer VCT Real Estate      2013        11,399    21.20 - 23.46         252,653
     Shares Sub-Account        2012        10,700    21.29 - 23.38         237,514
                               2011        12,968    18.70 - 20.38         251,847
                               2010        12,983    17.38 - 18.80         234,208
                               2009        16,034    13.78 - 14.80         228,918

  T. Rowe Price Growth Stock   2013        62,571           133.27       8,339,192
     Sub-Account               2012        66,302            96.60       6,404,585
                               2011        73,401            81.96       6,015,937
                               2010        85,875            83.50       7,170,858
                               2009        97,059            72.05       6,993,261

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  Oppenheimer VA Money         2013       0.01               1.40                (1.38)
     Sub-Account               2012       0.01               1.40                (1.39)
                               2011       0.01               1.40                (1.37)
                               2010       0.03               1.40                (1.37)
                               2009       0.35               1.40                (1.07)

  Pioneer VCT Disciplined      2013       1.59        1.20 - 1.95         26.11 - 27.06
     Value Sub-Account         2012       0.98        1.20 - 1.95           8.45 - 9.27
                               2011       0.72        1.20 - 1.95       (5.53) - (4.82)
                               2010       0.58        1.20 - 1.95           7.15 - 7.96
                               2009       0.70        1.20 - 2.15         13.26 - 14.34

  Pioneer VCT Emerging         2013       0.92        1.20 - 1.95       (4.08) - (3.36)
     Markets Sub-Account       2012       0.21        1.20 - 1.95          9.49 - 10.32
                               2011         --        1.20 - 1.95     (25.09) - (24.53)
                               2010       0.32        1.20 - 1.95         13.38 - 14.23
                               2009       0.63        1.20 - 2.15         70.32 - 71.96

  Pioneer VCT Equity Income    2013       2.29        1.20 - 1.95         26.35 - 27.30
     Sub-Account               2012       3.87        1.20 - 1.95           7.83 - 8.65
                               2011       2.00        1.20 - 1.95           3.73 - 4.51
                               2010       2.07        1.20 - 1.95         16.93 - 17.81
                               2009       3.38        1.20 - 2.15         11.47 - 12.53

  Pioneer VCT Ibbotson Growth  2013       1.76        1.20 - 1.95         16.95 - 17.83
     Allocation Sub-Account    2012       1.76        1.20 - 1.95          9.72 - 10.55
                               2011       1.94        1.20 - 1.95       (5.14) - (4.42)
                               2010       1.88        1.20 - 1.95         12.55 - 13.39
                               2009       2.87        1.20 - 1.95         30.11 - 31.09

  Pioneer VCT Ibbotson         2013       2.31        1.20 - 2.20         13.71 - 14.85
     Moderation Allocation     2012       2.47        1.20 - 2.20          9.14 - 10.25
     Sub-Account               2011       2.49        1.20 - 2.20       (4.21) - (3.25)
                               2010       2.53        1.20 - 2.20         11.44 - 12.56
                               2009       3.10        1.20 - 2.20         28.59 - 29.89

  Pioneer VCT Mid Cap Value    2013       0.74        0.95 - 1.95         30.19 - 31.50
     Sub-Account               2012       0.84        0.95 - 1.95           8.67 - 9.77
                               2011       0.64        0.95 - 1.95       (7.66) - (6.73)
                               2010       0.87        0.95 - 1.95         15.62 - 16.78
                               2009       1.29        0.95 - 1.95         22.85 - 24.08

  Pioneer VCT Real Estate      2013       2.16        1.20 - 1.95         (0.42) - 0.33
     Shares Sub-Account        2012       2.11        1.20 - 1.95         13.84 - 14.70
                               2011       2.24        1.20 - 1.95           7.64 - 8.45
                               2010       2.42        1.20 - 1.95         26.06 - 27.01
                               2009       4.81        1.20 - 1.95         29.02 - 29.98

  T. Rowe Price Growth Stock   2013       0.04               0.89                 37.97
     Sub-Account               2012       0.18               0.89                 17.86
                               2011       0.02               0.89                (1.85)
                               2010       0.06               0.89                 15.89
                               2009       0.21               0.89                 41.98

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  T. Rowe Price International  2013        41,360            15.85         655,401
     Stock Sub-Account         2012        45,736            13.99         639,881
                               2011        59,337            11.89         705,529
                               2010        68,117            13.68         932,126
                               2009        72,797            12.06         877,970

  T. Rowe Price Prime Reserve  2013        31,743            17.59         558,449
     Sub-Account               2012        40,746            17.75         723,146
                               2011        54,384            17.91         973,756
                               2010        70,013            18.06       1,264,618
                               2009        76,856            18.22       1,400,475

  UIF U.S. Real Estate         2013     2,531,191    27.80 - 60.27     100,974,977
     Sub-Account               2012     2,343,331    27.76 - 59.62      90,757,950
                               2011     2,367,197    24.43 - 51.96      76,564,905
                               2010     2,327,750    23.50 - 49.52      68,963,648
                               2009     2,542,094    18.43 - 38.47      56,466,102

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  T. Rowe Price International  2013       0.97               0.89                13.26
     Stock Sub-Account         2012       1.21               0.89                17.66
                               2011       1.20               0.89              (13.11)
                               2010       1.13               0.89                13.46
                               2009       2.49               0.89                50.86

  T. Rowe Price Prime Reserve  2013       0.01               0.89               (0.87)
     Sub-Account               2012       0.01               0.89               (0.88)
                               2011       0.01               0.89               (0.87)
                               2010       0.01               0.89               (0.87)
                               2009       0.22               0.89               (0.70)

  UIF U.S. Real Estate         2013       1.09        0.95 - 1.90          0.13 - 1.09
     Sub-Account               2012       0.85        0.95 - 1.90        13.65 - 14.74
                               2011       0.85        0.95 - 1.90          3.93 - 4.92
                               2010       2.15        0.95 - 1.90        27.52 - 28.73
                               2009       3.31        0.95 - 1.90        25.93 - 27.14

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

MetLife Investors USA Insurance Company

Consolidated Financial Statements
As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying consolidated financial statements of MetLife Investors USA Insurance Company and its subsidiaries (the "Company"), an indirect wholly-owned subsidiary of MetLife, Inc., which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company and its subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Philadelphia, Pennsylvania
April 8, 2014

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                    2013         2012
                                                                                ------------ ------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value
   (amortized cost: $10,757 and $9,987, respectively).......................... $     11,214 $     11,387
 Equity securities available-for-sale, at estimated fair value (cost: $113 and
   $33, respectively)..........................................................           99           34
 Mortgage loans (net of valuation allowances of $8 and $8, respectively).......        1,826        1,678
 Policy loans..................................................................          151          130
 Real estate and real estate joint ventures....................................          190          175
 Other limited partnership interests...........................................          799          650
 Short-term investments, at estimated fair value...............................          504          722
 Other invested assets.........................................................          524          560
                                                                                ------------ ------------
   Total investments...........................................................       15,307       15,336
Cash and cash equivalents......................................................          100          122
Accrued investment income......................................................          134          135
Premiums, reinsurance and other receivables....................................       12,468       14,492
Deferred policy acquisition costs..............................................        3,624        2,906
Current income tax recoverable.................................................          108          137
Other assets...................................................................          692          725
Separate account assets........................................................       81,745       70,876
                                                                                ------------ ------------
     Total assets.............................................................. $    114,178 $    104,729
                                                                                ============ ============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits......................................................... $      5,415 $      4,402
Policyholder account balances..................................................       11,066       12,937
Other policy-related balances..................................................        2,649        2,607
Payables for collateral under securities loaned and other transactions.........        1,547        1,823
Long-term debt.................................................................           40           41
Deferred income tax liability..................................................        1,113        1.383
Other liabilities..............................................................        5,796        5,389
Separate account liabilities...................................................       81,745       70,876
                                                                                ------------ ------------
     Total liabilities.........................................................      109,371       99,458
                                                                                ------------ ------------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Preferred stock, par value $1.00 per share; 200,000 shares authorized, issued
  and outstanding..............................................................           --           --
Common stock, par value $200.00 per share; 15,000 shares authorized;
  11,000 shares issued and outstanding.........................................            2            2
Additional paid-in capital.....................................................        2,534        2,520
Retained earnings..............................................................        1,997        1,832
Accumulated other comprehensive income (loss)..................................          274          917
                                                                                ------------ ------------
     Total stockholder's equity................................................        4,807        5,271
                                                                                ------------ ------------
     Total liabilities and stockholder's equity................................ $    114,178 $    104,729
                                                                                ============ ============

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                  2013      2012      2011
                                                                --------- --------- ---------
Revenues
Premiums....................................................... $     333 $     428 $     647
Universal life and investment-type product policy fees.........     1,691     1,585     1,288
Net investment income..........................................       726       661       586
Other revenues.................................................       422       327       314
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (3)       (4)        --
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............        --         2       (2)
 Other net investment gains (losses)...........................         9        27       (5)
                                                                --------- --------- ---------
   Total net investment gains (losses).........................         6        25       (7)
 Net derivative gains (losses).................................   (1,005)     1,135       725
                                                                --------- --------- ---------
     Total revenues............................................     2,173     4,161     3,553
                                                                --------- --------- ---------
Expenses
Policyholder benefits and claims...............................       571       802       779
Interest credited to policyholder account balances.............       419       421       424
Other expenses.................................................     1,039     1,928     1,688
                                                                --------- --------- ---------
     Total expenses............................................     2,029     3,151     2,891
                                                                --------- --------- ---------
Income (loss) before provision for income tax..................       144     1,010       662
Provision for income tax expense (benefit).....................      (21)       296       175
                                                                --------- --------- ---------
Net income (loss).............................................. $     165 $     714 $     487
                                                                ========= ========= =========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013    2012     2011
                                                                      -------- ------- ---------
Net income (loss).................................................... $    165 $   714 $     487
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........    (853)     331       697
 Unrealized gains (losses) on derivatives............................    (138)      16       199
 Foreign currency translation adjustments............................        2     (1)       (1)
                                                                      -------- ------- ---------
Other comprehensive income (loss), before income tax.................    (989)     346       895
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      346   (121)     (313)
                                                                      -------- ------- ---------
Other comprehensive income (loss), net of income tax.................    (643)     225       582
                                                                      -------- ------- ---------
Comprehensive income (loss).......................................... $  (478) $   939 $   1,069
                                                                      ======== ======= =========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                       Accumulated Other Comprehensive Income (Loss)
                                                                       ---------------------------------------------
                                                                           Net
                                                                       Unrealized                       Foreign
                                              Additional               Investment     Other-Than-       Currency
                          Preferred  Common    Paid-in      Retained      Gains        Temporary      Translation
                           Stock     Stock     Capital     Earnings       (Losses)      Impairments     Adjustments
                         ---------- -------- ------------ ------------ -----------   --------------  --------------
Balance at December 31,
 2010 (1)............... $      --  $      2 $      2,520 $        631 $      113       $    (3)        $     --
Net income (loss).......                                           487
Other comprehensive
 income (loss), net of
 income tax.............                                                      584            (1)             (1)
                         ---------- -------- ------------ ------------ -----------   --------------  --------------
Balance at December 31,
 2011...................        --         2        2,520        1,118        697            (4)             (1)
Net income (loss).......                                           714
Other comprehensive
 income (loss), net of
 income tax.............                                                      225              1             (1)
                         ---------- -------- ------------ ------------ -----------   --------------  --------------
Balance at December 31,
 2012...................        --         2        2,520        1,832        922            (3)             (2)
Capital contribution....                               14
Net income (loss).......                                           165
Other comprehensive
 income (loss), net of
 income tax.............                                                    (645)              1               1
                         ---------- -------- ------------ ------------ -----------   --------------  --------------
Balance at December 31,
 2013................... $      --  $      2 $      2,534 $      1,997 $      277       $    (2)        $    (1)
                         ========== ======== ============ ============ ===========   ==============  ==============




                             Total
                         Stockholder's
                             Equity
                         -------------
Balance at December 31,
 2010 (1)............... $      3,263
Net income (loss).......          487
Other comprehensive
 income (loss), net of
 income tax.............          582
                         -------------
Balance at December 31,
 2011...................        4,332
Net income (loss).......          714
Other comprehensive
 income (loss), net of
 income tax.............          225
                         -------------
Balance at December 31,
 2012...................        5,271
Capital contribution....           14
Net income (loss).......          165
Other comprehensive
 income (loss), net of
 income tax.............        (643)
                         -------------
Balance at December 31,
 2013................... $      4,807
                         =============

--------

(1)Includes amounts related to prior period adjustments to Retained Earnings of ($25) million. See Note 1.

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                                      2013     2012     2011
                                                                                                    -------- -------- --------
Cash flows from operating activities
Net income (loss).................................................................................. $    165 $    714 $    487
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       17       13       20
  Amortization of premiums and accretion of discounts associated with investments, net.............     (59)     (49)     (45)
  (Gains) losses on investments and derivatives, net...............................................      918  (1,222)    (826)
  (Income) loss from equity method investments, net of dividends or distributions..................     (34)     (24)      (2)
  Interest credited to policyholder account balances...............................................      419      421      424
  Universal life and investment-type product policy fees...........................................  (1,691)  (1,585)  (1,288)
  Change in accrued investment income..............................................................        7     (12)     (14)
  Change in premiums, reinsurance and other receivables............................................  (1,230)    (705)    (608)
  Change in deferred policy acquisition costs, net.................................................    (675)       41    (574)
  Change in income tax.............................................................................      105      328      160
  Change in other assets...........................................................................    1,637    1,417    1,058
  Change in insurance-related liabilities and policy-related balances..............................    1,123    1,469    1,299
  Change in other liabilities......................................................................      887      398      363
                                                                                                    -------- -------- --------
Net cash provided by (used in) operating activities................................................    1,589    1,204      454
                                                                                                    -------- -------- --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................    3,907    3,203    3,137
   Equity securities...............................................................................        9        3        5
   Mortgage loans..................................................................................      115       60       56
   Real estate and real estate joint ventures......................................................       27       --       --
   Other limited partnership interests.............................................................       50       68       93
  Purchases of:
   Fixed maturity securities.......................................................................  (4,569)  (3,715)  (4,274)
   Equity securities...............................................................................     (82)     (31)      (5)
   Mortgage loans..................................................................................    (258)    (229)    (387)
   Real estate and real estate joint ventures......................................................     (69)    (145)      (1)
   Other limited partnership interests.............................................................    (171)    (162)    (164)
  Cash received in connection with freestanding derivatives........................................       29       57       22
  Cash paid in connection with freestanding derivatives............................................     (76)     (18)     (25)
  Issuances of loans to affiliates.................................................................    (125)       --    (125)
  Net change in policy loans.......................................................................     (21)     (28)     (38)
  Net change in short-term investments.............................................................      220       57    (666)
  Net change in other invested assets..............................................................     (13)        5       25
                                                                                                    -------- -------- --------
Net cash provided by (used in) investing activities................................................  (1,027)    (875)  (2,347)
                                                                                                    -------- -------- --------
Cash flows from financing activities
  Policyholder account balances:
   Deposits........................................................................................    1,616    2,621    4,984
   Withdrawals.....................................................................................  (1,914)  (3,191)  (3,647)
  Net change in payables for collateral under securities loaned and other transactions.............    (276)      151      426
  Long-term debt repaid............................................................................      (1)      (1)      (3)
  Financing element on certain derivative instruments..............................................      (9)      105        1
                                                                                                    -------- -------- --------
Net cash provided by (used in) financing activities................................................    (584)    (315)    1,761
                                                                                                    -------- -------- --------
Change in cash and cash equivalents................................................................     (22)       14    (132)
Cash and cash equivalents, beginning of year.......................................................      122      108      240
                                                                                                    -------- -------- --------
Cash and cash equivalents, end of year                                                              $    100 $    122 $    108
                                                                                                    ======== ======== ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest........................................................................................ $      3 $      3 $      2
                                                                                                    ======== ======== ========
   Income tax...................................................................................... $  (131) $   (34) $     16
                                                                                                    ======== ======== ========
Non-cash transactions:
  Real estate and real estate joint ventures acquired in satisfaction of debt...................... $     -- $      2 $     --
                                                                                                    ======== ======== ========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors USA Insurance Company ("MLI-USA") and its subsidiaries, (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life, universal and variable life and variable and fixed annuity products.

  In the second quarter of 2013, MetLife announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MICC, MLI-USA and MetLife Investors Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Investors USA Insurance Company and its subsidiary, as well as a partnership in which the Company has control. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

  Adjustments to Prior Periods

   During the fourth quarter of 2013, the Company determined certain prior period results should be adjusted to correct the following:

    . Certain prior years' acquisition costs related to variable annuity sales were incorrectly allocated to an affiliate. Such costs, net of deferred policy acquisition costs ("DAC"), were $65 million, $78 million and $62 million for 2012, 2011 and 2010, respectively.
    . A DAC recoverability write-off of $111 million associated with term life and universal life secondary guarantees business sold in 2012 was not recorded as of December 31, 2012.
    . The fair value of a bifurcated embedded derivative associated with a reinsurance agreement was overstated by $23 million for 2011.
    . Policyholder benefits and claims and other expenses were overstated in 2012 by $6 million and $23 million, respectively, due to an adjustment in the modeling of dynamic lapses in certain variable annuity products.
    . Adjustments associated with data used in the modeling of certain variable annuity projected benefits in periods prior to 2012. Previously, net derivative gains (losses) was over (understated) by $82 million, ($47) million and ($35) million for the years ended December 31, 2012 and 2011 and periods prior to 2011, respectively, and DAC amortization was over (understated) by $28 million, ($15) million and ($13) million for the years ended December 31, 2012 and 2011 and periods prior to 2011, respectively.

   Management evaluated the materiality of these adjustments quantitatively and qualitatively and concluded that they were not material to any prior periods' annual financial statements; however, unadjusted amounts as of December 31, 2012 would have had a significant effect on the results of operations for 2013 if they were recorded in 2013. Accordingly, the Company has revised its previously reported financial statements for prior annual periods for the items listed above, including the related tax impacts, as detailed below.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  The impact of the adjustments is shown in the tables below:

                                                       December 31, 2012
                                                      -------------------
                                                          As
                                                      Previously    As
      Consolidated Balance Sheets                      Reported  Adjusted
      ----------------------------------------------- ---------- --------
                                                         (In millions)
      Assets
         Premiums, reinsurance and other receivables.  $ 14,746  $ 14,492
         Deferred policy acquisition costs...........  $  2,945  $  2,906
         Other assets................................  $    721  $    725
         Total assets................................  $105,018  $104,729
      Liabilities
         Future policy benefits......................  $  4,404  $  4,402
         Deferred income tax liability...............  $  1,484  $  1,383
         Total liabilities...........................  $ 99,561  $ 99,458
      Stockholder's Equity
         Retained earnings...........................  $  2,018  $  1,832
         Total stockholder's equity..................  $  5,457  $  5,271
         Total liabilities and stockholder's equity..  $105,018  $104,729

                                                            December 31,
                                               ---------------------------------------
                                                      2012                2011
                                               ------------------- -------------------
                                                   As                  As
                                               Previously    As    Previously    As
Consolidated Statements of Operations           Reported  Adjusted  Reported  Adjusted
---------------------------------------------- ---------- -------- ---------- --------
                                                            (In millions)
Revenues
   Net derivative gains (losses)..............   $1,194    $1,135    $  701    $  725
   Total revenues.............................   $4,220    $4,161    $3,529    $3,553
Expenses
   Policyholder benefits and claims...........   $  808    $  802    $  779       N/A
   Other expenses.............................   $1,803    $1,928    $1,595    $1,688
   Total expenses.............................   $3,032    $3,151    $2,798    $2,891
Income (loss) before provision for income tax.   $1,188    $1,010    $  731    $  662
Provision for income tax expense (benefit)....   $  359    $  296    $  198    $  175
Net income (loss).............................   $  829    $  714    $  533    $  487

                                                                     December 31,
                                                        ---------------------------------------
                                                               2012                2011
                                                        ------------------- -------------------
                                                            As                  As
                                                        Previously    As    Previously    As
Consolidated Statements of Comprehensive Income (Loss)   Reported  Adjusted  Reported  Adjusted
------------------------------------------------------  ---------- -------- ---------- --------
                                                                     (In millions)
             Net income (loss).........................   $  829     $714     $  533    $  487
             Comprehensive income (loss)...............   $1,054     $939     $1,115    $1,069

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                           As
                                                       Previously    As
      Consolidated Statements of Stockholder's Equity   Reported  Adjusted
      -----------------------------------------------  ---------- --------
                                                          (In millions)
             Retained Earnings
               Balance at December 31, 2010...........   $  656    $  631
                Net income (loss).....................   $  533    $  487
               Balance at December 31, 2011...........   $1,189    $1,118
                Net income (loss).....................   $  829    $  714
               Balance at December 31, 2012...........   $2,018    $1,832
             Total Stockholder's Equity
               Balance at December 31, 2010...........   $3,288    $3,263
               Balance at December 31, 2011...........   $4,403    $4,332
               Balance at December 31, 2012...........   $5,457    $5,271

                                                                             December 31,
                                                                --------------------------------------
                                                                       2012                2011
                                                                ------------------  ------------------
                                                                    As                  As
                                                                Previously    As    Previously    As
Consolidated Statements of Cash Flows                            Reported  Adjusted  Reported  Adjusted
--------------------------------------------------------------  ---------- -------- ---------- --------
                                                                             (In millions)
Cash flows from operating activities
   Net income (loss)...........................................  $   829   $   714    $  533    $ 487
   (Gains) losses on investments and derivatives, net..........  $(1,281)  $(1,222)   $ (802)   $(826)
   Change in premiums, reinsurance and other receivables.......  $  (756)  $  (705)   $ (710)   $(608)
   Change in deferred policy acquisition costs, net............  $   (33)  $    41    $ (566)   $(574)
   Change in income tax........................................  $   391   $   328    $  184    $ 160
   Change in other assets......................................  $ 1,421   $ 1,417    $1,058      N/A
   Change in insurance-related liabilities and policy-related
     balances..................................................  $ 1,471   $ 1,469    $1,299      N/A

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

  ----------------------------------------------------------------------------
  Accounting Policy                                                       Note
  ----------------------------------------------------------------------------
  Insurance                                                                2
  ----------------------------------------------------------------------------
  Deferred Policy Acquisition Costs and Other Policy-Related Intangibles   3
  ----------------------------------------------------------------------------
  Reinsurance                                                              4
  ----------------------------------------------------------------------------
  Investments                                                              5
  ----------------------------------------------------------------------------
  Derivatives                                                              6
  ----------------------------------------------------------------------------
  Fair Value                                                               7
  ----------------------------------------------------------------------------
  Income Tax                                                               11
  ----------------------------------------------------------------------------
  Litigation Contingencies                                                 12
  ----------------------------------------------------------------------------

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities and premiums received in advance.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
    . in limited circumstances, the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   DAC is amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 3 for additional information on DAC amortization.

   The recovery of DAC is dependent upon the future profitability of the related business.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past business combinations contributed to the Company by MetLife is amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist of the following:

    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Tax credit and renewable energy partnerships derive their primary source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Leveraged leases are recorded net of non-recourse debt. Income on leveraged leases is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------
  Statement of Operations Presentation:    Derivative:
-------------------------------------------------------------------------------
  Net investment income                  .  Economic hedges of equity method
                                            investments in joint ventures
-------------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Employee Benefit Plans

  Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by MLIC, an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 Income Tax

   MetLife Investors USA Insurance Company joined with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $122 million and $109 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $35 million and $32 million at December 31, 2013 and 2012, respectively. Related amortization expense was $3 million, $2 million and $12 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Other Revenues

    Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Foreign Currency

    The results of foreign investments in other limited partnership interests are recorded based on the functional currency of each investment. Net assets of the foreign investments are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and the proportionate shares of net income from the foreign investments are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Participating life                 Aggregate of net level premium
                                      reserves for death and endowment
                                      policy benefits (calculated based
                                      upon the non-forfeiture interest rate
                                      of 4%, and mortality rates guaranteed
                                      in calculating the cash surrender
                                      values described in such contracts).
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities range from 3% to 7%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 4% to 8%.

  Participating business represented 3% and 2% of the Company's life insurance in-force at December 31, 2013 and 2012, respectively. Participating policies represented 35%, 27% and 12% of gross life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

 Guarantee:                               Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  .  A return of purchase        .  Present value of expected death
           payment upon death even if     benefits in excess of the projected
           the account value is           account balance recognizing the
           reduced to zero.               excess ratably over the accumulation
                                          period based on the present value of
                                          total expected assessments.
        .  An enhanced death benefit   .  Assumptions are consistent with
           may be available for an        those used for amortizing DAC, and
           additional fee.                are thus subject to the same
                                          variability and risk.
                                       .  Investment performance and
                                          volatility assumptions are
                                          consistent with the historical
                                          experience of the appropriate
                                          underlying equity index, such as the
                                          S&P 500 Index.
                                       .  Benefit assumptions are based on the
                                          average benefits payable over a
                                          range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  .  After a specified period    .  Present value of expected income
           of time determined at the      benefits in excess of the projected
           time of issuance of the        account balance at any future date
           variable annuity contract,     of annuitization and recognizing the
           a minimum accumulation of      excess ratably over the accumulation
           purchase payments, even if     period based on present value of
           the account value is           total expected assessments.
           reduced to zero, that can
           be annuitized to receive a
           monthly income stream that
           is not less than a
           specified amount.
        .  Certain contracts also      .  Assumptions are consistent with
           provide for a guaranteed       those used for estimating GMDB
           lump sum return of             liabilities.
           purchase premium in lieu
           of the annuitization
           benefit.
                                       .  Calculation incorporates an
                                          assumption for the percentage of the
                                          potential annuitizations that may be
                                          elected by the contractholder.
 ------------------------------------------------------------------------------
 GMWBs  .  A return of purchase        .  Expected value of the life
           payment via partial            contingent payments and expected
           withdrawals, even if the       assessments using assumptions
           account value is reduced       consistent with those used for
           to zero, provided that         estimating the GMDB liabilities.
           cumulative withdrawals in
           a contract year do not
           exceed a certain limit.

        .  Certain contracts include
           guaranteed withdrawals
           that are life contingent.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                  Universal and Variable
                                Annuity Contracts     Life Contracts
                                ----------------- ----------------------
                                                        Secondary
                                  GMDBs    GMIBs        Guarantees         Total
                                -------  -------  ---------------------- -------
                                                (In millions)
  Direct
  Balance at January 1, 2011...   $  73     $281                  $  470  $  824
  Incurred guaranteed benefits.      77      128                     139     344
  Paid guaranteed benefits.....    (18)       --                      --    (18)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2011.     132      409                     609   1,150
  Incurred guaranteed benefits.     102      402                     269     773
  Paid guaranteed benefits.....    (21)       --                      --    (21)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2012.     213      811                     878   1,902
  Incurred guaranteed benefits.     144      127                     312     583
  Paid guaranteed benefits.....    (13)       --                      --    (13)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2013.   $ 344     $938                  $1,190  $2,472
                                =======  =======  ====================== =======
  Ceded
  Balance at January 1, 2011...   $  73     $ 97                  $  334  $  504
  Incurred guaranteed benefits.      77       44                     123     244
  Paid guaranteed benefits.....    (18)       --                      --    (18)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2011.     132      141                     457     730
  Incurred guaranteed benefits.     102      140                     224     466
  Paid guaranteed benefits.....    (21)       --                      --    (21)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2012.     213      281                     681   1,175
  Incurred guaranteed benefits.     144       44                     260     448
  Paid guaranteed benefits.....    (13)       --                      --    (13)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2013.   $ 344     $325                  $  941  $1,610
                                =======  =======  ====================== =======
  Net
  Balance at January 1, 2011...   $  --     $184                  $  136  $  320
  Incurred guaranteed benefits.      --       84                      16     100
  Paid guaranteed benefits.....      --       --                      --      --
                                -------  -------  ---------------------- -------
  Balance at December 31, 2011.      --      268                     152     420
  Incurred guaranteed benefits.      --      262                      45     307
  Paid guaranteed benefits.....      --       --                      --      --
                                -------  -------  ---------------------- -------
  Balance at December 31, 2012.      --      530                     197     727
  Incurred guaranteed benefits.      --       83                      52     135
  Paid guaranteed benefits.....      --       --                      --      --
                                -------  -------  ---------------------- -------
  Balance at December 31, 2013.   $  --     $613                  $  249  $  862
                                =======  =======  ====================== =======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Balanced........ $  39,626 $  35,569
                      Equity..........    36,676    29,557
                      Bond............     3,407     3,749
                      Money Market....       448       527
                                       --------- ---------
                       Total.......... $  80,157 $  69,402
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 4 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2013                         2012
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    84,964    $    57,041   $    74,156    $    51,411
Separate account value..................  $    82,428    $    55,805   $    71,446    $    49,778
Net amount at risk......................  $     1,324    $       562   $     1,976    $     2,316
Average attained age of contractholders.     65 years       64 years      64 years       63 years

                                                        December 31,
                                                   -----------------------
                                                      2013        2012
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     4,207 $     3,659
     Net amount at risk........................... $    71,699 $    65,938
     Average attained age of policyholders........    56 years    56 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  MLI-USA is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh. Holdings of the FHLB of Pittsburgh common stock, included in equity securities, were as follows at:

                                             December 31,
                                             ------------
                                             2013    2012
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $20     $11

  The Company has also entered into funding agreements with the FHLB of Pittsburgh. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                      Liability        Collateral
                                  ----------------- -----------------
                                             December 31,
                                  -----------------------------------
                                      2013     2012     2013     2012
                                  -------- -------- -------- --------
                                             (In millions)
          FHLB of Pittsburgh (1).     $200      $-- $602 (2) $595 (2)

--------

(1)Represents funding agreements issued to the FHLB of Pittsburgh in exchange for cash and for which the FHLB of Pittsburgh has been granted a lien on certain assets, some of which are in the custody of the FHLB

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)

   of Pittsburgh, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Pittsburgh as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $81.6 billion and $70.7 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles (continued)

gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles (continued)


  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC was as follows:

                                                                   Years Ended December 31,
                                                                  --------------------------
                                                                    2013     2012     2011
                                                                  -------- -------- --------
                                                                        (In millions)
DAC
Balance at January 1,............................................ $  2,906 $  2,918 $  2,346
Capitalizations..................................................      476      821    1,274
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      461    (366)    (290)
 Other expenses..................................................    (391)    (472)    (411)
                                                                  -------- -------- --------
   Total amortization............................................       70    (838)    (701)
                                                                  -------- -------- --------
Unrealized investment gains (losses).............................       34        5      (1)
Other (1)........................................................      138       --       --
                                                                  -------- -------- --------
Balance at December 31,.......................................... $  3,624 $  2,906 $  2,918
                                                                  ======== ======== ========

--------

(1)The year ended December 31, 2013 includes $138 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles (continued)


  Information regarding other policy-related intangibles was as follows:

                                            Years Ended December 31,
                                            ------------------------
                                             2013     2012    2011
                                             ------  ------  ------
                                               (In millions)
                Deferred Sales Inducements
                Balance at January 1,...... $  478   $  503  $  497
                Capitalization.............      5       20      79
                Amortization...............   (34)     (45)    (73)
                                             ------  ------  ------
                Balance at December 31,.... $  449   $  478  $  503
                                             ======  ======  ======
                VODA
                Balance at January 1,...... $  130   $  140  $  148
                Amortization...............   (11)     (10)     (8)
                                             ------  ------  ------
                Balance at December 31,.... $  119   $  130  $  140
                                             ======  ======  ======
                Accumulated amortization... $   48   $   37  $   27
                                             ======  ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                        VODA
                                    -------------
                                    (In millions)
                              2014.    $    12
                              2015.    $    12
                              2016.    $    12
                              2017.    $    11
                              2018.    $     9

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by an affiliate. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)

derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $475 million and $386 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $635 million of net unaffiliated ceded reinsurance recoverables. Of this total, $559 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $399 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $541 million of net unaffiliated ceded reinsurance recoverables. Of this total, $478 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $323 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                Years Ended December 31,
                                                               --------------------------
                                                                 2013     2012     2011
                                                               -------- -------- --------
                                                                     (In millions)
Premiums
Direct premiums............................................... $  1,019 $    941 $    961
Reinsurance assumed...........................................       10       11        7
Reinsurance ceded.............................................    (696)    (524)    (321)
                                                               -------- -------- --------
 Net premiums................................................. $    333 $    428 $    647
                                                               ======== ======== ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  2,475 $  2,167 $  1,694
Reinsurance assumed...........................................       79       83       90
Reinsurance ceded.............................................    (863)    (665)    (496)
                                                               -------- -------- --------
 Net universal life and investment-type product policy fees... $  1,691 $  1,585 $  1,288
                                                               ======== ======== ========
Other revenues
Direct other revenues......................................... $    170 $    137 $     99
Reinsurance assumed...........................................       --       --       --
Reinsurance ceded.............................................      252      190      215
                                                               -------- -------- --------
 Net other revenues........................................... $    422 $    327 $    314
                                                               ======== ======== ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  1,650 $  1,799 $  1,363
Reinsurance assumed...........................................       10       19       15
Reinsurance ceded.............................................  (1,089)  (1,016)    (599)
                                                               -------- -------- --------
 Net policyholder benefits and claims......................... $    571 $    802 $    779
                                                               ======== ======== ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $    465 $    454 $    436
Reinsurance assumed...........................................       73       71       68
Reinsurance ceded.............................................    (119)    (104)     (80)
                                                               -------- -------- --------
 Net interest credited to policyholder account balances....... $    419 $    421 $    424
                                                               ======== ======== ========
Other expenses
Direct other expenses......................................... $    974 $  1,796 $  1,495
Reinsurance assumed...........................................       28       33       48
Reinsurance ceded.............................................       37       99      145
                                                               -------- -------- --------
 Net other expenses........................................... $  1,039 $  1,928 $  1,688
                                                               ======== ======== ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                              December 31,
                                 -----------------------------------------------------------------------
                                                2013                                2012
                                 ----------------------------------- -----------------------------------
                                                             Total                               Total
                                                            Balance                             Balance
                                  Direct  Assumed   Ceded    Sheet    Direct  Assumed   Ceded    Sheet
                                 -------- -------- -------- -------- -------- -------- -------- --------
                                                              (In millions)
Assets
Premiums, reinsurance and other
 receivables.................... $   (12) $     27 $ 12,453 $ 12,468 $     84 $     35 $ 14,373 $ 14,492
Deferred policy acquisition
 costs..........................    4,084      122    (582)    3,624    3,429      121    (644)    2,906
                                 -------- -------- -------- -------- -------- -------- -------- --------
  Total assets.................. $  4,072 $    149 $ 11,871 $ 16,092 $  3,513 $    156 $ 13,729 $ 17,398
                                 ======== ======== ======== ======== ======== ======== ======== ========
Liabilities
Other policy-related balances... $    185 $  1,653 $    811 $  2,649 $    164 $  1,588 $    855 $  2,607
Other liabilities...............      316        9    5,471    5,796      282       10    5,097    5,389
                                 -------- -------- -------- -------- -------- -------- -------- --------
  Total liabilities............. $    501 $  1,662 $  6,282 $  8,445 $    446 $  1,598 $  5,952 $  7,996
                                 ======== ======== ======== ======== ======== ======== ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.0 billion and $4.2 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on reinsurance at both December 31, 2013 and 2012.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Exeter, General American Life Insurance Company, MICC, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                             Years Ended December 31,
                                                             ------------------------
                                                              2013     2012    2011
                                                              ------  ------  ------
                                                                (In millions)
Premiums
Reinsurance assumed......................................... $   10   $   11  $    7
Reinsurance ceded...........................................  (637)    (477)   (284)
                                                              ------  ------  ------
 Net premiums............................................... $(627)   $(466)  $(277)
                                                              ======  ======  ======
Universal life and investment-type product policy fees
Reinsurance assumed......................................... $   79   $   83  $   90
Reinsurance ceded...........................................  (735)    (555)   (416)
                                                              ------  ------  ------
 Net universal life and investment-type product policy fees. $(656)   $(472)  $(326)
                                                              ======  ======  ======
Other revenues
Reinsurance assumed......................................... $   --   $   --  $   --
Reinsurance ceded...........................................    252      190     215
                                                              ------  ------  ------
 Net other revenues......................................... $  252   $  190  $  215
                                                              ======  ======  ======
Policyholder benefits and claims
Reinsurance assumed......................................... $   10   $   19  $   15
Reinsurance ceded...........................................  (875)    (833)   (497)
                                                              ------  ------  ------
 Net policyholder benefits and claims....................... $(865)   $(814)  $(482)
                                                              ======  ======  ======
Interest credited to policyholder account balances
Reinsurance assumed......................................... $   73   $   71  $   68
Reinsurance ceded...........................................  (119)    (104)    (80)
                                                              ------  ------  ------
 Net interest credited to policyholder account balances..... $ (46)   $ (33)  $ (12)
                                                              ======  ======  ======
Other expenses
Reinsurance assumed......................................... $   28   $   33  $   48
Reinsurance ceded...........................................     35       98     144
                                                              ------  ------  ------
 Net other expenses......................................... $   63   $  131  $  192
                                                              ======  ======  ======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                         December 31,
                                             -------------------------------------
                                                    2013               2012
                                             ------------------ ------------------
                                             Assumed    Ceded   Assumed    Ceded
                                             -------- --------- -------- ---------
                                                         (In millions)
Assets
Premiums, reinsurance and other receivables. $     27 $  11,792 $     35 $  13,801
Deferred policy acquisition costs...........      122     (579)      121     (642)
                                             -------- --------- -------- ---------
 Total assets............................... $    149 $  11,213 $    156 $  13,159
                                             ======== ========= ======== =========
Liabilities
Other policy-related balances............... $  1,653 $     811 $  1,588 $     855
Other liabilities...........................        9     5,284       10     4,910
                                             -------- --------- -------- ---------
 Total liabilities.......................... $  1,662 $   6,095 $  1,598 $   5,765
                                             ======== ========= ======== =========

  Effective October 1, 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. The agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. The agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $917 million and $407 million at December 31, 2013 and 2012, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $798 million and $438 million at December 31, 2013 and 2012, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was ($14) million and $6 million at December 31, 2013 and 2012, respectively. The Company's consolidated statements of operations reflected a loss for this agreement of $50 million and $37 million for the years ended December 31, 2013 and 2012, respectively, which included net derivative gains (losses) of $20 million and ($6) million for the years ended December 31, 2013 and 2012, respectively, related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $642 million and $3.9 billion at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($3.8) billion, $439 million, and $1.7 billion for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)

funds withheld balance by $48 million and $546 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were $498 million, ($107) million and ($434) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.4 billion and $6.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $3.9 billion and $4.0 billion, at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                              December 31, 2013                           December 31, 2012
                                  ------------------------------------------ --------------------------------------------
                                               Gross Unrealized                            Gross Unrealized
                                   Cost or  ---------------------- Estimated  Cost or  ------------------------ Estimated
                                  Amortized       Temporary  OTTI    Fair    Amortized         Temporary  OTTI    Fair
                                    Cost    Gains  Losses   Losses   Value     Cost     Gains   Losses   Losses   Value
                                  --------- ----- --------- ------ --------- --------- ------- --------- ------ ---------
                                                                       (In millions)
Fixed maturity securities
U.S. corporate...................  $  4,318 $ 323     $  70  $  --  $  4,571   $ 4,130 $   585     $   7  $  --  $  4,708
U.S. Treasury and agency.........     2,031    78        99     --     2,010     1,004     287        --     --     1,291
Foreign corporate................     1,659   103        13     --     1,749     1,747     188         5     --     1,930
RMBS.............................     1,123    64        11      2     1,174     1,362     114         6      4     1,466
State and political subdivision..       776    67        18     --       825       766     160         2     --       924
ABS..............................       369     6         2     --       373       348      15         3     --       360
CMBS.............................       326    15        --     --       341       494      34         1     --       527
Foreign government...............       155    20         4     --       171       136      45        --     --       181
                                  --------- ----- --------- ------ --------- --------- ------- --------- ------ ---------
 Total fixed maturity securities.  $ 10,757 $ 676     $ 217  $   2  $ 11,214   $ 9,987 $ 1,428     $  24  $   4  $ 11,387
                                  ========= ===== ========= ====== ========= ========= ======= ========= ====== =========
Equity securities
Non-redeemable preferred stock...  $     93 $  --     $  14  $  --  $     79   $    22 $     1     $  --  $  --  $     23
Common stock.....................        20    --        --     --        20        11      --        --     --        11
                                  --------- ----- --------- ------ --------- --------- ------- --------- ------ ---------
 Total equity securities.........  $    113 $  --     $  14  $  --  $     99   $    33 $     1     $  --  $  --  $     34
                                  ========= ===== ========= ====== ========= ========= ======= ========= ====== =========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $12 million and less than $1 million with unrealized gains (losses) of $2 million and less than $1 million at December 31, 2013 and 2012, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                                December 31,
                                                   ---------------------------------------
                                                          2013                2012
                                                   ------------------- -------------------
                                                             Estimated           Estimated
                                                   Amortized   Fair    Amortized   Fair
                                                     Cost      Value     Cost      Value
                                                   --------- --------- --------- ---------
                                                                (In millions)
Due in one year or less........................... $     298 $     304 $    234  $     239
Due after one year through five years.............     1,610     1,700    1,417      1,531
Due after five years through ten years............     2,095     2,255    2,137      2,430
Due after ten years...............................     4,936     5,067    3,995      4,834
                                                   --------- --------- --------  ---------
  Subtotal........................................     8,939     9,326    7,783      9,034
Structured securities (RMBS, ABS and CMBS)........     1,818     1,888    2,204      2,353
                                                   --------- --------- --------  ---------
   Total fixed maturity securities................ $  10,757 $  11,214 $  9,987  $  11,387
                                                   ========= ========= ========  =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                               December 31, 2013                         December 31, 2012
                                   ----------------------------------------- -----------------------------------------
                                                        Equal to or Greater                       Equal to or Greater
                                   Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                   -------------------- -------------------- -------------------- --------------------
                                   Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                     Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                     Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                       (In millions, except number of securities)
Fixed maturity securities
U.S. corporate....................  $    845     $   63    $   51      $   7    $  160      $   2    $   48      $   5
U.S. Treasury and agency..........     1,189         99        --         --        --         --        --         --
Foreign corporate.................       260         13        18         --        26          1        14          4
RMBS..............................       345          9        41          4        19         --       105         10
State and political subdivision...       146         13        14          5        16          1         6          1
ABS...............................       148          1        14          1        14         --        26          3
CMBS..............................         6         --        --         --        28          1         9         --
Foreign government................        35          4         1         --        --         --        --         --
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
  Total fixed maturity securities.  $  2,974     $  202    $  139      $  17    $  263      $   5    $  208      $  23
                                   ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Non-redeemable preferred..........  $     70     $   14    $   --      $  --    $   --      $  --    $    1      $  --
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
  Total equity securities.........  $     70     $   14    $   --      $  --    $   --      $  --    $    1      $  --
                                   ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in an
 unrealized loss position.........       372                   63                   64                   72
                                   =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)

  after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $191 million during the year ended December 31, 2013 from $28 million to $219 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $2 million of the total $219 million of gross unrealized losses were from two fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    All of the $2 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater are related to gross unrealized losses on one investment grade fixed maturity security. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Less than $1 million of the $2 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, are related to gross unrealized losses on one below investment grade fixed maturity security.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


  Equity Securities

    Gross unrealized losses on equity securities increased $14 million during the year ended December 31, 2013 from $0 to $14 million. None of the $14 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                  December 31,
                                   -------------------------------------------
                                           2013                  2012
                                   --------------------- ---------------------
                                     Carrying     % of     Carrying     % of
                                       Value      Total      Value      Total
                                   ------------- ------- ------------- -------
                                   (In millions)         (In millions)
 Mortgage loans:
  Commercial......................   $  1,607     88.0 %   $  1,478     88.1 %
  Agricultural....................        227       12.4        208       12.4
                                     --------    -------   --------    -------
    Subtotal (1)..................      1,834      100.4      1,686      100.5
  Valuation allowances............        (8)      (0.4)        (8)      (0.5)
                                     --------    -------   --------    -------
      Total mortgage loans, net...   $  1,826    100.0 %   $  1,678    100.0 %
                                     ========    =======   ========    =======

--------

(1)Purchases of mortgage loans were $2 million and $20 million for the years ended December 31, 2013 and 2012, respectively.

   See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowance for commercial mortgage loans was $7 million at both December 31, 2013 and 2012. The valuation allowance for agricultural mortgage loans was $1 million at both December 31, 2013 and 2012.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural Total
                                        ---------- ------------ -----
                                                (In millions)
          Balance at January 1, 2011...   $  12       $  --     $  12
          Provision (release)..........     (2)           1       (1)
                                          -----       -----     -----
          Balance at December 31, 2011.      10           1        11
          Provision (release)..........     (3)          --       (3)
                                          -----       -----     -----
          Balance at December 31, 2012.       7           1         8
          Provision (release)..........      --          --        --
                                          -----       -----     -----
          Balance at December 31, 2013.   $   7       $   1     $   8
                                          =====       =====     =====

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  1,403     $  18      $  26  $  1,447  90.0%   $  1,542     90.5%
65% to 75%............      100        --         20       120    7.5        120       7.0
76% to 80%............       28        12         --        40    2.5         42       2.5
Greater than 80%......       --        --         --        --     --         --        --
                       --------     -----      -----  -------- ------   --------    ------
 Total................ $  1,531     $  30      $  46  $  1,607 100.0%   $  1,704    100.0%
                       ========     =====      =====  ======== ======   ========    ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  1,317     $  16      $  14  $  1,347  91.1%   $  1,494     91.5%
65% to 75%............       75        --         20        95    6.4        100       6.1
76% to 80%............       --         5         17        22    1.5         24       1.5
Greater than 80%......       --        14         --        14    1.0         14       0.9
                       --------     -----      -----  -------- ------   --------    ------
 Total................ $  1,392     $  35      $  51  $  1,478 100.0%   $  1,632    100.0%
                       ========     =====      =====  ======== ======   ========    ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans, were as follows at:

                                             December 31,
                               -----------------------------------------
                                       2013                 2012
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                Investment   Total   Investment   Total
                               ------------- ------ ------------- ------
                               (In millions)        (In millions)
        Loan-to-value ratios:
        Less than 65%.........    $  201      88.5%    $  208     100.0%
        65% to 75%............        26       11.5        --         --
                                  ------     ------    ------     ------
         Total................    $  227     100.0%    $  208     100.0%
                                  ======     ======    ======     ======

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Impaired Mortgage Loans

   The Company had no impaired mortgage loans at both December 31, 2013 and 2012. The average investment on impaired mortgage loans was $0 and $1 million for the years ended December 31, 2013 and 2012, respectively. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of loans to affiliates (see "-- Related Party Investment Transactions"), freestanding derivatives with positive estimated fair values (see Note 6), tax credit and renewable energy partnerships and leveraged leases.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                 December 31,
                                                                 -------------
                                                                 2013   2012
                                                                 -----  -----
                                                                 (In millions)
    Rental receivables, net..................................... $  92  $  92
    Estimated residual values...................................    14     14
                                                                 -----  -----
     Subtotal...................................................   106    106
    Unearned income.............................................  (35)   (37)
                                                                 -----  -----
       Investment in leveraged leases, net of non-recourse debt. $  71  $  69
                                                                 =====  =====

   Rental receivables are generally due in periodic installments. The payment periods range from two to 19 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


   The deferred income tax liability related to leveraged leases was $63 million and $53 million at December 31, 2013 and 2012, respectively.

   The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

                                                                          Years Ended December 31,
                                                                        ---------------------------
                                                                          2013      2012       2011
                                                                        ------ ------------- ------
                                                                               (In millions)
Income from investment in leveraged leases.............................   $  2          $  5   $  8
Less: Income tax expense on leveraged leases...........................      1             2      3
                                                                        ------ ------------- ------
Investment income after income tax from investment in leveraged leases.   $  1          $  3   $  5
                                                                        ====== ============= ======

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2 million and $23 million at December 31, 2013 and 2012, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                         2013      2012        2011
                                                                        ------ ------------- --------
                                                                               (In millions)
Fixed maturity securities.............................................. $  459   $  1,402    $  1,057
Fixed maturity securities with noncredit OTTI losses in AOCI...........    (2)        (4)         (6)
                                                                        ------   --------    --------
 Total fixed maturity securities.......................................    457      1,398       1,051
Equity securities......................................................   (24)         --          --
Derivatives............................................................      4        142         126
Short-term investments.................................................     --        (1)         (1)
Other..................................................................    (4)        (3)          --
                                                                        ------   --------    --------
 Subtotal..............................................................    433      1,536       1,176
                                                                        ------   --------    --------
Amounts allocated from:
 Insurance liability loss recognition..................................     --       (79)        (61)
 DAC...................................................................    (9)       (43)        (48)
                                                                        ------   --------    --------
   Subtotal............................................................    (9)      (122)       (109)
                                                                        ------   --------    --------
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................     --          1           2
Deferred income tax benefit (expense)..................................  (149)      (496)       (376)
                                                                        ------   --------    --------
Net unrealized investment gains (losses)............................... $  275   $    919    $    693
                                                                        ======   ========    ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2013         2012
                                                                  ----         ----
                                                                  (In millions)
     Balance at January 1,....................................... $(4)         $(6)
     Noncredit OTTI losses and subsequent changes recognized (1).   --          (2)
     Securities sold with previous noncredit OTTI loss...........    1            2
     Subsequent changes in estimated fair value..................    1            2
                                                                  ----         ----
     Balance at December 31,..................................... $(2)         $(4)
                                                                  ====         ====

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were less than $1 million and ($2) million for the years ended December 31, 2013 and 2012, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                         ------------------------------
                                                                           2013       2012       2011
                                                                         -------- ------------- -------
                                                                                  (In millions)
Balance at January 1,................................................... $    919    $   693    $   110
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................        2          2         --
Unrealized investment gains (losses) during the year....................  (1,105)        358        924
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................       79       (18)       (27)
 DAC related to noncredit OTTI losses recognized in AOCI................       --         --        (1)
 DAC....................................................................       34          5         --
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...................................................      (1)        (1)         --
 Deferred income tax benefit (expense)..................................      347      (120)      (313)
                                                                         --------    -------    -------
Balance at December 31,................................................. $    275    $   919    $   693
                                                                         ========    =======    =======
Change in net unrealized investment gains (losses)...................... $  (644)    $   226    $   583
                                                                         ========    =======    =======

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                           -----------------
                                                             2013     2012
                                                           -------- --------
                                                             (In millions)
   Securities on loan: (1)
    Amortized cost........................................ $  1,443 $  1,212
    Estimated fair value.................................. $  1,424 $  1,534
   Cash collateral on deposit from counterparties (2)..... $  1,470 $  1,574
   Security collateral on deposit from counterparties (3). $     -- $     11
   Reinvestment portfolio -- estimated fair value......... $  1,473 $  1,591

--------

(1)Included within fixed maturity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities at:

                                                                 December 31,
                                                                 -------------
                                                                 2013   2012
                                                                 -----  -----
                                                                 (In millions)
    Invested assets on deposit (regulatory deposits)............ $   6  $   6
    Invested assets pledged as collateral (1)...................   665    698
                                                                 -----  -----
     Total invested assets on deposit and pledged as collateral. $ 671  $ 704
                                                                 =====  =====

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

  See "-- Securities Lending" for securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)

flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                         -------------
                                                          2013   2012
                                                         ------ ------
                                                         (In millions)
         Outstanding principal and interest balance (1). $  312 $  341
         Carrying value (2)............................. $  248 $  277

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                            Years Ended December 31,
                                                            ------------------------
                                                             2013        2012
                                                            ------      -------
                                                            (In millions)
      Contractually required payments (including interest). $   46      $   152
      Cash flows expected to be collected (1).............. $   37      $    71
      Fair value of investments acquired................... $   25      $    44

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2013         2012
                                                           -------      -------
                                                            (In millions)
      Accretable yield, January 1,........................ $   189      $   187
      Investments purchased...............................      12           27
      Accretion recognized in earnings....................    (12)         (11)
      Disposals...........................................     (4)           --
      Reclassification (to) from nonaccretable difference.    (20)         (14)
                                                             -------      -------
      Accretable yield, December 31,...................... $   165      $   189
                                                             =======      =======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $972 million at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $472 million at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for one of the three most recent annual periods: 2013. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $185.7 billion and $148.5 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled $8.1 billion and $4.9 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $18.5 billion, $11.8 billion and $5.0 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2013                 2012
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  1,888  $  1,888   $  2,353  $  2,353
 U.S. and foreign corporate.....................      133       133        149       149
Other limited partnership interests.............      593       828        516       780
Other invested assets...........................        9        44         --        --
                                                 --------  --------   --------  --------
 Total.......................................... $  2,623  $  2,893   $  3,018  $  3,282
                                                 ========  ========   ========  ========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. For its investments in other invested assets, the Company's return is in the form of income tax credits. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitment. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                         2013     2012    2011
                                                         ------  ------  ------
                                                           (In millions)
    Investment income:
     Fixed maturity securities......................... $  531   $  525  $  468
     Equity securities.................................      4       --      --
     Mortgage loans....................................     95       87      76
     Policy loans......................................      6        5       4
     Real estate and real estate joint ventures........      6        1      --
     Other limited partnership interests...............    105       54      42
     Cash, cash equivalents and short-term investments.    (1)        1      --
     Other.............................................      4        7       9
                                                         ------  ------  ------
       Subtotal........................................    750      680     599
     Less: Investment expenses.........................     24       19      13
                                                         ------  ------  ------
         Net investment income......................... $  726   $  661  $  586
                                                         ======  ======  ======

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                         2013     2012      2011
                                                                          -----    -----    ------
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Finance............................................................ $ (3)    $ (1)    $   --
                                                                          -----    -----    ------
       Total U.S. and foreign corporate securities......................   (3)      (1)        --
   RMBS.................................................................    --      (1)       (2)
                                                                          -----    -----    ------
 OTTI losses on fixed maturity securities recognized in earnings........   (3)      (2)       (2)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     5       23       (5)
                                                                          -----    -----    ------
       Total gains (losses) on fixed maturity securities................     2       21       (7)
                                                                          -----    -----    ------
Other net investment gains (losses):
 Equity securities......................................................    --       --       (1)
 Mortgage loans.........................................................    --        3         2
 Other limited partnership interests....................................    --        1       (1)
 Other investment portfolio gains (losses)..............................     4       --        --
                                                                          -----    -----    ------
        Total net investment gains (losses)............................. $   6    $  25    $  (7)
                                                                          =====    =====    ======

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($1) million, less than $1 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                          Years Ended December 31,
                                     -------------------------------------------------------------------
                                       2013     2012    2011   2013  2012  2011   2013    2012    2011
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
                                     Fixed Maturity Securities Equity Securities          Total
                                     ------------------------- ----------------- -----------------------
                                                                (In millions)
Proceeds............................ $  2,859 $  2,021 $ 2,510 $   7 $   3 $   5 $ 2,866 $ 2,024 $ 2,515
                                     ======== ======== ======= ===== ===== ===== ======= ======= =======
Gross investment gains.............. $     46 $     32 $    13 $  -- $  -- $  -- $    46 $    32 $    13
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
Gross investment losses.............     (41)      (9)    (18)    --    --    --    (41)     (9)    (18)
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
Total OTTI losses:
  Credit-related....................       --      (1)     (2)    --    --    --      --     (1)     (2)
  Other (1).........................      (3)      (1)      --    --    --   (1)     (3)     (1)     (1)
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
   Total OTTI losses................      (3)      (2)     (2)    --    --   (1)     (3)     (2)     (3)
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
    Net investment gains (losses)... $      2 $     21 $   (7) $  -- $  -- $ (1) $     2 $    21 $   (8)
                                     ======== ======== ======= ===== ===== ===== ======= ======= =======

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                          2013         2012
                                                                       --------     --------
                                                                         (In millions)
Balance, at January 1,................................................ $      1     $      1
Additions:
  Initial impairments -- credit loss OTTI recognized on securities
   not previously impaired............................................       --            1
Reductions:
  Sales (maturities, pay downs or prepayments) during the period of
   securities previously impaired as credit loss OTTI.................       --          (1)
                                                                       --------     --------
Balance, at December 31,.............................................. $      1     $      1
                                                                       ========     ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                     2013     2012    2011
                                                                      -----    -----   -----
                                                                       (In millions)
Estimated fair value of invested assets transferred to affiliates... $  33    $  --   $  --
Amortized cost of invested assets transferred to affiliates......... $  31    $  --   $  --
Net investment gains (losses) recognized on transfers............... $   2    $  --   $  --
Estimated fair value of invested assets transferred from affiliates. $  77    $  --   $  --

   The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $147 million and $117 million at December 31, 2013 and 2012, respectively. A loan issued in 2013 for $30 million bears interest at one-month LIBOR + 4.50% with quarterly interest only payments of less than $1 million through January 2017, when the principal balance is due. A loan with a carrying value of $77 million, at both December 31, 2013 and 2012, bears interest at 7.26% due in quarterly principal and interest payments of $2 million through January 2020, when the remaining principal balance is due. A loan with a carrying value of $40 million, at both December 31, 2013 and 2012, bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $8 million, $8 million and $9 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   The Company has affiliated loans outstanding which are included in other invested assets, totaling $125 million at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans are due on December 16, 2021, and bears interest, payable semi-annually, at 5.86%. Net investment income from these affiliated loans was $7 million, $7 million and less than $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   In July 2013, the Company committed to lend up to $438 million to Exeter, an affiliate, pursuant to a note purchase agreement. Pursuant to the agreement, the notes will be due not later than three years after issuance. The repayment of any notes issued pursuant to this agreement is guaranteed by MetLife. In October 2013, pursuant to this agreement, the Company issued a loan to Exeter for $125 million, which is included in other invested assets, for the year ending December 31, 2013. The loan is due on October 15, 2015, and bears interest, payable semi-annually, at 2.47%. Net investment income from this loan was $1 million at December 31, 2013. The remaining total commitment to lend is $313 million at December 31, 2013.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $13 million, $11 million, and $10 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company also had additional affiliated net investment income
 (loss) of ($1) million for the year ended December 31, 2013 and less than $1 million for both years ended December 31, 2012 and 2011.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

  To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

  To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

  The Company uses equity index options to reduce its exposure to equity market risk in non-qualifying hedging relationships.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                         December 31,
                                                                   -------------------------------------------------------------
                                                                               2013                           2012
                                                                   ------------------------------ ------------------------------
                                                                             Estimated Fair Value           Estimated Fair Value
                                                                             --------------------           --------------------
                                                                   Notional                       Notional
                                 Primary Underlying Risk Exposure   Amount   Assets  Liabilities   Amount   Assets  Liabilities
                                 --------------------------------  --------- ------  -----------  --------- ------  -----------
                                                                                         (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps........... Interest rate.................... $     112 $    1    $    1     $     101 $   --    $    2
                                                                   --------- ------    ------     --------- ------    ------
   Subtotal....................................................          112      1         1           101     --         2
                                                                   --------- ------    ------     --------- ------    ------
Cash flow hedges:
  Interest rate swaps........... Interest rate....................       377      3        29           483     59        --
  Interest rate forwards........ Interest rate....................       145      3         1           260     53        --
  Foreign currency swaps........ Foreign currency exchange rate...       200      1        21           183      2         6
                                                                   --------- ------    ------     --------- ------    ------
   Subtotal....................................................          722      7        51           926    114         6
                                                                   --------- ------    ------     --------- ------    ------
    Total qualifying hedges...................................     $     834 $    8    $   52     $   1,027 $  114    $    8
                                                                   --------- ------    ------     --------- ------    ------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps............. Interest rate.................... $   2,975 $   71    $   38     $   1,587 $   96    $   10
Interest rate floors............ Interest rate....................     6,000     29        29         6,000     93        91
Interest rate caps.............. Interest rate....................     2,000      5        --         1,500     --        --
Interest rate futures........... Interest rate....................        --     --        --            44     --         1
Foreign currency swaps.......... Foreign currency exchange rate...       173      1        15           120      1         4
Foreign currency forwards....... Foreign currency exchange rate...         7     --        --
Credit default
 swaps -- purchased............. Credit...........................        24     --        --            24     --        --
Credit default swaps -- written. Credit...........................       528     11        --           624      5        --
Equity options.................. Equity market....................        72     --        --            36     --        --
                                                                   --------- ------    ------     --------- ------    ------
   Total non-designated or non-qualifying derivatives..........       11,779    117        82         9,935    195       106
                                                                   --------- ------    ------     --------- ------    ------
    Total.....................................................     $  12,613 $  125    $  134     $  10,962 $  309    $  114
                                                                   ========= ======    ======     ========= ======    ======

  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                ---------------------------
                                                   2013      2012     2011
                                                ---------- --------- ------
                                                       (In millions)
    Derivatives and hedging gains (losses) (1). $     (82) $      37 $  191
    Embedded derivatives.......................      (923)     1,098    534
                                                ---------- --------- ------
     Total net derivative gains (losses)....... $  (1,005) $   1,135 $  725
                                                ========== ========= ======

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2013, 2012 and 2011 was not significant.

  The Company recognized $71 million, $60 million and $36 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2013, 2012 and 2011, respectively.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net          Net
                                                    Derivative   Investment
                                                  Gains (Losses) Income (1)
                                                  -------------- ----------
                                                        (In millions)
     Year Ended December 31, 2013:
      Interest rate derivatives..................  $     (162)    $     --
      Foreign currency exchange rate derivatives.         (13)          --
      Credit derivatives -- purchased............           --          --
      Credit derivatives -- written..............           13          --
      Equity derivatives.........................           --         (1)
                                                   -----------    --------
        Total....................................  $     (162)    $    (1)
                                                   ===========    ========
     Year Ended December 31, 2012:
      Interest rate derivatives..................  $      (29)    $     --
      Foreign currency exchange rate derivatives.          (3)          --
      Credit derivatives -- purchased............          (3)          --
      Credit derivatives -- written..............           11          --
      Equity derivatives.........................           --         (1)
                                                   -----------    --------
        Total....................................  $      (24)    $    (1)
                                                   ===========    ========
     Year Ended December 31, 2011:
      Interest rate derivatives..................  $       143    $     --
      Foreign currency exchange rate derivatives.           --          --
      Credit derivatives -- purchased............            2          --
      Credit derivatives -- written..............          (1)          --
      Equity derivatives.........................           --         (2)
                                                   -----------    --------
        Total....................................  $       144    $    (2)
                                                   ===========    ========

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amount the Company recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges was not significant for both years ended December 31, 2013 and 2011, and was ($1) million for the year ended December 31, 2012. Changes in the fair value of the derivatives recognized in net derivative gains (losses) were $2 million and ($2) million for the years ended December 31, 2013 and 2012, respectively, and not significant for the year ended December 31, 2011. Changes in the fair value of the hedged items recognized in net derivative gains (losses) were ($2) million and $1 million for the years ended December 31, 2013 and 2012, respectively, and not significant for the year ended December 31, 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities; (ii) interest rate forwards to lock in the price to be paid for forward purchases of investments; and (iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were $0, $0, and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  At December 31, 2013 and 2012, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and seven years, respectively.

  At December 31, 2013 and 2012, the balance in AOCI associated with cash flow hedges was $4 million and $142 million, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                         Amount and Location
                                 Amount of Gains          of Gains (Losses)
Derivatives in Cash Flow       (Losses) Deferred in       Reclassified from
Hedging Relationships          AOCI on Derivatives     AOCI into Income (Loss)
------------------------------ -------------------- -----------------------------
                               (Effective Portion)       (Effective Portion)
                               -------------------- -----------------------------
                                                    Net Derivative Net Investment
                                                    Gains (Losses)     Income
                                                    -------------- --------------
                                                 (In millions)
Year Ended December 31, 2013:
Interest rate swaps...........    $        (84)       $       --     $      --
Interest rate forwards........             (33)                6             1
Foreign currency swaps........             (15)              (1)            --
                                  -------------       ----------     ---------
 Total........................    $       (132)       $        5     $       1
                                  =============       ==========     =========
Year Ended December 31, 2012:
Interest rate swaps...........    $          27       $       --     $      --
Interest rate forwards........              (1)                1            --
Foreign currency swaps........              (9)               --            --
                                  -------------       ----------     ---------
 Total........................    $          17       $        1     $      --
                                  =============       ==========     =========
Year Ended December 31, 2011:
Interest rate swaps...........    $          57       $        1     $      --
Interest rate forwards........              144                9            --
Foreign currency swaps........                7              (1)            --
                                  -------------       ----------     ---------
 Total........................    $         208       $        9     $      --
                                  =============       ==========     =========

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, ($1) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $528 million and $624 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $11 million and $5 million, respectively, to terminate all of these contracts.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                           December 31,
                                         ---------------------------------------------------------------------------------
                                                           2013                                     2012
                                         ---------------------------------------- ----------------------------------------
                                         Estimated      Maximum                   Estimated      Maximum
                                         Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
                                         of Credit   Payments under    Average    of Credit   Payments under    Average
Rating Agency Designation of Referenced   Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)                     Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
---------------------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                                (In millions)                            (In millions)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................  $      1    $        30             3.0  $     1     $        43             2.9
   Credit default swaps referencing
     indices............................        --             42             0.8       --              42             1.8
                                         ---------- ----------------              ---------- ----------------
    Subtotal............................         1             72             1.7        1              85             2.3
                                         ---------- ----------------              ---------- ----------------
   Baa
   Single name credit default swaps
     (corporate)........................         2            110             2.7        1              80             3.6
   Credit default swaps referencing
     indices............................         5            310             5.0        3             423             4.5
                                         ---------- ----------------              ---------- ----------------
    Subtotal............................         7            420             4.4        4             503             4.4
                                         ---------- ----------------              ---------- ----------------
   B
   Single name credit default swaps
     (corporate)........................        --             --              --       --              --              --
   Credit default swaps referencing
     indices............................         3             36             5.0       --              36             5.0
                                         ---------- ----------------              ---------- ----------------
    Subtotal............................         3             36             5.0       --              36             5.0
                                         ---------- ----------------              ---------- ----------------
      Total.............................  $     11    $       528             4.1  $     5     $       624             4.1
                                         ========== ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                              December 31, 2013   December 31, 2012
                                                                              ------------------ --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement  Assets Liabilities  Assets  Liabilities
----------------------------------------------------------------------------  ------ ----------- -------- -----------
                                                                                           (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).......................................................... $  119   $   134   $    323   $   126
  OTC-cleared (1)............................................................     15         8         --        --
  Exchange-traded............................................................     --        --         --         1
                                                                              ------   -------   --------   -------
    Total gross estimated fair value of derivatives (1)......................    134       142        323       127
 Amounts offset in the consolidated balance sheets...........................     --        --         --        --
                                                                              ------   -------   --------   -------
 Estimated fair value of derivatives presented in the consolidated balance
   sheets (1)................................................................    134       142        323       127
 Gross amounts not offset in the consolidated balance sheets:
  Gross estimated fair value of derivatives: (2)
    OTC-bilateral............................................................   (80)      (80)       (22)      (22)
    OTC-cleared..............................................................    (6)       (6)         --        --
    Exchange-traded..........................................................     --        --         --        --
  Cash collateral: (3)
    OTC-bilateral............................................................   (39)        --      (249)        --
    OTC-cleared..............................................................    (8)       (1)         --        --
    Exchange-traded..........................................................     --        --         --       (1)
  Securities collateral: (4)
    OTC-bilateral............................................................    (1)      (50)       (52)     (101)
    OTC-cleared..............................................................     --        --         --        --
    Exchange-traded..........................................................     --        --         --        --
                                                                              ------   -------   --------   -------
 Net amount after application of master netting agreements and collateral.... $   --   $     5   $     --   $     3
                                                                              ======   =======   ========   =======

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $9 million and $14 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $8 million and $13 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the consolidated balance

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)

   sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $5 million and $0, respectively, and provided excess cash collateral of $1 million and $1 million, respectively, which is not included in the table above due to the foregoing limitation.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $4 million and $12 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $0 and $0, respectively, for its OTC-bilateral derivatives and $12 million and $0, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange-traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit rating of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                  Estimated Fair Value of        Fair Value of Incremental
                                   Collateral Provided:          Collateral Provided Upon:
                                  ----------------------- ----------------------------------------
                                                                        Downgrade in the Company's
                                                            One Notch   Financial Strength Rating
                     Estimated                            Downgrade in       to a Level that
                   Fair Value of                          the Company's  Triggers Full Overnight
                   Derivatives in                           Financial      Collateralization or
                   Net Liability      Fixed Maturity        Strength          Termination of
                    Position (1)        Securities           Rating      the Derivative Position
                   -------------- ----------------------- ------------- --------------------------
                                                    (In millions)
December 31, 2013.   $         54            $         50   $        --     $                    2
December 31, 2012.   $        104            $        101   $        --     $                    7

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and funds withheld on ceded reinsurance.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                         December 31,
                                                                                      -------------------
                                                            Balance Sheet Location       2013      2012
                                                           -------------------------- ---------- --------
                                                                                         (In millions)
Net embedded derivatives within asset host contracts:
 Ceded guaranteed minimum benefits........................ Premiums, reinsurance and
                                                           other receivables......... $      642 $  3,891
 Options embedded in debt or equity securities............ Investments...............       (16)      (5)
                                                                                      ---------- --------
   Net embedded derivatives within asset host contracts...........................    $      626 $  3,886
                                                                                      ========== ========
Net embedded derivatives within liability host contracts:
 Direct guaranteed minimum benefits....................... PABs...................... $  (1,248) $    660
 Funds withheld on ceded reinsurance...................... Other liabilities.........         34      552
                                                                                      ---------- --------
   Net embedded derivatives within liability host contracts.......................    $  (1,214) $  1,212
                                                                                      ========== ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                                ------------------------
                                                  2013     2012    2011
                                                -------- -------- ------
                                                     (In millions)
        Net derivative gains (losses) (1), (2). $  (923) $  1,098 $  534

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($151) million, ($225) million and $346 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $76 million, $124 million and ($476) million for the years ended
   December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                              December 31, 2013
                                                              -------------------------------------------------
                                                                    Fair Value Hierarchy
                                                              ---------------------------------
                                                                                                Total Estimated
                                                               Level 1   Level 2     Level 3      Fair Value
                                                              --------- ---------- ------------ ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $    4,397 $        174    $      4,571
  U.S. Treasury and agency...................................       841      1,169           --           2,010
  Foreign corporate..........................................        --      1,441          308           1,749
  RMBS.......................................................        --      1,057          117           1,174
  State and political subdivision............................        --        825           --             825
  ABS........................................................        --        278           95             373
  CMBS.......................................................        --        306           35             341
  Foreign government.........................................        --        171           --             171
                                                              --------- ---------- ------------ ---------------
   Total fixed maturity securities...........................       841      9,644          729          11,214
                                                              --------- ---------- ------------ ---------------
Equity securities:
  Non-redeemable preferred stock.............................        --         79           --              79
  Common stock...............................................        --         20           --              20
                                                              --------- ---------- ------------ ---------------
   Total equity securities...................................        --         99           --              99
                                                              --------- ---------- ------------ ---------------
Short-term investments.......................................         3        501           --             504
Derivative assets: (1)
  Interest rate..............................................        --        108            4             112
  Foreign currency exchange rate.............................        --          2           --               2
  Credit.....................................................        --         11           --              11
                                                              --------- ---------- ------------ ---------------
   Total derivative assets...................................        --        121            4             125
Net embedded derivatives within asset host contracts (2).....        --         --          642             642
Separate account assets (3)..................................       118     81,627           --          81,745
                                                              --------- ---------- ------------ ---------------
    Total assets............................................. $     962 $   91,992 $      1,375    $     94,329
                                                              ========= ========== ============ ===============
Liabilities
Derivative liabilities: (1)
  Interest rate.............................................. $      -- $       97 $          1    $         98
  Foreign currency exchange rate.............................        --         36           --              36
                                                              --------- ---------- ------------ ---------------
   Total derivative liabilities..............................        --        133            1             134
Net embedded derivatives within liability host contracts (2).        --         --      (1,214)         (1,214)
                                                              --------- ---------- ------------ ---------------
    Total liabilities........................................ $      -- $      133 $    (1,213)    $    (1,080)
                                                              ========= ========== ============ ===============

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                                                             December 31, 2012
                                                              ------------------------------------------------
                                                                    Fair Value Hierarchy
                                                              --------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                              ---------- ---------- ---------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $       -- $    4,475 $      233     $     4,708
  U.S. Treasury and agency...................................        297        994         --           1,291
  Foreign corporate..........................................         --      1,624        306           1,930
  RMBS.......................................................         --      1,418         48           1,466
  State and political subdivision............................         --        924         --             924
  ABS........................................................         --        288         72             360
  CMBS.......................................................         --        516         11             527
  Foreign government.........................................         --        179          2             181
                                                              ---------- ---------- ---------- ---------------
   Total fixed maturity securities...........................        297     10,418        672          11,387
                                                              ---------- ---------- ---------- ---------------
Equity securities:
  Non-redeemable preferred stock.............................         --         22          1              23
  Common stock...............................................         --         11         --              11
                                                              ---------- ---------- ---------- ---------------
   Total equity securities...................................         --         33          1              34
                                                              ---------- ---------- ---------- ---------------
Short-term investments.......................................        245        477         --             722
Derivative assets: (1)
  Interest rate..............................................         --        248         53             301
  Foreign currency exchange rate.............................         --          3         --               3
  Credit.....................................................         --          4          1               5
                                                              ---------- ---------- ---------- ---------------
   Total derivative assets...................................         --        255         54             309
Net embedded derivatives within asset host contracts (2).....         --         --      3,891           3,891
Separate account assets (3)..................................         75     70,801         --          70,876
                                                              ---------- ---------- ---------- ---------------
    Total assets............................................. $      617 $   81,984 $    4,618     $    87,219
                                                              ========== ========== ========== ===============
Liabilities
Derivative liabilities: (1)
  Interest rate.............................................. $        1 $      103 $       --     $       104
  Foreign currency exchange rate.............................         --         10         --              10
                                                              ---------- ---------- ---------- ---------------
   Total derivative liabilities..............................          1        113         --             114
Net embedded derivatives within liability host contracts (2).         --         --      1,212           1,212
                                                              ---------- ---------- ---------- ---------------
    Total liabilities........................................ $        1 $      113 $    1,212     $     1,326
                                                              ========== ========== ========== ===============

--------

(1)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2013 and 2012, equity securities also included embedded derivatives of ($16) million and ($5) million, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 9% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value,

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

  independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Non-redeemable preferred and common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

   adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Non-redeemable preferred stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities and Short-term Investments." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Interest rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and basis curves.

   Credit

     Non-option-based. Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


 Embedded Derivatives

   Embedded derivatives principally include certain direct and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

 cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                  December 31, 2013
                                                                             ---------------------------
                             Valuation                 Significant                              Weighted
                             Techniques            Unobservable Inputs            Range        Average (1)
                       -----------------------  ---------------------------  --------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and    .  Matrix pricing        .  Delta spread               (10)  -     240       23
  foreign corporate                               adjustments (4)
                                                .  Illiquidity premium (4)      30  -      30       30
                                                .  Credit spreads (4)         (40)  -     482      212
                                                .  Offered quotes (5)           99  -      99       99
                       .  Consensus pricing     .  Offered quotes (5)
                       ------------------------------------------------------------------------------------
 RMBS                  .  Matrix pricing and    .  Credit spreads (4)           97  -   1,225      385
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)            93  -     100       93
                       .  Consensus pricing     .  Offered quotes (5)          100  -     100      100
                       ------------------------------------------------------------------------------------
 CMBS                  .  Matrix pricing and    .  Credit spreads (4)          500  -     500      500
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     104      101
                       ------------------------------------------------------------------------------------
 ABS                   .  Matrix pricing and    .  Credit spreads (4)
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     104      101
                       .  Consensus pricing     .  Offered quotes (5)           77  -     106       99
                       ------------------------------------------------------------------------------------
Derivatives:
 Interest rate         .  Present value         .  Swap yield (7)              401  -     450
                         techniques
                       ------------------------------------------------------------------------------------
 Credit                .  Present value         .  Credit spreads (8)           99  -     100
                         techniques
                       ------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      .  Option pricing        .  Mortality rates:
  guaranteed             techniques                Ages  0 - 40                  0% -    0.10%
  minimum benefits                                 Ages 41 - 60               0.04% -    0.65%
                                                   Ages 61 -115               0.26% -     100%
                                                .  Lapse rates:
                                                   Durations 1 -10            0.50% -     100%
                                                   Durations 11 -20              3% -     100%
                                                   Durations 21 -116             3% -     100%
                                                .  Utilization rates            20% -      50%
                                                .  Withdrawal rates           0.07% -      10%
                                                .  Long-term equity          17.40% -      25%
                                                  volatilities
                                                .  Nonperformance             0.03% -    1.32%
                                                  risk spread
                       ------------------------------------------------------------------------------------

                                                                                  December 31, 2012           Impact of
                                                                             ---------------------------   Increase in Input
                             Valuation                 Significant                              Weighted     on Estimated
                             Techniques            Unobservable Inputs            Range        Average (1)  Fair Value (2)
                       -----------------------  ---------------------------  --------------    ----------- -----------------
Fixed maturity securities: (3)
 U.S. corporate and    .  Matrix pricing        .  Delta spread                  9  -     240        60       Decrease
  foreign corporate                               adjustments (4)
                                                .  Illiquidity premium (4)      30  -      30        30       Decrease
                                                .  Credit spreads (4)           23  -     653       163       Decrease
                                                .  Offered quotes (5)                                         Increase
                       .  Consensus pricing     .  Offered quotes (5)           68  -     103        90       Increase
                       ------------------------------------------------------------------------------------------------------
 RMBS                  .  Matrix pricing and    .  Credit spreads (4)          100  -   1,213       610     Decrease (6)
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     100       100     Increase (6)
                       .  Consensus pricing     .  Offered quotes (5)                                       Increase (6)
                       ------------------------------------------------------------------------------------------------------
 CMBS                  .  Matrix pricing and    .  Credit spreads (4)          100  -   1,250     1,250     Decrease (6)
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     104       104     Increase (6)
                       ------------------------------------------------------------------------------------------------------
 ABS                   .  Matrix pricing and    .  Credit spreads (4)          101  -     102       101     Decrease (6)
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     101       100     Increase (6)
                       .  Consensus pricing     .  Offered quotes (5)          111  -     111       111     Increase (6)
                       ------------------------------------------------------------------------------------------------------
Derivatives:
 Interest rate         .  Present value         .  Swap yield (7)              296  -     340               Increase (9)
                         techniques
                       ------------------------------------------------------------------------------------------------------
 Credit                .  Present value         .  Credit spreads (8)          100  -     100               Decrease (8)
                         techniques
                       ------------------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      .  Option pricing        .  Mortality rates:
  guaranteed             techniques                Ages  0 - 40                  0% -    0.10%              Decrease (10)
  minimum benefits                                 Ages 41 - 60               0.05% -    0.64%              Decrease (10)
                                                   Ages 61 -115               0.32% -     100%              Decrease (10)
                                                .  Lapse rates:
                                                   Durations 1 -10            0.50% -     100%              Decrease (11)
                                                   Durations 11 -20              3% -     100%              Decrease (11)
                                                   Durations 21 -116             3% -     100%              Decrease (11)
                                                .  Utilization rates            20% -      50%              Increase (12)
                                                .  Withdrawal rates           0.07% -      10%                      (13)
                                                .  Long-term equity          17.40% -      25%              Increase (14)
                                                  volatilities
                                                .  Nonperformance             0.10% -    0.67%              Decrease (15)
                                                  risk spread
                       ------------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(10)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


(14)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               -----------------------------------------------------------------------
                                                          Fixed Maturity Securities:
                                               -----------------------------------------------------------------------
                                                 U.S.         Foreign                                     Foreign
                                               Corporate     Corporate      RMBS       ABS      CMBS     Government
                                               ---------     ---------       ------     -----    -----   ----------
                                                                 (In millions)
Year Ended December 31, 2013:
Balance at January 1,.........................  $  233        $  306       $   48     $  72     $  11     $     2
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)..................
   Net investment income......................     (1)            --           --         1        --          --
   Net investment gains (losses)..............      --           (3)           --        --        --          --
   Net derivative gains (losses)..............      --            --           --        --        --          --
 OCI..........................................     (9)             6            3       (2)        --          --
Purchases (3).................................      36            38           72        46        27          --
Sales (3).....................................    (19)          (28)          (3)       (9)       (3)         (2)
Issuances (3).................................      --            --           --        --        --          --
Settlements (3)...............................      --            --           --        --        --          --
Transfers into Level 3 (4)....................      26            11            1        --        --          --
Transfers out of Level 3 (4)..................    (92)          (22)          (4)      (13)        --          --
                                                ------        ------         ------     -----    -----    -------
Balance at December 31,.......................  $  174        $  308       $  117     $  95     $  35     $    --
                                                ======        ======         ======     =====    =====    =======
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................  $  (1)        $   --       $   --     $   1     $  --     $    --
 Net investment gains (losses)................  $   --        $   --       $   --     $  --     $  --     $    --
 Net derivative gains (losses)................  $   --        $   --       $   --     $  --     $  --     $    --

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               -----------------------------------------------------------------------
                                               Equity Securities:                 Net Derivatives: (6)
                                               ------------------                 -------------------
                                                      Non-
                                                   redeemable                                                Net
                                                   Preferred        Short-term    Interest                Embedded
                                                     Stock          Investments     Rate      Credit   Derivatives (7)
                                               ------------------   -----------   --------    ------   ---------------
                                                                       (In millions)
Year Ended December 31, 2013:
Balance at January 1,.........................     $       1          $    --      $  53      $   1      $    2,679
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)..................
   Net investment income......................            --               --         --         --              --
   Net investment gains (losses)..............            --               --         --         --              --
   Net derivative gains (losses)..............            --               --        (3)        (1)           (932)
 OCI..........................................            --               --       (34)         --              --
Purchases (3).................................            --               --         --         --              --
Sales (3).....................................           (1)               --         --         --              --
Issuances (3).................................            --               --         --         --              --
Settlements (3)...............................            --               --       (13)         --             109
Transfers into Level 3 (4)....................            --               --         --         --              --
Transfers out of Level 3 (4)..................            --               --         --         --              --
                                                   ---------          -------      -----      -----      ----------
Balance at December 31,.......................     $      --          $    --      $   3      $  --      $    1,856
                                                   =========          =======      =====      =====      ==========
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................     $      --          $    --      $  --      $  --      $       --
 Net investment gains (losses)................     $      --          $    --      $  --      $  --      $       --
 Net derivative gains (losses)................     $      --          $    --      $  --      $  --      $    (900)

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  -----------------------------------------------------------------------
                                                             Fixed Maturity Securities:
                                                  -----------------------------------------------------------------------
                                                    U.S.         Foreign                                     Foreign
                                                  Corporate     Corporate     RMBS       ABS      CMBS      Government
                                                  ---------     ---------       -----     -----     -----   ----------
                                                                   (In millions)
Year Ended December 31, 2012:
Balance at January 1,............................  $  141        $  144       $  33     $  55     $  12      $     2
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2).....................
   Net investment income.........................      --            --          --        --        --           --
   Net investment gains (losses).................      --            --          --        --        --           --
   Net derivative gains (losses).................      --            --          --        --        --           --
 OCI.............................................       9            16           3         2        --           --
Purchases (3)....................................      75           121          19        26        --           --
Sales (3)........................................    (11)           (1)         (7)       (6)      (11)           --
Issuances (3)....................................      --            --          --        --        --           --
Settlements (3)..................................      --            --          --        --        --           --
Transfers into Level 3 (4).......................      27            26          --        --        10           --
Transfers out of Level 3 (4).....................     (8)            --          --       (5)        --           --
                                                   ------        ------         -----     -----     -----    -------
Balance at December 31,..........................  $  233        $  306       $  48     $  72     $  11      $     2
                                                   ======        ======         =====     =====     =====    =======
Changes in unrealized gains (losses) included in
  net income (loss): (5)
 Net investment income...........................  $   --        $   --       $  --     $  --     $  --      $    --
 Net investment gains (losses)...................  $   --        $   --       $  --     $  --     $  --      $    --
 Net derivative gains (losses)...................  $   --        $   --       $  --     $  --     $  --      $    --

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               -----------------------------------------------------------------------
                                               Equity Securities:                 Net Derivatives: (6)
                                               ------------------                 -------------------
                                                      Non-
                                                   redeemable                                                Net
                                                   Preferred        Short-term    Interest                Embedded
                                                     Stock          Investments     Rate      Credit   Derivatives (7)
                                               ------------------   -----------   --------    ------   ---------------
                                                                       (In millions)
Year Ended December 31, 2012:
Balance at January 1,.........................      $      1          $    --      $  87      $   1       $  1,463
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)..................
   Net investment income......................            --               --         --         --             --
   Net investment gains (losses)..............            --               --         --         --             --
   Net derivative gains (losses)..............            --               --          2         --          1,097
 OCI..........................................            --               --        (1)         --             --
Purchases (3).................................            --               --         --         --             --
Sales (3).....................................            --               --         --         --             --
Issuances (3).................................            --               --         --         --             --
Settlements (3)...............................            --               --       (35)         --            119
Transfers into Level 3 (4)....................            --               --         --         --             --
Transfers out of Level 3 (4)..................            --               --         --         --             --
                                                    --------          -------      -----      -----       --------
Balance at December 31,.......................      $      1          $    --      $  53      $   1       $  2,679
                                                    ========          =======      =====      =====       ========
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................      $     --          $    --      $  --      $  --       $     --
 Net investment gains (losses)................      $     --          $    --      $  --      $  --       $     --
 Net derivative gains (losses)................      $     --          $    --      $  --      $  --       $  1,114

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  -----------------------------------------------------------------------
                                                             Fixed Maturity Securities:
                                                  -----------------------------------------------------------------------
                                                    U.S.         Foreign                                     Foreign
                                                  Corporate     Corporate     RMBS       ABS      CMBS      Government
                                                  ---------     ---------       -----     -----     -----   ----------
                                                                   (In millions)
Year Ended December 31, 2011:
Balance at January 1,............................  $  162        $   91       $  41     $  55     $   7      $     4
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2).....................
   Net investment income.........................      --            --          --        --        --           --
   Net investment gains (losses).................      --            --          --        --         1           --
   Net derivative gains (losses).................      --            --          --        --        --           --
 OCI.............................................      11           (3)          --         1        --           --
Purchases (3)....................................      34            70          10        49         7           --
Sales (3)........................................     (7)          (15)         (8)       (9)       (3)          (2)
Issuances (3)....................................      --            --          --        --        --           --
Settlements (3)..................................      --            --          --        --        --           --
Transfers into Level 3 (4).......................      --             3          --        --        --           --
Transfers out of Level 3 (4).....................    (59)           (2)        (10)      (41)        --           --
                                                   ------        ------         -----     -----     -----    -------
Balance at December 31,..........................  $  141        $  144       $  33     $  55     $  12      $     2
                                                   ======        ======         =====     =====     =====    =======
Changes in unrealized gains (losses) included in
  net income (loss): (5)
 Net investment income...........................  $   --        $   --       $  --     $  --     $  --      $    --
 Net investment gains (losses)...................  $   --        $   --       $  --     $  --     $  --      $    --
 Net derivative gains (losses)...................  $   --        $   --       $  --     $  --     $  --      $    --

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               -----------------------------------------------------------------------
                                               Equity Securities:                 Net Derivatives: (6)
                                               ------------------                 -------------------
                                                      Non-
                                                   redeemable                                                Net
                                                   Preferred        Short-term    Interest                Embedded
                                                     Stock          Investments     Rate      Credit   Derivatives (7)
                                               ------------------   -----------   --------    ------   ---------------
                                                                       (In millions)
Year Ended December 31, 2011:
Balance at January 1,.........................      $      1          $     6      $(48)      $   1       $    786
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)..................
   Net investment income......................            --               --         --         --             --
   Net investment gains (losses)..............           (1)               --         --         --             --
   Net derivative gains (losses)..............            --               --          9         --            534
 OCI..........................................             1               --        135         --             --
Purchases (3).................................            --               --         --         --             --
Sales (3).....................................            --              (6)         --         --             --
Issuances (3).................................            --               --         --         --             --
Settlements (3)...............................            --               --        (9)         --            143
Transfers into Level 3 (4)....................            --               --         --         --             --
Transfers out of Level 3 (4)..................            --               --         --         --             --
                                                    --------          -------      -----      -----       --------
Balance at December 31,.......................      $      1          $    --      $  87      $   1       $  1,463
                                                    ========          =======      =====      =====       ========
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................      $     --          $    --      $  --      $  --       $     --
 Net investment gains (losses)................      $    (1)          $    --      $  --      $  --       $     --
 Net derivative gains (losses)................      $     --          $    --      $  --      $  --       $    544

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2013
                                             --------------------------------------------------
                                                          Fair Value Hierarchy
                                                      -----------------------------   Total
                                             Carrying                               Estimated
                                              Value     Level 1   Level 2   Level 3 Fair Value
                                             -------- --------- --------- --------- -----------
                                                               (In millions)
Assets
Mortgage loans.............................. $  1,826 $     --  $     --  $  1,940  $     1,940
Policy loans................................ $    151 $     --  $    114  $     39  $       153
Real estate joint ventures.................. $      8 $     --  $     --  $     10  $        10
Other limited partnership interests......... $     11 $     --  $     --  $     13  $        13
Other invested assets....................... $    250 $     --  $    270  $     --  $       270
Premiums, reinsurance and other receivables. $  5,337 $     --  $     --  $  5,744  $     5,744
Liabilities
PABs........................................ $  6,203 $     --  $     --  $  6,576  $     6,576
Long-term debt.............................. $     40 $     --  $     46  $     --  $        46
Other liabilities........................... $    191 $     --  $     30  $    161  $       191
Separate account liabilities................ $  1,196 $     --  $  1,196  $     --  $     1,196

                                                             December 31, 2012
                                             --------------------------------------------------
                                                          Fair Value Hierarchy
                                                      -----------------------------   Total
                                             Carrying                               Estimated
                                              Value     Level 1   Level 2   Level 3 Fair Value
                                             -------- --------- --------- --------- -----------
                                                               (In millions)
Assets
Mortgage loans.............................. $  1,678 $     --  $     --  $  1,855  $     1,855
Policy loans................................ $    130 $     --  $     95  $     38  $       133
Real estate joint ventures.................. $      7 $     --  $     --  $      9  $         9
Other limited partnership interests......... $     12 $     --  $     --  $     13  $        13
Other invested assets....................... $    126 $     --  $    161  $     --  $       161
Premiums, reinsurance and other receivables. $  5,387 $     --  $      2  $  6,195  $     6,197
Liabilities
PABs........................................ $  7,497 $     --  $     --  $  8,237  $     8,237
Long-term debt.............................. $     41 $     --  $     41  $     --  $        41
Other liabilities........................... $    169 $     --  $     13  $    156  $       169
Separate account liabilities................ $  1,030 $     --  $  1,030  $     --  $     1,030

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The Company evaluates the specific terms, facts and circumstances of long-term debt to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Other Liabilities

   Other liabilities consist primarily of amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

8. Long-term Debt

  The Company's long-term debt includes senior notes, issued to a third party, maturing in 2030 with a fixed interest rate of 7.03%. Principal and interest on the notes is paid quarterly. The outstanding balance of the notes was $40 million and $41 million at December 31, 2013 and 2012, respectively.

  The aggregate maturities of long-term debt at December 31, 2013 are $1 million in each of 2014, 2015, 2016 and 2017, $2 million in 2018 and $34 million thereafter.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Long-term Debt (continued)


  Interest expense related to the Company's indebtedness included in other expenses was $3 million for each of the years ended December 31, 2013, 2012 and 2011.

9. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MLI-USA was in excess of 600% for all periods presented.

  MLI-USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MLI-USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $209 million, $84 million and $178 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $1.9 billion and $1.7 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

Dividend Restrictions

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Equity (continued)

"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, MLI-USA did not pay dividends to MICC. Because MLI-USA's statutory unassigned funds (surplus) were negative at December 31, 2013, MLI-USA cannot pay any dividends in 2014 without prior regulatory approval.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                      Unrealized                       Foreign
                                                   Investment Gains     Unrealized    Currency
                                                   (Losses), Net of   Gains (Losses) Translation
                                                  Related Offsets (1) on Derivatives Adjustments  Total
                                                  ------------------- -------------- ----------- --------
                                                                       (In millions)
Balance at December 31, 2010.....................      $    158          $   (48)    $       --  $    110
OCI before reclassifications.....................           695               208           (1)       902
Income tax expense (benefit).....................         (243)              (73)            --     (316)
                                                  ------------------- -------------- ----------  --------
 OCI before reclassifications, net of income tax.           610                87           (1)       696
Amounts reclassified from AOCI...................             2               (9)            --       (7)
Income tax expense (benefit).....................           (1)                 4            --         3
                                                  ------------------- -------------- ----------  --------
 Amounts reclassified from AOCI, net of income
   tax...........................................             1               (5)            --       (4)
                                                  ------------------- -------------- ----------  --------
Balance at December 31, 2011.....................           611                82           (1)       692
OCI before reclassifications.....................           357                17           (1)       373
Income tax expense (benefit).....................         (124)               (6)            --     (130)
                                                  ------------------- -------------- ----------  --------
 OCI before reclassifications, net of income tax.           844                93           (2)       935
Amounts reclassified from AOCI...................          (26)               (1)            --      (27)
Income tax expense (benefit).....................             9                --            --         9
                                                  ------------------- -------------- ----------  --------
 Amounts reclassified from AOCI, net of income
   tax...........................................          (17)               (1)            --      (18)
                                                  ------------------- -------------- ----------  --------
Balance at December 31, 2012.....................           827                92           (2)       917
OCI before reclassifications.....................         (843)             (132)             2     (973)
Income tax expense (benefit).....................           295                46           (1)       340
                                                  ------------------- -------------- ----------  --------
 OCI before reclassifications, net of income tax.           279                 6           (1)       284
Amounts reclassified from AOCI...................           (9)               (6)            --      (15)
Income tax expense (benefit).....................             3                 2            --         5
                                                  ------------------- -------------- ----------  --------
 Amounts reclassified from AOCI, net of income
   tax...........................................           (6)               (4)            --      (10)
                                                  ------------------- -------------- ----------  --------
Balance at December 31, 2013.....................      $    273          $      2    $      (1)  $    274
                                                  =================== ============== ==========  ========

--------

(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          Statement of Operations and
AOCI Components                                        Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
-----------------------------------------------------  ----------------------------   ------------------------------------
                                                         Years Ended December 31,
                                                       ----------------------------
                                                         2013        2012      2011
                                                       ---------   --------- --------
                                                              (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)............ $       1   $      22 $    (7) Other net investment gains (losses)
  Net unrealized investment gains (losses)............         7           2        5 Net investment income
  Net unrealized investment gains (losses)............         1          --        2 Net derivative gains (losses)
  OTTI................................................        --           2      (2) OTTI on fixed maturity securities
                                                       ---------   --------- --------
   Net unrealized investment gains (losses),
    before income tax.................................         9          26      (2)
   Income tax (expense) benefit.......................       (3)         (9)        1
                                                       ---------   --------- --------
   Net unrealized investment gains (losses), net of
    income tax........................................ $       6   $      17 $    (1)
                                                       =========   ========= ========
Unrealized gains (losses) on derivatives - cash flow
 hedges:
  Interest rate swaps................................. $      --   $      -- $      1 Net derivative gains (losses)
  Interest rate forwards..............................         6           1        9 Net derivative gains (losses)
  Interest rate forwards..............................         1          --       -- Net investment income
  Foreign currency swaps..............................       (1)          --      (1) Net derivative gains (losses)
                                                       ---------   --------- --------
   Gains (losses) on cash flow hedges, before
    income tax........................................         6           1        9
   Income tax (expense) benefit.......................       (2)          --      (4)
                                                       ---------   --------- --------
   Gains (losses) on cash flow hedges, net of
    income tax........................................ $       4   $       1 $      5
                                                       =========   ========= ========
Total reclassifications, net of income tax............ $      10   $      18 $      4
                                                       =========   ========= ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


10. Other Expenses

  Information on other expenses was as follows:

                                                    Years Ended December 31,
                                                  -----------------------------
                                                    2013      2012      2011
                                                  --------- --------- ---------
                                                          (In millions)
Compensation..................................... $     306 $     342 $     293
Commissions......................................       555       809     1,253
Volume-related costs.............................       129       149       162
Affiliated interest costs on ceded reinsurance...       155       211       211
Capitalization of DAC............................     (476)     (821)   (1,274)
Amortization of DAC..............................      (70)       838       701
Interest expense on debt and debt issuance costs.         3         3         3
Premium taxes, licenses and fees.................        45        52        56
Professional services............................        29        18        16
Rent and related expenses........................        27        30        25
Other............................................       336       297       242
                                                  --------- --------- ---------
 Total other expenses............................ $   1,039 $   1,928 $   1,688
                                                  ========= ========= =========

Capitalization and Amortization of DAC

  See Note 3 for additional information on DAC including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions. See Notes 4, 8 and 13 for discussion of affiliated expenses included in the table above.

11. Income Tax

  The provision for income tax was as follows:

                                                    Years Ended December 31,
                                                    -----------------------
                                                      2013      2012   2011
                                                    ---------  ------ ------
                                                         (In millions)
     Current:
      Federal...................................... $    (89)  $ (80) $ (44)
     Deferred:
      Federal......................................        68     376    219
                                                    ---------  ------ ------
        Provision for income tax expense (benefit). $    (21)  $  296 $  175
                                                    =========  ====== ======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Income Tax (continued)


  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   Years Ended December 31,
                                                  ---------------------------
                                                    2013      2012     2011
                                                  --------- -------- --------
                                                         (In millions)
   Tax provision at U.S. statutory rate.......... $      50 $    353 $    232
   Tax effect of:
    Dividend received deduction..................      (59)     (48)     (45)
    Tax credits..................................       (9)      (6)      (7)
    Prior year tax...............................       (3)      (3)      (5)
    Tax-exempt income............................       (1)       --       --
    Other, net...................................         1       --       --
                                                  --------- -------- --------
      Provision for income tax expense (benefit). $    (21) $    296 $    175
                                                  ========= ======== ========

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                      ---------------------
                                                         2013       2012
                                                      ---------- ----------
                                                          (In millions)
    Deferred income tax assets:
     Policyholder liabilities and receivables........ $      600 $       --
     Tax credit carryforwards........................         84         65
     Net operating loss carryforwards................         22         --
     Investments, including derivatives..............         --         52
                                                      ---------- ----------
       Total deferred income tax assets..............        706        117
    Deferred income tax liabilities:
     DAC.............................................      1,051        782
     Investments, including derivatives..............        619         --
     Net unrealized investment gains.................        149        495
     Policyholder liabilities and receivables........         --        223
                                                      ---------- ----------
       Total deferred income tax liabilities.........      1,819      1,500
                                                      ---------- ----------
         Net deferred income tax asset (liability)... $  (1,113) $  (1,383)
                                                      ========== ==========

  The following table sets forth the domestic net operating loss carryforwards for tax purposes at December 31, 2013.

                             Net Operating Loss Carryforwards
                             -------------------------------
                                Amount         Expiration
                             -------------  -----------------
                             (In millions)
                   Domestic.           $64  Beginning in 2028

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Income Tax (continued)


  Tax credit carryforwards of $84 million at December 31, 2013 will expire beginning in 2017.

  The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $105 million, $138 million and $92 million at December 31, 2013, 2012 and 2011, respectively.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2003. The IRS audit cycle for the years January 1, 2003 through October 11, 2006, which began in April 2010, is expected to conclude in 2014. In 2012, the Company and the IRS completed and substantially settled the audit period October 12, 2006 through December 31, 2006. One issue not settled is under review at the IRS Appeals Division.

  It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                               Year Ended December 31, 2013
                                                                               ----------------------------
                                                                                      (In millions)
Balance at January 1,.........................................................        $          --
Additions for tax positions of prior years....................................                   14
Reductions for tax positions of prior years...................................                  (1)
Additions for tax positions of current year...................................                    1
Reductions for tax positions of current year..................................                  (1)
                                                                               ----------------------------
Balance at December 31,.......................................................        $          13
                                                                               ============================
Unrecognized tax benefits that, if recognized would impact the effective rate.        $          13
                                                                               ============================

  There were no unrecognized tax benefits at December 31, 2012 and 2011.

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                                                  Year Ended December 31, 2013
                                                                  ----------------------------
                                                                         (In millions)
Interest recognized in the consolidated statements of operations.                   $        1

                                                                           December 31, 2013
                                                                           -----------------
                                                                             (In millions)
Interest included in other liabilities in the consolidated balance sheets.        $        1

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Income Tax (continued)


  There was no interest recognized in the consolidated statements of operations for the years ended December 31, 2012 and 2011. There was no interest included in other liabilities in the consolidated balance sheets at December 31, 2012.

  The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $70 million and $52 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $11 million related to a true-up of the 2012 tax return. The 2012 benefit included a benefit of $4 million related to a true-up of the 2011 tax return.

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

    In April 2012, MetLife, for itself and on behalf of entities including MLI-USA, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On November 14, 2012, the West Virginia Treasurer filed an action against MLI-USA, alleging that MLI-USA violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363). On December 30, 2013, the court granted defendants' motion to dismiss the West Virginia Treasurer's action. The Treasurer has filed a notice to appeal the dismissal order. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Contingencies, Commitments and Guarantees (continued)


  Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Contingencies, Commitments and Guarantees (continued)


  Assets and liabilities held for insolvency assessments were as follows:

                                                                  December 31,
                                                               ------------------
                                                                 2013     2012
                                                               -------- ---------
                                                                 (In millions)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      4 $       6
 Premium tax offsets currently available for paid assessments.        3         1
                                                               -------- ---------
                                                               $      7 $       7
                                                               ======== =========
Other Liabilities:
 Insolvency assessments....................................... $      5 $      13
                                                               ======== =========

Commitments

 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $483 million and $446 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $61 million and $59 million at December 31, 2013 and 2012, respectively.

 Commitments to Fund Private Corporate Bond Investments

   The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $38 million and $72 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Contingencies, Commitments and Guarantees (continued)

are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

13. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $1.4 billion, $1.5 billion and $1.7 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $182 million, $150 million and $115 million for the years ended
December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $153 million, $133 million and $97 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net payables to affiliates, related to the items discussed above, of $235 million and $129 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

14. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through April 8, 2014, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

PART C

                                OTHER INFORMATION

Item 24.    FINANCIAL STATEMENTS AND EXHIBITS

a.          Financial Statements


The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

        1.  Report of Independent Registered Public Accounting Firm.


        2.  Statements of Assets and Liabilities as of December 31, 2013.

        3.  Statements of Operations for the year ended December 31, 2013.

        4. Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012.


        5.  Notes to the Financial Statements.

The following consolidated financial statements of the Company are included in Part B hereof:


        1.  Independent Auditors' Report.


        2.  Consolidated Balance Sheets as of December 31, 2013 and 2012.

        3. Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.

        4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.

        5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and 2011.

        6. Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.


        7.  Notes to the Consolidated Financial Statements.


b.            Exhibits

1. Certification of Restated Resolution of the Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (4)

2.          Not applicable

3.   (i)    Form of Principal Underwriter's Agreement (2)

     (ii) Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement) (11)

     (iii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (17)

     (iv)   Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (5)

4.   (i)    Form of 226 RI Contract (1)

     (ii)   Form of 226 RI Certificate and Riders (1)

     (iii) 403(b) Nationwide Tax Sheltered Annuity Endorsement (MLIU-398-3 (12/08)) (13)

     (iv) MetLife Investors USA Insurance Company 457(B) Plan Endorsement (Governmental and Tax-Exempt). MLIU-457-2 (5/11) (16)

5.   (i)    Form of Group Variable Annuity Application (1)

     (ii)   Form of Certificate Variable Annuity Application (1)

6.   (i)    Copy of Restated Articles of Incorporation of the Company (4)

     (ii)   Copy of the By-Laws of the Company (4)

     (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (4)

     (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (4)

     (v)    Certificate of Amendment of Certificate of Incorporation signed
            4/26/83 and certified 2/12/85 (4)

     (vi)   Certificate of Amendment of Certificate of Incorporation filed
            10/22/84 and signed 10/19/84 (4)

     (vii)  Certificate of Amendment of Certificate of Incorporation certified
            8/31/94 and adopted 6/13/94 (4)

     (viii) Certificate of Amendment of Certificate of Incorporation of Security
            First Life Insurance Company (name changed to MetLife Investors USA
            Insurance Company) filed 1/8/01 and signed 12/18/00 (4)

7.   (i)    Reinsurance Agreement between MetLife Investors USA Insurance
            Company and Metropolitan Life Insurance Company (3)

     (ii)   Automatic Reinsurance Agreement between MetLife Investors USA
            Insurance Company and Exeter Reassurance Company, Ltd. (3)

     (iii)  Reinsurance Agreement and Administrative Services Agreement between
            Metlife Investors USA Insurance Company and Metropolitan Life
            Insurance Company (effective January 1, 2006) (6)

8.   (i)    (a)  Participation Agreement among The Alger American Fund, Fred
                 Alger and Company, Incorporated and Security First Life
                 Insurance Company dated April 13, 1995 (12)

            (b)  Amendment dated April 30, 2010 (14)

     (ii)   (a)  Fund Participation Agreement among American Funds Insurance
                 Series, Capital Research and Management Company and MetLife
                 Investors USA Insurance Company dated April 29, 2003; First
                 Amendment dated November 1, 2005 (7)

            (b)  Second Amendment dated January 1, 2007 (8)

            (c)  Amendment dated April 30, 2010 (13)

     (iii)  (a)  Participation Agreement among Scudder Variable Life Investment
                 Fund and Security First Life Insurance Company, Inc. dated
                 April 7, 1995 (12)

            (b)  Amendment dated April 30, 2010 (14)

     (iv)   (a)  Participation Agreement among Variable Insurance Products
                 Funds, Fidelity Distributor Corporation and Metlife Investors
                 USA Insurance Company dated November 1, 2005 (7)

            (b)  Summary Prospectus Agreement among Fidelity Distributors
                 Corporation and MetLife Investors USA Insurance Company effective April 30, 2010 (13)

     (v)    (a)  Participation Agreement among Met Investors Series Trust, Met
                 Investors Advisory Corp., MetLife Investors Distribution
                 Company and MetLife Investors USA Insurance Company dated
                 February 12, 2001 (4)

            (b)  First Amendment dated February 1, 2008; Second Amendment dated
                 May 1, 2009 (10)

            (c) Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers,
                 LLC, MetLife Investors Distribution Company and Metropolitan
                 Life Insurance Company, MetLife Insurance Company of
                 Connecticut, MetLife Investors USA Insurance Company, MetLife
                 Investors Insurance Company, First MetLife Investors Insurance
                 Company, New England Life Insurance Company and General
                 American Life Insurance Company effective April 30, 2010. (15)

     (vi)   Participation Agreement among Metropolitan Series Fund, Inc.,
            MetLife Advisers, LLC, MetLife Investors Distribution Company and
            MetLife Investors USA Insurance Company dated August 31, 2007 (9)

            (a) Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC,
                 MetLife Investors Distribution Company and Metropolitan Life
                 Insurance Company, Metropolitan Tower Life Insurance Company,
                 MetLife Insurance Company of Connecticut, MetLife Investors
                 USA Insurance Company, MetLife Investors Insurance Company,
                 First MetLife Investors Insurance Company, New England Life
                 Insurance Company and General American Life Insurance Company effective April 30, 2010. (15)

     (vii)  Fund Participation Agreement among T. Rowe Price Growth Stock Fund,
            Inc., T. Rowe Price Investment Services, Inc., Security First

            Financial, Inc., Security First Life Separate Account A and Security
            First Life Insurance Company dated August 31, 1992 (12)

9.          Opinion and Consent of Counsel (5)

10.         Consent of Independent Registered Public Accounting Firm (Deloitte &
            Touche LLP) (18)

11.         Not Applicable

12.         Not Applicable


13.         Powers of Attorney for MetLife Investors USA Insurance Company (18)(19)


(1)  All previously filed Exhibits to MetLife Investors USA Separate Account A
     Registration Statement and all Post-Effective Amendments thereto are specifically incorporated herein by reference.

(2)  Incorporated herein by reference to Registrant's Pre-Effective Amendment
     No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on March 21, 2001.

(3)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on April 30, 2003.

(4)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on July 15, 2004.

(5)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 18 on Form N-4 (File Nos. 033-37128 and 811-03365) electronically filed on April 17, 2007.

(6)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 27 to Form N-4 (File Nos. 333-54466 and 811-03365) electronically filed on April 15, 2008.

(7)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 1 to Form N-4 (File Nos. 333-125756 and 811-03365) electronically filed on April 24, 2006.

(8)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 2 on Form N-4 (File Nos. 333-125756 and 811-03365) electronically filed on April 17, 2007.

(9)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on December 21, 2007.

(10) Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 2 to Form N-4 (File Nos. 333-148869 and 811-03365) electronically filed on April 22, 2009.

(11) Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 46 to Form N-4 (File Nos. 033-07094 and 811-03365) electronically filed on April 23, 2010.

(12) Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 21 to Form N-4 (File Nos. 033-37128 and 811-03365) electronically filed on April 23, 2010.

(13) Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 8 to Form N-4 (File Nos. 333-137968 and 811-03365) electronically filed on April 21, 2011.

(14) Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 22 to Form N-4 (file Nos. 033-37128 and 811-03365) electronically filed on April 21, 2011.

(15) Incorporated herein by reference to Registrant's Initial Registration
     Statement on Form N-4 (file Nos. 333-179239 and 811-03365) electronically filed on January 30, 2012.


(16) Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 23 to Form N-4 (File Nos. 033-37128 and 811-03365) electronically filed on April 13, 2012.

(17) Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) electronically filed on April 10, 2013.


(18) Filed herewith. Powers of Attorney for Kumar Das Gupta and Dina Rosalind
     Lumerman.

(19) Filed with Post-Effective Amendment No. 24 to this Registration Statement on April 12, 2013. Powers of Attorney for Eric T. Steigerwalt, Susan A.
     Buffum, Elizabeth M. Forget, Jay S. Kaduson, Stephen M. Kessler, Lisa S.
     Kuklinski, Peter M. Carlson and James J. Reilly.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------   ------------------------------------------

Eric Thomas Steigerwalt               Chairman of the Board, President,
11225 North Community House Road      Chief Executive Officer and Director
Charlotte, NC 28277


Susan Ann Buffum                      Director
10 Park Avenue
Morristown, NJ 07962


Jay Stuart Kaduson                    Vice President and Director
11225 North Community House Road
Charlotte, NC 28277


Elizabeth Mary Forget                 Executive Vice President and Director
1095 Avenue of the Americas
New York, NY 10036

Stephen Myles Kessler                 Director
300 Davidson Ave
Somerset, NJ 08873

Lisa Stella Kuklinski                 Director
1095 Avenue of the Americas
New York, NY 10036


Kumar Das Gupta                       Director
11225 North Community House Road
Charlotte, NC 28277


Peter M. Carlson                      Executive Vice President and Chief
1095 Avenue of the Americas           Accounting Officer
New York, NY 10036

Marlene B. Debel                      Treasurer
1095 Avenue of the Americas
New York, NY 10036

James J. Reilly                       Vice President-Finance
501 Boylston Street
Boston, MA 02116


Dina Rosalind Lumerman                Director
1095 Avenue of the Americas
New York, NY 10036


Enid M. Reichert                      Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 07962

Jonathan L. Rosenthal                 Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Jodi Anatole                          Vice President
1095 Avenue of the Americas
New York, NY 10036

Scott E. Andrews                      Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Roberto Baron                         Vice President
1095 Avenue of the Americas
New York, NY 10036


Manish P. Bhatt                       Vice President
501 Route 22
Bridgewater, NJ 08807


Henry W. Blaylock                     Vice President
200 Park Ave., 12th Floor
New York, NY 10166

Lynn A. Dumais                        Vice President
18210 Crane Nest Dr
Tampa, FL 33647

Geoffrey A. Fradkin                   Vice President
501 Route 22
Bridgewater, NJ 08807


Jeffrey P. Halperin                   Vice President
11225 North Community House Road
Charlotte, NC 28277


Gregory E. Illson                     Vice President
501 Boylston Street
Boston, MA 02116



John J. Iwanicki                      Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                      Vice President
501 Boylston Street
Boston, MA 02116

Andrew Kaniuk                         Vice President
501 Route 22
Bridgewater, NJ 08807


Christopher A. Kremer                 Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101



Gene L. Lunman                        Vice President
11225 North Community House Road
Charlotte, NC 28277


Cynthia Mallett                       Vice President
One Financial Center, 20th Floor
Boston, MA 02111

Sabrina M. Model                      Vice President
501 Route 22
Bridgewater, NJ 08807

Mark S. Reilly                        Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910




Robert L. Staffier                    Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


Nan D. Tecotzky                       Vice President
200 Park Avenue, 12th Floor
New York, NY 10166

Marian J. Zeldin                      Vice President
501 Route 22
Bridgewater, NJ 08807

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27.    NUMBER OF CONTRACT OWNERS


As of January 31, 2014, there were 415,286 owners of qualified contracts and 185,826 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28.    INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITER

      (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account 26
Security Equity Separate Account 27
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York,
NY 10036.



NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------   ------------------------------------------

Elizabeth M. Forget                   Director and President
1095 Avenues of the Americas
New York, NY 10036

Paul A. LaPiana                       Director, Executive Vice President,
11225 North Community House Road      National Sales Manager-Life
Charlotte, NC 28277

Andrew G. Aiello                      Senior Vice President,
5 Park Plaza                          Channel Head - National Accounts
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                        Senior Vice President
11225 North Community House Road
Charlotte, NC 28277

Tyla L. Reynolds                      Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                      Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                      Vice President, Chief Financial Officer
18210 Crane Nest Dr
Tampa, FL 33647

John P. Kyne III                      Vice President, Director of Compliance
11225 North Community House Road
Charlotte, NC 28277

David DeCarlo                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Paul M. Kos                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                 (3)
                                          Compensation on
                                               Events
                              (2)         Occasioning the
       (1)             Net Underwriting    Deduction of a       (4)           (5)
Name of Principal        Discounts and     Deferred Sales    Brokerage       Other
   Underwriter            Commissions           Load        Commissions   Compensation
-----------------      ----------------   ---------------   -----------   ------------
MetLife Investors         $456,083,088         $0                $0          $0
Distribution Company


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

          (a)  Registrant

          (b) MetLife Annuity Operations, 27000 Westown Parkway, Suite 200, West Des Moines, IA 50266

          (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

          (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

          (e) MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

          (f) Metropolitan Life Insurance Company, 18210 Crane Nest Drive, Tampa, FL 33647

          (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116

          (h)  Metropolitan Life Insurance Company, 200 Park Avenue, NY 10166



ITEM 31.    MANAGEMENT SERVICES

Not Applicable.

ITEM 32.    UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     a. The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     b. The Company hereby represents that is relying upon a No Action Letter issued to ING Life Insurance and Annuity Company dated August 30, 2012 and that it has complied with the provisions of such letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in Boston, Massachusetts, on April 11, 2014.


                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                        (Registrant)


                                    By: METLIFE INVESTORS USA INSURANCE COMPANY



                                    By: /s/ Gregory E. Illson
                                        ----------------------------------------
                                        Gregory E. Illson
                                        Vice President

                                        METLIFE INVESTORS USA INSURANCE COMPANY
                                        (Depositor)


                                    By: /s/ Gregory E. Illson
                                        ----------------------------------------
                                        Gregory E. Illson
                                        Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 11, 2014.


/s/ Eric Thomas Steigerwalt             Chairman of the Board, President, Chief
-------------------------------------   Executive Officer and Director
Eric Thomas Steigerwalt


/s/ Elizabeth M. Forget                 Executive Vice President and Director
-------------------------------------
Elizabeth M. Forget


/s/ Peter M. Carlson                    Executive Vice President and Chief
-------------------------------------   Accounting Officer
Peter M. Carlson


/s/ James J. Reilly                     Vice President-Finance
-------------------------------------   (principal financial officer)
James J. Reilly


/s/ Jay Stuart Kaduson                  Vice President and Director
-------------------------------------
Jay Stuart Kaduson


/s/ Stephen Myles Kessler               Vice President and Director
-------------------------------------
 Stephen Myles Kessler


/s/ Lisa Stella Kuklinski               Vice President and Director
-------------------------------------
Lisa Stella Kuklinski


/s/ Susan Ann Buffum                    Director
-------------------------------------
Susan Ann Buffum


/s/ Kumar Das Gupta                     Director
-------------------------------------
Kumar Das Gupta


/s/ Dina Rosalind Lumerman              Director
-------------------------------------
Dina Rosalind Lumerman

                                     By: /s/ Myra L. Saul
                                         ------------------------------------
                                         Myra L. Saul, Attorney-in-fact
                                         April 11, 2014